UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2024

Date of reporting period: 04/30/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

April 30, 2024
2024 Semi-Annual Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Intermediate Credit Bond Index Fund
• iShares U.S. Intermediate Government Bond Index Fund
• iShares U.S. Long Credit Bond Index Fund
• iShares U.S. Long Government Bond Index Fund
• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

 Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Table of Contents

Fund Summary as of April 30, 2024

iShares U.S. Intermediate Credit Bond Index Fund
Investment Objective
iShares U.S. Intermediate Credit Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Credit Bond Index (the "Index").
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended April 30, 2024, the Fund returned 5.22%. The Fund’s benchmark, the Bloomberg U.S. Intermediate Credit Bond Index, returned 5.12% for the same period.
Describe the market environment.
The bond market performed well during the reporting period. In the four months immediately prior to the beginning of the period, bonds sold off considerably on concerns that the Fed would need to keep interest rates "higher for longer." This outlook shifted dramatically in early November 2023 following a weaker-than-expected inflation report, touching off a significant recovery in the market. The rally gained steam in December 2023, when Fed Chairman Jerome Powell indicated that the central bank had likely finished raising rates and could in fact be poised to begin easing policy in 2024.
The environment changed again with the start of 2024, as rising oil prices and a series of strong economic reports sparked concerns that inflation was set to reaccelerate. Whereas futures markets were indicating that the Fed would enact as many as six to seven rate cuts in 2024 at the end of December 2023, the consensus was calling for just one by April 30. While these factors caused bond prices to trend lower over the final four months of the period, the market nonetheless finished in positive territory on the strength of its earlier gains.
Intermediate-term corporate bonds delivered strong returns and outperformed government issues with similar maturities. Corporate bonds’ performance was helped by the combination of their above-average income and a decline in yield spreads versus Treasuries. The latter trend reflected the backdrop of positive economic growth, steady corporate earnings, and investors’ continued appetite for risk.
Describe recent portfolio activity.
The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.
Describe portfolio positioning at period end.
The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
		Average Annual Total Returns(a)
	6-Month Total Returns	1 Year	Since Inception(b)
Fund	5.22%	2.48%	2.06%
Bloomberg U.S. Intermediate Credit Bond Index(c)	5.12	2.40	1.97

(a)
Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the
Bloomberg U.S. Intermediate Credit Bond Index, which, for the Fund, are considered bonds.

(b)	The Fund commenced operations on May 20, 2022.
(c)
An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

iShares U.S. Intermediate Credit Bond Index Fund
Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,052.20	$ 0.00	$ 1,000.00	$ 1,024.86	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information

PORTFOLIO COMPOSITION
Asset Type(a)(b)	Percent of Total Investments
Corporate Bonds	90.5%
Foreign Agency Obligations	8.9
Other*	0.6

(a)	Excludes short-term securities.
(b)
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Fund Summary as of April 30, 2024

iShares U.S. Intermediate Government Bond Index Fund
Investment Objective
iShares U.S. Intermediate Government Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Government Bond Index (the "Index").
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended April 30, 2024, the Fund returned 2.60%. The Fund’s benchmark, the Bloomberg U.S. Intermediate Government Bond Index, returned 2.55% for the same period.
Describe the market environment.
The bond market performed well during the reporting period. In the four months immediately prior to the beginning of the period, bonds sold off considerably on concerns that the Fed would need to keep interest rates "higher for longer." This outlook shifted dramatically in early November 2023 following a weaker-than-expected inflation report, touching off a significant recovery in the market. The rally gained steam in December 2023, when Fed Chairman Jerome Powell indicated that the central bank had likely finished raising rates and could in fact be poised to begin easing policy in 2024.
The environment changed again with the start of 2024, as rising oil prices and a series of strong economic reports sparked concerns that inflation was set to reaccelerate. Whereas futures markets were indicating that the Fed would enact as many as six to seven rate cuts in 2024 at the end of December 2023, the consensus was calling for just one by April 30. While these factors caused bond prices to trend lower over the final four months of the period, the market nonetheless finished in positive territory on the strength of its earlier gains.
Intermediate-term government bonds outperformed shorter-term issues but failed to keep pace with the strong returns of longer-term debt. The yield on the five-year note fell from 4.82% to 4.72% over the course of the period, while the 10-year yield rose from 4.88% to 4.69%. The two-year issue stayed roughly flat, moving from 5.07% to 5.04%. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.
Describe portfolio positioning at period end.
The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
		Average Annual Total Returns(a)
	6-Month Total Returns	1 Year	Since Inception(b)
Fund	2.60%	(0.22)%	(0.07)%
Bloomberg U.S. Intermediate Government Bond Index(c)	2.55	(0.27)	(0.16)

(a)
Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the
Bloomberg U.S. Intermediate Government Bond Index, which, for the Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(b)	The Fund commenced operations on May 20, 2022.
(c)
An index that includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government owned or government sponsored entities, and debt explicitly guaranteed by the U.S. government) with a maturity greater than 1 year and less than 10 years.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

iShares U.S. Intermediate Government Bond Index Fund
Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,026.00	$ 0.00	$ 1,000.00	$ 1,024.86	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information

PORTFOLIO COMPOSITION
Asset Type(a)	Percent of Total Investments
U.S. Treasury Obligations	98.1%
U.S. Government Sponsored Agency Securities	1.8
Corporate Bonds	0.1

(a)	Excludes short-term securities.
Fund Summary

Fund Summary as of April 30, 2024

iShares U.S. Long Credit Bond Index Fund
Investment Objective
iShares U.S. Long Credit Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Credit Bond Index (the "Index").
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended April 30, 2024, the Fund returned 11.02%. The Fund’s benchmark, the Bloomberg U.S. Long Credit Bond Index, returned 10.94% for the same period.
Describe the market environment.
The bond market performed well during the reporting period. In the four months immediately prior to the beginning of the period, bonds sold off considerably on concerns that the Fed would need to keep interest rates "higher for longer." This outlook shifted dramatically in early November 2023 following a weaker-than-expected inflation report, touching off a significant recovery in the market. The rally gained steam in December 2023, when Fed Chairman Jerome Powell indicated that the central bank had likely finished raising rates and could in fact be poised to begin easing policy in 2024.
The environment changed again with the start of 2024, as rising oil prices and a series of strong economic reports sparked concerns that inflation was set to reaccelerate. Whereas futures markets were indicating that the Fed would enact as many as six to seven rate cuts in 2024 at the end of December 2023, the consensus was calling for just one by April 30. While these factors caused bond prices to trend lower over the final four months of the period, the market nonetheless finished in positive territory on the strength of its earlier gains.
Longer-term bonds produced robust total returns and outpaced both intermediate- and short-term issues. Long-term debt strongly outperformed in the November-December rally, leading to a return advantage for the full six months. Corporate bonds were also helped by the combination of their above-average income and a decline in yield spreads versus Treasuries. The latter trend reflected the backdrop of positive economic growth, steady corporate earnings, and investors’ continued appetite for risk. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.
Describe portfolio positioning at period end.
The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
		Average Annual Total Returns(a)
	6-Month Total Returns	1 Year	Since Inception(b)
Fund	11.02%	(2.48)%	(1.27)%
Bloomberg U.S. Long Credit Bond Index(c)	10.94	(2.60)	(1.32)

(a)
Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the
Bloomberg U.S. Long Credit Bond Index, which, for the Fund, are considered bonds.

(b)	The Fund commenced operations on May 20, 2022.
(c)
An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

iShares U.S. Long Credit Bond Index Fund
Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,110.20	$ 0.00	$ 1,000.00	$ 1,024.86	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information

PORTFOLIO COMPOSITION
Asset Type(a)(b)	Percent of Total Investments
Corporate Bonds	89.9%
Foreign Agency Obligations	5.5
Municipal Bonds	4.5
Capital Trust	0.1

(a)	Excludes short-term securities.
(b)
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fund Summary

Fund Summary as of April 30, 2024

iShares U.S. Long Government Bond Index Fund
Investment Objective
iShares U.S. Long Government Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Government Bond Index (the "Index").
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended April 30, 2024, the Fund returned 7.71%. The Fund’s benchmark, the Bloomberg Long U.S. Government Bond Index, returned 7.71% for the same period.
Describe the market environment.
The bond market performed well during the reporting period. In the four months immediately prior to the beginning of the period, bonds sold off considerably on concerns that the Fed would need to keep interest rates "higher for longer." This outlook shifted dramatically in early November 2023, following a weaker-than-expected inflation report, touching off a significant recovery in the market. The rally gained steam in December 2023, when Fed Chairman Jerome Powell indicated that the central bank had likely finished raising rates and could in fact be poised to begin easing policy in 2024.
The environment changed again with the start of 2024, as rising oil prices and a series of strong economic reports sparked concerns that inflation was set to reaccelerate. Whereas futures markets were indicating that the Fed would enact as many as six to seven rate cuts in 2024 at the end of December 2023, the consensus was calling for just one by April 30. While these factors caused bond prices to trend lower over the final four months of the period, the market nonetheless finished in positive territory on the strength of its earlier gains.
Longer-term government bonds produced robust total returns and outpaced both intermediate- and short-term issues. Long-term debt delivered the largest gain in the November-December 2023 rally, leading to outperformance for the reporting period. The yield on the 10-year note fell from 4.88% to 4.69% over the course of the period, while the 30-year yield rose from 5.04% to 4.79%. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.
Describe portfolio positioning at period end.
The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
		Average Annual Total Returns(a)
	6-Month Total Returns	1 Year	Since Inception(b)
Fund	7.71%	(12.08)%	(9.68)%
Bloomberg U.S. Long Government Bond Index(c)	7.71	(12.19)	(9.84)

(a)
Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the
Bloomberg U.S. Long Government Bond Index, which, for the Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(b)	The Fund commenced operations on May 20, 2022.
(c)
An index that includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government owned or government sponsored entities, and debt explicitly guaranteed by the U.S. government) with a maturity greater than 10 years.

Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

iShares U.S. Long Government Bond Index Fund
Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,077.10	$ 0.00	$ 1,000.00	$ 1,024.86	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information

PORTFOLIO COMPOSITION
Asset Type(a)	Percent of Total Investments
U.S. Treasury Obligations	99.0%
U.S. Government Sponsored Agency Securities	1.0

(a)	Excludes short-term securities.
Fund Summary

Fund Summary as of April 30, 2024

iShares U.S. Securitized Bond Index Fund
Investment Objective
iShares U.S. Securitized Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index (the "Index").
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended April 30, 2024, the Fund returned 5.11%. The Fund’s benchmark, the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index, returned 5.28% for the same period.
Describe the market environment.
The bond market performed well during the reporting period. In the four months immediately prior to the beginning of the period, bonds sold off considerably on concerns that the Fed would need to keep interest rates "higher for longer." This outlook shifted dramatically in early November 2023 following a weaker-than-expected inflation report, touching off a significant recovery in the market. The rally gained steam in December 2023, when Fed Chairman Jerome Powell indicated that the central bank had likely finished raising rates and could in fact be poised to begin easing policy in 2024.
The environment changed again with the start of 2024, as rising oil prices and a series of strong economic reports sparked concerns that inflation was set to reaccelerate. Whereas futures markets were indicating that the Fed would enact as many as six to seven rate cuts in 2024 at the end of December 2023, the consensus was calling for just one by April 30. While these factors caused bond prices to trend lower over the final four months of the period, the market nonetheless finished in positive territory on the strength of its earlier gains.
Asset-backed securities and commercial mortgage-backed securities both registered  solid total returns thanks to the combination of their attractive income and positive credit conditions. Mortgage-backed securities, while producing a modest gain, lagged somewhat due to the Fed’s quantitative tightening (i.e., balance sheet reduction) and lower buying demand from banks. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.
Describe portfolio positioning at period end.
The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
		Average Annual Total Returns(a)
	6-Month Total Returns	1 Year	Since Inception(b)
Fund	5.11%	(1.93)%	(1.82)%
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index(c)	5.28	(1.88)	(1.81)

(a)
Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index, which, for the Fund, are considered bonds.

(b)	The Fund commenced operations on May 20, 2022.
(c)	An index that measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

2024 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024(continued)

iShares U.S. Securitized Bond Index Fund
Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,051.10	$ 0.00	$ 1,000.00	$ 1,024.86	$ 0.00	0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information

PORTFOLIO COMPOSITION
Asset Type(a)(b)	Percent of Total Investments
U.S. Government Sponsored Agency Securities	95.5%
Non-Agency Mortgage-Backed Securities	2.8
Asset-Backed Securities	1.7

(a)	Excludes short-term securities.
(b)
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fund Summary

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Fund Advisors (the “Manager”), each Fund’s investment adviser, and BlackRock Advisors, LLC (the “Administrator”), each Fund’s administrator, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s) each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Aerospace & Defense — 1.6%
Boeing Co.
4.88%, 05/01/25	$1,659	$ 1,638,396
2.75%, 02/01/26	829	781,054
2.20%, 02/04/26	3,441	3,209,680
3.10%, 05/01/26	829	780,923
2.25%, 06/15/26	250	230,038
2.70%, 02/01/27	550	501,281
2.80%, 03/01/27	129	117,557
5.04%, 05/01/27	1,159	1,124,646
6.26%, 05/01/27(a)	775	777,454
3.25%, 02/01/28	1,088	983,454
3.20%, 03/01/29	625	546,335
6.30%, 05/01/29(a)	590	592,344
2.95%, 02/01/30	470	394,936
5.15%, 05/01/30	2,815	2,662,400
3.63%, 02/01/31	875	751,849
6.39%, 05/01/31(a)	245	246,101
6.13%, 02/15/33	200	195,639
6.53%, 05/01/34(a)	240	241,728
GE Capital Funding LLC, 4.55%, 05/15/32(b)	250	235,334
General Dynamics Corp.
3.50%, 05/15/25	829	813,940
1.15%, 06/01/26	362	332,247
2.13%, 08/15/26	413	385,038
3.50%, 04/01/27	500	477,267
2.63%, 11/15/27(b)	350	320,724
3.75%, 05/15/28	787	748,651
3.63%, 04/01/30	788	723,371
2.25%, 06/01/31	279	230,611
General Electric Co., 6.75%, 03/15/32	1,017	1,098,544
HEICO Corp.
5.25%, 08/01/28	276	273,064
5.35%, 08/01/33	230	225,877
Howmet Aerospace, Inc.
5.90%, 02/01/27	287	288,177
3.00%, 01/15/29	322	285,577
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	324,962
2.04%, 08/16/28	329	283,653
4.20%, 05/01/30	450	413,325
L3Harris Technologies, Inc.
3.85%, 12/15/26	398	381,772
5.40%, 01/15/27	930	928,350
4.40%, 06/15/28	1,163	1,114,296
5.05%, 06/01/29	245	239,563
2.90%, 12/15/29	579	504,928
1.80%, 01/15/31(b)	762	602,509
5.25%, 06/01/31	210	204,654
5.40%, 07/31/33	1,116	1,087,070
5.35%, 06/01/34	175	169,103
Lockheed Martin Corp.
4.95%, 10/15/25	318	316,541
3.55%, 01/15/26	931	904,551
5.10%, 11/15/27	420	419,740
4.45%, 05/15/28(b)	394	383,479
4.50%, 02/15/29	240	233,407
1.85%, 06/15/30	316	260,178
3.90%, 06/15/32	632	576,763
5.25%, 01/15/33	800	798,271
Security	Par (000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
4.75%, 02/15/34	$500	$ 477,663
Northrop Grumman Corp.
3.20%, 02/01/27	400	379,571
3.25%, 01/15/28	1,555	1,447,720
4.60%, 02/01/29(b)	325	315,237
4.40%, 05/01/30	829	788,904
4.70%, 03/15/33	778	737,219
RTX Corp.
3.95%, 08/16/25	829	812,732
5.00%, 02/27/26	215	213,261
2.65%, 11/01/26(b)	500	468,473
5.75%, 11/08/26	1,022	1,029,325
3.50%, 03/15/27	829	789,339
3.13%, 05/04/27	899	842,747
4.13%, 11/16/28	1,989	1,890,088
5.75%, 01/15/29	410	416,463
2.25%, 07/01/30	419	349,384
6.00%, 03/15/31	1,000	1,025,208
1.90%, 09/01/31	829	650,136
2.38%, 03/15/32	405	324,125
5.15%, 02/27/33	820	795,700
6.10%, 03/15/34	1,227	1,268,362
Textron, Inc.
4.00%, 03/15/26	262	254,328
3.65%, 03/15/27	262	248,459
3.00%, 06/01/30	829	714,537
2.45%, 03/15/31	177	145,238
6.10%, 11/15/33	110	111,672
		48,857,243
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
1.65%, 07/15/26	129	117,705
05/06/29(c)	200	200,228
2.65%, 07/15/31	413	327,590
05/06/34(c)	200	199,534
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	829	805,242
		1,650,299
Automobile Components — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32(b)	488	412,415
BorgWarner, Inc., 2.65%, 07/01/27	749	685,480
Lear Corp.
3.80%, 09/15/27	350	331,386
4.25%, 05/15/29	129	121,040
3.50%, 05/30/30	254	224,066
2.60%, 01/15/32	329	262,426
Magna International, Inc.
4.15%, 10/01/25	400	392,181
5.98%, 03/21/26(b)	200	200,017
5.05%, 03/14/29	180	176,225
2.45%, 06/15/30	455	383,478
5.50%, 03/21/33(b)	400	399,437
		3,588,151
Automobiles — 2.9%
American Honda Finance Corp.
5.00%, 05/23/25(b)	250	248,656
1.20%, 07/08/25	450	427,700
1.00%, 09/10/25	450	423,640
5.80%, 10/03/25	552	553,688
4.95%, 01/09/26	350	347,255
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
4.75%, 01/12/26(b)	$340	$ 336,339
5.25%, 07/07/26	550	548,832
1.30%, 09/09/26	329	299,600
2.30%, 09/09/26	252	235,182
2.35%, 01/08/27	413	382,534
4.90%, 03/12/27	275	272,275
4.70%, 01/12/28	100	98,170
3.50%, 02/15/28	252	236,723
2.00%, 03/24/28	447	395,926
5.13%, 07/07/28	400	397,311
5.65%, 11/15/28	750	760,228
2.25%, 01/12/29	413	361,524
4.90%, 03/13/29(b)	275	269,677
4.60%, 04/17/30(b)	320	307,634
5.85%, 10/04/30	250	255,981
1.80%, 01/13/31(b)	300	241,757
4.90%, 01/10/34	511	486,718
AutoNation, Inc.
1.95%, 08/01/28	136	115,843
4.75%, 06/01/30	179	167,818
2.40%, 08/01/31(b)	362	283,844
3.85%, 03/01/32(b)	400	345,907
AutoZone, Inc.
3.13%, 04/21/26	274	261,953
5.05%, 07/15/26	460	456,643
3.75%, 06/01/27	400	381,561
4.50%, 02/01/28	340	328,963
6.25%, 11/01/28	200	206,108
3.75%, 04/18/29(b)	179	165,828
4.00%, 04/15/30(b)	560	518,066
1.65%, 01/15/31	300	235,729
4.75%, 08/01/32	560	528,385
4.75%, 02/01/33	350	328,392
5.20%, 08/01/33(b)	160	155,281
6.55%, 11/01/33(b)	200	212,301
Cummins, Inc.
0.75%, 09/01/25(b)	413	388,643
4.90%, 02/20/29	362	357,690
1.50%, 09/01/30	616	492,637
5.15%, 02/20/34	543	533,083
Ford Motor Co.
4.35%, 12/08/26(b)	794	766,403
7.45%, 07/16/31	600	635,817
3.25%, 02/12/32	1,300	1,047,061
6.10%, 08/19/32	1,100	1,079,015
Ford Motor Credit Co. LLC
5.13%, 06/16/25	2,200	2,176,759
4.13%, 08/04/25	800	780,249
3.38%, 11/13/25	1,200	1,152,016
4.39%, 01/08/26	700	680,153
6.95%, 03/06/26	600	608,119
6.95%, 06/10/26	200	203,039
4.54%, 08/01/26(b)	200	193,452
2.70%, 08/10/26	400	371,387
4.27%, 01/09/27	600	572,042
5.80%, 03/05/27	985	978,473
4.95%, 05/28/27	400	386,421
4.13%, 08/17/27	400	375,695
7.35%, 11/04/27	2,900	2,999,622
2.90%, 02/16/28	400	355,838
6.80%, 05/12/28	600	612,271
6.80%, 11/07/28	1,560	1,594,938
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
5.80%, 03/08/29	$1,000	$ 982,711
5.11%, 05/03/29	2,000	1,905,661
7.35%, 03/06/30	600	625,048
7.20%, 06/10/30	200	207,222
4.00%, 11/13/30	1,600	1,394,376
6.05%, 03/05/31	400	393,421
3.63%, 06/17/31	600	506,708
7.12%, 11/07/33	945	983,298
6.13%, 03/08/34	400	388,799
General Motors Co.
6.13%, 10/01/25	1,106	1,109,720
4.20%, 10/01/27	829	791,104
6.80%, 10/01/27	496	512,211
5.00%, 10/01/28	440	429,733
5.40%, 10/15/29	665	654,213
5.60%, 10/15/32(b)	650	638,776
General Motors Financial Co., Inc.
2.75%, 06/20/25	811	783,324
4.30%, 07/13/25	829	813,753
6.05%, 10/10/25	500	501,165
1.25%, 01/08/26	900	836,239
5.25%, 03/01/26	796	789,286
5.40%, 04/06/26	860	854,612
1.50%, 06/10/26	829	760,300
4.00%, 10/06/26	440	423,107
4.35%, 01/17/27	735	711,026
2.35%, 02/26/27	829	757,712
5.00%, 04/09/27	800	786,176
5.40%, 05/08/27(b)	764	758,680
2.70%, 08/20/27	829	755,647
6.00%, 01/09/28	588	593,683
2.40%, 04/10/28	416	368,013
5.80%, 06/23/28	765	766,580
2.40%, 10/15/28	802	697,169
5.80%, 01/07/29	1,032	1,029,506
5.65%, 01/17/29	163	161,456
4.30%, 04/06/29	650	609,291
5.55%, 07/15/29	575	565,902
5.85%, 04/06/30(b)	765	762,488
3.60%, 06/21/30	457	402,317
2.35%, 01/08/31	550	442,044
5.75%, 02/08/31	636	628,398
2.70%, 06/10/31	588	476,463
3.10%, 01/12/32	734	605,276
6.40%, 01/09/33(b)	450	458,594
6.10%, 01/07/34	868	862,320
5.95%, 04/04/34	820	802,053
Genuine Parts Co.
6.50%, 11/01/28	200	207,695
1.88%, 11/01/30	200	158,834
2.75%, 02/01/32(b)	250	203,355
6.88%, 11/01/33	200	214,669
Honda Motor Co. Ltd.
2.53%, 03/10/27	450	417,609
2.97%, 03/10/32(b)	637	547,995
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	996	1,178,967
O’Reilly Automotive, Inc.
3.55%, 03/15/26	274	264,330
5.75%, 11/20/26	675	679,161
3.60%, 09/01/27	300	283,263
4.35%, 06/01/28	179	172,761

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
O’Reilly Automotive, Inc. (continued)
3.90%, 06/01/29	$179	$ 167,133
4.20%, 04/01/30	250	233,663
1.75%, 03/15/31	362	285,947
4.70%, 06/15/32	400	377,731
PACCAR Financial Corp.
3.55%, 08/11/25(b)	200	195,526
4.95%, 10/03/25	235	233,555
4.45%, 03/30/26	395	390,007
1.10%, 05/11/26	530	488,357
5.05%, 08/10/26	300	299,043
5.20%, 11/09/26(b)	375	374,597
2.00%, 02/04/27	225	206,872
4.60%, 01/10/28	200	196,165
4.60%, 01/31/29(b)	225	219,534
5.00%, 03/22/34	175	170,060
Toyota Motor Corp.
1.34%, 03/25/26(b)	413	383,880
5.28%, 07/13/26	160	159,902
5.12%, 07/13/28	200	199,894
3.67%, 07/20/28(b)	278	264,549
2.76%, 07/02/29	120	108,225
2.36%, 03/25/31	413	349,418
5.12%, 07/13/33	175	178,357
Toyota Motor Credit Corp.
3.95%, 06/30/25	565	555,501
3.65%, 08/18/25	450	439,921
5.60%, 09/11/25	150	150,444
0.80%, 10/16/25	900	843,247
5.40%, 11/10/25	400	400,266
4.80%, 01/05/26	683	676,983
0.80%, 01/09/26	450	417,108
4.45%, 05/18/26	880	865,495
1.13%, 06/18/26	390	356,941
5.00%, 08/14/26	400	397,461
5.40%, 11/20/26	300	300,552
3.20%, 01/11/27	500	473,855
1.90%, 01/13/27	829	758,382
5.00%, 03/19/27	325	322,384
3.05%, 03/22/27	829	780,390
1.15%, 08/13/27(b)	350	307,545
4.55%, 09/20/27	500	488,696
5.45%, 11/10/27(b)	450	453,016
3.05%, 01/11/28	278	258,231
4.63%, 01/12/28(b)	600	588,992
1.90%, 04/06/28	311	274,989
5.25%, 09/11/28	950	950,525
4.65%, 01/05/29	607	592,887
3.65%, 01/08/29	179	167,218
4.45%, 06/29/29	606	585,309
2.15%, 02/13/30	413	348,837
3.38%, 04/01/30	829	749,262
4.55%, 05/17/30	380	365,156
5.55%, 11/20/30	614	620,129
1.65%, 01/10/31	306	243,170
5.10%, 03/21/31	325	320,158
1.90%, 09/12/31	579	459,448
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
4.70%, 01/12/33	$278	$ 265,420
4.80%, 01/05/34(b)	479	455,206
		89,250,554
Banks — 28.2%
African Development Bank
4.63%, 01/04/27	2,100	2,078,506
4.38%, 03/14/28	1,600	1,568,460
Asian Development Bank
3.75%, 04/25/28	1,500	1,438,010
4.50%, 08/25/28	2,000	1,972,014
4.00%, 01/12/33	1,700	1,598,920
3.88%, 06/14/33	1,500	1,393,914
4.13%, 01/12/34(b)	1,300	1,228,363
Asian Infrastructure Investment Bank
3.38%, 06/29/25	1,500	1,464,120
4.88%, 09/14/26	1,200	1,195,380
4.13%, 01/18/29	2,000	1,935,810
Australia & New Zealand Banking Group Ltd./New York
5.38%, 07/03/25	435	434,306
5.67%, 10/03/25	750	752,619
3.70%, 11/16/25	450	438,786
5.09%, 12/08/25	750	746,131
5.00%, 03/18/26	1,000	993,035
4.75%, 01/18/27	1,000	986,891
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	600	562,380
5.38%, 03/13/29	600	593,819
(1-year CMT + 1.95%), 6.03%, 03/13/35(d)	600	587,171
(1-year CMT + 2.30%), 5.86%, 09/14/26(d)	400	398,846
(1-year CMT + 2.70%), 6.14%, 09/14/28(d)	400	404,309
(1-year CMT + 3.30%), 7.88%, 11/15/34(d)	400	428,494
Banco Santander SA
2.75%, 05/28/25	600	580,984
5.15%, 08/18/25	1,000	988,027
5.18%, 11/19/25	800	788,922
1.85%, 03/25/26	1,600	1,484,714
4.25%, 04/11/27	1,000	958,029
5.29%, 08/18/27	1,000	984,234
3.80%, 02/23/28	400	372,305
4.38%, 04/12/28	800	757,563
5.59%, 08/08/28	800	795,378
6.61%, 11/07/28	1,000	1,037,364
3.31%, 06/27/29	600	537,657
3.49%, 05/28/30	600	526,953
2.75%, 12/03/30	800	650,959
2.96%, 03/25/31(b)	400	335,006
6.92%, 08/08/33	1,200	1,219,652
6.94%, 11/07/33	800	855,943
6.35%, 03/14/34	800	780,292
(1-year CMT + 0.90%), 1.72%, 09/14/27(d)	800	724,100
(1-year CMT + 1.25%), 5.55%, 03/14/28(d)	400	395,091
(1-year CMT + 1.45%), 5.54%, 03/14/30(d)	800	784,094
(1-year CMT + 1.60%), 3.23%, 11/22/32(d)	600	485,007
(1-year CMT + 1.65%), 6.53%, 11/07/27(d)	400	406,452
(1-year CMT + 2.00%), 4.18%, 03/24/28(d)	800	761,127
Bank of America Corp.
3.95%, 04/21/25	—	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
3.88%, 08/01/25	$716	$ 701,546
4.45%, 03/03/26	1,111	1,088,279
3.50%, 04/19/26	1,484	1,431,041
4.25%, 10/22/26	1,069	1,035,055
3.25%, 10/21/27	1,139	1,065,994
4.18%, 11/25/27	829	793,241
(1-day SOFR + 0.91%), 1.66%, 03/11/27(d)	2,409	2,235,191
(1-day SOFR + 0.96%), 1.73%, 07/22/27(d)	3,468	3,181,674
(1-day SOFR + 1.01%), 1.20%, 10/24/26(d)	911	851,031
(1-day SOFR + 1.05%), 2.55%, 02/04/28(d)	908	836,319
(1-day SOFR + 1.06%), 2.09%, 06/14/29(d)	1,659	1,443,343
(1-day SOFR + 1.15%), 1.32%, 06/19/26(d)	1,409	1,338,967
(1-day SOFR + 1.21%), 2.57%, 10/20/32(d)	1,828	1,474,672
(1-day SOFR + 1.22%), 2.65%, 03/11/32(d)	1,409	1,161,804
(1-day SOFR + 1.22%), 2.30%, 07/21/32(d)	2,550	2,031,364
(1-day SOFR + 1.29%), 5.08%, 01/20/27(d)	1,600	1,583,035
(1-day SOFR + 1.32%), 2.69%, 04/22/32(d)	2,867	2,362,223
(1-day SOFR + 1.33%), 2.97%, 02/04/33(d)	2,468	2,037,476
(1-day SOFR + 1.34%), 5.93%, 09/15/27(d)	956	960,447
(1-day SOFR + 1.37%), 1.92%, 10/24/31(d)	1,409	1,120,350
(1-day SOFR + 1.53%), 1.90%, 07/23/31(d)	1,409	1,127,584
(1-day SOFR + 1.57%), 5.82%, 09/15/29(d)	2,032	2,043,956
(1-day SOFR + 1.58%), 4.38%, 04/27/28(d)	1,000	966,543
(1-day SOFR + 1.63%), 5.20%, 04/25/29(d)	2,240	2,205,332
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)(d)	3,079	2,994,228
(1-day SOFR + 1.75%), 4.83%, 07/22/26(d)	1,240	1,224,125
(1-day SOFR + 1.83%), 4.57%, 04/27/33(d)	2,607	2,403,130
(1-day SOFR + 1.84%), 5.87%, 09/15/34(d)	2,300	2,304,183
(1-day SOFR + 1.91%), 5.29%, 04/25/34(d)	3,180	3,063,083
(1-day SOFR + 1.99%), 6.20%, 11/10/28(d)	1,275	1,301,663
(1-day SOFR + 2.04%), 4.95%, 07/22/28(d)	2,055	2,015,927
(1-day SOFR + 2.15%), 2.59%, 04/29/31(d)	2,000	1,681,960
(1-day SOFR + 2.16%), 5.02%, 07/22/33(d)	3,694	3,526,563
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(d)	1,953	1,643,619
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(d)	4,051	3,754,833
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(d)	1,879	1,802,893
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(d)	2,643	2,488,164
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(d)	1,214	1,078,800
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(d)	829	720,535
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(d)	1,249	1,160,929
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(d)	2,217	2,102,883
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(d)	1,613	1,516,178
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(d)	1,829	1,731,912
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(d)	1,659	1,583,495
(5-year CMT + 1.20%), 2.48%, 09/21/36(d)	829	647,994
(5-year CMT + 2.00%), 3.85%, 03/08/37(d)	1,400	1,205,730
Bank of America N.A.
5.65%, 08/18/25	750	751,172
5.53%, 08/18/26	1,200	1,202,963
Bank of Montreal
1.85%, 05/01/25	1,000	963,961
Security	Par (000)	Value
Banks (continued)
Bank of Montreal (continued)
3.70%, 06/07/25	$700	$ 685,563
5.92%, 09/25/25	704	707,355
5.30%, 06/05/26	800	796,579
1.25%, 09/15/26	761	690,003
5.27%, 12/11/26	674	670,167
2.65%, 03/08/27	637	590,538
4.70%, 09/14/27	700	684,243
5.20%, 02/01/28	900	894,072
5.72%, 09/25/28	500	505,593
(1-day SOFR + 0.60%), 0.95%, 01/22/27(d)	500	462,509
(5-year CMT + 1.40%), 3.09%, 01/10/37(d)	659	523,799
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(d)	733	678,569
Bank of New York Mellon, (1-day SOFR + 1.07%), 5.15%, 05/22/26(d)	250	248,553
Bank of New York Mellon Corp.
0.75%, 01/28/26	526	485,367
2.80%, 05/04/26	563	536,023
2.45%, 08/17/26	500	469,172
1.05%, 10/15/26	829	748,664
2.05%, 01/26/27	829	762,775
3.25%, 05/16/27	620	585,537
3.40%, 01/29/28	563	527,339
3.85%, 04/28/28	343	327,208
1.65%, 07/14/28	225	195,241
3.00%, 10/30/28(b)	375	339,209
3.85%, 04/26/29	572	537,652
3.30%, 08/23/29	829	745,083
1.65%, 01/28/31(b)	375	299,655
1.80%, 07/28/31	329	258,691
2.50%, 01/26/32(b)	413	338,834
(1-day SOFR + 1.03%), 4.95%, 04/26/27(d)	840	831,311
(1-day SOFR + 1.09%), 4.98%, 03/14/30(d)	800	783,276
(1-day SOFR + 1.15%), 3.99%, 06/13/28(d)	100	96,011
(1-day SOFR + 1.17%), 4.54%, 02/01/29(d)	300	290,969
(1-day SOFR + 1.35%), 4.41%, 07/24/26(d)	1,155	1,137,860
(1-day SOFR + 1.42%), 4.29%, 06/13/33(d)	500	458,802
(1-day SOFR + 1.42%), 5.19%, 03/14/35(d)	800	769,381
(1-day SOFR + 1.51%), 4.71%, 02/01/34(d)	300	281,450
(1-day SOFR + 1.60%), 6.32%, 10/25/29(d)	1,375	1,420,960
(1-day SOFR + 1.61%), 4.97%, 04/26/34(d)	440	420,001
(1-day SOFR + 1.85%), 6.47%, 10/25/34(d)	825	870,885
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(d)	590	597,958
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(d)	770	782,584
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(d)	409	388,453
Bank of Nova Scotia
5.45%, 06/12/25	260	259,431
4.50%, 12/16/25	665	650,250
4.75%, 02/02/26	1,900	1,874,401
1.05%, 03/02/26	606	558,850
1.35%, 06/24/26	259	237,558
2.70%, 08/03/26	797	749,351
1.30%, 09/15/26	1,160	1,052,266
5.35%, 12/07/26	732	728,379
1.95%, 02/02/27	829	756,631
2.95%, 03/11/27	372	347,766
5.25%, 06/12/28	1,060	1,051,737
4.85%, 02/01/30	600	581,025
2.15%, 08/01/31	329	263,685
2.45%, 02/02/32	829	665,852
5.65%, 02/01/34	550	547,126
(5-year CMT + 2.05%), 4.59%, 05/04/37(d)	664	586,150

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Barclays PLC
4.38%, 01/12/26	$1,310	$ 1,277,510
5.20%, 05/12/26	1,178	1,155,903
4.34%, 01/10/28	700	665,539
4.84%, 05/09/28	1,178	1,124,597
(1-day SOFR + 1.49%), 5.67%, 03/12/28(b)(d)	800	794,379
(1-day SOFR + 1.74%), 5.69%, 03/12/30(d)	1,200	1,184,107
(1-day SOFR + 1.88%), 6.50%, 09/13/27(d)	800	809,593
(1-day SOFR + 2.21%), 5.83%, 05/09/27(d)	1,200	1,195,812
(1-day SOFR + 2.22%), 6.49%, 09/13/29(d)	650	664,192
(1-day SOFR + 2.62%), 6.69%, 09/13/34(d)	800	828,329
(1-day SOFR + 2.71%), 2.85%, 05/07/26(d)	1,000	968,853
(1-day SOFR + 2.98%), 6.22%, 05/09/34(d)	1,300	1,303,477
(1-day SOFR + 3.57%), 7.12%, 06/27/34(b)(d)	900	928,006
(1-year CMT + 1.05%), 2.28%, 11/24/27(d)	878	801,631
(1-year CMT + 1.20%), 2.67%, 03/10/32(d)	1,310	1,061,852
(1-year CMT + 1.30%), 2.89%, 11/24/32(d)	500	405,324
(1-year CMT + 1.90%), 2.65%, 06/24/31(d)	500	413,277
(1-year CMT + 2.30%), 5.30%, 08/09/26(d)	800	793,103
(1-year CMT + 2.65%), 5.50%, 08/09/28(d)	1,100	1,084,291
(1-year CMT + 3.00%), 5.75%, 08/09/33(d)	600	585,903
(1-year CMT + 3.05%), 7.33%, 11/02/26(d)	1,700	1,731,582
(1-year CMT + 3.30%), 7.39%, 11/02/28(d)	900	940,019
(1-year CMT + 3.50%), 7.44%, 11/02/33(d)	1,200	1,298,043
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(d)	845	815,278
(3-mo. LIBOR US + 3.05%), 5.09%, 06/20/30(d)	878	827,965
(5-year CMT + 2.90%), 3.56%, 09/23/35(d)	478	405,526
BPCE SA, 3.38%, 12/02/26	400	381,163
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	700	685,612
0.95%, 10/23/25	596	557,680
1.25%, 06/22/26	259	237,196
5.62%, 07/17/26	150	150,213
5.93%, 10/02/26	564	569,271
3.45%, 04/07/27	500	473,890
5.00%, 04/28/28	572	560,529
5.99%, 10/03/28(b)	250	254,305
5.26%, 04/08/29	300	295,347
3.60%, 04/07/32	664	580,715
6.09%, 10/03/33	650	661,294
Citibank N.A.
5.86%, 09/29/25	750	753,658
5.49%, 12/04/26	750	750,717
5.80%, 09/29/28	1,150	1,171,058
Citibank NA
5.44%, 04/30/26	1,250	1,248,197
5.57%, 04/30/34	510	508,195
Citigroup, Inc.
4.40%, 06/10/25	1,813	1,785,347
5.50%, 09/13/25	829	826,939
3.70%, 01/12/26	1,429	1,384,726
4.60%, 03/09/26	920	900,721
3.40%, 05/01/26	1,113	1,068,098
3.20%, 10/21/26	3,225	3,044,941
4.30%, 11/20/26	97	94,013
4.45%, 09/29/27	1,989	1,914,161
4.13%, 07/25/28	1,138	1,071,756
6.63%, 06/15/32	526	549,619
6.00%, 10/31/33	600	605,390
(1-day SOFR + 0.77%), 1.12%, 01/28/27(d)	1,578	1,456,265
(1-day SOFR + 0.77%), 1.46%, 06/09/27(d)	1,532	1,402,711
(1-day SOFR + 1.15%), 2.67%, 01/29/31(d)	1,429	1,213,585
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.17%), 2.56%, 05/01/32(d)	$1,398	$ 1,138,172
(1-day SOFR + 1.18%), 2.52%, 11/03/32(d)	900	721,359
(1-day SOFR + 1.28%), 3.07%, 02/24/28(d)	1,329	1,240,369
(1-day SOFR + 1.35%), 3.06%, 01/25/33(d)	1,743	1,441,527
(1-day SOFR + 1.36%), 5.17%, 02/13/30(d)	1,570	1,535,404
(1-day SOFR + 1.42%), 2.98%, 11/05/30(d)	1,420	1,238,135
(1-day SOFR + 1.55%), 5.61%, 09/29/26(d)	1,490	1,486,723
(1-day SOFR + 1.89%), 4.66%, 05/24/28(d)	1,700	1,658,133
(1-day SOFR + 1.94%), 3.79%, 03/17/33(d)	2,977	2,586,609
(1-day SOFR + 2.06%), 5.83%, 02/13/35(d)	1,325	1,275,257
(1-day SOFR + 2.09%), 4.91%, 05/24/33(d)	1,150	1,079,279
(1-day SOFR + 2.11%), 2.57%, 06/03/31(d)	2,243	1,876,393
(1-day SOFR + 2.34%), 6.27%, 11/17/33(d)	2,000	2,052,223
(1-day SOFR + 2.66%), 6.17%, 05/25/34(d)	1,935	1,920,372
(1-day SOFR + 3.91%), 4.41%, 03/31/31(d)	1,990	1,857,561
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(d)	859	801,436
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(d)	2,000	1,889,677
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(d)	1,873	1,735,392
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(d)	1,354	1,275,841
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(d)	1,490	1,424,316
Citizens Bank NA/Providence RI
3.75%, 02/18/26	400	384,170
(1-day SOFR + 2.00%), 4.58%, 08/09/28(d)	350	331,553
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	180,132
2.50%, 02/06/30	279	230,382
3.25%, 04/30/30(b)	450	385,942
2.64%, 09/30/32	300	223,358
(1-day SOFR + 2.01%), 5.84%, 01/23/30(d)	642	628,755
(1-day SOFR + 2.33%), 6.65%, 04/25/35(d)	450	451,258
(5-year CMT + 2.75%), 5.64%, 05/21/37(d)	200	182,124
Comerica Bank, (1-day SOFR + 2.61%), 5.33%, 08/25/33(d)	250	218,819
Comerica, Inc.(b)
4.00%, 02/01/29	829	748,030
(1-day SOFR + 2.16%), 5.98%, 01/30/30(d)	548	532,157
Commonwealth Bank of Australia/New York
5.50%, 09/12/25	750	750,656
5.32%, 03/13/26	650	650,349
Cooperatieve Rabobank UA
4.38%, 08/04/25	600	587,461
3.75%, 07/21/26	1,037	990,016
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25	500	489,251
5.50%, 07/18/25(b)	250	249,883
4.85%, 01/09/26	500	495,618
5.50%, 10/05/26	250	250,307
5.04%, 03/05/27	250	247,643
4.80%, 01/09/29	250	243,805
Corp. Andina de Fomento, 5.00%, 01/24/29	1,000	976,450
Council of Europe Development Bank, 3.00%, 06/16/25	800	778,538
Credit Suisse AG/New York
1.25%, 08/07/26	1,050	952,626
5.00%, 07/09/27	650	635,717
7.50%, 02/15/28	1,550	1,641,111
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG, 4.10%, 01/13/26	$288	$ 280,229
Deutsche Bank AG/New York
1.69%, 03/19/26	400	372,474
(1-day SOFR + 1.22%), 2.31%, 11/16/27(d)	1,667	1,516,473
(1-day SOFR + 1.32%), 2.55%, 01/07/28(d)	1,348	1,230,943
(1-day SOFR + 1.59%), 5.71%, 02/08/28(d)	600	594,390
(1-day SOFR + 1.72%), 3.04%, 05/28/32(d)	455	373,083
(1-day SOFR + 1.87%), 2.13%, 11/24/26(d)	919	864,667
(1-day SOFR + 2.26%), 3.74%, 01/07/33(d)	950	763,532
(1-day SOFR + 2.51%), 6.82%, 11/20/29(d)	950	976,379
(1-day SOFR + 2.52%), 7.15%, 07/13/27(d)	700	714,619
(1-day SOFR + 2.76%), 3.73%, 01/14/32(d)	650	535,160
(1-day SOFR + 3.04%), 3.55%, 09/18/31(d)	1,159	996,724
(1-day SOFR + 3.18%), 6.72%, 01/18/29(d)	950	968,887
(1-day SOFR + 3.19%), 6.12%, 07/14/26(d)	500	499,638
(1-day SOFR + 3.65%), 7.08%, 02/10/34(d)	850	847,615
(5-year USD ICE Swap + 2.55%), 4.88%, 12/01/32(d)	350	322,518
Discover Bank
4.25%, 03/13/26	300	290,500
3.45%, 07/27/26	400	377,975
4.65%, 09/13/28	350	331,735
2.70%, 02/06/30	300	251,628
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,100	1,079,320
European Investment Bank
3.88%, 03/15/28	3,000	2,894,074
4.50%, 10/16/28	2,400	2,368,391
4.00%, 02/15/29	3,500	3,378,479
3.63%, 07/15/30	3,200	2,998,132
3.75%, 02/14/33	4,000	3,707,514
Fifth Third Bancorp
2.55%, 05/05/27	259	236,636
3.95%, 03/14/28	400	376,273
(1-day SOFR + 0.69%), 1.71%, 11/01/27(d)	829	749,269
(1-day SOFR + 1.36%), 4.06%, 04/25/28(d)	279	263,398
(1-day SOFR + 1.66%), 4.34%, 04/25/33(d)	279	246,874
(1-day SOFR + 1.84%), 5.63%, 01/29/32(b)(d)	540	524,777
(1-day SOFR + 2.34%), 6.34%, 07/27/29(d)	680	687,750
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(d)	400	377,285
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(d)	484	487,909
Fifth Third Bank NA
3.95%, 07/28/25	600	586,636
3.85%, 03/15/26	300	288,165
2.25%, 02/01/27	350	321,071
First Horizon Corp., 4.00%, 05/26/25	200	195,133
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	228,535
Goldman Sachs Bank USA/New York, (1-day SOFR + 0.78%), 5.28%, 03/18/27(d)	1,975	1,961,978
Goldman Sachs Group, Inc.
3.75%, 05/22/25(b)	916	898,031
4.25%, 10/21/25	869	850,582
3.75%, 02/25/26	1,613	1,563,730
3.50%, 11/16/26	1,659	1,576,869
5.95%, 01/15/27	463	468,084
3.85%, 01/26/27	1,659	1,591,400
2.60%, 02/07/30	1,609	1,380,082
3.80%, 03/15/30	1,334	1,220,276
6.13%, 02/15/33	518	539,385
(1-day SOFR + 0.79%), 1.09%, 12/09/26(d)	1,301	1,206,040
(1-day SOFR + 0.80%), 1.43%, 03/09/27(d)	1,504	1,389,731
(1-day SOFR + 0.82%), 1.54%, 09/10/27(d)	1,659	1,503,301
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)(d)	2,767	2,526,480
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.08%), 5.80%, 08/10/26(d)	$1,300	$ 1,299,193
(1-day SOFR + 1.09%), 1.99%, 01/27/32(d)	1,210	955,301
(1-day SOFR + 1.11%), 2.64%, 02/24/28(d)	1,693	1,561,638
(1-day SOFR + 1.25%), 2.38%, 07/21/32(d)	2,423	1,939,060
(1-day SOFR + 1.26%), 2.65%, 10/21/32(d)	1,981	1,604,097
(1-day SOFR + 1.27%), 5.73%, 04/25/30(d)	1,195	1,196,945
(1-day SOFR + 1.28%), 2.62%, 04/22/32(d)	2,118	1,734,091
(1-day SOFR + 1.41%), 3.10%, 02/24/33(d)	3,044	2,532,443
(1-day SOFR + 1.51%), 4.39%, 06/15/27(d)	620	604,527
(1-day SOFR + 1.55%), 5.85%, 04/25/35(d)	1,835	1,835,968
(1-day SOFR + 1.73%), 4.48%, 08/23/28(d)	1,253	1,210,557
(1-day SOFR + 1.77%), 6.48%, 10/24/29(d)	1,626	1,677,775
(1-day SOFR + 1.85%), 3.62%, 03/15/28(d)	1,629	1,541,366
(1-day SOFR + 1.95%), 6.56%, 10/24/34(b)(d)	1,300	1,368,294
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(d)	1,659	1,550,990
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(d)	2,279	2,162,490
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(d)	1,873	1,772,091
HSBC Holdings PLC
4.30%, 03/08/26	1,878	1,833,609
3.90%, 05/25/26	2,489	2,406,375
4.38%, 11/23/26	1,310	1,267,792
4.95%, 03/31/30	1,686	1,627,884
(1-day SOFR + 1.10%), 2.25%, 11/22/27(d)	818	748,254
(1-day SOFR + 1.19%), 2.80%, 05/24/32(d)	2,264	1,846,911
(1-day SOFR + 1.29%), 1.59%, 05/24/27(d)	1,300	1,191,094
(1-day SOFR + 1.29%), 2.21%, 08/17/29(d)	1,450	1,251,095
(1-day SOFR + 1.41%), 2.87%, 11/22/32(d)	1,310	1,062,498
(1-day SOFR + 1.46%), 5.55%, 03/04/30(d)	800	789,039
(1-day SOFR + 1.57%), 5.89%, 08/14/27(d)	1,000	1,000,856
(1-day SOFR + 1.73%), 2.01%, 09/22/28(d)	478	422,275
(1-day SOFR + 1.78%), 5.72%, 03/04/35(b)(d)	800	783,359
(1-day SOFR + 1.93%), 2.10%, 06/04/26(d)	1,350	1,293,931
(1-day SOFR + 1.95%), 2.36%, 08/18/31(d)	1,000	813,397
(1-day SOFR + 1.97%), 6.16%, 03/09/29(d)	1,550	1,567,523
(1-day SOFR + 2.11%), 4.76%, 06/09/28(d)	2,500	2,426,557
(1-day SOFR + 2.39%), 2.85%, 06/04/31(d)	1,310	1,104,698
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)(d)	1,700	1,736,317
(1-day SOFR + 2.53%), 4.76%, 03/29/33(d)	1,135	1,027,609
(1-day SOFR + 2.61%), 5.21%, 08/11/28(d)	900	885,724
(1-day SOFR + 2.87%), 5.40%, 08/11/33(d)	1,000	966,662
(1-day SOFR + 2.98%), 6.55%, 06/20/34(d)	1,000	1,012,036
(1-day SOFR + 3.02%), 7.40%, 11/13/34(d)	1,170	1,244,197
(1-day SOFR + 4.25%), 8.11%, 11/03/33(d)	1,000	1,114,827
(3-mo. CME Term SOFR + 1.61%), 4.29%, 09/12/26(d)	2,489	2,434,282
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(d)	1,689	1,610,517
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(d)	989	942,226
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(d)	2,039	1,868,655
(1-day SOFR + 3.03%), 7.34%, 11/03/26(d)	1,500	1,533,675
(1-day SOFR + 3.35%), 7.39%, 11/03/28(d)	1,805	1,892,247
HSBC USA, Inc., 5.29%, 03/04/27	335	333,860
Huntington Bancshares, Inc.
4.00%, 05/15/25	829	813,005
2.55%, 02/04/30	660	550,426
(1-day SOFR + 1.97%), 4.44%, 08/04/28(d)	450	431,099
(1-day SOFR + 2.02%), 6.21%, 08/21/29(d)	600	602,542

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Huntington Bancshares, Inc. (continued)
(1-day SOFR + 2.05%), 5.02%, 05/17/33(d)	$200	$ 184,646
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(b)(d)	650	623,157
Huntington National Bank
5.65%, 01/10/30	400	392,868
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(d)	750	722,283
ING Groep NV
3.95%, 03/29/27	1,000	955,277
4.55%, 10/02/28(b)	878	844,812
4.05%, 04/09/29	478	445,773
(1-day SOFR + 1.01%), 1.73%, 04/01/27(d)	700	647,849
(1-day SOFR + 1.32%), 2.73%, 04/01/32(d)	450	372,543
(1-day SOFR + 1.44%), 5.34%, 03/19/30(d)	1,000	979,721
(1-day SOFR + 1.56%), 6.08%, 09/11/27(d)	800	803,746
(1-day SOFR + 1.77%), 5.55%, 03/19/35(d)	1,000	963,012
(1-day SOFR + 1.83%), 4.02%, 03/28/28(d)	1,489	1,420,044
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)(d)	600	542,017
(1-day SOFR + 2.09%), 6.11%, 09/11/34(d)	600	603,440
Inter-American Development Bank
4.50%, 05/15/26	1,200	1,185,612
4.38%, 02/01/27(b)	1,000	984,128
4.00%, 01/12/28(b)	2,100	2,034,524
4.13%, 02/15/29	2,600	2,522,914
3.50%, 04/12/33	1,100	992,743
4.50%, 09/13/33	1,300	1,266,659
Inter-American Investment Corp., 4.75%, 09/19/28	300	296,968
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	673,359
3.50%, 07/12/28	2,500	2,372,891
4.63%, 08/01/28	2,000	1,982,295
3.88%, 02/14/30(b)	3,000	2,853,797
4.00%, 07/25/30	2,300	2,199,116
4.00%, 01/10/31	3,000	2,856,996
4.75%, 11/14/33(b)	2,100	2,088,848
International Finance Corp.
4.38%, 01/15/27	1,000	984,063
4.50%, 07/13/28	1,100	1,084,659
JPMorgan Chase & Co.
3.90%, 07/15/25	1,866	1,830,218
3.30%, 04/01/26	1,861	1,788,907
3.20%, 06/15/26	829	791,971
2.95%, 10/01/26	1,239	1,171,648
7.63%, 10/15/26	413	433,438
4.13%, 12/15/26	1,489	1,438,453
4.25%, 10/01/27	413	398,455
3.63%, 12/01/27	829	781,174
(1-day SOFR + 0.77%), 1.47%, 09/22/27(d)	2,277	2,065,065
(1-day SOFR + 0.80%), 1.05%, 11/19/26(d)	1,850	1,721,610
(1-day SOFR + 0.89%), 1.58%, 04/22/27(d)	2,375	2,191,631
(1-day SOFR + 0.93%), 5.57%, 04/22/28(d)	1,350	1,348,936
(1-day SOFR + 1.02%), 2.07%, 06/01/29(d)	1,160	1,013,677
(1-day SOFR + 1.07%), 1.95%, 02/04/32(d)	1,659	1,316,333
(1-day SOFR + 1.16%), 5.58%, 04/22/30(d)	1,350	1,348,803
(1-day SOFR + 1.17%), 2.95%, 02/24/28(d)	534	497,055
(1-day SOFR + 1.18%), 2.55%, 11/08/32(d)	1,244	1,009,273
(1-day SOFR + 1.19%), 5.04%, 01/23/28(d)	2,071	2,041,620
(1-day SOFR + 1.26%), 2.96%, 01/25/33(d)	2,457	2,041,495
(1-day SOFR + 1.31%), 5.01%, 01/23/30(d)	1,250	1,219,669
(1-day SOFR + 1.33%), 6.07%, 10/22/27(d)	970	981,405
(1-day SOFR + 1.45%), 5.30%, 07/24/29(d)	1,245	1,231,712
(1-day SOFR + 1.49%), 5.77%, 04/22/35(b)(d)	2,070	2,071,384
(1-day SOFR + 1.56%), 4.32%, 04/26/28(d)	2,298	2,221,517
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.57%), 6.09%, 10/23/29(d)	$1,725	$ 1,760,205
(1-day SOFR + 1.62%), 5.34%, 01/23/35(d)	1,676	1,624,585
(1-day SOFR + 1.75%), 4.57%, 06/14/30(d)	1,300	1,242,534
(1-day SOFR + 1.80%), 4.59%, 04/26/33(d)	898	835,695
(1-day SOFR + 1.81%), 6.25%, 10/23/34(d)	1,570	1,625,854
(1-day SOFR + 1.85%), 5.35%, 06/01/34(d)	2,915	2,834,729
(1-day SOFR + 1.89%), 2.18%, 06/01/28(d)	1,500	1,356,025
(1-day SOFR + 1.99%), 4.85%, 07/25/28(d)	3,000	2,938,559
(1-day SOFR + 2.04%), 2.52%, 04/22/31(d)	1,325	1,118,282
(1-day SOFR + 2.08%), 4.91%, 07/25/33(d)	3,050	2,899,777
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)(d)	1,650	1,643,774
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(d)	1,650	1,520,867
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(d)	829	655,741
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(d)	829	772,457
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(d)	2,242	1,844,842
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(d)	919	867,639
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(d)	1,229	1,127,462
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27(d)	1,488	1,444,529
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(d)	2,791	2,420,142
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(d)	2,373	2,250,083
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(d)	1,023	978,971
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(d)	1,659	1,582,791
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(d)	1,450	1,368,250
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(d)	2,091	1,789,458
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(d)	2,759	2,612,964
JPMorgan Chase Bank NA, Class BN, 5.11%, 12/08/26	2,000	1,986,711
KeyBank NA
3.30%, 06/01/25	450	434,880
4.15%, 08/08/25(b)	800	776,566
3.40%, 05/20/26	450	422,595
6.95%, 02/01/28	550	556,847
3.90%, 04/13/29	261	229,226
4.90%, 08/08/32(b)	300	257,615
KeyBank NA/Cleveland OH
4.70%, 01/26/26	350	340,635
5.85%, 11/15/27	500	490,949
5.00%, 01/26/33	700	627,721
KeyCorp, (1-day SOFR Index + 2.42%), 6.40%, 03/06/35(d)	558	548,906
KeyCorp.
4.15%, 10/29/25	279	271,210
2.25%, 04/06/27	446	398,845
4.10%, 04/30/28(b)	345	320,263
2.55%, 10/01/29	413	342,692
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(d)	200	177,391
Kreditanstalt fuer Wiederaufbau
2.00%, 05/02/25	1,659	1,605,885
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
3.13%, 06/10/25	$3,000	$ 2,930,666
0.38%, 07/18/25	3,319	3,127,626
5.13%, 09/29/25(b)	2,400	2,394,941
0.63%, 01/22/26	1,659	1,535,525
3.63%, 04/01/26	1,000	972,589
4.63%, 08/07/26(b)	3,000	2,972,265
3.00%, 05/20/27	2,700	2,551,303
3.75%, 02/15/28(b)	1,650	1,587,555
2.88%, 04/03/28(b)	1,150	1,069,777
3.88%, 06/15/28	3,000	2,889,451
4.00%, 03/15/29(b)	3,000	2,893,260
1.75%, 09/14/29	1,243	1,064,801
0.75%, 09/30/30	789	616,909
4.75%, 10/29/30(b)	1,500	1,497,796
4.13%, 07/15/33	2,200	2,086,212
4.38%, 02/28/34	1,200	1,161,007
Landwirtschaftliche Rentenbank
0.50%, 05/27/25	1,659	1,574,887
2.38%, 06/10/25	1,659	1,605,207
2.50%, 11/15/27	1,400	1,289,992
0.88%, 09/03/30(b)	1,659	1,302,976
5.00%, 10/24/33	600	606,777
Lloyds Banking Group PLC
4.45%, 05/08/25	600	591,595
4.58%, 12/10/25	800	780,637
4.65%, 03/24/26	1,200	1,171,531
3.75%, 01/11/27	800	762,540
4.38%, 03/22/28	878	837,017
4.55%, 08/16/28	1,310	1,252,343
(1-year CMT + 0.85%), 1.63%, 05/11/27(d)	800	734,224
(1-year CMT + 1.38%), 5.46%, 01/05/28(d)	800	793,004
(1-year CMT + 1.48%), 5.99%, 08/07/27(d)	1,500	1,502,201
(1-year CMT + 1.70%), 5.87%, 03/06/29(d)	500	500,793
(1-year CMT + 1.75%), 4.72%, 08/11/26(d)	600	590,562
(1-year CMT + 1.75%), 5.68%, 01/05/35(d)	1,200	1,170,535
(1-year CMT + 1.80%), 3.75%, 03/18/28(d)	478	452,785
(1-year CMT + 2.30%), 4.98%, 08/11/33(d)	900	844,425
(1-year CMT + 3.75%), 7.95%, 11/15/33(d)	450	493,924
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28(d)	900	834,130
M&T Bank Corp.(d)
(1-day SOFR + 1.85%), 5.05%, 01/27/34	600	540,068
(1-day SOFR + 2.26%), 6.08%, 03/13/32	466	455,290
(1-day SOFR + 2.80%), 7.41%, 10/30/29	500	518,455
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	424,169
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	300	295,856
4.65%, 01/27/26	700	681,580
4.70%, 01/27/28	700	662,710
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	900	855,168
3.85%, 03/01/26	1,600	1,553,302
2.76%, 09/13/26	600	563,261
3.68%, 02/22/27	590	564,126
3.29%, 07/25/27(b)	829	777,865
3.96%, 03/02/28	829	789,271
4.05%, 09/11/28	590	562,497
3.74%, 03/07/29	1,659	1,545,450
3.20%, 07/18/29	900	806,215
2.56%, 02/25/30	1,310	1,119,794
2.05%, 07/17/30	1,310	1,069,101
(1-year CMT + 0.67%), 1.64%, 10/13/27(d)	750	682,309
(1-year CMT + 0.75%), 1.54%, 07/20/27(d)	1,500	1,371,447
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
(1-year CMT + 0.82%), 5.26%, 04/17/30(d)	$400	$ 393,895
(1-year CMT + 0.83%), 2.34%, 01/19/28(d)	750	687,914
(1-year CMT + 0.95%), 2.31%, 07/20/32(d)	1,310	1,053,414
(1-year CMT + 0.97%), 2.49%, 10/13/32(d)	600	487,457
(1-year CMT + 1.00%), 5.43%, 04/17/35(d)	1,000	975,664
(1-year CMT + 1.10%), 2.85%, 01/19/33(d)	600	496,125
(1-year CMT + 1.30%), 4.08%, 04/19/28(d)	600	575,162
(1-year CMT + 1.38%), 5.42%, 02/22/29(d)	480	478,008
(1-year CMT + 1.53%), 5.48%, 02/22/31(d)	440	435,944
(1-year CMT + 1.63%), 5.44%, 02/22/34(b)(d)	755	745,850
(1-year CMT + 1.70%), 5.24%, 04/19/29(d)	335	331,456
(1-year CMT + 1.90%), 5.35%, 09/13/28(d)	455	451,492
(1-year CMT + 1.95%), 5.02%, 07/20/28(d)	500	492,146
(1-year CMT + 1.97%), 5.41%, 04/19/34(b)(d)	600	591,287
(1-year CMT + 2.13%), 5.13%, 07/20/33(d)	900	870,954
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)(d)	450	446,035
Mizuho Financial Group, Inc.
2.84%, 09/13/26	800	751,429
3.66%, 02/28/27	400	380,700
3.17%, 09/11/27	478	443,532
4.02%, 03/05/28	600	570,165
2.56%, 09/13/31	610	485,169
(1-year CMT + 0.67%), 1.23%, 05/22/27(d)	1,310	1,198,006
(1-year CMT + 0.75%), 1.55%, 07/09/27(d)	500	457,694
(1-year CMT + 0.87%), 2.17%, 05/22/32(d)	400	316,738
(1-year CMT + 0.90%), 2.65%, 05/22/26(b)(d)	400	387,201
(1-year CMT + 0.90%), 2.26%, 07/09/32(d)	400	317,611
(1-year CMT + 1.12%), 5.38%, 05/26/30(d)	240	235,867
(1-year CMT + 1.25%), 3.26%, 05/22/30(d)	200	178,333
(1-year CMT + 1.30%), 5.58%, 05/26/35(d)	400	389,584
(1-year CMT + 1.50%), 5.67%, 05/27/29(d)	800	799,941
(1-year CMT + 1.65%), 5.78%, 07/06/29(d)	800	802,568
(1-year CMT + 1.65%), 5.74%, 05/27/31(d)	300	298,980
(1-year CMT + 1.80%), 5.75%, 05/27/34(b)(d)	600	598,416
(1-year CMT + 1.90%), 5.75%, 07/06/34(d)	600	597,616
(1-year CMT + 2.05%), 5.41%, 09/13/28(d)	400	397,659
(1-year CMT + 2.40%), 5.67%, 09/13/33(d)	300	298,019
(3-mo. CME Term SOFR + 1.09%), 2.23%, 05/25/26(d)	450	433,071
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(d)	700	586,684
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(d)	478	422,565
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(d)	600	567,577
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(d)	300	239,471
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(d)	420	364,523
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(d)	478	390,039
Morgan Stanley
4.00%, 07/23/25	1,662	1,630,292
5.00%, 11/24/25	1,036	1,025,209
3.88%, 01/27/26	1,450	1,408,586
3.13%, 07/27/26	1,763	1,675,742
6.25%, 08/09/26	1,400	1,421,970
4.35%, 09/08/26	1,243	1,209,143
3.63%, 01/20/27	1,659	1,585,962
3.95%, 04/23/27	1,063	1,017,951
3.59%, 07/22/28(d)	1,866	1,755,854
7.25%, 04/01/32	400	446,270

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 0.72%), 0.99%, 12/10/26(d)	$1,493	$ 1,382,524
(1-day SOFR + 0.86%), 1.51%, 07/20/27(d)	1,584	1,446,509
(1-day SOFR + 0.88%), 1.59%, 05/04/27(d)	1,809	1,667,330
(1-day SOFR + 1.00%), 2.48%, 01/21/28(d)	1,181	1,089,295
(1-day SOFR + 1.01%), 5.65%, 04/13/28(d)	1,325	1,326,300
(1-day SOFR + 1.02%), 1.93%, 04/28/32(d)	1,272	996,396
(1-day SOFR + 1.03%), 1.79%, 02/13/32(d)	1,642	1,281,260
(1-day SOFR + 1.14%), 2.70%, 01/22/31(d)	2,159	1,849,428
(1-day SOFR + 1.18%), 2.24%, 07/21/32(d)	2,063	1,640,507
(1-day SOFR + 1.20%), 2.51%, 10/20/32(d)	1,864	1,499,950
(1-day SOFR + 1.26%), 5.66%, 04/18/30(d)	1,115	1,115,237
(1-day SOFR + 1.29%), 2.94%, 01/21/33(d)	1,662	1,371,880
(1-day SOFR + 1.30%), 5.05%, 01/28/27(d)	1,480	1,465,291
(1-day SOFR + 1.36%), 2.48%, 09/16/36(d)	1,617	1,247,364
(1-day SOFR + 1.45%), 5.17%, 01/16/30(d)	1,425	1,397,208
(1-day SOFR + 1.58%), 5.83%, 04/19/35(d)	1,280	1,279,484
(1-day SOFR + 1.59%), 5.16%, 04/20/29(d)	1,710	1,682,056
(1-day SOFR + 1.61%), 4.21%, 04/20/28(d)	1,554	1,496,889
(1-day SOFR + 1.63%), 5.45%, 07/20/29(d)	1,680	1,669,726
(1-day SOFR + 1.67%), 4.68%, 07/17/26(b)(d)	1,715	1,692,700
(1-day SOFR + 1.73%), 5.12%, 02/01/29(d)	1,195	1,176,071
(1-day SOFR + 1.73%), 5.47%, 01/18/35(d)	2,438	2,371,874
(1-day SOFR + 1.77%), 6.14%, 10/16/26(d)	674	677,720
(1-day SOFR + 1.83%), 6.41%, 11/01/29(d)	1,280	1,319,823
(1-day SOFR + 1.87%), 5.25%, 04/21/34(d)	2,190	2,101,413
(1-day SOFR + 1.88%), 5.42%, 07/21/34(d)	1,295	1,256,588
(1-day SOFR + 2.05%), 6.63%, 11/01/34(d)	1,178	1,243,003
(1-day SOFR + 2.08%), 4.89%, 07/20/33(d)	1,165	1,097,630
(1-day SOFR + 2.24%), 6.30%, 10/18/28(d)	1,800	1,838,105
(1-day SOFR + 2.56%), 6.34%, 10/18/33(d)	1,400	1,452,017
(1-day SOFR + 2.62%), 5.30%, 04/20/37(d)	1,078	1,009,627
(1-day SOFR + 3.12%), 3.62%, 04/01/31(d)	1,786	1,605,266
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(d)	2,045	1,919,023
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(d)	1,617	1,538,141
(5-year CMT + 1.80%), 5.94%, 02/07/39(d)	900	865,980
(5-year CMT + 2.43%), 5.95%, 01/19/38(d)	1,210	1,176,044
Morgan Stanley Bank NA
5.48%, 07/16/25	490	489,784
4.75%, 04/21/26	780	769,845
5.88%, 10/30/26	750	756,492
(1-day SOFR + 1.08%), 4.95%, 01/14/28(d)	640	630,417
National Australia Bank Ltd./New York
5.20%, 05/13/25	250	249,295
3.50%, 06/09/25	300	293,597
4.75%, 12/10/25	850	841,811
4.97%, 01/12/26	750	744,480
3.38%, 01/14/26	500	483,759
2.50%, 07/12/26	847	797,311
3.91%, 06/09/27	1,000	961,637
4.94%, 01/12/28	700	692,084
4.90%, 06/13/28	650	640,922
4.79%, 01/10/29	750	734,079
National Bank of Canada, 5.60%, 12/18/28	750	748,573
NatWest Group PLC
4.80%, 04/05/26	878	862,627
(1-year CMT + 0.90%), 1.64%, 06/14/27(d)	1,100	1,008,286
(1-year CMT + 1.10%), 5.58%, 03/01/28(b)(d)	600	596,226
(1-year CMT + 1.35%), 5.85%, 03/02/27(b)(d)	650	649,528
(1-year CMT + 1.50%), 5.78%, 03/01/35(d)	800	783,530
(1-year CMT + 1.95%), 5.81%, 09/13/29(d)	800	798,275
Security	Par (000)	Value
Banks (continued)
NatWest Group PLC (continued)
(1-year CMT + 2.10%), 6.02%, 03/02/34(d)	$500	$ 500,143
(1-year CMT + 2.27%), 5.52%, 09/30/28(d)	525	519,598
(1-year CMT + 2.55%), 3.07%, 05/22/28(d)	650	600,753
(1-year CMT + 2.85%), 7.47%, 11/10/26(d)	800	818,394
(3-mo. LIBOR US + 1.75%), 4.89%, 05/18/29(d)	928	894,634
(3-mo. LIBOR US + 1.87%), 4.45%, 05/08/30(d)	478	448,074
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30(d)	1,178	1,138,169
(5-year CMT + 2.20%), 6.48%, 06/01/34(b)(d)	600	602,519
(5-year CMT + 2.35%), 3.03%, 11/28/35(d)	400	328,418
Northern Trust Corp.
3.95%, 10/30/25	300	292,887
4.00%, 05/10/27	483	466,344
3.65%, 08/03/28(b)	163	153,531
3.15%, 05/03/29	413	377,244
1.95%, 05/01/30	550	456,261
6.13%, 11/02/32(b)	610	627,501
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	700	654,724
4.63%, 11/03/25	500	494,863
4.13%, 01/20/26	500	490,882
0.50%, 02/02/26(b)	600	552,941
5.00%, 10/23/26	900	898,169
4.25%, 03/01/28(b)	1,000	976,489
4.13%, 01/18/29	1,000	969,908
PNC Bank NA
3.25%, 06/01/25	500	487,041
3.10%, 10/25/27	800	738,490
3.25%, 01/22/28	500	461,537
4.05%, 07/26/28	900	843,134
2.70%, 10/22/29	500	426,773
PNC Financial Services Group, Inc.
2.60%, 07/23/26	500	470,136
1.15%, 08/13/26	829	754,576
3.15%, 05/19/27	450	422,512
3.45%, 04/23/29	1,073	977,936
2.55%, 01/22/30	1,431	1,222,101
(1-day SOFR + 0.98%), 2.31%, 04/23/32(d)	829	668,259
(1-day SOFR + 1.32%), 5.81%, 06/12/26(d)	370	370,076
(1-day SOFR + 1.34%), 5.30%, 01/21/28(d)	265	262,696
(1-day SOFR + 1.62%), 5.35%, 12/02/28(d)	675	669,059
(1-day SOFR + 1.84%), 5.58%, 06/12/29(d)	1,888	1,879,515
(1-day SOFR + 1.90%), 5.68%, 01/22/35(d)	852	834,726
(1-day SOFR + 1.93%), 5.07%, 01/24/34(d)	875	823,919
(1-day SOFR + 1.95%), 5.94%, 08/18/34(d)	500	498,800
(1-day SOFR + 2.28%), 6.88%, 10/20/34(d)	1,699	1,803,335
(1-day SOFR Index + 1.09%), 4.76%, 01/26/27(d)	894	880,814
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(d)	500	510,923
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(b)(d)	450	411,646
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(d)	700	705,472
Regions Financial Corp.
2.25%, 05/18/25	259	249,483
1.80%, 08/12/28	209	177,557
Royal Bank of Canada
1.15%, 06/10/25	800	762,662
4.88%, 01/12/26	624	617,913
0.88%, 01/20/26	1,659	1,538,221
4.65%, 01/27/26	935	919,641
1.20%, 04/27/26	1,059	974,407
1.15%, 07/14/26	829	755,644
5.20%, 07/20/26	400	398,310
1.40%, 11/02/26	324	294,221
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued)
4.88%, 01/19/27	$1,041	$ 1,028,040
2.05%, 01/21/27	413	379,087
3.63%, 05/04/27(b)	749	712,518
4.24%, 08/03/27	650	628,379
6.00%, 11/01/27	1,100	1,121,351
4.90%, 01/12/28	300	294,961
5.20%, 08/01/28	400	397,715
4.95%, 02/01/29(b)	833	817,475
2.30%, 11/03/31	800	646,485
3.88%, 05/04/32	700	626,858
5.00%, 02/01/33	1,060	1,021,881
5.00%, 05/02/33(b)	562	542,909
5.15%, 02/01/34(b)	1,041	1,005,405
Santander Holdings USA, Inc.
3.45%, 06/02/25	500	485,369
4.50%, 07/17/25	1,000	981,544
3.24%, 10/05/26	359	336,476
4.40%, 07/13/27	500	478,689
(1-day SOFR + 1.25%), 2.49%, 01/06/28(d)	675	611,643
(1-day SOFR + 2.33%), 5.81%, 09/09/26(d)	300	298,051
(1-day SOFR + 2.36%), 6.50%, 03/09/29(d)	596	600,624
(1-day SOFR + 2.50%), 6.17%, 01/09/30(d)	561	558,803
(1-day SOFR + 2.70%), 6.57%, 06/12/29(d)	138	139,983
(1-day SOFR + 3.28%), 7.66%, 11/09/31(d)	300	320,846
Santander U.K. Group Holdings PLC(d)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	1,179	1,074,862
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	592,024
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	205,789
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	814,911
(1-day SOFR + 2.75%), 6.83%, 11/21/26	800	808,663
(1-year CMT + 1.25%), 1.53%, 08/21/26	478	450,360
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28	600	557,664
State Street Corp.
3.55%, 08/18/25	700	683,459
2.65%, 05/19/26	829	786,850
5.27%, 08/03/26	782	779,627
4.99%, 03/18/27	801	793,764
2.40%, 01/24/30(b)	489	421,560
2.20%, 03/03/31	450	365,340
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)(d)	745	680,713
(1-day SOFR + 0.73%), 2.20%, 02/07/28(d)	279	256,321
(1-day SOFR + 1.00%), 2.62%, 02/07/33(d)	441	358,768
(1-day SOFR + 1.13%), 5.10%, 05/18/26(d)	650	645,857
(1-day SOFR + 1.35%), 5.75%, 11/04/26(d)	220	220,198
(1-day SOFR + 1.48%), 5.68%, 11/21/29(d)	500	505,339
(1-day SOFR + 1.49%), 3.03%, 11/01/34(d)	130	112,687
(1-day SOFR + 1.57%), 4.82%, 01/26/34(b)(d)	600	566,039
(1-day SOFR + 1.61%), 4.42%, 05/13/33(d)	350	323,281
(1-day SOFR + 1.72%), 5.82%, 11/04/28(d)	115	116,572
(1-day SOFR + 1.73%), 4.16%, 08/04/33(d)	500	451,713
(1-day SOFR + 1.89%), 5.16%, 05/18/34(d)	650	628,156
(1-day SOFR + 1.96%), 6.12%, 11/21/34(d)	250	253,514
(1-day SOFR + 2.65%), 3.15%, 03/30/31(d)	829	728,806
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(d)	350	332,058
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	1,310	1,246,494
0.95%, 01/12/26	550	508,867
5.46%, 01/13/26	900	897,551
3.78%, 03/09/26	2,489	2,412,688
5.88%, 07/13/26	600	603,713
2.63%, 07/14/26	1,245	1,172,467
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
1.40%, 09/17/26	$982	$ 891,719
3.01%, 10/19/26	863	812,904
3.45%, 01/11/27(b)	700	664,762
2.17%, 01/14/27	400	366,851
3.36%, 07/12/27	829	777,912
3.35%, 10/18/27	413	384,974
5.52%, 01/13/28	1,100	1,101,984
3.54%, 01/17/28	309	289,544
5.80%, 07/13/28	1,300	1,312,975
3.94%, 07/19/28	414	391,358
5.72%, 09/14/28	800	807,002
1.90%, 09/17/28	982	844,329
4.31%, 10/16/28	432	415,824
3.04%, 07/16/29(b)	1,440	1,276,838
3.20%, 09/17/29	413	366,954
2.72%, 09/27/29	478	415,763
5.71%, 01/13/30	1,000	1,005,784
2.75%, 01/15/30	750	646,340
2.13%, 07/08/30	1,310	1,071,511
5.85%, 07/13/30	200	202,027
2.14%, 09/23/30	470	379,475
1.71%, 01/12/31	235	184,009
2.22%, 09/17/31	400	317,789
5.77%, 01/13/33	1,050	1,059,209
5.78%, 07/13/33	200	201,504
5.81%, 09/14/33(b)	600	606,933
Synchrony Bank
5.40%, 08/22/25	500	493,664
5.63%, 08/23/27	500	489,554
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	238,762
Toronto-Dominion Bank
3.77%, 06/06/25	400	392,214
0.75%, 09/11/25(b)	550	515,880
0.75%, 01/06/26	1,493	1,381,530
5.10%, 01/09/26	508	505,875
1.20%, 06/03/26	881	807,189
5.53%, 07/17/26	1,025	1,025,739
1.25%, 09/10/26	911	826,224
5.26%, 12/11/26	165	164,338
1.95%, 01/12/27(b)	413	378,461
2.80%, 03/10/27	637	592,798
4.98%, 04/05/27	475	468,999
4.11%, 06/08/27	1,016	976,702
4.69%, 09/15/27	800	781,606
5.16%, 01/10/28	750	743,838
5.52%, 07/17/28	847	849,788
4.99%, 04/05/29	475	465,061
2.00%, 09/10/31	911	723,448
2.45%, 01/12/32	413	333,449
3.20%, 03/10/32	1,015	865,543
4.46%, 06/08/32	1,010	937,046
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(d)	1,015	963,365
Truist Bank
3.63%, 09/16/25	600	582,137
4.05%, 11/03/25	307	300,578
3.30%, 05/15/26	400	381,406
3.80%, 10/30/26	500	477,638
2.25%, 03/11/30	761	616,644
Truist Financial Corp.
4.00%, 05/01/25	1,000	983,248
3.70%, 06/05/25	550	537,716
1.20%, 08/05/25	460	434,346

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp. (continued)
1.13%, 08/03/27	$745	$ 649,750
3.88%, 03/19/29(b)	330	302,260
1.95%, 06/05/30	659	532,648
(1-day SOFR + 0.61%), 1.27%, 03/02/27(d)	600	553,048
(1-day SOFR + 0.86%), 1.89%, 06/07/29(d)	829	708,221
(1-day SOFR + 1.37%), 4.12%, 06/06/28(d)	523	499,500
(1-day SOFR + 1.44%), 4.87%, 01/26/29(d)	750	727,396
(1-day SOFR + 1.46%), 4.26%, 07/28/26(d)	2,000	1,962,085
(1-day SOFR + 1.62%), 5.44%, 01/24/30(d)	999	978,595
(1-day SOFR + 1.63%), 5.90%, 10/28/26(d)	400	399,798
(1-day SOFR + 1.85%), 5.12%, 01/26/34(d)	999	930,846
(1-day SOFR + 1.92%), 5.71%, 01/24/35(d)	1,170	1,135,470
(1-day SOFR + 2.05%), 6.05%, 06/08/27(d)	785	789,156
(1-day SOFR + 2.24%), 4.92%, 07/28/33(d)	400	360,157
(1-day SOFR + 2.30%), 6.12%, 10/28/33(d)	500	499,318
(1-day SOFR + 2.36%), 5.87%, 06/08/34(d)	1,165	1,143,107
(1-day SOFR + 2.45%), 7.16%, 10/30/29(d)	1,035	1,083,724
U.S. Bancorp
1.45%, 05/12/25	1,300	1,247,092
3.95%, 11/17/25	476	464,435
3.10%, 04/27/26(b)	800	764,155
2.38%, 07/22/26	857	804,061
3.15%, 04/27/27	883	830,982
3.90%, 04/26/28	1,659	1,571,567
3.00%, 07/30/29	634	555,356
1.38%, 07/22/30	509	398,459
(1-day SOFR + 0.73%), 2.22%, 01/27/28(d)	793	724,623
(1-day SOFR + 1.02%), 2.68%, 01/27/33(d)	413	330,810
(1-day SOFR + 1.23%), 4.65%, 02/01/29(d)	1,047	1,009,106
(1-day SOFR + 1.43%), 5.73%, 10/21/26(d)	1,018	1,017,654
(1-day SOFR + 1.56%), 5.38%, 01/23/30(d)	1,018	1,003,836
(1-day SOFR + 1.60%), 4.84%, 02/01/34(d)	1,300	1,199,614
(1-day SOFR + 1.66%), 4.55%, 07/22/28(d)	1,160	1,122,205
(1-day SOFR + 1.86%), 5.68%, 01/23/35(d)	1,192	1,164,477
(1-day SOFR + 1.88%), 6.79%, 10/26/27(d)	634	650,230
(1-day SOFR + 2.02%), 5.78%, 06/12/29(d)	1,045	1,047,067
(1-day SOFR + 2.09%), 5.85%, 10/21/33(d)	700	694,351
(1-day SOFR + 2.11%), 4.97%, 07/22/33(d)	675	620,786
(1-day SOFR + 2.26%), 5.84%, 06/12/34(d)	1,013	1,001,292
(5-year CMT + 0.95%), 2.49%, 11/03/36(d)	579	441,360
UBS AG, 5.65%, 09/11/28	1,000	1,004,592
UBS AG/London
5.80%, 09/11/25	400	400,925
1.25%, 06/01/26	600	549,150
UBS Group AG, 4.55%, 04/17/26	1,474	1,440,913
Wells Fargo & Co.
3.55%, 09/29/25	1,474	1,433,166
3.00%, 04/22/26	3,100	2,957,183
4.10%, 06/03/26	925	896,332
3.00%, 10/23/26	2,064	1,941,383
4.30%, 07/22/27	1,243	1,197,626
4.15%, 01/24/29	1,474	1,394,870
(1-day SOFR + 1.07%), 5.71%, 04/22/28(d)	1,380	1,380,959
(1-day SOFR + 1.50%), 5.20%, 01/23/30(d)	1,820	1,784,564
(1-day SOFR + 1.50%), 3.35%, 03/02/33(d)	2,363	1,994,751
(1-day SOFR + 1.51%), 3.53%, 03/24/28(d)	2,359	2,226,097
(1-day SOFR + 1.56%), 4.54%, 08/15/26(d)	1,000	984,023
(1-day SOFR + 1.74%), 5.57%, 07/25/29(d)	2,325	2,317,575
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)(d)	1,965	1,908,775
(1-day SOFR + 1.79%), 6.30%, 10/23/29(d)	1,571	1,609,425
(1-day SOFR + 1.98%), 4.81%, 07/25/28(d)	1,545	1,505,432
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 1.99%), 5.56%, 07/25/34(d)	$2,506	$ 2,442,703
(1-day SOFR + 2.02%), 5.39%, 04/24/34(d)	2,235	2,153,830
(1-day SOFR + 2.06%), 6.49%, 10/23/34(d)	1,916	1,994,808
(1-day SOFR + 2.10%), 2.39%, 06/02/28(d)	1,945	1,768,299
(1-day SOFR + 2.10%), 4.90%, 07/25/33(d)	2,530	2,375,307
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(d)	1,843	1,559,464
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(d)	1,106	1,050,687
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(d)	2,409	2,091,107
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(d)	2,143	2,017,306
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(d)	1,859	1,746,808
Wells Fargo Bank NA
5.55%, 08/01/25	1,500	1,500,794
4.81%, 01/15/26	750	741,621
5.45%, 08/07/26	1,500	1,499,218
5.25%, 12/11/26	1,500	1,492,771
Westpac Banking Corp.
3.74%, 08/26/25	500	489,052
5.51%, 11/17/25	786	787,993
2.85%, 05/13/26	1,181	1,125,370
1.15%, 06/03/26	1,141	1,047,348
2.70%, 08/19/26	736	695,000
3.35%, 03/08/27	700	664,939
4.04%, 08/26/27	600	579,775
5.46%, 11/18/27	800	804,864
3.40%, 01/25/28	735	688,704
5.54%, 11/17/28	920	929,250
1.95%, 11/20/28	829	718,597
2.65%, 01/16/30	657	574,497
2.15%, 06/03/31	736	602,035
6.82%, 11/17/33	330	348,714
(1-year CMT + 2.68%), 5.41%, 08/10/33(d)	550	528,943
(5-year CMT + 1.53%), 3.02%, 11/18/36(d)	920	739,510
(5-year CMT + 1.75%), 2.67%, 11/15/35(d)	913	737,568
(5-year CMT + 2.00%), 4.11%, 07/24/34(d)	700	637,324
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(d)	1,104	1,058,595
Zions Bancorp NA, 3.25%, 10/29/29	261	213,785
		874,098,161
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	1,679	1,615,775
4.75%, 01/23/29	2,685	2,640,255
3.50%, 06/01/30(b)	1,311	1,194,392
4.90%, 01/23/31(b)	500	493,447
5.00%, 06/15/34	355	343,056
Brown-Forman Corp., 4.75%, 04/15/33(b)	200	191,497
Coca-Cola Co.
3.38%, 03/25/27	672	644,239
2.90%, 05/25/27(b)	163	153,517
1.45%, 06/01/27(b)	1,000	900,100
1.50%, 03/05/28	829	730,687
1.00%, 03/15/28	776	669,869
2.13%, 09/06/29(b)	829	718,049
3.45%, 03/25/30	745	684,352
1.65%, 06/01/30	894	734,354
2.00%, 03/05/31	312	256,464
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
1.38%, 03/15/31	$776	$ 611,099
2.25%, 01/05/32	1,345	1,110,486
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	655	566,359
1.85%, 09/01/32	482	363,307
Constellation Brands, Inc.
4.40%, 11/15/25	290	284,506
4.75%, 12/01/25	129	127,052
5.00%, 02/02/26	150	148,339
3.70%, 12/06/26	620	592,425
3.50%, 05/09/27	179	169,047
4.35%, 05/09/27	400	387,294
3.60%, 02/15/28	350	327,411
4.65%, 11/15/28	250	241,560
4.80%, 01/15/29	175	170,173
3.15%, 08/01/29	829	739,623
2.88%, 05/01/30	229	197,597
2.25%, 08/01/31	652	522,101
4.75%, 05/09/32(b)	330	311,805
4.90%, 05/01/33	340	320,712
Diageo Capital PLC
1.38%, 09/29/25	500	472,328
5.20%, 10/24/25	200	199,326
5.38%, 10/05/26(b)	600	600,551
5.30%, 10/24/27	500	499,620
3.88%, 05/18/28	478	455,578
2.38%, 10/24/29	566	489,838
2.00%, 04/29/30	678	564,491
2.13%, 04/29/32	478	380,413
5.50%, 01/24/33	500	503,920
5.63%, 10/05/33	600	610,792
Keurig Dr Pepper, Inc.
5.10%, 03/15/27	543	539,218
5.05%, 03/15/29	543	535,038
5.20%, 03/15/31	225	219,938
5.30%, 03/15/34	425	413,824
Keurig Dr. Pepper, Inc.
4.42%, 05/25/25	350	345,919
3.40%, 11/15/25	300	290,224
2.55%, 09/15/26	252	235,780
3.43%, 06/15/27	314	296,623
4.60%, 05/25/28	702	681,204
3.95%, 04/15/29	632	592,220
3.20%, 05/01/30	413	365,734
2.25%, 03/15/31	413	335,856
4.05%, 04/15/32	615	558,218
Molson Coors Beverage Co., 3.00%, 07/15/26	1,045	991,478
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	225	221,317
4.55%, 02/16/29	225	218,751
4.70%, 02/16/34	225	214,259
PepsiCo, Inc.
3.50%, 07/17/25	163	159,466
5.25%, 11/10/25	350	350,190
4.55%, 02/13/26	200	197,855
2.85%, 02/24/26	413	396,433
2.38%, 10/06/26	829	777,092
5.13%, 11/10/26(b)	350	349,906
2.63%, 03/19/27	256	238,897
3.00%, 10/15/27	813	759,523
3.60%, 02/18/28	445	423,450
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
4.45%, 05/15/28	$200	$ 196,398
7.00%, 03/01/29	250	270,945
2.63%, 07/29/29	829	739,139
2.75%, 03/19/30	771	677,830
1.63%, 05/01/30	496	406,812
1.40%, 02/25/31	244	192,310
1.95%, 10/21/31	816	655,850
3.90%, 07/18/32	585	535,739
4.45%, 02/15/33(b)	550	535,008
		38,856,250
Biotechnology — 0.8%
Amgen, Inc.
3.13%, 05/01/25	620	604,532
5.51%, 03/02/26	850	847,590
2.60%, 08/19/26	901	846,855
2.20%, 02/21/27	1,148	1,053,151
3.20%, 11/02/27	665	620,110
5.15%, 03/02/28	2,497	2,474,824
1.65%, 08/15/28	800	687,460
3.00%, 02/22/29	300	271,559
4.05%, 08/18/29	600	564,411
2.45%, 02/21/30	902	769,347
5.25%, 03/02/30	1,832	1,815,846
2.30%, 02/25/31	902	743,742
2.00%, 01/15/32	460	361,079
3.35%, 02/22/32	666	577,535
4.20%, 03/01/33	600	543,136
5.25%, 03/02/33	2,830	2,768,236
Baxalta, Inc., 4.00%, 06/23/25	308	302,146
Biogen, Inc.
4.05%, 09/15/25	892	871,495
2.25%, 05/01/30	657	542,502
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	250	234,827
3.70%, 03/15/32(b)	635	551,818
Gilead Sciences, Inc.
3.65%, 03/01/26	2,256	2,186,832
2.95%, 03/01/27	863	811,117
1.20%, 10/01/27	575	503,489
1.65%, 10/01/30	821	658,234
5.25%, 10/15/33	765	754,176
Illumina, Inc.
5.80%, 12/12/25	200	199,660
5.75%, 12/13/27	200	199,985
2.55%, 03/23/31	195	156,870
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	534,902
Royalty Pharma PLC
1.20%, 09/02/25	829	780,689
1.75%, 09/02/27(b)	343	303,335
2.20%, 09/02/30	359	291,336
2.15%, 09/02/31(b)	286	224,163
		25,656,989
Broadline Retail — 0.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27	1,628	1,520,715
2.13%, 02/09/31	1,000	808,220
Amazon.com, Inc.
0.80%, 06/03/25	800	763,046
4.60%, 12/01/25	1,002	993,010
5.20%, 12/03/25	638	637,646
1.00%, 05/12/26	2,013	1,851,788

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Broadline Retail (continued)
Amazon.com, Inc. (continued)
3.30%, 04/13/27	$1,210	$ 1,150,522
1.20%, 06/03/27	509	452,929
3.15%, 08/22/27	1,805	1,699,591
4.55%, 12/01/27	1,464	1,440,785
1.65%, 05/12/28	1,409	1,236,784
3.45%, 04/13/29	1,202	1,122,198
4.65%, 12/01/29	1,098	1,080,568
1.50%, 06/03/30	1,465	1,195,178
2.10%, 05/12/31	2,197	1,808,075
3.60%, 04/13/32	1,726	1,556,378
4.70%, 12/01/32	1,450	1,408,233
eBay, Inc.
5.90%, 11/22/25	278	278,628
1.40%, 05/10/26	325	299,257
3.60%, 06/05/27	829	785,557
2.70%, 03/11/30	829	717,640
2.60%, 05/10/31(b)	518	432,969
6.30%, 11/22/32	278	290,017
JD.com, Inc.
3.88%, 04/29/26	200	192,875
3.38%, 01/14/30	478	426,940
TJX Cos., Inc.
2.25%, 09/15/26	757	707,449
1.15%, 05/15/28	350	299,480
3.88%, 04/15/30	250	232,297
1.60%, 05/15/31	350	276,807
		25,665,582
Building Materials — 0.4%
Carrier Global Corp.
5.80%, 11/30/25	670	671,237
2.49%, 02/15/27	542	499,287
2.72%, 02/15/30	1,415	1,220,953
2.70%, 02/15/31	350	295,053
5.90%, 03/15/34	706	721,308
Eagle Materials, Inc., 2.50%, 07/01/31	313	256,456
Fortune Brands Innovations, Inc.
4.00%, 06/15/25	179	175,144
3.25%, 09/15/29	413	368,412
4.00%, 03/25/32	413	367,176
5.88%, 06/01/33	386	384,096
Johnson Controls International PLC, 3.90%, 02/14/26	314	304,698
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	300	301,230
1.75%, 09/15/30	325	261,939
2.00%, 09/16/31	579	455,360
4.90%, 12/01/32	185	176,572
Lennox International, Inc., 5.50%, 09/15/28	254	253,049
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	154,129
3.50%, 12/15/27(b)	300	280,833
2.50%, 03/15/30	179	152,645
2.40%, 07/15/31	457	371,850
Masco Corp.
1.50%, 02/15/28	300	258,427
2.00%, 10/01/30	109	87,274
2.00%, 02/15/31	413	329,276
Mohawk Industries, Inc.
5.85%, 09/18/28	250	252,676
Security	Par (000)	Value
Building Materials (continued)
Mohawk Industries, Inc. (continued)
3.63%, 05/15/30(b)	$225	$ 201,987
Owens Corning
3.40%, 08/15/26	272	258,925
3.95%, 08/15/29	270	251,042
3.88%, 06/01/30	225	205,473
Trane Technologies Financing Ltd.
3.50%, 03/21/26	200	192,242
3.80%, 03/21/29	560	523,690
5.25%, 03/03/33	400	393,476
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	400	375,591
Vulcan Materials Co.
3.90%, 04/01/27	129	124,274
3.50%, 06/01/30	400	359,315
		11,485,095
Building Products — 0.8%
Allegion PLC, 3.50%, 10/01/29	413	373,100
Carlisle Cos., Inc.
3.75%, 12/01/27	400	377,417
2.75%, 03/01/30	311	267,978
2.20%, 03/01/32(b)	225	177,546
Home Depot, Inc.
3.35%, 09/15/25	993	966,662
4.00%, 09/15/25	450	441,854
3.00%, 04/01/26	910	873,517
2.13%, 09/15/26	671	625,779
4.95%, 09/30/26	250	248,685
2.50%, 04/15/27	660	612,558
2.88%, 04/15/27	525	492,925
2.80%, 09/14/27	671	622,864
0.90%, 03/15/28	558	477,599
1.50%, 09/15/28	413	355,238
3.90%, 12/06/28(b)	700	666,275
4.90%, 04/15/29	250	247,403
2.95%, 06/15/29	1,226	1,105,322
2.70%, 04/15/30	1,051	915,768
1.38%, 03/15/31	875	681,747
1.88%, 09/15/31	671	533,401
3.25%, 04/15/32	734	638,206
4.50%, 09/15/32(b)	600	574,579
Lowe’ s Cos., Inc.
4.40%, 09/08/25	650	640,740
3.38%, 09/15/25	413	401,268
4.80%, 04/01/26	752	743,402
2.50%, 04/15/26	791	749,036
3.35%, 04/01/27	350	331,028
3.10%, 05/03/27	1,000	938,646
1.30%, 04/15/28	699	600,545
1.70%, 09/15/28	752	646,021
3.65%, 04/05/29	1,013	939,721
4.50%, 04/15/30	829	792,971
1.70%, 10/15/30	941	750,790
2.63%, 04/01/31	1,129	945,776
3.75%, 04/01/32	1,129	1,005,436
5.00%, 04/15/33(b)	850	820,908
5.15%, 07/01/33(b)	752	734,170
		23,316,881
Capital Markets — 0.6%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(a)(b)	250	247,743
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Ares Capital Corp.
3.25%, 07/15/25	$724	$ 698,172
3.88%, 01/15/26	829	798,210
2.15%, 07/15/26	450	413,213
7.00%, 01/15/27	482	490,594
2.88%, 06/15/27	179	163,355
2.88%, 06/15/28	668	586,835
5.88%, 03/01/29	550	539,205
3.20%, 11/15/31	413	337,418
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	118,571
Barings BDC, Inc., 7.00%, 02/15/29	150	148,428
Blackstone Private Credit Fund
7.05%, 09/29/25(b)	450	454,197
2.63%, 12/15/26	675	612,798
3.25%, 03/15/27	394	361,578
7.30%, 11/27/28(a)	300	308,101
4.00%, 01/15/29(b)	243	220,608
6.25%, 01/25/31(a)(b)	300	295,216
Blackstone Secured Lending Fund
3.63%, 01/15/26	450	429,139
2.75%, 09/16/26	300	275,519
2.13%, 02/15/27	400	358,220
2.85%, 09/30/28	240	208,694
Blue Owl Capital Corp.
3.75%, 07/22/25	198	192,111
4.25%, 01/15/26	250	241,575
3.40%, 07/15/26	829	777,341
2.63%, 01/15/27(b)	225	204,504
2.88%, 06/11/28	526	459,606
5.95%, 03/15/29(b)	336	329,872
Blue Owl Capital Corp. III, 3.13%, 04/13/27	130	117,576
Blue Owl Credit Income Corp.
4.70%, 02/08/27	252	238,148
7.75%, 09/16/27	300	306,370
7.95%, 06/13/28(a)(b)	398	407,682
7.75%, 01/15/29(a)	352	357,951
6.65%, 03/15/31(a)	370	356,143
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	200	192,718
Brookfield Capital Finance LLC, 6.09%, 06/14/33	250	252,836
Brookfield Finance, Inc.
4.25%, 06/02/26	179	174,255
3.90%, 01/25/28	869	823,933
4.85%, 03/29/29	400	388,438
4.35%, 04/15/30	413	385,730
2.72%, 04/15/31(b)	193	160,818
6.35%, 01/05/34	450	462,444
FS KKR Capital Corp.
3.40%, 01/15/26	579	547,414
2.63%, 01/15/27	329	296,131
3.25%, 07/15/27	413	371,531
3.13%, 10/12/28	463	398,041
7.88%, 01/15/29	250	257,300
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	250	237,890
Golub Capital BDC, Inc.
2.50%, 08/24/26	130	119,001
2.05%, 02/15/27(b)	145	128,497
7.05%, 12/05/28	150	151,558
6.00%, 07/15/29	300	289,494
Hercules Capital, Inc., 3.38%, 01/20/27	130	118,638
HPS Corporate Lending Fund, 6.75%, 01/30/29(a)	200	197,271
Security	Par (000)	Value
Capital Markets (continued)
Main Street Capital Corp.
3.00%, 07/14/26	$130	$ 121,062
6.95%, 03/01/29	115	115,864
New Mountain Finance Corp., 6.88%, 02/01/29	50	48,683
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	100	100,375
Prospect Capital Corp.
3.36%, 11/15/26	393	358,983
3.44%, 10/15/28	225	190,396
Sixth Street Lending Partners, 6.50%, 03/11/29(a)	326	319,898
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28	100	101,335
6.13%, 03/01/29	100	98,047
		19,463,274
Chemicals — 1.0%
Air Products and Chemicals, Inc.
1.50%, 10/15/25(b)	483	457,582
1.85%, 05/15/27	342	311,177
4.60%, 02/08/29	550	537,088
2.05%, 05/15/30	623	520,776
4.75%, 02/08/31	550	532,835
4.80%, 03/03/33	400	383,776
4.85%, 02/08/34	872	832,618
Albemarle Corp.
4.65%, 06/01/27	400	388,464
5.05%, 06/01/32(b)	300	281,308
Cabot Corp.(b)
4.00%, 07/01/29	93	86,192
5.00%, 06/30/32	100	94,929
Celanese U.S. Holdings LLC
1.40%, 08/05/26	130	117,914
6.17%, 07/15/27	950	955,575
6.35%, 11/15/28	445	451,957
6.33%, 07/15/29	410	415,907
6.55%, 11/15/30	500	512,172
6.38%, 07/15/32	620	626,634
6.70%, 11/15/33(b)	615	634,806
CF Industries, Inc., 5.15%, 03/15/34	542	511,622
Dow Chemical Co.
4.80%, 11/30/28(b)	475	463,803
7.38%, 11/01/29	500	543,161
2.10%, 11/15/30(b)	450	369,015
6.30%, 03/15/33(b)	600	626,499
5.15%, 02/15/34(b)	200	192,338
DuPont de Nemours, Inc.
4.49%, 11/15/25	1,376	1,352,658
4.73%, 11/15/28	1,673	1,639,355
Eastman Chemical Co.
4.50%, 12/01/28	179	171,322
5.75%, 03/08/33	160	158,122
5.63%, 02/20/34	410	399,051
Ecolab, Inc.
2.70%, 11/01/26	500	471,528
1.65%, 02/01/27	370	336,882
3.25%, 12/01/27	179	167,428
5.25%, 01/15/28(b)	404	404,425
4.80%, 03/24/30	413	405,297
1.30%, 01/30/31(b)	660	517,482
2.13%, 02/01/32	329	265,106
EIDP, Inc.
1.70%, 07/15/25	660	629,845
4.50%, 05/15/26	350	343,441
2.30%, 07/15/30	660	554,590

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
EIDP, Inc. (continued)
4.80%, 05/15/33(b)	$350	$ 333,362
FMC Corp.
5.15%, 05/18/26	220	217,284
3.20%, 10/01/26	100	94,187
3.45%, 10/01/29	305	270,505
5.65%, 05/18/33(b)	220	210,899
Huntsman International LLC
4.50%, 05/01/29	300	279,918
2.95%, 06/15/31	120	97,178
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	413	393,406
Linde, Inc.
4.70%, 12/05/25	200	198,305
3.20%, 01/30/26	163	157,136
1.10%, 08/10/30	745	588,501
LYB International Finance II BV, 3.50%, 03/02/27	380	359,782
LYB International Finance III LLC
1.25%, 10/01/25	136	127,455
2.25%, 10/01/30(b)	558	461,065
5.63%, 05/15/33(b)	220	218,507
5.50%, 03/01/34	425	412,580
Mosaic Co.
4.05%, 11/15/27(b)	829	791,234
5.38%, 11/15/28	200	198,321
5.45%, 11/15/33	272	262,960
NewMarket Corp., 2.70%, 03/18/31	294	241,722
Nutrien Ltd.
5.95%, 11/07/25	350	351,694
4.00%, 12/15/26	163	156,727
4.90%, 03/27/28	460	450,184
4.20%, 04/01/29	300	283,055
2.95%, 05/13/30(b)	179	156,061
PPG Industries, Inc.
1.20%, 03/15/26	346	319,208
3.75%, 03/15/28	500	473,003
2.80%, 08/15/29	129	113,484
Rohm and Haas Co., 7.85%, 07/15/29	400	437,368
RPM International, Inc., 2.95%, 01/15/32	159	130,662
Sherwin-Williams Co.
3.45%, 08/01/25	282	274,044
4.25%, 08/08/25	150	147,441
3.95%, 01/15/26	413	402,162
3.45%, 06/01/27	963	909,240
2.95%, 08/15/29	512	453,756
2.30%, 05/15/30	350	292,900
2.20%, 03/15/32(b)	211	167,588
Westlake Corp.
3.60%, 08/15/26	413	394,323
3.38%, 06/15/30	225	197,650
		30,689,537
Commercial Services & Supplies — 0.1%
Cintas Corp. No. 2
3.45%, 05/01/25	159	155,628
3.70%, 04/01/27	685	658,614
4.00%, 05/01/32	350	319,744
GATX Corp.
3.25%, 09/15/26	620	587,140
5.40%, 03/15/27	55	54,680
3.85%, 03/30/27	413	394,082
4.70%, 04/01/29	179	172,356
Security	Par (000)	Value
Commercial Services & Supplies (continued)
GATX Corp. (continued)
4.00%, 06/30/30	$250	$ 227,376
1.90%, 06/01/31(b)	159	123,011
3.50%, 06/01/32	350	296,913
4.90%, 03/15/33(b)	215	200,147
5.45%, 09/15/33	300	287,857
6.05%, 03/15/34	200	199,981
Quanta Services, Inc.
2.90%, 10/01/30	443	378,858
2.35%, 01/15/32	150	118,350
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	250	196,310
UL Solutions, Inc., 6.50%, 10/20/28(a)	150	153,821
		4,524,868
Communications Equipment — 0.4%
Cisco Systems, Inc.
3.50%, 06/15/25	250	244,965
4.90%, 02/26/26	505	502,300
2.95%, 02/28/26	293	281,246
2.50%, 09/20/26	829	780,779
4.80%, 02/26/27	1,200	1,189,887
4.85%, 02/26/29	1,500	1,481,281
4.95%, 02/26/31	1,495	1,470,415
5.05%, 02/26/34	1,480	1,447,652
Juniper Networks, Inc.
1.20%, 12/10/25	262	243,546
3.75%, 08/15/29	413	376,960
2.00%, 12/10/30	250	196,829
Motorola Solutions, Inc.
4.60%, 02/23/28	413	400,552
5.00%, 04/15/29	200	195,582
4.60%, 05/23/29	799	767,719
2.30%, 11/15/30	694	570,808
2.75%, 05/24/31	550	456,943
5.60%, 06/01/32	368	366,012
5.40%, 04/15/34	200	194,498
Nokia OYJ, 4.38%, 06/12/27(b)	350	334,997
		11,502,971
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	250	254,408
5.90%, 03/01/33	265	260,565
		514,973
Consumer Discretionary — 0.0%
RELX Capital, Inc.
4.00%, 03/18/29	697	658,207
3.00%, 05/22/30	450	396,022
4.75%, 05/20/32	210	201,856
		1,256,085
Consumer Finance — 0.6%
Automatic Data Processing, Inc.
3.38%, 09/15/25	600	584,850
1.70%, 05/15/28	774	681,914
1.25%, 09/01/30	705	559,613
Block Financial LLC
2.50%, 07/15/28	421	370,046
3.88%, 08/15/30	229	203,594
Equifax, Inc.
2.60%, 12/15/25	300	285,319
5.10%, 12/15/27	400	394,112
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Equifax, Inc. (continued)
5.10%, 06/01/28	$524	$ 514,531
3.10%, 05/15/30	354	308,369
2.35%, 09/15/31	829	665,051
Global Payments, Inc.
1.20%, 03/01/26	772	712,753
4.80%, 04/01/26(b)	413	406,391
2.15%, 01/15/27	404	369,880
4.95%, 08/15/27	275	269,490
4.45%, 06/01/28	350	333,840
3.20%, 08/15/29	877	773,791
5.30%, 08/15/29	520	508,098
2.90%, 05/15/30	504	429,548
2.90%, 11/15/31	321	263,661
5.40%, 08/15/32	335	323,332
Moody’s Corp.
3.25%, 01/15/28	620	580,681
4.25%, 02/01/29	129	123,484
2.00%, 08/19/31(b)	222	176,419
4.25%, 08/08/32	350	322,556
PayPal Holdings, Inc.
1.65%, 06/01/25	362	346,975
2.65%, 10/01/26	829	778,797
3.90%, 06/01/27	350	336,411
2.85%, 10/01/29	856	759,937
2.30%, 06/01/30	384	324,060
4.40%, 06/01/32(b)	430	404,747
S&P Global, Inc.
2.95%, 01/22/27	348	327,344
2.45%, 03/01/27	700	647,904
4.75%, 08/01/28	329	322,392
2.70%, 03/01/29	630	561,674
4.25%, 05/01/29(b)	829	792,661
2.50%, 12/01/29	239	207,263
1.25%, 08/15/30	355	280,540
2.90%, 03/01/32	800	676,672
5.25%, 09/15/33(a)	521	516,313
		17,445,013
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.
3.00%, 05/18/27	657	620,371
1.38%, 06/20/27	700	626,228
1.60%, 04/20/30	1,243	1,020,872
1.75%, 04/20/32	733	574,425
Dollar General Corp.
4.15%, 11/01/25	306	299,135
3.88%, 04/15/27	350	335,366
4.63%, 11/01/27	270	262,505
4.13%, 05/01/28	300	286,261
5.20%, 07/05/28	140	138,196
3.50%, 04/03/30	716	641,816
5.00%, 11/01/32(b)	355	339,982
5.45%, 07/05/33(b)	630	616,203
Dollar Tree, Inc.
4.00%, 05/15/25	400	392,815
4.20%, 05/15/28	829	787,850
2.65%, 12/01/31	413	334,447
Target Corp.
2.50%, 04/15/26	613	585,223
1.95%, 01/15/27(b)	672	620,175
3.38%, 04/15/29(b)	829	767,371
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Target Corp. (continued)
2.35%, 02/15/30	$811	$ 697,545
2.65%, 09/15/30	161	139,778
4.50%, 09/15/32(b)	672	636,654
4.40%, 01/15/33(b)	250	236,543
Walmart, Inc.
3.55%, 06/26/25	350	343,309
3.90%, 09/09/25	1,300	1,277,924
4.00%, 04/15/26(b)	270	264,889
3.05%, 07/08/26	350	335,744
1.05%, 09/17/26	656	597,967
5.88%, 04/05/27	800	822,702
3.95%, 09/09/27(b)	550	532,816
3.90%, 04/15/28(b)	320	308,519
3.70%, 06/26/28(b)	874	836,488
1.50%, 09/22/28(b)	739	640,844
3.25%, 07/08/29	400	370,141
7.55%, 02/15/30	278	317,086
4.00%, 04/15/30	500	476,152
1.80%, 09/22/31	1,182	952,541
4.15%, 09/09/32(b)	500	472,178
4.10%, 04/15/33(b)	1,000	934,703
		20,443,764
Containers & Packaging — 0.3%
Amcor Finance USA, Inc.
3.63%, 04/28/26(b)	350	335,555
4.50%, 05/15/28	250	239,773
5.63%, 05/26/33(b)	220	218,227
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	313	306,707
2.63%, 06/19/30	205	171,170
2.69%, 05/25/31	213	175,188
Berry Global, Inc.
1.57%, 01/15/26	829	772,247
1.65%, 01/15/27	413	372,428
5.50%, 04/15/28(b)	350	346,010
5.65%, 01/15/34(a)	424	409,496
Packaging Corp. of America
3.40%, 12/15/27	350	327,416
3.00%, 12/15/29	388	341,744
5.70%, 12/01/33	120	119,541
Sonoco Products Co.
2.25%, 02/01/27	88	80,739
3.13%, 05/01/30(b)	227	198,836
2.85%, 02/01/32	179	147,247
WestRock MWV LLC, 8.20%, 01/15/30	26	28,902
WRKCo, Inc.
4.65%, 03/15/26	320	313,969
3.38%, 09/15/27	413	387,551
4.00%, 03/15/28	829	783,266
3.90%, 06/01/28	264	248,206
4.90%, 03/15/29(b)	829	808,156
4.20%, 06/01/32	288	262,303
3.00%, 06/15/33(b)	450	366,271
		7,760,948
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	400	399,603
6.25%, 06/15/33	350	352,083
		751,686

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Consumer Services — 0.0%
Cornell University, 4.84%, 06/15/34(b)	$300	$ 291,268
Emory University, Series 2020, 2.14%, 09/01/30	250	209,277
Johns Hopkins University, 4.71%, 07/01/32(b)	125	121,942
Yale University, 1.48%, 04/15/30	98	79,452
		701,939
Diversified REITs — 2.6%
Agree LP
2.00%, 06/15/28	258	223,209
2.90%, 10/01/30	258	217,245
4.80%, 10/01/32	200	183,727
American Assets Trust LP, 3.38%, 02/01/31	272	217,299
American Homes 4 Rent LP
4.25%, 02/15/28	200	189,440
4.90%, 02/15/29	129	124,414
2.38%, 07/15/31	200	158,475
3.63%, 04/15/32	300	256,596
5.50%, 02/01/34	225	216,957
American Tower Corp.
4.00%, 06/01/25	500	491,022
1.30%, 09/15/25	300	282,801
4.40%, 02/15/26	308	301,118
1.60%, 04/15/26	421	389,449
1.45%, 09/15/26	191	173,579
3.38%, 10/15/26	675	641,159
2.75%, 01/15/27	359	333,892
3.13%, 01/15/27	270	253,028
3.65%, 03/15/27	201	190,762
3.55%, 07/15/27	500	469,783
3.60%, 01/15/28	500	465,574
1.50%, 01/31/28	243	208,918
5.50%, 03/15/28	290	288,541
5.25%, 07/15/28	200	197,195
5.80%, 11/15/28	420	422,686
5.20%, 02/15/29	600	588,999
3.95%, 03/15/29	413	382,891
3.80%, 08/15/29	1,063	972,363
2.90%, 01/15/30	447	385,456
2.10%, 06/15/30	309	252,135
1.88%, 10/15/30	399	316,279
2.70%, 04/15/31	496	409,705
2.30%, 09/15/31	591	469,559
4.05%, 03/15/32(b)	366	327,024
5.65%, 03/15/33	290	285,690
5.55%, 07/15/33	524	511,738
5.90%, 11/15/33	500	503,466
5.45%, 02/15/34(b)	400	388,617
AvalonBay Communities, Inc.
3.45%, 06/01/25	26	25,421
3.50%, 11/15/25	251	243,720
2.95%, 05/11/26	345	327,931
2.90%, 10/15/26	251	235,989
3.35%, 05/15/27	291	275,137
3.20%, 01/15/28	159	147,486
1.90%, 12/01/28	496	427,696
3.30%, 06/01/29	191	173,004
2.30%, 03/01/30	450	380,631
2.45%, 01/15/31	691	578,214
2.05%, 01/15/32(b)	625	499,336
5.00%, 02/15/33	75	71,839
5.30%, 12/07/33	150	146,318
Security	Par (000)	Value
Diversified REITs (continued)
Brixmor Operating Partnership LP
4.13%, 06/15/26	$463	$ 446,724
3.90%, 03/15/27	256	242,462
2.25%, 04/01/28	270	236,066
4.13%, 05/15/29	580	535,281
4.05%, 07/01/30	400	362,152
2.50%, 08/16/31	495	396,493
5.50%, 02/15/34	125	119,308
Broadstone Net Lease LLC, 2.60%, 09/15/31	220	170,871
Camden Property Trust
5.85%, 11/03/26(b)	409	412,188
4.10%, 10/15/28	258	245,397
3.15%, 07/01/29	400	357,396
2.80%, 05/15/30	615	530,751
4.90%, 01/15/34	175	164,466
Crown Castle, Inc.
4.45%, 02/15/26	350	342,259
3.70%, 06/15/26	209	200,656
1.05%, 07/15/26	409	370,165
4.00%, 03/01/27	829	792,824
2.90%, 03/15/27	430	398,469
3.65%, 09/01/27	600	562,312
5.00%, 01/11/28	645	628,917
3.80%, 02/15/28	409	381,517
4.80%, 09/01/28	220	211,879
4.30%, 02/15/29	450	423,100
5.60%, 06/01/29	425	422,477
3.10%, 11/15/29	400	349,505
3.30%, 07/01/30	300	260,379
2.25%, 01/15/31	829	666,655
2.10%, 04/01/31	393	310,938
2.50%, 07/15/31	500	403,450
5.10%, 05/01/33	575	543,007
5.80%, 03/01/34	350	346,687
CubeSmart LP
2.25%, 12/15/28	207	178,655
4.38%, 02/15/29	252	237,274
3.00%, 02/15/30	93	80,299
2.00%, 02/15/31	413	323,757
2.50%, 02/15/32	350	278,340
Digital Realty Trust LP
3.70%, 08/15/27	829	783,619
5.55%, 01/15/28	685	682,152
4.45%, 07/15/28	350	334,224
3.60%, 07/01/29(b)	620	561,612
EPR Properties
4.75%, 12/15/26	225	215,812
4.50%, 06/01/27	225	212,052
4.95%, 04/15/28	225	211,455
3.75%, 08/15/29	225	195,345
3.60%, 11/15/31	250	202,947
Equinix, Inc.
1.25%, 07/15/25	393	371,553
1.00%, 09/15/25	829	775,506
1.45%, 05/15/26	325	298,206
2.90%, 11/18/26	446	416,731
1.80%, 07/15/27	372	330,886
1.55%, 03/15/28	691	593,008
2.00%, 05/15/28	308	267,182
3.20%, 11/18/29	892	786,465
2.15%, 07/15/30	817	665,853
2.50%, 05/15/31	819	667,828
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Equinix, Inc. (continued)
3.90%, 04/15/32	$800	$ 707,537
ERP Operating LP
2.85%, 11/01/26	381	357,800
3.25%, 08/01/27	413	385,680
3.50%, 03/01/28	179	167,627
4.15%, 12/01/28	305	290,366
3.00%, 07/01/29	607	541,735
2.50%, 02/15/30	333	284,848
1.85%, 08/01/31	229	181,655
Essex Portfolio LP
3.38%, 04/15/26	200	191,291
3.63%, 05/01/27	150	141,341
1.70%, 03/01/28	210	181,054
4.00%, 03/01/29	179	166,405
3.00%, 01/15/30	384	332,637
2.55%, 06/15/31	410	332,365
2.65%, 03/15/32	300	240,940
5.50%, 04/01/34	125	120,949
Extra Space Storage LP
3.50%, 07/01/26	362	345,726
3.88%, 12/15/27	274	257,192
5.70%, 04/01/28	312	311,917
3.90%, 04/01/29	286	263,618
4.00%, 06/15/29	129	119,214
5.50%, 07/01/30	540	532,220
2.20%, 10/15/30	61	49,188
5.90%, 01/15/31	374	375,839
2.55%, 06/01/31	413	334,739
2.40%, 10/15/31	355	281,850
2.35%, 03/15/32	205	159,961
5.40%, 02/01/34	225	215,473
Federal Realty OP LP
3.25%, 07/15/27	413	383,950
5.38%, 05/01/28	160	158,180
3.50%, 06/01/30	660	583,149
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	329	325,946
5.38%, 04/15/26	752	742,403
5.75%, 06/01/28	340	335,844
5.30%, 01/15/29	829	804,784
4.00%, 01/15/30	311	278,513
4.00%, 01/15/31	400	350,262
3.25%, 01/15/32	450	368,081
6.75%, 12/01/33	309	316,586
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	491	424,864
5.45%, 08/15/30	300	293,600
2.00%, 08/15/31	330	255,046
4.15%, 04/15/32	296	263,649
5.50%, 08/15/33	530	512,329
2.70%, 01/15/34	262	201,561
Kimco Realty OP LLC
2.80%, 10/01/26	413	387,889
3.80%, 04/01/27	250	238,606
1.90%, 03/01/28	266	232,574
2.70%, 10/01/30	350	293,998
2.25%, 12/01/31	163	127,654
3.20%, 04/01/32	500	418,908
4.60%, 02/01/33	260	237,962
6.40%, 03/01/34	125	129,337
Security	Par (000)	Value
Diversified REITs (continued)
Kite Realty Group Trust, 4.75%, 09/15/30	$200	$ 186,886
Mid-America Apartments LP
4.00%, 11/15/25	250	243,934
1.10%, 09/15/26(b)	198	178,693
3.60%, 06/01/27	413	392,101
4.20%, 06/15/28	296	283,718
3.95%, 03/15/29	413	388,543
2.75%, 03/15/30	163	141,125
1.70%, 02/15/31	378	296,612
5.00%, 03/15/34	125	118,682
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	95	75,188
Prologis LP
3.25%, 06/30/26	413	394,974
3.25%, 10/01/26	266	253,293
2.13%, 04/15/27	350	319,299
3.38%, 12/15/27	316	295,707
4.88%, 06/15/28	527	518,668
3.88%, 09/15/28	250	236,057
4.00%, 09/15/28	200	189,557
4.38%, 02/01/29	261	250,596
2.88%, 11/15/29	447	394,372
2.25%, 04/15/30	703	591,173
1.75%, 07/01/30	243	195,838
1.25%, 10/15/30(b)	628	488,578
1.75%, 02/01/31	191	151,791
1.63%, 03/15/31	282	220,235
2.25%, 01/15/32	210	167,331
4.63%, 01/15/33	465	436,071
4.75%, 06/15/33	505	476,671
5.13%, 01/15/34	506	488,148
5.00%, 03/15/34	671	642,137
Public Storage, 2.30%, 05/01/31	475	388,558
Public Storage Operating Co.
0.88%, 02/15/26	366	337,564
1.50%, 11/09/26	657	598,288
3.09%, 09/15/27	366	341,112
1.85%, 05/01/28	474	415,096
1.95%, 11/09/28	642	555,496
5.13%, 01/15/29(b)	405	402,460
3.39%, 05/01/29	366	335,006
2.25%, 11/09/31	408	327,200
5.10%, 08/01/33	460	445,633
Rayonier LP, 2.75%, 05/17/31	241	194,532
Regency Centers LP
3.60%, 02/01/27	350	334,124
2.95%, 09/15/29	179	157,384
3.70%, 06/15/30	413	371,505
5.25%, 01/15/34	250	239,028
Rexford Industrial Realty LP
5.00%, 06/15/28	120	117,095
2.13%, 12/01/30	329	262,056
2.15%, 09/01/31(b)	366	286,228
Safehold GL Holdings LLC
2.80%, 06/15/31	129	105,563
6.10%, 04/01/34	75	72,570
SITE Centers Corp.
4.25%, 02/01/26	163	159,594
4.70%, 06/01/27	350	342,301
Store Capital LLC
4.50%, 03/15/28	300	279,279

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Store Capital LLC (continued)
2.70%, 12/01/31	$413	$ 319,330
Sun Communities Operating LP
2.30%, 11/01/28	231	198,589
5.50%, 01/15/29	150	147,408
2.70%, 07/15/31	307	247,561
4.20%, 04/15/32	201	176,001
5.70%, 01/15/33	250	241,724
UDR, Inc.
4.40%, 01/26/29	129	122,489
3.20%, 01/15/30	413	366,605
3.00%, 08/15/31	413	349,927
2.10%, 08/01/32	274	207,556
1.90%, 03/15/33	350	258,430
2.10%, 06/15/33	300	221,260
VICI Properties LP
4.38%, 05/15/25	64	62,892
4.75%, 02/15/28	868	833,678
4.95%, 02/15/30(b)	776	735,850
5.13%, 05/15/32	950	882,653
5.75%, 04/01/34	300	288,688
Weyerhaeuser Co.
4.75%, 05/15/26	300	295,339
4.00%, 11/15/29	829	766,482
4.00%, 04/15/30	500	460,888
7.38%, 03/15/32(b)	403	446,486
3.38%, 03/09/33	250	211,063
WP Carey, Inc.
3.85%, 07/15/29	393	362,428
2.40%, 02/01/31	304	246,843
2.45%, 02/01/32	572	448,201
2.25%, 04/01/33	258	192,020
		79,439,908
Diversified Telecommunication Services — 1.7%
AT&T, Inc.
5.54%, 02/20/26(b)	700	698,059
1.70%, 03/25/26	2,654	2,471,544
3.80%, 02/15/27	450	431,015
4.25%, 03/01/27	2,000	1,942,534
2.30%, 06/01/27	1,350	1,231,211
1.65%, 02/01/28	1,150	1,004,912
4.10%, 02/15/28	928	885,900
4.35%, 03/01/29	1,818	1,734,645
4.30%, 02/15/30	1,904	1,789,560
2.75%, 06/01/31	1,619	1,354,855
2.25%, 02/01/32	1,400	1,105,722
2.55%, 12/01/33	2,300	1,775,316
5.40%, 02/15/34(b)	1,500	1,465,566
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32	413	322,469
5.10%, 05/11/33(b)	592	567,542
5.20%, 02/15/34	300	287,252
British Telecommunications PLC
5.13%, 12/04/28	478	470,571
9.63%, 12/15/30	1,476	1,764,372
Deutsche Telekom International Finance BV
8.75%, 06/15/30	2,534	2,921,840
9.25%, 06/01/32	362	444,295
Koninklijke KPN NV, 8.38%, 10/01/30	350	399,095
KT Corp., 4.00%, 08/08/25(a)(b)	400	391,250
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,518,418
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Sprint Capital Corp. (continued)
8.75%, 03/15/32	$1,000	$ 1,180,741
Telefonica Emisiones SA, 4.10%, 03/08/27	615	591,689
Telefonica Europe BV, 8.25%, 09/15/30	525	587,712
TELUS Corp.
2.80%, 02/16/27	400	372,259
3.70%, 09/15/27	400	378,243
3.40%, 05/13/32	360	306,156
Verizon Communications, Inc.
0.85%, 11/20/25	919	854,614
1.45%, 03/20/26	1,171	1,087,745
2.63%, 08/15/26	1,141	1,072,671
4.13%, 03/16/27(b)	1,985	1,921,117
3.00%, 03/22/27	700	656,182
2.10%, 03/22/28	1,832	1,622,134
4.33%, 09/21/28	2,545	2,438,633
3.88%, 02/08/29	409	383,140
4.02%, 12/03/29	2,589	2,412,641
3.15%, 03/22/30	829	731,612
1.50%, 09/18/30	450	358,312
1.68%, 10/30/30	459	364,598
7.75%, 12/01/30	367	412,407
1.75%, 01/20/31	1,373	1,084,104
2.55%, 03/21/31	2,423	2,010,791
2.36%, 03/15/32	3,006	2,398,375
5.05%, 05/09/33	1,245	1,204,163
4.50%, 08/10/33	1,304	1,204,022
		52,612,004
Electric Utilities — 5.4%
AEP Texas, Inc.
3.95%, 06/01/28	413	386,681
2.10%, 07/01/30	600	489,741
4.70%, 05/15/32	130	120,528
5.40%, 06/01/33	445	428,866
AEP Transmission Co. LLC
3.10%, 12/01/26	413	390,003
5.15%, 04/01/34	95	91,416
AES Corp.
1.38%, 01/15/26	829	767,682
5.45%, 06/01/28	320	315,109
2.45%, 01/15/31	413	332,224
Alabama Power Co.
3.75%, 09/01/27	300	284,918
1.45%, 09/15/30	179	141,244
3.05%, 03/15/32	600	510,863
3.94%, 09/01/32	300	270,937
5.85%, 11/15/33	125	127,482
Ameren Corp.
5.70%, 12/01/26	300	300,705
1.95%, 03/15/27	637	578,211
1.75%, 03/15/28	300	261,353
5.00%, 01/15/29	250	243,824
3.50%, 01/15/31(b)	829	730,218
Ameren Illinois Co.
3.85%, 09/01/32	200	177,748
4.95%, 06/01/33	250	239,172
American Electric Power Co., Inc.
5.70%, 08/15/25	450	448,647
1.00%, 11/01/25	413	384,460
5.75%, 11/01/27	400	403,849
3.20%, 11/13/27	260	240,604
4.30%, 12/01/28	413	392,598
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
American Electric Power Co., Inc. (continued)
5.20%, 01/15/29	$775	$ 762,566
2.30%, 03/01/30	225	186,797
5.95%, 11/01/32	200	202,084
5.63%, 03/01/33	678	662,740
Appalachian Power Co.
4.50%, 08/01/32	400	364,167
5.65%, 04/01/34	225	218,585
2.70%, 04/01/31	250	205,828
Arizona Public Service Co.
3.15%, 05/15/25	163	158,808
2.60%, 08/15/29	413	359,473
2.20%, 12/15/31	129	102,116
6.35%, 12/15/32	300	311,295
5.55%, 08/01/33	175	171,544
Avangrid, Inc., 3.80%, 06/01/29	400	364,871
Baltimore Gas and Electric Co.
2.40%, 08/15/26	129	121,256
2.25%, 06/15/31(b)	239	195,784
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	413	382,589
3.70%, 07/15/30	733	668,447
1.65%, 05/15/31	699	543,031
Black Hills Corp.
3.95%, 01/15/26	130	126,063
5.95%, 03/15/28	200	203,147
3.05%, 10/15/29(b)	342	299,748
4.35%, 05/01/33	220	193,975
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	415	413,628
2.35%, 04/01/31	332	274,625
4.45%, 10/01/32	414	385,498
4.95%, 04/01/33	560	537,125
5.15%, 03/01/34	160	155,269
CenterPoint Energy, Inc.
1.45%, 06/01/26	156	143,474
5.25%, 08/10/26	150	149,011
2.95%, 03/01/30	129	112,030
2.65%, 06/01/31	670	552,250
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	413	394,877
CMS Energy Corp.
3.45%, 08/15/27	129	121,955
(5-year CMT + 4.12%), 4.75%, 06/01/50(d)	300	270,980
Commonwealth Edison Co.
2.55%, 06/15/26	163	154,154
3.70%, 08/15/28	413	388,028
4.90%, 02/01/33	120	115,211
Connecticut Light and Power Co.
3.20%, 03/15/27	413	390,362
4.65%, 01/01/29	200	194,573
2.05%, 07/01/31	660	526,821
4.90%, 07/01/33	150	143,040
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(b)	413	392,126
4.00%, 12/01/28	413	393,087
3.35%, 04/01/30	193	173,550
2.40%, 06/15/31(b)	829	684,831
5.20%, 03/01/33(b)	200	196,945
5.50%, 03/15/34	300	299,049
Constellation Energy Generation LLC
3.25%, 06/01/25	350	340,898
5.60%, 03/01/28	530	530,420
5.80%, 03/01/33	200	199,900
Security	Par (000)	Value
Electric Utilities (continued)
Constellation Energy Generation LLC (continued)
6.13%, 01/15/34	$175	$ 179,071
Consumers Energy Co.
4.65%, 03/01/28	250	244,208
3.80%, 11/15/28	200	187,751
4.90%, 02/15/29	290	285,104
4.60%, 05/30/29(b)	377	365,166
3.60%, 08/15/32	255	224,107
4.63%, 05/15/33	350	328,579
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31	130	104,756
5.30%, 05/15/33	200	194,984
Dominion Energy, Inc.
3.90%, 10/01/25	259	252,622
1.45%, 04/15/26	580	534,949
4.25%, 06/01/28	250	238,374
3.38%, 04/01/30	1,093	968,167
2.25%, 08/15/31	388	309,035
4.35%, 08/15/32(b)	500	455,643
5.38%, 11/15/32(b)	500	486,389
5.25%, 08/01/33	300	286,763
DTE Electric Co.
4.85%, 12/01/26(b)	396	392,315
1.90%, 04/01/28	413	364,430
2.25%, 03/01/30(b)	428	361,486
2.63%, 03/01/31(b)	300	253,197
3.00%, 03/01/32	279	235,622
5.20%, 04/01/33	300	294,389
5.20%, 03/01/34	275	267,241
DTE Energy Co.
1.05%, 06/01/25	741	704,234
2.85%, 10/01/26	276	259,309
4.88%, 06/01/28	500	486,450
5.10%, 03/01/29	450	439,323
3.40%, 06/15/29	581	522,139
2.95%, 03/01/30	79	67,994
Duke Energy Carolinas LLC
2.95%, 12/01/26	430	405,944
3.95%, 11/15/28	450	425,918
6.00%, 12/01/28	413	426,661
2.45%, 08/15/29	400	346,917
2.45%, 02/01/30	329	281,628
2.55%, 04/15/31	225	188,624
2.85%, 03/15/32	458	382,914
4.95%, 01/15/33	1,335	1,284,890
4.85%, 01/15/34	200	189,865
Duke Energy Corp.
0.90%, 09/15/25	222	207,917
5.00%, 12/08/25	65	64,428
2.65%, 09/01/26(b)	1,207	1,131,037
4.85%, 01/05/27	200	196,938
3.15%, 08/15/27(b)	413	384,333
5.00%, 12/08/27	210	206,831
4.30%, 03/15/28	584	560,750
4.85%, 01/05/29	200	194,326
3.40%, 06/15/29	388	352,440
2.45%, 06/01/30	684	576,201
2.55%, 06/15/31	829	681,835
4.50%, 08/15/32	746	686,793
5.75%, 09/15/33(b)	375	373,544
(5-year CMT + 2.32%), 3.25%, 01/15/82(d)	516	450,765
Duke Energy Florida LLC
3.20%, 01/15/27	400	377,966

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Florida LLC (continued)
3.80%, 07/15/28	$422	$ 399,332
2.50%, 12/01/29	286	247,585
1.75%, 06/15/30	388	314,794
2.40%, 12/15/31	679	554,120
5.88%, 11/15/33	501	512,015
Duke Energy Indiana LLC, 5.25%, 03/01/34	175	170,914
Duke Energy Ohio, Inc., 5.25%, 04/01/33	130	126,838
Duke Energy Progress LLC
3.25%, 08/15/25	358	348,260
3.70%, 09/01/28	300	281,421
3.45%, 03/15/29	413	380,533
2.00%, 08/15/31	426	337,840
3.40%, 04/01/32	313	271,427
5.25%, 03/15/33	120	117,746
5.10%, 03/15/34	200	193,026
Edison International
4.70%, 08/15/25	300	295,467
5.75%, 06/15/27	470	469,986
4.13%, 03/15/28	179	168,402
5.25%, 11/15/28	730	714,760
6.95%, 11/15/29	245	257,266
Emera U.S. Finance LP
3.55%, 06/15/26	240	228,596
2.64%, 06/15/31	145	116,555
Enel Americas SA, 4.00%, 10/25/26	276	264,097
Enel Chile SA, 4.88%, 06/12/28(b)	400	380,500
Entergy Arkansas LLC
3.50%, 04/01/26	350	338,216
5.15%, 01/15/33	300	291,427
5.30%, 09/15/33	200	194,868
Entergy Corp.
0.90%, 09/15/25	549	514,729
2.95%, 09/01/26	829	781,423
1.90%, 06/15/28	329	285,490
2.80%, 06/15/30	231	197,031
2.40%, 06/15/31	496	401,325
Entergy Louisiana LLC
3.25%, 04/01/28	500	462,144
1.60%, 12/15/30	243	190,320
2.35%, 06/15/32	250	197,881
4.00%, 03/15/33	600	534,090
5.35%, 03/15/34	450	436,455
Entergy Mississippi LLC
2.85%, 06/01/28	413	375,830
5.00%, 09/01/33	40	38,045
Entergy Texas, Inc., 1.75%, 03/15/31	350	275,830
Evergy Kansas Central, Inc.
2.55%, 07/01/26	288	271,180
5.90%, 11/15/33	150	151,965
Evergy Metro, Inc.
3.65%, 08/15/25	97	94,607
4.95%, 04/15/33	115	109,289
5.40%, 04/01/34	175	170,841
Evergy, Inc., 2.90%, 09/15/29	413	361,931
Eversource Energy
0.80%, 08/15/25	660	618,174
4.75%, 05/15/26	70	68,715
1.40%, 08/15/26	413	374,560
5.00%, 01/01/27	175	172,134
2.90%, 03/01/27	313	290,469
4.60%, 07/01/27	400	387,934
Security	Par (000)	Value
Electric Utilities (continued)
Eversource Energy (continued)
3.30%, 01/15/28	$143	$ 131,536
5.45%, 03/01/28	765	758,952
5.95%, 02/01/29	350	353,994
4.25%, 04/01/29	193	181,059
1.65%, 08/15/30	400	313,550
2.55%, 03/15/31	413	336,929
5.85%, 04/15/31	450	448,022
3.38%, 03/01/32	313	263,768
5.13%, 05/15/33	400	377,227
5.50%, 01/01/34(b)	400	385,026
5.95%, 07/15/34	450	446,738
Exelon Corp.
3.95%, 06/15/25	620	607,912
3.40%, 04/15/26	620	595,579
2.75%, 03/15/27	347	321,235
5.15%, 03/15/28	550	542,704
5.15%, 03/15/29	385	378,433
4.05%, 04/15/30	829	765,110
3.35%, 03/15/32	650	556,885
5.30%, 03/15/33(b)	622	605,343
5.45%, 03/15/34	474	460,705
FirstEnergy Corp., 4.15%, 07/15/27	900	847,953
Florida Power & Light Co.
3.13%, 12/01/25	413	399,115
4.45%, 05/15/26	115	113,172
5.05%, 04/01/28	1,305	1,297,770
4.40%, 05/15/28	470	455,825
4.63%, 05/15/30	180	174,431
2.45%, 02/03/32	919	751,006
5.10%, 04/01/33	290	282,712
4.80%, 05/15/33	315	299,939
Fortis, Inc./Canada, 3.06%, 10/04/26	829	780,768
Georgia Power Co.
5.00%, 02/23/27	85	84,214
3.25%, 03/30/27	250	234,854
4.65%, 05/16/28	400	388,893
2.65%, 09/15/29	229	200,049
4.70%, 05/15/32	430	407,057
4.95%, 05/17/33	754	717,812
5.25%, 03/15/34	727	707,264
Interstate Power and Light Co.
4.10%, 09/26/28	225	212,820
2.30%, 06/01/30	400	333,046
5.70%, 10/15/33	150	149,220
IPALCO Enterprises, Inc.
4.25%, 05/01/30	179	164,266
5.75%, 04/01/34(a)	250	240,616
ITC Holdings Corp.
3.25%, 06/30/26	129	122,942
3.35%, 11/15/27	350	325,832
Kentucky Utilities Co., 5.45%, 04/15/33	175	173,678
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	94,031
MidAmerican Energy Co.
3.10%, 05/01/27	274	257,345
3.65%, 04/15/29	763	708,399
6.75%, 12/30/31	291	319,806
5.35%, 01/15/34(b)	175	174,298
Mississippi Power Co., 3.95%, 03/30/28	300	283,856
National Grid PLC
5.60%, 06/12/28	500	499,544
5.81%, 06/12/33	550	544,728
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
National Grid PLC (continued)
5.42%, 01/11/34	$595	$ 572,114
National Rural Utilities Cooperative Finance Corp.
3.45%, 06/15/25	130	126,847
5.45%, 10/30/25	100	99,830
4.45%, 03/13/26	100	98,344
1.00%, 06/15/26(b)	600	547,417
5.60%, 11/13/26	150	150,442
4.80%, 02/05/27(b)	250	248,020
3.40%, 02/07/28	809	755,718
4.80%, 03/15/28	215	211,450
5.05%, 09/15/28	175	173,000
4.85%, 02/07/29	250	244,417
3.70%, 03/15/29	600	557,164
2.40%, 03/15/30	686	579,086
5.00%, 02/07/31	200	194,181
1.35%, 03/15/31	200	152,606
1.65%, 06/15/31	500	388,113
2.75%, 04/15/32	413	339,973
4.02%, 11/01/32	600	536,413
4.15%, 12/15/32(b)	200	180,362
5.80%, 01/15/33	175	177,405
(5-year CMT + 3.53%), 7.13%, 09/15/53(d)	200	203,346
Nevada Power Co.
3.70%, 05/01/29	272	253,357
2.40%, 05/01/30	329	276,840
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	300	295,741
5.75%, 09/01/25	1,037	1,037,664
4.95%, 01/29/26	500	495,506
1.88%, 01/15/27	736	668,940
3.55%, 05/01/27	829	783,616
4.63%, 07/15/27	1,000	973,960
4.90%, 02/28/28	804	786,781
1.90%, 06/15/28	816	709,405
4.90%, 03/15/29	500	486,930
3.50%, 04/01/29	1,000	913,111
2.75%, 11/01/29	609	530,945
5.00%, 02/28/30	500	488,416
2.25%, 06/01/30	1,058	878,227
2.44%, 01/15/32	849	681,708
5.00%, 07/15/32(b)	670	644,167
5.05%, 02/28/33	500	479,350
5.25%, 03/15/34	800	767,571
Northern States Power Co., 2.25%, 04/01/31	100	81,892
NSTAR Electric Co., 3.20%, 05/15/27	322	303,744
Ohio Power Co.
2.60%, 04/01/30	264	224,872
1.63%, 01/15/31	359	278,648
5.00%, 06/01/33	70	66,700
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	253,013
3.25%, 04/01/30	79	69,862
5.40%, 01/15/33	200	197,398
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	480	447,844
4.30%, 05/15/28	488	469,962
3.70%, 11/15/28	293	273,794
2.75%, 05/15/30	829	717,529
7.00%, 05/01/32	800	873,990
4.15%, 06/01/32	296	270,601
4.55%, 09/15/32	519	486,782
7.25%, 01/15/33	263	292,345
Security	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
5.65%, 11/15/33	$651	$ 653,940
Pacific Gas and Electric Co.
4.95%, 06/08/25	500	494,021
3.45%, 07/01/25	800	777,543
3.15%, 01/01/26	1,109	1,060,229
2.95%, 03/01/26	326	309,385
5.45%, 06/15/27	500	496,816
2.10%, 08/01/27	483	430,196
3.30%, 12/01/27	655	601,664
3.00%, 06/15/28	516	464,309
3.75%, 07/01/28	550	506,784
6.10%, 01/15/29	565	569,602
4.20%, 03/01/29	620	578,101
5.55%, 05/15/29	400	395,598
4.55%, 07/01/30(b)	1,659	1,539,837
2.50%, 02/01/31	1,243	1,007,804
3.25%, 06/01/31	550	465,220
4.40%, 03/01/32	143	128,507
5.90%, 06/15/32(b)	850	839,495
6.15%, 01/15/33	170	170,156
6.40%, 06/15/33	590	600,339
6.95%, 03/15/34	435	459,720
5.80%, 05/15/34	400	390,561
PacifiCorp
5.10%, 02/15/29(b)	300	296,326
7.70%, 11/15/31	400	449,457
5.45%, 02/15/34	684	656,800
PacifiCorp., 5.30%, 02/15/31	300	293,124
PECO Energy Co.
3.15%, 10/15/25	254	246,170
4.90%, 06/15/33(b)	264	254,611
Potomac Electric Power Co., 5.20%, 03/15/34	175	171,028
PPL Capital Funding, Inc., 3.10%, 05/15/26	400	382,279
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	483,666
4.85%, 02/15/34	400	380,970
Progress Energy, Inc., 7.75%, 03/01/31(b)	330	367,373
Public Service Co. of Colorado
3.70%, 06/15/28	129	121,176
1.90%, 01/15/31	160	128,187
1.88%, 06/15/31	450	354,257
4.10%, 06/01/32(b)	150	135,888
5.35%, 05/15/34	200	194,929
Public Service Co. of New Hampshire, 5.35%, 10/01/33	375	369,494
Public Service Co. of Oklahoma
2.20%, 08/15/31	413	328,210
5.25%, 01/15/33	200	192,436
Public Service Electric and Gas Co.
0.95%, 03/15/26	332	306,626
2.25%, 09/15/26	314	292,705
3.00%, 05/15/27	314	294,347
3.70%, 05/01/28	276	260,305
3.65%, 09/01/28(b)	270	253,715
3.20%, 05/15/29	413	374,139
2.45%, 01/15/30	329	281,553
1.90%, 08/15/31	679	538,956
3.10%, 03/15/32	400	340,558
4.90%, 12/15/32	480	462,561
4.65%, 03/15/33	417	393,373
5.20%, 08/01/33	370	362,556
5.20%, 03/01/34	275	268,750

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Enterprise Group, Inc.
0.80%, 08/15/25	$209	$ 196,137
5.85%, 11/15/27	400	404,198
5.88%, 10/15/28	250	252,416
5.20%, 04/01/29	275	269,912
1.60%, 08/15/30(b)	252	198,762
2.45%, 11/15/31	350	281,666
6.13%, 10/15/33	250	254,502
5.45%, 04/01/34	275	267,443
Puget Energy, Inc.
3.65%, 05/15/25	163	159,004
2.38%, 06/15/28	329	289,293
4.10%, 06/15/30	413	373,350
4.22%, 03/15/32	279	244,028
San Diego Gas & Electric Co.
2.50%, 05/15/26	350	330,342
4.95%, 08/15/28	695	684,847
1.70%, 10/01/30	413	329,894
3.00%, 03/15/32	350	296,047
Sempra
5.40%, 08/01/26	225	223,739
3.25%, 06/15/27	500	465,913
3.40%, 02/01/28	713	661,192
3.70%, 04/01/29	413	379,038
5.50%, 08/01/33	499	484,700
(5-year CMT + 2.87%), 4.13%, 04/01/52(d)	713	644,743
Sierra Pacific Power Co., 2.60%, 05/01/26	136	128,584
Southern California Edison Co.
4.20%, 06/01/25	276	271,570
3.70%, 08/01/25	619	604,159
1.20%, 02/01/26	275	255,110
5.35%, 03/01/26	275	273,996
4.90%, 06/01/26	140	138,280
4.88%, 02/01/27	275	271,022
4.70%, 06/01/27	300	293,295
5.85%, 11/01/27	500	505,614
3.65%, 03/01/28	275	258,396
5.30%, 03/01/28	495	492,210
5.65%, 10/01/28	378	380,397
4.20%, 03/01/29	400	377,582
6.65%, 04/01/29	300	310,951
5.15%, 06/01/29	275	270,608
2.85%, 08/01/29	184	162,398
2.25%, 06/01/30	432	358,714
2.50%, 06/01/31	149	121,924
2.75%, 02/01/32	413	338,501
5.95%, 11/01/32(b)	525	534,091
6.00%, 01/15/34	332	336,246
Southern Co.
5.15%, 10/06/25	200	198,586
3.25%, 07/01/26	1,327	1,265,411
5.11%, 08/01/27	500	492,738
1.75%, 03/15/28	304	263,818
4.85%, 06/15/28	570	555,605
5.50%, 03/15/29	821	818,478
3.70%, 04/30/30	758	685,925
5.70%, 10/15/32	350	350,686
5.20%, 06/15/33	570	549,129
5.70%, 03/15/34	902	899,253
(5-year CMT + 2.92%), 3.75%, 09/15/51(d)	500	458,256
(5-year CMT + 3.73%), 4.00%, 01/15/51(d)	829	790,796
Security	Par (000)	Value
Electric Utilities (continued)
Southern Power Co., 4.15%, 12/01/25	$650	$ 635,224
Southwestern Electric Power Co.
1.65%, 03/15/26	272	253,022
4.10%, 09/15/28	179	168,129
5.30%, 04/01/33	75	71,463
Tampa Electric Co., 4.90%, 03/01/29	190	185,627
Tucson Electric Power Co., 1.50%, 08/01/30	116	92,532
Union Electric Co.
2.95%, 06/15/27	129	120,080
3.50%, 03/15/29	250	229,785
2.95%, 03/15/30(b)	254	221,817
2.15%, 03/15/32	179	140,835
5.20%, 04/01/34	275	266,590
Virginia Electric and Power Co.
3.15%, 01/15/26	458	440,285
2.95%, 11/15/26	264	248,984
3.50%, 03/15/27	620	588,655
3.75%, 05/15/27	400	381,339
3.80%, 04/01/28	413	389,695
2.88%, 07/15/29	329	292,431
2.30%, 11/15/31	413	332,601
2.40%, 03/30/32(b)	530	425,695
5.00%, 04/01/33	275	262,259
5.30%, 08/15/33	250	243,024
5.00%, 01/15/34	400	380,201
WEC Energy Group, Inc.
5.00%, 09/27/25	260	257,515
4.75%, 01/09/26	669	659,674
5.60%, 09/12/26	443	443,498
5.15%, 10/01/27	500	494,683
1.38%, 10/15/27	350	305,175
4.75%, 01/15/28	250	245,099
2.20%, 12/15/28	350	304,001
1.80%, 10/15/30	301	240,362
Wisconsin Electric Power Co.
1.70%, 06/15/28	159	138,307
4.75%, 09/30/32	305	290,969
5.63%, 05/15/33	200	203,302
Wisconsin Power and Light Co.
3.00%, 07/01/29(b)	129	115,842
1.95%, 09/16/31	194	152,978
3.95%, 09/01/32	400	358,251
4.95%, 04/01/33	40	37,821
5.38%, 03/30/34	335	325,650
Wisconsin Public Service Corp., 5.35%, 11/10/25	250	249,299
Xcel Energy, Inc.
3.30%, 06/01/25	218	212,195
3.35%, 12/01/26	413	390,789
1.75%, 03/15/27	413	371,246
4.00%, 06/15/28	229	215,418
2.60%, 12/01/29	130	111,404
3.40%, 06/01/30	350	307,932
2.35%, 11/15/31	329	258,795
4.60%, 06/01/32	397	364,265
5.45%, 08/15/33	500	482,470
5.50%, 03/15/34	425	409,849
		165,681,695
Electrical Equipment — 0.1%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	201,430
Eaton Corp.
3.10%, 09/15/27	572	534,596
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Equipment (continued)
Eaton Corp. (continued)
4.35%, 05/18/28	$342	$ 331,772
4.00%, 11/02/32	324	296,928
4.15%, 03/15/33	978	899,105
Emerson Electric Co.
3.15%, 06/01/25	250	244,298
0.88%, 10/15/26	350	316,337
1.80%, 10/15/27	400	358,429
2.00%, 12/21/28(b)	413	361,007
1.95%, 10/15/30	275	228,195
2.20%, 12/21/31	550	449,368
		4,221,465
Electronic Equipment, Instruments & Components — 0.7%
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	500	485,735
Amphenol Corp.
4.75%, 03/30/26	279	275,288
5.05%, 04/05/27(b)	80	79,466
5.05%, 04/05/29	175	172,748
4.35%, 06/01/29	350	334,989
2.80%, 02/15/30	829	724,675
2.20%, 09/15/31	597	482,081
5.25%, 04/05/34	125	123,392
Arrow Electronics, Inc.
3.88%, 01/12/28	350	329,146
2.95%, 02/15/32	329	268,280
5.88%, 04/10/34	200	192,778
Avnet, Inc.
4.63%, 04/15/26	252	246,049
6.25%, 03/15/28	160	162,097
3.00%, 05/15/31	413	334,260
5.50%, 06/01/32(b)	130	122,140
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25	350	343,719
2.67%, 12/01/26	660	611,257
4.25%, 04/01/28(b)	329	309,950
3.28%, 12/01/28	660	589,116
3.25%, 02/15/29	371	330,268
3.57%, 12/01/31	300	255,351
Flex Ltd.
4.75%, 06/15/25	250	247,025
3.75%, 02/01/26	250	240,632
6.00%, 01/15/28	300	300,462
4.88%, 06/15/29	413	395,480
4.88%, 05/12/30	243	230,320
Honeywell International, Inc.
1.35%, 06/01/25	472	452,387
2.50%, 11/01/26	1,070	1,003,799
1.10%, 03/01/27	829	742,666
4.95%, 02/15/28	356	354,714
4.25%, 01/15/29	536	516,728
2.70%, 08/15/29	581	515,525
4.88%, 09/01/29	400	394,371
1.95%, 06/01/30	829	690,826
1.75%, 09/01/31	1,163	921,338
4.95%, 09/01/31	400	394,280
5.00%, 02/15/33	852	836,116
4.50%, 01/15/34	616	578,860
Jabil, Inc.
1.70%, 04/15/26	694	642,123
4.25%, 05/15/27	145	139,001
3.95%, 01/12/28	250	234,470
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc. (continued)
5.45%, 02/01/29	$75	$ 73,912
3.60%, 01/15/30	250	221,257
3.00%, 01/15/31	219	183,235
Keysight Technologies, Inc.
4.60%, 04/06/27	450	439,407
3.00%, 10/30/29	260	227,766
TD SYNNEX Corp.
1.75%, 08/09/26	279	254,189
2.38%, 08/09/28	179	155,719
2.65%, 08/09/31	413	328,781
6.10%, 04/12/34	75	74,479
Teledyne FLIR LLC, 2.50%, 08/01/30	326	271,500
Teledyne Technologies, Inc.
1.60%, 04/01/26(b)	302	279,934
2.25%, 04/01/28	350	309,934
2.75%, 04/01/31	829	690,079
Trimble, Inc.
4.90%, 06/15/28(b)	350	342,606
6.10%, 03/15/33	400	405,840
Tyco Electronics Group SA
4.50%, 02/13/26	300	295,342
3.70%, 02/15/26	268	259,849
3.13%, 08/15/27	250	233,673
2.50%, 02/04/32(b)	405	334,413
Vontier Corp.
1.80%, 04/01/26	496	458,762
2.40%, 04/01/28	200	174,674
2.95%, 04/01/31(b)	350	286,516
		22,905,775
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
2.06%, 12/15/26	566	519,647
3.34%, 12/15/27	721	672,812
3.14%, 11/07/29	243	216,875
4.49%, 05/01/30	350	332,621
Halliburton Co.
3.80%, 11/15/25	151	147,100
2.92%, 03/01/30	611	534,622
NOV, Inc., 3.60%, 12/01/29	179	161,021
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	300	284,014
Schlumberger Investment SA
4.50%, 05/15/28	300	293,092
2.65%, 06/26/30(b)	942	815,042
4.85%, 05/15/33(b)	300	290,248
		4,267,094
Entertainment — 0.2%
Warnermedia Holdings, Inc.
6.41%, 03/15/26	600	600,169
3.76%, 03/15/27	2,501	2,356,684
4.05%, 03/15/29(b)	802	731,572
4.28%, 03/15/32	3,022	2,603,110
		6,291,535
Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
0.88%, 11/15/25	260	242,041
2.90%, 07/01/26	370	352,515
3.38%, 11/15/27	400	376,156
3.95%, 05/15/28	592	562,852
4.88%, 04/01/29	555	544,152

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Republic Services, Inc. (continued)
2.30%, 03/01/30	$444	$ 375,833
1.45%, 02/15/31	727	565,821
1.75%, 02/15/32	829	638,540
2.38%, 03/15/33(b)	450	353,600
5.00%, 12/15/33	482	464,174
5.00%, 04/01/34	500	481,648
Veralto Corp.(a)
5.50%, 09/18/26	325	323,055
5.35%, 09/18/28	325	322,454
5.45%, 09/18/33	325	318,781
Waste Connections, Inc.
4.25%, 12/01/28	200	191,500
3.50%, 05/01/29(b)	254	233,570
2.60%, 02/01/30	276	238,383
2.20%, 01/15/32	229	182,035
3.20%, 06/01/32(b)	342	291,074
4.20%, 01/15/33	800	728,197
5.00%, 03/01/34	275	262,860
Waste Management, Inc.
0.75%, 11/15/25	179	166,696
3.15%, 11/15/27	829	775,838
1.15%, 03/15/28	374	321,397
4.88%, 02/15/29(b)	375	370,480
2.00%, 06/01/29	159	136,389
4.63%, 02/15/30	400	387,333
1.50%, 03/15/31	829	651,967
4.15%, 04/15/32(b)	824	765,312
4.63%, 02/15/33(b)	270	257,013
4.88%, 02/15/34	800	769,183
		12,650,849
Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25	655	659,693
4.45%, 10/01/25	400	392,218
1.75%, 01/30/26	655	610,267
4.45%, 04/03/26	300	293,022
2.45%, 10/29/26	2,164	1,998,932
6.10%, 01/15/27	470	473,665
6.45%, 04/15/27	1,300	1,325,271
3.65%, 07/21/27	655	614,056
4.63%, 10/15/27	300	289,556
3.88%, 01/23/28	300	280,601
5.75%, 06/06/28(b)	910	909,210
3.00%, 10/29/28	2,123	1,893,465
5.10%, 01/19/29	360	351,123
6.15%, 09/30/30	450	456,562
3.30%, 01/30/32	2,300	1,920,147
3.40%, 10/29/33	900	732,755
5.30%, 01/19/34	450	428,469
Air Lease Corp.
3.38%, 07/01/25	829	805,704
2.88%, 01/15/26(b)	829	788,978
3.75%, 06/01/26	450	431,823
1.88%, 08/15/26	550	504,066
2.20%, 01/15/27	450	410,137
3.63%, 04/01/27	1,000	932,840
3.63%, 12/01/27(b)	130	121,269
5.85%, 12/15/27	354	354,848
5.30%, 02/01/28	300	295,463
Security	Par (000)	Value
Financial Services (continued)
Air Lease Corp. (continued)
2.10%, 09/01/28	$413	$ 355,536
4.63%, 10/01/28	700	669,698
5.10%, 03/01/29	275	267,340
3.25%, 10/01/29	413	366,468
3.00%, 02/01/30	329	285,101
3.13%, 12/01/30	309	264,501
2.88%, 01/15/32	450	369,874
Aircastle Ltd., 4.25%, 06/15/26	413	399,361
Ally Financial, Inc.
5.80%, 05/01/25	293	292,413
4.75%, 06/09/27	500	480,948
7.10%, 11/15/27	300	309,795
2.20%, 11/02/28	285	241,080
8.00%, 11/01/31	1,211	1,311,115
8.00%, 11/01/31(b)	500	538,809
(1-day SOFR + 2.82%), 6.85%, 01/03/30(b)(d)	235	237,444
(1-day SOFR + 3.26%), 6.99%, 06/13/29(d)	500	510,774
American Express Co.
3.95%, 08/01/25	1,700	1,665,629
4.20%, 11/06/25	450	441,246
4.90%, 02/13/26	1,000	989,676
3.13%, 05/20/26	989	943,182
1.65%, 11/04/26	829	755,071
2.55%, 03/04/27	1,385	1,281,299
3.30%, 05/03/27	1,309	1,231,716
5.85%, 11/05/27	1,190	1,208,000
4.05%, 05/03/29	709	674,545
(1-day SOFR + 0.75%), 5.65%, 04/23/27(d)	600	600,141
(1-day SOFR + 0.97%), 5.39%, 07/28/27(d)	851	846,447
(1-day SOFR + 1.00%), 4.99%, 05/01/26(d)	886	878,882
(1-day SOFR + 1.00%), 5.10%, 02/16/28(d)	1,346	1,330,849
(1-day SOFR + 1.09%), 5.53%, 04/25/30(d)	600	598,939
(1-day SOFR + 1.33%), 6.34%, 10/30/26(d)	851	857,791
(1-day SOFR + 1.63%), 5.92%, 04/25/35(d)	200	199,051
(1-day SOFR + 1.76%), 4.42%, 08/03/33(d)	700	649,749
(1-day SOFR + 1.84%), 5.04%, 05/01/34(d)	800	767,258
(1-day SOFR + 1.93%), 5.63%, 07/28/34(d)	300	293,571
(1-day SOFR + 1.94%), 6.49%, 10/30/31(d)	708	741,070
(1-day SOFR + 2.26%), 4.99%, 05/26/33(d)	300	283,787
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(d)	1,063	1,055,078
Ameriprise Financial, Inc.
2.88%, 09/15/26	413	389,388
5.70%, 12/15/28	175	176,942
4.50%, 05/13/32	313	294,776
5.15%, 05/15/33	210	205,706
Andrew W Mellon Foundation, 0.95%, 08/01/27	29	25,422
Apollo Global Management, Inc., 6.38%, 11/15/33	125	130,521
ARES Management Corp., 6.38%, 11/10/28	254	262,075
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	315,549
Capital One Financial Corp.
4.20%, 10/29/25	929	905,394
3.75%, 07/28/26	900	861,043
3.75%, 03/09/27	757	719,021
3.65%, 05/11/27	409	386,895
3.80%, 01/31/28	829	776,734
(1-day SOFR + 0.86%), 1.88%, 11/02/27(d)	829	751,908
(1-day SOFR + 1.27%), 2.62%, 11/02/32(d)	413	323,650
(1-day SOFR + 1.34%), 2.36%, 07/29/32(d)	829	628,904
(1-day SOFR + 1.79%), 3.27%, 03/01/30(d)	562	496,183
(1-day SOFR + 1.91%), 5.70%, 02/01/30(b)(d)	668	658,765
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 2.06%), 4.93%, 05/10/28(d)	$1,034	$ 1,009,185
(1-day SOFR + 2.08%), 5.47%, 02/01/29(d)	667	655,231
(1-day SOFR + 2.16%), 4.99%, 07/24/26(d)	750	741,273
(1-day SOFR + 2.26%), 6.05%, 02/01/35(d)	590	580,311
(1-day SOFR + 2.37%), 5.27%, 05/10/33(b)(d)	650	615,584
(1-day SOFR + 2.44%), 7.15%, 10/29/27(d)	250	257,271
(1-day SOFR + 2.60%), 5.25%, 07/26/30(d)	300	288,720
(1-day SOFR + 2.60%), 5.82%, 02/01/34(d)	701	678,564
(1-day SOFR + 2.64%), 6.31%, 06/08/29(d)	1,065	1,074,414
(1-day SOFR + 2.86%), 6.38%, 06/08/34(d)	1,055	1,061,876
(1-day SOFR + 3.07%), 7.62%, 10/30/31(d)	940	1,011,534
Cboe Global Markets, Inc.
3.65%, 01/12/27	420	403,130
1.63%, 12/15/30	159	126,017
3.00%, 03/16/32	579	489,949
Charles Schwab Corp.
3.85%, 05/21/25	829	814,837
0.90%, 03/11/26	921	847,253
1.15%, 05/13/26	843	774,308
5.88%, 08/24/26	736	742,917
3.20%, 03/02/27	478	450,631
2.45%, 03/03/27	1,243	1,144,954
3.30%, 04/01/27	350	330,635
3.20%, 01/25/28	829	767,774
2.00%, 03/20/28(b)	1,054	930,685
4.00%, 02/01/29(b)	442	419,146
3.25%, 05/22/29	130	118,049
2.75%, 10/01/29	179	157,903
4.63%, 03/22/30(b)	179	173,707
1.65%, 03/11/31	413	323,241
2.30%, 05/13/31	829	677,387
1.95%, 12/01/31	500	391,817
2.90%, 03/03/32	660	551,594
(1-day SOFR + 1.88%), 6.20%, 11/17/29(d)	956	978,421
(1-day SOFR + 2.01%), 6.14%, 08/24/34(b)(d)	775	785,833
(1-day SOFR + 2.21%), 5.64%, 05/19/29(d)	1,012	1,013,593
(1-day SOFR + 2.50%), 5.85%, 05/19/34(d)	956	951,906
CI Financial Corp., 3.20%, 12/17/30	496	394,869
CME Group, Inc.
3.75%, 06/15/28	179	170,835
2.65%, 03/15/32	621	522,651
Credit Suisse USA, Inc., 7.13%, 07/15/32	300	325,910
Discover Financial Services
4.50%, 01/30/26	400	389,896
4.10%, 02/09/27	400	381,465
6.70%, 11/29/32	500	512,318
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(d)	575	632,954
Franklin Resources, Inc., 1.60%, 10/30/30	400	317,244
Intercontinental Exchange, Inc.
3.65%, 05/23/25	693	679,617
3.75%, 12/01/25	923	898,170
3.10%, 09/15/27(b)	284	264,152
4.00%, 09/15/27	1,145	1,096,094
3.75%, 09/21/28(b)	376	353,483
4.35%, 06/15/29	953	909,671
2.10%, 06/15/30	637	528,364
1.85%, 09/15/32	938	710,939
4.60%, 03/15/33(b)	800	749,037
Invesco Finance PLC, 3.75%, 01/15/26	250	242,148
Jefferies Financial Group, Inc.
4.85%, 01/15/27	829	812,933
5.88%, 07/21/28	635	632,345
Security	Par (000)	Value
Financial Services (continued)
Jefferies Financial Group, Inc. (continued)
4.15%, 01/23/30	$329	$ 298,949
2.63%, 10/15/31(b)	629	499,868
2.75%, 10/15/32(b)	459	356,272
6.20%, 04/14/34	925	914,435
Lazard Group LLC
4.50%, 09/19/28	200	190,396
4.38%, 03/11/29	479	450,791
6.00%, 03/15/31	115	114,888
LPL Holdings, Inc., 6.75%, 11/17/28	300	308,326
Mastercard, Inc.
2.95%, 11/21/26	400	379,142
3.30%, 03/26/27	653	620,775
3.50%, 02/26/28(b)	179	169,628
4.88%, 03/09/28(b)	410	407,882
2.95%, 06/01/29	393	354,991
3.35%, 03/26/30	1,002	911,604
1.90%, 03/15/31	425	346,923
2.00%, 11/18/31	274	220,640
4.85%, 03/09/33	200	195,712
Nasdaq, Inc.
5.65%, 06/28/25	70	69,917
3.85%, 06/30/26	496	478,774
5.35%, 06/28/28	565	562,068
1.65%, 01/15/31(b)	243	190,337
5.55%, 02/15/34	750	733,544
Nomura Holdings, Inc.
5.10%, 07/03/25	400	395,829
1.85%, 07/16/25	600	570,868
5.71%, 01/09/26	200	199,298
1.65%, 07/14/26	500	457,230
2.33%, 01/22/27	478	436,809
5.39%, 07/06/27	400	396,637
5.84%, 01/18/28	200	200,659
6.07%, 07/12/28	450	455,288
2.17%, 07/14/28	800	693,250
2.71%, 01/22/29	478	417,470
5.61%, 07/06/29	400	396,386
3.10%, 01/16/30	635	550,363
2.68%, 07/16/30	910	758,768
2.61%, 07/14/31	450	363,426
3.00%, 01/22/32	450	369,106
6.18%, 01/18/33	600	616,972
6.09%, 07/12/33(b)	300	307,717
ORIX Corp.
3.70%, 07/18/27	350	330,551
5.00%, 09/13/27	200	196,935
2.25%, 03/09/31(b)	413	339,048
4.00%, 04/13/32	313	283,511
5.20%, 09/13/32(b)	200	197,043
Radian Group, Inc., 6.20%, 05/15/29	275	273,217
Raymond James Financial Inc., 4.65%, 04/01/30	336	323,463
Stifel Financial Corp., 4.00%, 05/15/30	300	268,504
Synchrony Financial
4.88%, 06/13/25	485	476,922
4.50%, 07/23/25	473	462,206
3.70%, 08/04/26	200	188,900
3.95%, 12/01/27	479	443,321
5.15%, 03/19/29	413	391,545
2.88%, 10/28/31	236	186,024
TPG Operating Group II LP, 5.88%, 03/05/34	326	318,141
Visa, Inc.
3.15%, 12/14/25	2,796	2,708,666

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Visa, Inc. (continued)
1.90%, 04/15/27	$1,049	$ 959,525
0.75%, 08/15/27(b)	350	305,644
2.75%, 09/15/27	303	280,807
2.05%, 04/15/30	829	698,496
1.10%, 02/15/31(b)	698	540,693
Voya Financial, Inc., 3.65%, 06/15/26	288	275,750
Western Union Co.
1.35%, 03/15/26	745	685,224
2.75%, 03/15/31	95	77,384
		113,214,453
Food Products — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	179	189,541
Archer-Daniels-Midland Co.
2.50%, 08/11/26	608	571,116
3.25%, 03/27/30	500	446,123
2.90%, 03/01/32	523	436,698
4.50%, 08/15/33(b)	310	288,357
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	350	332,387
3.25%, 08/15/26	400	379,858
3.75%, 09/25/27	481	454,814
2.75%, 05/14/31	579	485,462
Campbell Soup Co.
5.30%, 03/20/26	225	224,034
5.20%, 03/19/27	275	273,264
4.15%, 03/15/28(b)	500	476,319
5.20%, 03/21/29	275	271,109
2.38%, 04/24/30(b)	159	133,743
5.40%, 03/21/34(b)	625	609,722
Conagra Brands, Inc.
4.60%, 11/01/25	829	814,172
5.30%, 10/01/26	250	248,245
1.38%, 11/01/27	597	516,330
7.00%, 10/01/28	200	211,811
4.85%, 11/01/28	776	751,133
8.25%, 09/15/30	200	224,816
Flowers Foods, Inc.
3.50%, 10/01/26	268	254,717
2.40%, 03/15/31	350	284,357
General Mills, Inc.
5.24%, 11/18/25	324	322,124
4.70%, 01/30/27	275	269,921
3.20%, 02/10/27	487	459,096
4.20%, 04/17/28	829	793,643
5.50%, 10/17/28	165	165,362
2.88%, 04/15/30	487	423,963
2.25%, 10/14/31	279	224,339
4.95%, 03/29/33(b)	670	641,770
Hershey Co.
2.30%, 08/15/26	350	327,912
4.25%, 05/04/28	35	34,067
2.45%, 11/15/29	413	360,275
1.70%, 06/01/30	258	211,051
4.50%, 05/04/33(b)	50	47,740
Hormel Foods Corp.
4.80%, 03/30/27	235	232,334
1.70%, 06/03/28	277	241,684
1.80%, 06/11/30	400	327,338
Ingredion, Inc.
3.20%, 10/01/26(b)	350	331,011
Security	Par (000)	Value
Food Products (continued)
Ingredion, Inc. (continued)
2.90%, 06/01/30	$250	$ 215,894
J M Smucker Co.
3.38%, 12/15/27	250	233,848
5.90%, 11/15/28(b)	375	382,145
2.13%, 03/15/32	179	141,590
6.20%, 11/15/33(b)	575	593,972
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	400	366,547
5.13%, 02/01/28	500	485,539
3.00%, 02/02/29	350	304,404
5.50%, 01/15/30	700	675,709
3.75%, 12/01/31	266	224,702
3.63%, 01/15/32	550	458,051
3.00%, 05/15/32	900	715,250
5.75%, 04/01/33	1,180	1,128,519
6.75%, 03/15/34(a)	1,100	1,122,252
JM Smucker Co., 2.38%, 03/15/30	250	211,939
Kellanova
3.25%, 04/01/26	300	287,679
3.40%, 11/15/27	450	420,547
4.30%, 05/15/28	179	172,024
2.10%, 06/01/30	159	132,070
7.45%, 04/01/31	400	440,305
5.25%, 03/01/33	200	194,912
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,416	1,351,637
3.88%, 05/15/27(b)	1,018	976,242
4.63%, 01/30/29(b)	163	157,914
3.75%, 04/01/30	371	340,879
4.25%, 03/01/31	163	152,120
6.75%, 03/15/32	130	140,588
Kroger Co.
3.50%, 02/01/26	408	393,972
2.65%, 10/15/26(b)	829	777,089
3.70%, 08/01/27	413	392,348
4.50%, 01/15/29	229	220,836
2.20%, 05/01/30(b)	193	160,643
1.70%, 01/15/31	183	143,975
7.50%, 04/01/31	252	280,805
McCormick & Co., Inc.
0.90%, 02/15/26	308	284,061
3.40%, 08/15/27	350	328,174
2.50%, 04/15/30	209	176,808
1.85%, 02/15/31	314	249,464
4.95%, 04/15/33(b)	300	286,734
Mondelez International, Inc.
1.50%, 05/04/25	288	276,252
2.63%, 03/17/27	259	240,446
4.13%, 05/07/28(b)	260	250,143
4.75%, 02/20/29	275	267,353
2.75%, 04/13/30	459	397,586
1.50%, 02/04/31	480	374,147
3.00%, 03/17/32	400	337,017
1.88%, 10/15/32(b)	413	319,135
Pilgrim’s Pride Corp.
4.25%, 04/15/31	450	398,136
3.50%, 03/01/32	360	296,435
6.25%, 07/01/33	550	546,899
Sysco Corp.
3.75%, 10/01/25	476	463,068
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Sysco Corp. (continued)
3.30%, 07/15/26	$520	$ 496,098
3.25%, 07/15/27	829	775,341
5.75%, 01/17/29	200	202,022
2.40%, 02/15/30	348	294,351
5.95%, 04/01/30	529	540,641
2.45%, 12/14/31	413	334,282
6.00%, 01/17/34	200	205,734
Tyson Foods, Inc.
4.00%, 03/01/26	300	291,241
3.55%, 06/02/27(b)	829	782,518
4.35%, 03/01/29	500	473,659
5.40%, 03/15/29	275	272,155
5.70%, 03/15/34	529	518,931
		39,367,535
Gas Utilities — 0.3%
Atmos Energy Corp.
3.00%, 06/15/27	350	326,708
2.63%, 09/15/29	136	119,523
1.50%, 01/15/31	429	339,301
5.90%, 11/15/33	200	205,243
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	515	510,905
4.00%, 04/01/28	400	379,349
1.75%, 10/01/30(b)	159	127,078
4.40%, 07/01/32	200	184,139
5.40%, 03/01/33	400	392,530
National Fuel Gas Co.
5.20%, 07/15/25	400	396,603
5.50%, 01/15/26	350	347,383
5.50%, 10/01/26	140	138,902
2.95%, 03/01/31	413	339,527
NiSource, Inc.
0.95%, 08/15/25	721	678,408
3.49%, 05/15/27	829	781,656
5.25%, 03/30/28	555	548,919
2.95%, 09/01/29	529	467,230
3.60%, 05/01/30	450	405,222
1.70%, 02/15/31	366	285,511
5.40%, 06/30/33	310	301,636
5.35%, 04/01/34	225	215,345
ONE Gas, Inc., 5.10%, 04/01/29	40	39,581
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	413	339,181
5.40%, 06/15/33	160	156,210
Southern California Gas Co.
2.60%, 06/15/26	186	175,693
2.95%, 04/15/27	530	495,321
2.55%, 02/01/30	229	195,934
5.20%, 06/01/33	220	213,969
Southern Co. Gas Capital Corp.
1.75%, 01/15/31	413	327,680
5.75%, 09/15/33	300	301,415
Southwest Gas Corp.
5.80%, 12/01/27	300	301,412
5.45%, 03/23/28	65	64,729
2.20%, 06/15/30	129	106,888
4.05%, 03/15/32	225	200,347
		10,409,478
Security	Par (000)	Value
Ground Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	$620	$ 605,477
7.00%, 12/15/25	163	167,045
3.25%, 06/15/27	1,450	1,372,295
Canadian National Railway Co.
2.75%, 03/01/26	463	443,556
6.90%, 07/15/28	250	265,258
3.85%, 08/05/32	400	360,711
5.85%, 11/01/33	80	83,037
Canadian Pacific Railway Co.
1.75%, 12/02/26(b)	613	559,119
4.00%, 06/01/28	400	380,902
2.88%, 11/15/29	57	50,263
2.05%, 03/05/30	179	148,946
7.13%, 10/15/31(b)	163	179,064
2.45%, 12/02/31	916	811,260
CSX Corp.
3.35%, 11/01/25	451	436,615
2.60%, 11/01/26	400	375,308
3.25%, 06/01/27	639	602,314
3.80%, 03/01/28	1,023	974,115
4.25%, 03/15/29	776	743,787
2.40%, 02/15/30(b)	413	353,089
4.10%, 11/15/32	714	654,609
5.20%, 11/15/33	300	295,878
Kirby Corp., 4.20%, 03/01/28	250	239,644
Norfolk Southern Corp.
2.90%, 06/15/26	400	380,463
7.80%, 05/15/27	260	277,863
3.15%, 06/01/27	727	680,248
3.80%, 08/01/28	446	421,006
2.55%, 11/01/29	107	92,478
5.05%, 08/01/30	440	432,384
2.30%, 05/15/31	372	306,581
3.00%, 03/15/32	374	315,884
4.45%, 03/01/33(b)	500	465,506
5.55%, 03/15/34(b)	250	250,839
Union Pacific Corp.
3.75%, 07/15/25	400	391,727
3.25%, 08/15/25	163	158,476
4.75%, 02/21/26	500	495,750
2.75%, 03/01/26	829	790,965
2.15%, 02/05/27	367	337,766
3.00%, 04/15/27	367	345,505
3.95%, 09/10/28(b)	829	792,816
6.63%, 02/01/29	288	305,063
3.70%, 03/01/29	829	776,475
2.40%, 02/05/30	600	514,349
2.38%, 05/20/31	733	610,310
2.80%, 02/14/32	1,000	843,412
4.50%, 01/20/33(b)	500	472,450
		20,560,608
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
3.88%, 09/15/25	352	345,547
3.75%, 11/30/26	1,174	1,135,442
1.15%, 01/30/28(b)	438	380,972
1.40%, 06/30/30(b)	366	296,666
Agilent Technologies, Inc.
2.75%, 09/15/29	534	469,358
2.10%, 06/04/30	360	297,483

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Agilent Technologies, Inc. (continued)
2.30%, 03/12/31(b)	$572	$ 469,475
Baxter International, Inc.
2.60%, 08/15/26	603	564,533
1.92%, 02/01/27	808	732,437
2.27%, 12/01/28	700	605,735
3.95%, 04/01/30	413	377,081
1.73%, 04/01/31	400	310,196
2.54%, 02/01/32(b)	864	692,214
Boston Scientific Corp., 2.65%, 06/01/30	829	712,743
Danaher Corp., 3.35%, 09/15/25	225	218,984
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	450	388,477
DH Europe Finance II SARL, 2.60%, 11/15/29	366	320,077
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	383,892
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	620	619,006
5.65%, 11/15/27	1,000	1,005,243
5.86%, 03/15/30	500	507,585
5.91%, 11/22/32	1,100	1,122,826
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	627,609
4.50%, 03/30/33	645	607,582
Revvity, Inc.
1.90%, 09/15/28(b)	430	368,432
3.30%, 09/15/29	429	383,150
2.25%, 09/15/31	156	124,710
Smith & Nephew PLC
5.15%, 03/20/27	40	39,555
2.03%, 10/14/30(b)	560	450,723
5.40%, 03/20/34	390	375,922
Solventum Corp.(a)
5.45%, 02/25/27	657	651,464
5.40%, 03/01/29	985	966,366
5.45%, 03/13/31	650	629,860
5.60%, 03/23/34	1,084	1,045,477
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	277,790
Stryker Corp.
1.15%, 06/15/25	400	380,272
3.38%, 11/01/25	480	464,630
3.50%, 03/15/26	413	398,228
3.65%, 03/07/28	350	329,778
4.85%, 12/08/28	200	195,941
1.95%, 06/15/30	400	329,723
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	700	695,185
5.00%, 12/05/26	644	641,431
4.80%, 11/21/27	387	382,210
1.75%, 10/15/28	313	271,140
5.00%, 01/31/29	756	749,188
2.60%, 10/01/29	680	596,472
4.98%, 08/10/30	520	511,084
2.00%, 10/15/31	763	609,051
4.95%, 11/21/32(b)	230	223,381
5.09%, 08/10/33	605	591,532
5.20%, 01/31/34(b)	250	246,566
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26	400	383,256
5.35%, 12/01/28	250	248,901
2.60%, 11/24/31(b)	261	213,158
		26,965,739
Security	Par (000)	Value
Health Care Providers & Services — 1.9%
Adventist Health System, 5.43%, 03/01/32	$500	$ 490,447
Ascension Health, 2.53%, 11/15/29	97	84,568
Banner Health, 2.34%, 01/01/30	500	425,717
Baylor Scott & White Holdings, 1.78%, 11/15/30(b)	57	45,949
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	117,712
Cedars-Sinai Health System, 2.29%, 08/15/31	130	106,211
Centene Corp.
4.25%, 12/15/27(b)	1,562	1,472,983
2.45%, 07/15/28	1,700	1,483,762
4.63%, 12/15/29	2,276	2,119,452
3.38%, 02/15/30	1,050	914,746
3.00%, 10/15/30	1,430	1,198,711
2.50%, 03/01/31	1,430	1,149,277
2.63%, 08/01/31	846	676,919
CHRISTUS Health, 4.34%, 07/01/28	100	95,374
CommonSpirit Health
1.55%, 10/01/25	120	112,889
3.35%, 10/01/29	338	304,514
2.78%, 10/01/30	930	786,238
Elevance Health, Inc.
5.35%, 10/15/25	220	219,234
4.90%, 02/08/26	250	246,916
1.50%, 03/15/26	820	761,431
3.65%, 12/01/27	1,222	1,152,985
4.10%, 03/01/28(b)	954	913,518
2.88%, 09/15/29	550	484,899
2.25%, 05/15/30	926	773,161
2.55%, 03/15/31	842	699,483
4.10%, 05/15/32	458	415,136
5.50%, 10/15/32	600	597,490
4.75%, 02/15/33	700	661,118
HCA, Inc.
5.88%, 02/15/26	980	980,456
5.25%, 06/15/26	829	820,483
5.38%, 09/01/26	400	397,041
4.50%, 02/15/27	784	759,740
3.13%, 03/15/27	942	881,040
5.20%, 06/01/28	653	641,713
5.63%, 09/01/28	980	975,641
5.88%, 02/01/29	600	602,942
3.38%, 03/15/29	326	293,486
4.13%, 06/15/29	1,170	1,087,138
3.50%, 09/01/30	2,116	1,865,596
5.45%, 04/01/31(b)	784	767,667
2.38%, 07/15/31	829	663,778
3.63%, 03/15/32	1,305	1,122,489
5.50%, 06/01/33	980	952,045
5.60%, 04/01/34	650	634,241
Humana, Inc.
5.70%, 03/13/26	290	289,423
1.35%, 02/03/27	633	565,218
3.95%, 03/15/27	350	335,507
5.75%, 03/01/28	115	115,593
5.75%, 12/01/28	100	100,390
3.70%, 03/23/29	288	265,448
3.13%, 08/15/29(b)	413	367,223
4.88%, 04/01/30(b)	290	279,273
5.38%, 04/15/31	730	711,758
2.15%, 02/03/32	384	298,331
5.88%, 03/01/33	500	499,588
5.95%, 03/15/34	496	496,626
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
ICON Investments Six DAC(c)
05/08/27	$200	$ 200,000
05/08/29	200	200,000
05/08/34	200	199,792
IQVIA, Inc.
5.70%, 05/15/28	350	349,930
6.25%, 02/01/29	635	645,336
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	640,723
Laboratory Corp. of America Holdings
1.55%, 06/01/26	425	391,122
3.60%, 09/01/27	413	390,223
2.95%, 12/01/29	400	351,139
2.70%, 06/01/31	156	130,263
PeaceHealth Obligated Group, 1.38%, 11/15/25	200	185,786
Providence St Joseph Health Obligated Group, 2.53%, 10/01/29(b)	743	641,311
Quest Diagnostics, Inc.
3.45%, 06/01/26	250	239,952
4.20%, 06/30/29	163	155,093
2.95%, 06/30/30	350	303,019
2.80%, 06/30/31	329	274,763
6.40%, 11/30/33	500	523,651
SSM Health Care Corp., 4.89%, 06/01/28	250	245,201
Stanford Health Care, 3.31%, 08/15/30	250	223,605
Sutter Health
1.32%, 08/15/25	63	59,497
2.29%, 08/15/30	517	433,533
UnitedHealth Group, Inc.
3.75%, 07/15/25	829	812,830
5.15%, 10/15/25	500	498,761
1.25%, 01/15/26	136	126,977
3.10%, 03/15/26	413	396,919
1.15%, 05/15/26	824	758,520
3.45%, 01/15/27	413	395,432
3.38%, 04/15/27	829	789,419
4.60%, 04/15/27(b)	320	314,670
3.70%, 05/15/27(b)	400	382,969
2.95%, 10/15/27	350	324,912
5.25%, 02/15/28	625	626,730
3.85%, 06/15/28	829	786,917
3.88%, 12/15/28	500	472,455
4.25%, 01/15/29	590	566,701
4.70%, 04/15/29	295	288,546
4.00%, 05/15/29	350	331,538
2.88%, 08/15/29	416	371,215
5.30%, 02/15/30	800	800,250
2.00%, 05/15/30	736	611,228
4.90%, 04/15/31	475	462,139
2.30%, 05/15/31	948	779,584
4.20%, 05/15/32	950	876,058
5.35%, 02/15/33(b)	1,308	1,304,011
4.50%, 04/15/33	1,224	1,147,302
5.00%, 04/15/34	775	749,657
Universal Health Services, Inc.
1.65%, 09/01/26	745	676,927
2.65%, 10/15/30	350	290,486
2.65%, 01/15/32	195	155,146
UPMC, 5.04%, 05/15/33(b)	614	591,886
		59,754,838
Security	Par (000)	Value
Health Care REITs — 0.5%
DOC DR LLC, 2.63%, 11/01/31	$413	$ 332,514
Healthcare Realty Holdings LP
3.50%, 08/01/26	400	379,613
3.75%, 07/01/27	500	467,550
3.10%, 02/15/30	229	195,116
2.00%, 03/15/31	500	386,095
Healthpeak OP LLC
4.00%, 06/01/25(b)	163	159,684
3.25%, 07/15/26	400	380,409
1.35%, 02/01/27	113	101,259
2.13%, 12/01/28(b)	350	303,038
3.50%, 07/15/29	243	220,467
3.00%, 01/15/30	438	379,951
2.88%, 01/15/31	400	335,721
5.25%, 12/15/32(b)	430	413,477
National Health Investors, Inc., 3.00%, 02/01/31	200	160,113
Omega Healthcare Investors, Inc.
5.25%, 01/15/26	332	327,270
4.50%, 04/01/27(b)	425	407,509
4.75%, 01/15/28	413	392,080
3.63%, 10/01/29	496	433,366
3.38%, 02/01/31	300	250,511
3.25%, 04/15/33	400	313,191
Sabra Health Care LP
5.13%, 08/15/26	350	342,423
3.90%, 10/15/29	129	113,946
3.20%, 12/01/31	413	331,833
Ventas Realty LP
4.13%, 01/15/26	186	180,507
3.25%, 10/15/26	413	388,204
3.85%, 04/01/27	268	255,299
4.00%, 03/01/28	243	228,113
4.40%, 01/15/29	500	471,708
3.00%, 01/15/30	229	197,082
4.75%, 11/15/30	179	168,603
2.50%, 09/01/31	579	464,771
Welltower OP LLC
4.00%, 06/01/25	1,036	1,016,083
4.25%, 04/01/26	578	563,392
2.70%, 02/15/27	380	352,942
4.25%, 04/15/28	400	381,165
2.05%, 01/15/29	412	352,048
4.13%, 03/15/29	229	214,525
3.10%, 01/15/30	829	728,173
2.75%, 01/15/31	495	415,650
2.80%, 06/01/31	570	476,734
2.75%, 01/15/32	413	336,920
3.85%, 06/15/32	231	203,446
		14,522,501
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
4.00%, 06/15/25	123	120,287
4.50%, 02/01/26	286	278,640
3.38%, 12/15/29	629	549,036
3.50%, 09/15/30(b)	450	390,225
2.90%, 12/15/31	329	267,661
		1,605,849
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29(b)	130	114,629

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc. (continued)
3.70%, 01/15/31	$300	$ 256,473
Darden Restaurants, Inc.
3.85%, 05/01/27	250	237,906
6.30%, 10/10/33(b)	250	253,511
Hyatt Hotels Corp.
5.75%, 01/30/27	276	277,328
4.38%, 09/15/28	229	218,078
5.75%, 04/23/30	413	413,200
Las Vegas Sands Corp.
3.50%, 08/18/26	578	544,595
3.90%, 08/08/29	500	446,152
Marriott International, Inc.
5.75%, 05/01/25	502	502,143
3.13%, 06/15/26	829	789,711
5.45%, 09/15/26	75	74,894
5.00%, 10/15/27	634	625,090
4.00%, 04/15/28	829	785,454
5.55%, 10/15/28	542	543,346
4.90%, 04/15/29	490	476,926
4.88%, 05/15/29	110	106,807
4.63%, 06/15/30	829	787,789
2.85%, 04/15/31	852	714,643
3.50%, 10/15/32	776	659,860
2.75%, 10/15/33	444	349,768
5.30%, 05/15/34	130	124,682
McDonald’s Corp.
3.38%, 05/26/25	413	403,685
3.30%, 07/01/25	455	443,706
1.45%, 09/01/25	250	236,981
3.70%, 01/30/26	1,099	1,068,721
3.50%, 03/01/27	829	791,114
3.50%, 07/01/27	628	595,143
3.80%, 04/01/28	829	786,860
4.80%, 08/14/28	250	245,919
2.63%, 09/01/29	400	351,847
2.13%, 03/01/30	450	378,450
3.60%, 07/01/30	574	522,147
4.60%, 09/09/32	400	381,030
4.95%, 08/14/33	375	362,575
Sands China Ltd.
5.13%, 08/08/25	800	790,000
4.05%, 01/08/26	400	384,976
2.30%, 03/08/27	400	358,800
5.40%, 08/08/28(b)	1,050	1,016,537
2.85%, 03/08/29	400	343,125
4.63%, 06/18/30	400	360,343
3.25%, 08/08/31	400	325,000
Starbucks Corp.
3.80%, 08/15/25	829	811,415
4.75%, 02/15/26	516	509,582
2.45%, 06/15/26	258	242,642
4.85%, 02/08/27	610	602,659
2.00%, 03/12/27(b)	500	456,307
3.50%, 03/01/28	350	327,970
4.00%, 11/15/28	413	392,809
3.55%, 08/15/29	610	563,563
2.25%, 03/12/30	457	385,831
2.55%, 11/15/30(b)	660	557,585
4.90%, 02/15/31(b)	200	194,338
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
3.00%, 02/14/32(b)	$628	$ 533,482
4.80%, 02/15/33	300	288,057
5.00%, 02/15/34	200	191,276
		25,507,460
Household Durables — 0.1%
DR Horton, Inc.
2.60%, 10/15/25	350	334,518
1.30%, 10/15/26	241	217,584
1.40%, 10/15/27	179	156,745
Leggett & Platt, Inc.
3.50%, 11/15/27	250	228,167
4.40%, 03/15/29	179	163,480
Lennar Corp.
4.75%, 05/30/25	159	157,192
4.75%, 11/29/27(b)	309	303,440
MDC Holdings, Inc., 2.50%, 01/15/31	130	114,032
NVR, Inc., 3.00%, 05/15/30	350	303,434
PulteGroup, Inc.
5.50%, 03/01/26(b)	250	249,044
5.00%, 01/15/27	250	246,211
7.88%, 06/15/32(b)	200	225,835
Toll Brothers Finance Corp.
4.88%, 11/15/25	26	25,595
4.88%, 03/15/27	225	219,801
4.35%, 02/15/28	225	215,121
3.80%, 11/01/29	225	204,979
Whirlpool Corp.
4.75%, 02/26/29(b)	250	240,695
2.40%, 05/15/31	159	127,701
4.70%, 05/14/32(b)	130	119,733
5.50%, 03/01/33(b)	150	145,774
5.75%, 03/01/34	175	168,991
		4,168,072
Household Products — 0.2%
Avery Dennison Corp.
4.88%, 12/06/28	350	340,605
2.65%, 04/30/30	350	298,953
2.25%, 02/15/32	413	329,417
5.75%, 03/15/33	270	272,234
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	234,580
2.30%, 12/15/31	129	104,368
5.60%, 11/15/32	318	322,724
Clorox Co.
3.10%, 10/01/27	413	384,535
3.90%, 05/15/28	264	251,200
4.40%, 05/01/29	500	480,190
1.80%, 05/15/30	250	203,849
4.60%, 05/01/32(b)	250	236,797
Kimberly-Clark Corp.
2.75%, 02/15/26	413	396,134
1.05%, 09/15/27	350	305,927
3.95%, 11/01/28	400	381,721
3.20%, 04/25/29	350	319,910
3.10%, 03/26/30	400	357,486
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products (continued)
Kimberly-Clark Corp. (continued)
2.00%, 11/02/31(b)	$225	$ 181,966
4.50%, 02/16/33	400	380,746
		5,783,342
Industrial Conglomerates — 0.1%
3M Co.
3.00%, 08/07/25	163	157,770
2.25%, 09/19/26	400	371,417
2.88%, 10/15/27	620	569,772
3.63%, 09/14/28(b)	296	275,685
3.38%, 03/01/29(b)	289	263,330
2.38%, 08/26/29	816	699,827
3.05%, 04/15/30(b)	350	307,372
Pentair Finance SARL
4.50%, 07/01/29	256	243,846
5.90%, 07/15/32	400	400,248
		3,289,267
Industrial REITs — 0.0%
LXP Industrial Trust, 2.38%, 10/01/31	300	233,481
Insurance — 1.9%
Aegon Ltd., (6-mo. LIBOR US + 3.54%), 5.50%, 04/11/48(d)	300	288,015
Aflac, Inc.
1.13%, 03/15/26	129	119,061
2.88%, 10/15/26	620	583,822
3.60%, 04/01/30	450	409,200
Alleghany Corp., 3.63%, 05/15/30	579	529,242
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25	350	341,055
Allstate Corp.
0.75%, 12/15/25	350	323,701
3.28%, 12/15/26	620	587,307
1.45%, 12/15/30	193	149,262
5.25%, 03/30/33(b)	600	585,634
American Equity Investment Life Holding Co., 5.00%, 06/15/27	200	192,022
American International Group, Inc.
4.20%, 04/01/28	500	478,138
3.40%, 06/30/30	252	224,792
5.13%, 03/27/33	590	565,910
(3-mo. LIBOR US + 2.87%), 5.75%, 04/01/48(d)	560	540,503
Aon Corp.
4.50%, 12/15/28	129	123,842
3.75%, 05/02/29	279	258,074
2.80%, 05/15/30	745	641,522
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	417,476
2.05%, 08/23/31	413	327,472
2.60%, 12/02/31	286	233,474
5.00%, 09/12/32	200	191,944
5.35%, 02/28/33	400	389,074
Aon Global Ltd., 3.88%, 12/15/25	496	482,786
Aon North America, Inc.
5.13%, 03/01/27	390	387,334
5.15%, 03/01/29	535	527,840
5.30%, 03/01/31(b)	550	541,007
5.45%, 03/01/34	1,302	1,273,433
Arch Capital Finance LLC, 4.01%, 12/15/26	179	171,876
Arthur J Gallagher & Co.
2.40%, 11/09/31	413	329,534
5.50%, 03/02/33	35	34,284
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co. (continued)
6.50%, 02/15/34	$275	$ 286,396
5.45%, 07/15/34	50	48,573
Assurant, Inc.
3.70%, 02/22/30	150	131,656
2.65%, 01/15/32	143	114,382
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(b)	250	212,463
Athene Holding Ltd.
4.13%, 01/12/28	400	380,421
6.15%, 04/03/30	659	671,129
3.50%, 01/15/31	254	220,198
6.65%, 02/01/33	200	206,656
5.88%, 01/15/34	400	389,696
AXA SA, 8.60%, 12/15/30	500	575,488
AXIS Specialty Finance PLC, 4.00%, 12/06/27(b)	200	189,434
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	637	592,722
1.85%, 03/12/30	413	345,231
1.45%, 10/15/30	745	597,535
2.88%, 03/15/32(b)	500	427,310
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,636	1,576,190
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	375,581
5.63%, 05/15/30(b)	229	226,109
Brown & Brown, Inc.
2.38%, 03/15/31(b)	829	668,307
4.20%, 03/17/32	156	138,820
Chubb INA Holdings LLC
3.35%, 05/03/26	1,011	971,767
1.38%, 09/15/30(b)	674	535,100
5.00%, 03/15/34	674	652,423
CNA Financial Corp.
4.50%, 03/01/26	288	281,808
3.45%, 08/15/27	266	248,760
3.90%, 05/01/29	413	383,215
2.05%, 08/15/30	266	216,595
5.50%, 06/15/33	400	391,749
5.13%, 02/15/34	397	374,568
CNO Financial Group, Inc.
5.25%, 05/30/25	250	247,907
5.25%, 05/30/29	300	288,405
Corebridge Financial, Inc.
3.65%, 04/05/27	475	449,808
3.85%, 04/05/29	925	849,122
3.90%, 04/05/32	825	719,724
6.05%, 09/15/33(a)	250	249,975
5.75%, 01/15/34	200	196,469
(5-year CMT + 3.85%), 6.88%, 12/15/52(d)	350	346,483
Enstar Finance LLC, (5-year CMT + 4.01%), 5.50%, 01/15/42(d)	304	286,753
Enstar Group Ltd.
4.95%, 06/01/29(b)	300	284,587
3.10%, 09/01/31	591	471,688
Equitable Holdings, Inc.
4.35%, 04/20/28	829	789,670
5.59%, 01/11/33	350	344,034
F&G Annuities & Life, Inc., 7.40%, 01/13/28	300	308,313
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28(b)	300	291,280
4.63%, 04/29/30	229	213,924
3.38%, 03/03/31	300	256,386
5.63%, 08/16/32	300	291,199

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Fairfax Financial Holdings Ltd. (continued)
6.00%, 12/07/33(a)	$400	$ 396,959
Fidelity National Financial, Inc.
3.40%, 06/15/30	413	357,881
2.45%, 03/15/31	500	398,853
First American Financial Corp.
4.00%, 05/15/30	430	380,664
2.40%, 08/15/31	142	109,754
Globe Life, Inc.
4.55%, 09/15/28	350	324,410
2.15%, 08/15/30	129	100,249
4.80%, 06/15/32	160	143,726
Hanover Insurance Group, Inc.
4.50%, 04/15/26	496	484,599
2.50%, 09/01/30(b)	413	339,226
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	362,477
Jackson Financial, Inc.(b)
5.17%, 06/08/27	200	196,992
3.13%, 11/23/31	179	146,643
5.67%, 06/08/32	200	196,808
Kemper Corp., 3.80%, 02/23/32	226	186,273
Lincoln National Corp.
3.80%, 03/01/28	1,243	1,171,214
3.05%, 01/15/30(b)	254	219,413
3.40%, 01/15/31(b)	276	236,267
5.85%, 03/15/34	125	120,094
Loews Corp.
3.75%, 04/01/26	413	400,434
3.20%, 05/15/30	541	480,724
Manulife Financial Corp.
4.15%, 03/04/26	715	698,643
2.48%, 05/19/27	179	164,954
3.70%, 03/16/32(b)	373	332,617
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(d)	413	390,861
Markel Group, Inc., 3.35%, 09/17/29	393	350,256
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	829	806,112
4.38%, 03/15/29(b)	1,121	1,083,202
2.25%, 11/15/30	560	465,431
2.38%, 12/15/31	250	202,975
5.75%, 11/01/32	374	382,845
5.88%, 08/01/33(b)	300	309,736
5.40%, 09/15/33	300	299,022
5.15%, 03/15/34	200	195,148
MetLife, Inc.
3.60%, 11/13/25	356	346,214
4.55%, 03/23/30(b)	829	800,508
6.50%, 12/15/32(b)	400	429,517
5.38%, 07/15/33	712	706,719
Munich Re America Corp., 7.45%, 12/15/26(b)	254	266,650
Old Republic International Corp.
3.88%, 08/26/26	250	239,622
5.75%, 03/28/34	200	194,737
PartnerRe Finance B LLC
3.70%, 07/02/29	600	560,160
(5-year CMT + 3.82%), 4.50%, 10/01/50(d)	254	229,803
Primerica, Inc., 2.80%, 11/19/31	424	345,811
Principal Financial Group, Inc.
3.40%, 05/15/25	163	159,355
3.10%, 11/15/26	129	121,657
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc. (continued)
3.70%, 05/15/29	$189	$ 173,654
2.13%, 06/15/30	229	187,407
5.38%, 03/15/33	200	196,117
Progressive Corp.
2.45%, 01/15/27	413	383,362
2.50%, 03/15/27	194	179,955
4.00%, 03/01/29(b)	225	212,823
3.20%, 03/26/30	350	312,119
3.00%, 03/15/32	190	160,907
6.25%, 12/01/32	400	422,376
4.95%, 06/15/33	410	398,228
Prudential Financial, Inc.
1.50%, 03/10/26	179	166,688
3.88%, 03/27/28	577	547,880
2.10%, 03/10/30(b)	253	212,820
5.75%, 07/15/33(b)	250	257,445
(3-mo. LIBOR US + 2.38%), 4.50%, 09/15/47(d)	450	417,745
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(d)	829	805,021
(5-year CMT + 2.85%), 6.75%, 03/01/53(d)	300	306,012
(5-year CMT + 3.04%), 3.70%, 10/01/50(d)	329	281,323
(5-year CMT + 3.16%), 5.13%, 03/01/52(d)	613	565,512
(5-year CMT + 3.23%), 6.00%, 09/01/52(d)	500	483,493
Prudential Funding Asia PLC
3.13%, 04/14/30(b)	529	464,197
3.63%, 03/24/32	413	363,311
Reinsurance Group of America, Inc.
3.90%, 05/15/29	393	365,366
3.15%, 06/15/30	350	305,380
6.00%, 09/15/33	200	200,836
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	271,772
5.75%, 06/05/33	340	331,420
Stewart Information Services Corp., 3.60%, 11/15/31	180	146,562
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	268,250
Trinity Acquisition PLC, 4.40%, 03/15/26	413	402,679
Unum Group, 4.00%, 06/15/29	129	119,015
Willis North America, Inc.
4.65%, 06/15/27	631	613,261
4.50%, 09/15/28	505	482,212
2.95%, 09/15/29	450	394,055
5.35%, 05/15/33	460	442,300
		60,242,363
Interactive Media & Services — 0.5%
Alphabet, Inc.
0.45%, 08/15/25	663	624,074
2.00%, 08/15/26	1,323	1,236,775
0.80%, 08/15/27(b)	761	669,250
1.10%, 08/15/30	1,488	1,187,333
Baidu, Inc.
4.13%, 06/30/25	478	468,373
1.72%, 04/09/26	350	325,174
3.63%, 07/06/27(b)	400	377,912
4.38%, 03/29/28(b)	350	337,666
2.38%, 08/23/31	350	283,353
Meta Platforms, Inc.
3.50%, 08/15/27(b)	1,500	1,425,531
4.60%, 05/15/28	940	923,311
4.80%, 05/15/30	602	591,080
3.85%, 08/15/32	1,956	1,775,898
4.95%, 05/15/33(b)	1,040	1,018,827
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interactive Media & Services (continued)
Netflix, Inc.
4.38%, 11/15/26	$700	$ 683,278
4.88%, 04/15/28	1,214	1,191,839
5.88%, 11/15/28	1,500	1,531,052
6.38%, 05/15/29	500	520,681
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	200,703
Weibo Corp., 3.38%, 07/08/30(b)	300	257,079
		15,629,189
Internet Software & Services — 0.2%
Booking Holdings, Inc.
3.60%, 06/01/26	699	674,661
3.55%, 03/15/28	350	328,773
4.63%, 04/13/30	1,147	1,105,687
Expedia Group, Inc.
5.00%, 02/15/26	413	407,968
4.63%, 08/01/27	500	485,122
3.80%, 02/15/28	620	581,460
3.25%, 02/15/30	683	602,478
2.95%, 03/15/31	252	214,725
VeriSign, Inc.
4.75%, 07/15/27	179	173,739
2.70%, 06/15/31	244	200,076
		4,774,689
IT Services — 0.5%
Amdocs Ltd., 2.54%, 06/15/30	400	334,427
Booz Allen Hamilton, Inc., 5.95%, 08/04/33(b)	330	332,136
CGI, Inc.
1.45%, 09/14/26	413	374,302
2.30%, 09/14/31	213	165,365
DXC Technology Co.
1.80%, 09/15/26	496	449,263
2.38%, 09/15/28	329	280,618
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	400	394,822
4.60%, 02/05/27	400	391,717
4.60%, 02/05/29	400	387,073
4.75%, 02/05/31	400	383,173
4.90%, 02/05/34(b)	400	378,444
International Business Machines Corp.
4.00%, 07/27/25	450	441,868
7.00%, 10/30/25	350	358,120
4.50%, 02/06/26(b)	300	296,153
3.45%, 02/19/26	700	676,906
3.30%, 05/15/26	1,893	1,818,940
3.30%, 01/27/27(b)	655	622,815
2.20%, 02/09/27	400	368,039
1.70%, 05/15/27	881	792,233
4.15%, 07/27/27	1,000	965,447
6.22%, 08/01/27	250	257,350
4.50%, 02/06/28	600	584,722
3.50%, 05/15/29	2,019	1,858,203
1.95%, 05/15/30	759	625,409
2.72%, 02/09/32(b)	250	210,471
4.40%, 07/27/32	350	326,251
5.88%, 11/29/32	163	168,317
4.75%, 02/06/33(b)	300	286,119
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	274,264
2.70%, 10/15/28	200	174,477
3.15%, 10/15/31	260	211,921
6.35%, 02/20/34(b)	260	258,601
Security	Par (000)	Value
IT Services (continued)
Leidos, Inc.
3.63%, 05/15/25	$200	$ 195,309
4.38%, 05/15/30	500	462,572
2.30%, 02/15/31	620	500,051
5.75%, 03/15/33	350	347,757
		16,953,655
Leisure Products — 0.0%
Brunswick Corp.(b)
2.40%, 08/18/31	194	150,814
4.40%, 09/15/32	329	289,225
Hasbro, Inc.
3.55%, 11/19/26	225	213,137
3.50%, 09/15/27	163	151,663
3.90%, 11/19/29	503	458,046
Polaris, Inc., 6.95%, 03/15/29	254	264,599
		1,527,484
Machinery — 1.4%
ABB Finance USA, Inc., 3.80%, 04/03/28(b)	260	250,530
AGCO Corp.
5.45%, 03/21/27	300	298,967
5.80%, 03/21/34	300	293,534
Caterpillar Financial Services Corp.
3.40%, 05/13/25	1,300	1,274,275
5.15%, 08/11/25(b)	400	398,934
3.65%, 08/12/25	400	391,280
0.80%, 11/13/25	829	774,685
4.80%, 01/06/26	530	526,320
5.05%, 02/27/26	325	323,398
0.90%, 03/02/26	448	413,758
4.35%, 05/15/26	856	841,271
1.15%, 09/14/26	745	677,336
1.70%, 01/08/27	413	377,397
4.50%, 01/08/27(b)	200	196,789
3.60%, 08/12/27(b)	400	381,208
1.10%, 09/14/27	400	350,840
4.85%, 02/27/29	275	271,245
Caterpillar, Inc.
2.60%, 09/19/29	298	263,595
2.60%, 04/09/30	413	359,800
1.90%, 03/12/31(b)	753	621,330
CNH Industrial Capital LLC
3.95%, 05/23/25	201	196,927
5.45%, 10/14/25	200	199,536
1.88%, 01/15/26	179	167,934
1.45%, 07/15/26	142	129,768
4.55%, 04/10/28(b)	200	192,522
5.50%, 01/12/29(b)	200	199,315
5.10%, 04/20/29	275	269,106
CNH Industrial NV, 3.85%, 11/15/27	350	333,317
Deere & Co.
5.38%, 10/16/29	308	312,950
3.10%, 04/15/30	413	368,909
Dover Corp.
3.15%, 11/15/25	163	157,202
2.95%, 11/04/29	110	97,247
Flowserve Corp.
3.50%, 10/01/30	200	173,684
2.80%, 01/15/32	130	104,368
Fortive Corp., 3.15%, 06/15/26	413	393,896
IDEX Corp.
3.00%, 05/01/30	400	344,389
2.63%, 06/15/31	399	328,336

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Illinois Tool Works, Inc., 2.65%, 11/15/26	$657	$ 620,034
Ingersoll Rand, Inc.
5.40%, 08/14/28	50	49,870
5.70%, 08/14/33	590	586,021
John Deere Capital Corp.
3.40%, 06/06/25	635	621,475
4.95%, 06/06/25	150	149,380
4.05%, 09/08/25	461	453,147
5.30%, 09/08/25	175	174,884
3.40%, 09/11/25	500	486,551
4.80%, 01/09/26(b)	650	645,663
0.70%, 01/15/26	745	690,021
5.05%, 03/03/26	300	298,774
4.95%, 03/06/26(b)	225	223,693
4.75%, 06/08/26	260	257,235
1.05%, 06/17/26	209	191,392
5.15%, 09/08/26	115	114,794
2.25%, 09/14/26	413	385,463
1.30%, 10/13/26(b)	425	386,554
4.50%, 01/08/27	300	295,160
1.70%, 01/11/27	193	176,217
4.85%, 03/05/27	225	223,082
2.35%, 03/08/27	307	283,770
1.75%, 03/09/27	341	310,130
2.80%, 09/08/27	307	284,610
4.15%, 09/15/27	950	920,625
3.05%, 01/06/28	225	210,143
4.75%, 01/20/28	600	591,718
4.90%, 03/03/28	450	446,097
1.50%, 03/06/28	163	142,336
4.95%, 07/14/28	845	837,986
4.50%, 01/16/29	606	589,436
3.45%, 03/07/29(b)	369	342,429
3.35%, 04/18/29	279	257,279
2.80%, 07/18/29	520	464,374
2.45%, 01/09/30	225	195,171
4.70%, 06/10/30(b)	615	599,004
1.45%, 01/15/31	745	590,802
4.90%, 03/07/31	580	566,702
2.00%, 06/17/31	209	168,895
3.90%, 06/07/32	341	310,765
4.35%, 09/15/32	450	422,632
5.15%, 09/08/33(b)	570	564,138
5.10%, 04/11/34	325	319,123
Kennametal, Inc., 2.80%, 03/01/31	100	82,118
Nordson Corp.
5.60%, 09/15/28	85	85,015
5.80%, 09/15/33(b)	125	126,294
nVent Finance SARL
4.55%, 04/15/28	254	244,803
2.75%, 11/15/31	120	96,789
5.65%, 05/15/33	400	394,803
Otis Worldwide Corp.
2.29%, 04/05/27	340	313,471
5.25%, 08/16/28	510	508,355
2.57%, 02/15/30	1,193	1,022,669
Parker-Hannifin Corp.
3.25%, 03/01/27	582	550,691
4.25%, 09/15/27	814	787,348
3.25%, 06/14/29	859	779,869
4.50%, 09/15/29(b)	832	801,530
Security	Par (000)	Value
Machinery (continued)
Regal Rexnord Corp.(a)
6.05%, 02/15/26	$450	$ 450,064
6.05%, 04/15/28	500	499,034
6.30%, 02/15/30	700	702,993
6.40%, 04/15/33(b)	700	705,677
Rockwell Automation, Inc.
3.50%, 03/01/29	288	268,177
1.75%, 08/15/31(b)	159	124,999
Stanley Black & Decker, Inc.
3.40%, 03/01/26	278	267,296
6.00%, 03/06/28(b)	750	762,271
4.25%, 11/15/28	179	170,182
2.30%, 03/15/30	329	273,060
3.00%, 05/15/32	258	212,839
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	413	400,842
3.45%, 11/15/26	400	379,338
4.70%, 09/15/28	813	782,516
5.61%, 03/11/34	412	405,018
Xylem, Inc./New York
3.25%, 11/01/26	300	284,166
1.95%, 01/30/28(b)	350	310,056
2.25%, 01/30/31	350	287,132
		42,782,888
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25	3,000	2,958,930
6.15%, 11/10/26	555	556,366
3.75%, 02/15/28	413	377,949
4.20%, 03/15/28	810	753,444
2.25%, 01/15/29	849	708,649
5.05%, 03/30/29	829	782,973
2.80%, 04/01/31	1,037	823,531
2.30%, 02/01/32	647	482,234
4.40%, 04/01/33(b)	550	469,602
6.65%, 02/01/34(b)	750	739,608
Comcast Corp.
3.38%, 08/15/25	1,137	1,107,808
3.95%, 10/15/25	2,036	1,992,263
5.25%, 11/07/25	835	833,452
3.15%, 03/01/26	1,450	1,396,752
2.35%, 01/15/27	702	650,485
3.30%, 02/01/27	829	789,034
3.30%, 04/01/27	309	293,015
5.35%, 11/15/27	175	175,875
3.15%, 02/15/28	1,036	960,235
3.55%, 05/01/28	829	776,965
4.15%, 10/15/28	3,339	3,197,358
4.55%, 01/15/29	440	427,361
2.65%, 02/01/30	782	677,939
3.40%, 04/01/30	1,336	1,203,419
4.25%, 10/15/30	1,005	943,707
1.95%, 01/15/31	699	564,338
1.50%, 02/15/31	1,460	1,144,156
5.50%, 11/15/32	650	653,224
4.25%, 01/15/33	1,150	1,051,404
4.65%, 02/15/33(b)	390	368,892
7.05%, 03/15/33	500	550,157
4.80%, 05/15/33	440	418,646
Discovery Communications LLC
3.95%, 06/15/25	500	488,582
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Discovery Communications LLC (continued)
4.90%, 03/11/26	$272	$ 267,543
3.95%, 03/20/28	862	802,011
4.13%, 05/15/29	300	274,290
3.63%, 05/15/30	400	348,298
FactSet Research Systems, Inc.
2.90%, 03/01/27	140	130,013
3.45%, 03/01/32	130	110,276
Fox Corp.
4.71%, 01/25/29	1,161	1,122,596
3.50%, 04/08/30	350	312,686
6.50%, 10/13/33	600	616,067
Interpublic Group of Cos., Inc.
4.65%, 10/01/28	326	313,988
4.75%, 03/30/30	829	791,707
2.40%, 03/01/31	185	151,079
5.38%, 06/15/33	138	133,985
Omnicom Group, Inc.
2.45%, 04/30/30	579	487,092
4.20%, 06/01/30	350	326,149
2.60%, 08/01/31(b)	583	480,767
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	1,075	1,038,390
Paramount Global
2.90%, 01/15/27(b)	210	192,123
3.38%, 02/15/28(b)	413	367,684
3.70%, 06/01/28	413	369,219
4.20%, 06/01/29	250	222,295
7.88%, 07/30/30	350	361,291
4.95%, 01/15/31	829	730,509
4.20%, 05/19/32	400	326,658
5.50%, 05/15/33	300	259,071
TCI Communications, Inc., 7.88%, 02/15/26	163	169,522
Thomson Reuters Corp., 3.35%, 05/15/26	384	367,171
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	500	541,690
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	391	378,896
3.00%, 02/13/26	580	556,562
1.85%, 07/30/26	829	769,126
2.95%, 06/15/27	620	582,712
7.00%, 03/01/32	250	275,772
Walt Disney Co.
3.70%, 10/15/25	686	669,002
1.75%, 01/13/26	780	734,191
3.38%, 11/15/26	143	136,682
3.70%, 03/23/27	250	240,549
2.20%, 01/13/28(b)	829	749,527
2.00%, 09/01/29	1,219	1,038,115
3.80%, 03/22/30	829	769,815
2.65%, 01/13/31	1,522	1,302,314
		49,135,786
Metals & Mining — 0.7%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	402,525
3.75%, 10/01/30	478	412,424
ArcelorMittal SA
4.55%, 03/11/26	163	159,145
6.55%, 11/29/27	500	512,811
4.25%, 07/16/29	225	211,361
Security	Par (000)	Value
Metals & Mining (continued)
ArcelorMittal SA (continued)
6.80%, 11/29/32(b)	$400	$ 416,553
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	806	797,631
6.42%, 03/01/26	261	265,150
5.25%, 09/08/26	600	598,415
4.75%, 02/28/28	806	790,898
5.10%, 09/08/28	600	595,277
5.25%, 09/08/30	600	595,149
4.90%, 02/28/33	465	446,291
5.25%, 09/08/33(b)	1,114	1,091,824
Freeport-McMoRan, Inc.
5.00%, 09/01/27(b)	329	323,017
4.13%, 03/01/28	413	388,862
4.38%, 08/01/28	329	312,571
5.25%, 09/01/29(b)	329	327,605
4.25%, 03/01/30	329	304,021
4.63%, 08/01/30	398	374,797
Kinross Gold Corp.
4.50%, 07/15/27	256	246,800
6.25%, 07/15/33(a)	350	355,768
Newmont Corp.
2.80%, 10/01/29	245	214,931
2.25%, 10/01/30	413	342,473
2.60%, 07/15/32(b)	550	446,728
Newmont Corp./Newcrest Finance Pty. Ltd.(a)
5.30%, 03/15/26	634	629,967
3.25%, 05/13/30	358	316,822
5.35%, 03/15/34(b)	634	618,429
Nucor Corp.
3.95%, 05/23/25	355	348,732
2.00%, 06/01/25	250	240,879
4.30%, 05/23/27	366	355,449
3.95%, 05/01/28	179	170,229
2.70%, 06/01/30	179	155,627
3.13%, 04/01/32	209	178,342
Precision Castparts Corp., 3.25%, 06/15/25	350	341,475
Reliance, Inc.
1.30%, 08/15/25	280	264,472
2.15%, 08/15/30	350	286,104
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	320,287
6.13%, 12/15/33	501	523,448
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	829	885,572
Rio Tinto Finance USA PLC, 5.00%, 03/09/33(b)	544	531,223
Steel Dynamics, Inc.
2.40%, 06/15/25	300	288,665
5.00%, 12/15/26	161	158,356
1.65%, 10/15/27	413	363,723
3.45%, 04/15/30	350	313,205
3.25%, 01/15/31	213	184,850
Teck Resources Ltd., 3.90%, 07/15/30(b)	350	316,124
Timken Co.
4.50%, 12/15/28	413	395,526
4.13%, 04/01/32	225	199,509
Vale Overseas Ltd.
6.25%, 08/10/26	256	258,960
3.75%, 07/08/30	829	725,375
6.13%, 06/12/33	950	932,805

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Vale Overseas Ltd. (continued)
8.25%, 01/17/34(b)	$326	$ 369,358
Yamana Gold, Inc., 2.63%, 08/15/31	250	203,345
		21,809,885
Multi-Utilities — 0.0%
DTE Energy Co., 5.85%, 06/01/34	350	348,022
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	620	605,763
3.95%, 01/15/27	413	395,172
3.95%, 01/15/28	276	260,639
4.70%, 07/01/30	294	278,699
4.90%, 12/15/30	450	432,424
3.38%, 08/15/31	679	587,405
2.00%, 05/18/32	600	457,758
1.88%, 02/01/33	683	501,766
2.95%, 03/15/34	522	411,785
Boston Properties LP
3.65%, 02/01/26	474	454,671
2.75%, 10/01/26	450	416,532
6.75%, 12/01/27	356	363,551
4.50%, 12/01/28	829	772,846
3.40%, 06/21/29	403	352,739
2.90%, 03/15/30	397	331,664
3.25%, 01/30/31	829	689,248
2.55%, 04/01/32	615	470,485
2.45%, 10/01/33	507	367,279
6.50%, 01/15/34(b)	387	386,841
Corporate Office Properties LP
2.00%, 01/15/29	130	108,270
2.75%, 04/15/31	179	143,800
Highwoods Realty LP
4.13%, 03/15/28(b)	163	150,837
3.05%, 02/15/30	413	341,288
Kilroy Realty LP
4.75%, 12/15/28	300	281,855
4.25%, 08/15/29	160	142,734
3.05%, 02/15/30	179	148,751
2.50%, 11/15/32	308	225,134
2.65%, 11/15/33	300	214,530
Piedmont Operating Partnership LP
9.25%, 07/20/28	306	322,946
3.15%, 08/15/30	413	318,971
		10,936,383
Oil, Gas & Consumable Fuels — 5.1%
Apache Corp., 4.25%, 01/15/30(b)	350	321,959
Boardwalk Pipelines LP
5.95%, 06/01/26	400	400,977
4.45%, 07/15/27	189	182,579
4.80%, 05/03/29	413	398,320
3.40%, 02/15/31	350	300,937
3.60%, 09/01/32	200	168,846
5.63%, 08/01/34	200	193,050
BP Capital Markets America, Inc.
3.80%, 09/21/25	829	811,302
3.41%, 02/11/26	742	716,893
3.12%, 05/04/26	741	709,521
3.02%, 01/16/27	373	352,274
3.54%, 04/06/27	179	170,693
3.59%, 04/14/27	456	435,097
3.94%, 09/21/28	413	392,812
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc. (continued)
4.23%, 11/06/28	$829	$ 796,253
4.70%, 04/10/29	400	391,113
3.63%, 04/06/30	829	764,346
1.75%, 08/10/30	425	346,486
2.72%, 01/12/32	1,263	1,057,612
4.81%, 02/13/33	1,450	1,386,043
4.89%, 09/11/33	1,161	1,115,433
4.99%, 04/10/34	400	386,264
BP Capital Markets PLC
3.28%, 09/19/27	1,113	1,044,622
3.72%, 11/28/28	829	778,213
Burlington Resources LLC
7.20%, 08/15/31	250	276,950
7.40%, 12/01/31	320	358,606
Canadian Natural Resources Ltd.
2.05%, 07/15/25	400	382,256
3.85%, 06/01/27(b)	925	880,132
2.95%, 07/15/30	413	354,673
7.20%, 01/15/32	350	377,653
6.45%, 06/30/33	259	269,411
Cenovus Energy, Inc.
4.25%, 04/15/27	280	269,513
2.65%, 01/15/32	136	110,093
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	905	892,162
3.70%, 11/15/29	763	693,102
Cheniere Energy Partners LP
4.50%, 10/01/29(b)	902	843,949
4.00%, 03/01/31	1,000	892,258
3.25%, 01/31/32(b)	826	690,094
5.95%, 06/30/33	930	927,471
Cheniere Energy, Inc.
4.63%, 10/15/28	1,198	1,145,177
5.65%, 04/15/34(a)	900	880,809
Chevron Corp.
1.55%, 05/11/25	1,204	1,158,023
3.33%, 11/17/25	413	401,205
2.95%, 05/16/26	1,036	990,852
2.00%, 05/11/27	430	392,826
2.24%, 05/11/30	787	669,956
Chevron USA, Inc.
0.69%, 08/12/25(b)	628	592,264
1.02%, 08/12/27(b)	541	474,324
3.85%, 01/15/28	243	233,905
3.25%, 10/15/29	350	320,081
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,269,881
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	176	205,271
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	563	554,211
Conoco Funding Co., 7.25%, 10/15/31	350	388,717
ConocoPhillips, 5.90%, 10/15/32(b)	250	261,492
ConocoPhillips Co.
6.95%, 04/15/29	743	797,318
5.05%, 09/15/33(b)	622	605,856
Continental Resources, Inc., 4.38%, 01/15/28	579	552,017
Coterra Energy, Inc.
3.90%, 05/15/27	400	380,464
4.38%, 03/15/29	179	168,660
5.60%, 03/15/34	275	268,907
DCP Midstream Operating LP
5.38%, 07/15/25	210	208,948
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP (continued)
5.63%, 07/15/27	$200	$ 200,316
5.13%, 05/15/29	502	490,252
8.13%, 08/16/30	300	335,455
3.25%, 02/15/32	160	134,599
Devon Energy Corp.
5.85%, 12/15/25	163	163,146
5.25%, 10/15/27	200	197,699
5.88%, 06/15/28	538	538,706
4.50%, 01/15/30	538	507,513
7.88%, 09/30/31	450	502,665
7.95%, 04/15/32	284	319,231
Diamondback Energy, Inc.
3.25%, 12/01/26	500	474,087
5.20%, 04/18/27	850	843,829
3.50%, 12/01/29	829	752,918
5.15%, 01/30/30	850	833,701
3.13%, 03/24/31	470	407,100
6.25%, 03/15/33(b)	720	743,474
5.40%, 04/18/34	630	612,210
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	156,452
Enbridge Energy Partners LP, 5.88%, 10/15/25	193	193,085
Enbridge, Inc.
1.60%, 10/04/26	381	346,739
5.90%, 11/15/26	405	407,614
4.25%, 12/01/26	829	803,580
5.25%, 04/05/27	225	223,263
3.70%, 07/15/27(b)	829	787,296
6.00%, 11/15/28	570	579,386
5.30%, 04/05/29	130	128,501
3.13%, 11/15/29	760	675,233
6.20%, 11/15/30	571	588,046
5.70%, 03/08/33	1,348	1,332,536
2.50%, 08/01/33	760	587,270
5.63%, 04/05/34	1,085	1,061,546
Energy Transfer LP
2.90%, 05/15/25	457	444,293
4.75%, 01/15/26	829	816,020
3.90%, 07/15/26	350	337,473
6.05%, 12/01/26	831	840,774
4.40%, 03/15/27	500	484,348
4.20%, 04/15/27	829	796,519
5.50%, 06/01/27	650	646,771
4.00%, 10/01/27	300	285,213
5.55%, 02/15/28	762	761,211
4.95%, 05/15/28	829	807,121
4.95%, 06/15/28	831	809,235
6.10%, 12/01/28	90	91,720
5.25%, 04/15/29	1,143	1,125,114
4.15%, 09/15/29	416	387,026
3.75%, 05/15/30	779	702,750
6.40%, 12/01/30	761	783,750
5.75%, 02/15/33	1,142	1,132,872
6.55%, 12/01/33	830	864,806
Eni USA, Inc., 7.30%, 11/15/27	301	314,872
EnLink Midstream LLC, 5.38%, 06/01/29	270	260,317
EnLink Midstream Partners LP, 4.85%, 07/15/26	266	258,706
Enterprise Products Operating LLC
5.05%, 01/10/26	350	348,072
3.70%, 02/15/26	376	365,596
4.60%, 01/11/27	808	794,319
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
3.95%, 02/15/27	$209	$ 201,959
4.15%, 10/16/28	829	791,977
3.13%, 07/31/29	1,010	911,501
2.80%, 01/31/30	711	622,543
5.35%, 01/31/33	600	594,545
6.88%, 03/01/33	400	435,718
4.85%, 01/31/34(b)	808	770,304
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(d)	200	185,221
(3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(d)	620	581,556
EOG Resources, Inc.
4.15%, 01/15/26	450	441,119
4.38%, 04/15/30(b)	829	793,471
EQT Corp.
3.90%, 10/01/27	660	622,513
5.70%, 04/01/28	313	311,853
5.00%, 01/15/29	130	125,449
7.00%, 02/01/30	371	387,232
5.75%, 02/01/34(b)	275	267,037
Equinor ASA
3.63%, 09/10/28	600	566,471
3.13%, 04/06/30(b)	829	746,019
2.38%, 05/22/30	829	709,555
Exxon Mobil Corp.
3.04%, 03/01/26	1,412	1,360,891
2.28%, 08/16/26	413	387,765
3.29%, 03/19/27	660	631,404
2.44%, 08/16/29	663	584,037
3.48%, 03/19/30	911	837,582
2.61%, 10/15/30	1,010	874,359
Helmerich & Payne, Inc., 2.90%, 09/29/31	350	284,379
Hess Corp.
4.30%, 04/01/27	657	635,782
7.88%, 10/01/29	350	388,356
7.30%, 08/15/31(b)	533	585,707
7.13%, 03/15/33	450	493,368
HF Sinclair Corp.
5.88%, 04/01/26	413	413,990
6.38%, 04/15/27(a)	284	284,033
5.00%, 02/01/28(a)	292	280,155
Kinder Morgan Energy Partners LP, 7.30%, 08/15/33	300	327,814
Kinder Morgan, Inc.
4.30%, 06/01/25	739	728,300
1.75%, 11/15/26	215	196,086
4.30%, 03/01/28	937	899,950
5.00%, 02/01/29	1,010	985,410
2.00%, 02/15/31	745	597,460
7.80%, 08/01/31	350	388,581
7.75%, 01/15/32	829	917,849
4.80%, 02/01/33	562	521,034
5.20%, 06/01/33(b)	1,212	1,154,844
5.40%, 02/01/34	808	778,868
Marathon Oil Corp.
4.40%, 07/15/27	829	797,922
5.30%, 04/01/29	275	269,642
6.80%, 03/15/32(b)	229	240,726
5.70%, 04/01/34	275	265,861
Marathon Petroleum Corp.
4.70%, 05/01/25	829	820,597
5.13%, 12/15/26	350	346,588

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. (continued)
3.80%, 04/01/28	$179	$ 168,649
MPLX LP
4.88%, 06/01/25	763	755,802
1.75%, 03/01/26	1,134	1,056,720
4.13%, 03/01/27	829	799,204
4.25%, 12/01/27	609	583,411
4.00%, 03/15/28	829	785,759
4.80%, 02/15/29	500	483,697
2.65%, 08/15/30	1,135	956,323
4.95%, 09/01/32	756	713,046
5.00%, 03/01/33	705	663,023
Northwest Pipeline LLC, 4.00%, 04/01/27	368	353,314
Occidental Petroleum Corp.
5.88%, 09/01/25	442	442,012
5.50%, 12/01/25	338	336,280
5.55%, 03/15/26	1,200	1,194,237
8.50%, 07/15/27(b)	356	380,461
6.38%, 09/01/28(b)	468	478,389
8.88%, 07/15/30(b)	600	685,998
6.63%, 09/01/30	1,054	1,092,102
6.13%, 01/01/31	832	842,442
7.50%, 05/01/31	500	544,431
7.88%, 09/15/31	352	390,751
ONEOK, Inc.
2.20%, 09/15/25	258	245,759
5.85%, 01/15/26	229	229,872
5.00%, 03/01/26	350	346,158
5.55%, 11/01/26	500	499,482
4.00%, 07/13/27	250	238,326
4.55%, 07/15/28	413	397,162
5.65%, 11/01/28	500	501,588
4.35%, 03/15/29	829	786,208
3.40%, 09/01/29	589	530,732
3.10%, 03/15/30	400	348,822
3.25%, 06/01/30	225	197,990
5.80%, 11/01/30	425	426,654
6.35%, 01/15/31	495	510,441
6.10%, 11/15/32	620	629,834
6.05%, 09/01/33	1,000	1,011,101
Ovintiv, Inc.
5.65%, 05/15/25	300	298,999
5.38%, 01/01/26	251	248,928
5.65%, 05/15/28	300	299,732
8.13%, 09/15/30(b)	130	143,317
7.20%, 11/01/31	145	154,109
7.38%, 11/01/31	413	441,487
6.25%, 07/15/33(b)	370	372,943
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	250	231,907
7.15%, 10/01/33	300	312,285
Phillips 66
1.30%, 02/15/26	400	371,498
3.90%, 03/15/28	300	283,919
2.15%, 12/15/30	329	267,622
Phillips 66 Co.
3.55%, 10/01/26	413	395,149
4.95%, 12/01/27	420	414,251
3.75%, 03/01/28	252	236,961
3.15%, 12/15/29	305	270,832
5.25%, 06/15/31	275	269,253
5.30%, 06/30/33	505	490,043
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.
1.13%, 01/15/26	$569	$ 528,300
5.10%, 03/29/26	835	828,871
1.90%, 08/15/30	994	815,545
2.15%, 01/15/31(b)	650	535,181
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	450	442,287
4.50%, 12/15/26	413	401,746
3.55%, 12/15/29	753	677,342
3.80%, 09/15/30	566	507,237
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	829	830,000
5.00%, 03/15/27	829	816,765
4.20%, 03/15/28	829	790,025
4.50%, 05/15/30	1,259	1,182,028
Shell International Finance BV
3.25%, 05/11/25	1,386	1,355,543
2.88%, 05/10/26	593	566,284
2.50%, 09/12/26	829	778,726
3.88%, 11/13/28	829	787,726
2.38%, 11/07/29	829	719,986
2.75%, 04/06/30	589	517,303
Spectra Energy Partners LP, 3.38%, 10/15/26	829	786,870
Suncor Energy, Inc., 7.15%, 02/01/32	250	272,369
Targa Resources Corp.
5.20%, 07/01/27	450	444,980
6.15%, 03/01/29	598	608,258
4.20%, 02/01/33	374	330,125
6.13%, 03/15/33	450	455,601
6.50%, 03/30/34	652	679,390
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	331,041
5.00%, 01/15/28	329	318,176
6.88%, 01/15/29	329	334,910
5.50%, 03/01/30	496	483,872
4.88%, 02/01/31	496	464,193
4.00%, 01/15/32	496	435,812
TC PipeLines LP, 3.90%, 05/25/27	27	25,576
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	300	314,444
TotalEnergies Capital International SA
3.46%, 02/19/29	489	454,315
2.83%, 01/10/30	500	443,305
TotalEnergies Capital SA
3.88%, 10/11/28	400	379,586
5.15%, 04/05/34(b)	750	739,016
TransCanada PipeLines Ltd.
4.88%, 01/15/26	702	693,061
6.20%, 03/09/26	400	400,037
4.25%, 05/15/28	901	856,410
4.10%, 04/15/30	729	671,893
2.50%, 10/12/31(b)	413	334,387
4.63%, 03/01/34	804	730,051
5.60%, 03/31/34	200	194,008
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	663	682,575
4.00%, 03/15/28	220	208,502
3.25%, 05/15/30	450	396,432
Valero Energy Corp.
3.40%, 09/15/26	280	267,520
2.15%, 09/15/27	209	188,143
4.35%, 06/01/28	212	203,595
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. (continued)
4.00%, 04/01/29	$290	$ 272,029
2.80%, 12/01/31(b)	179	148,477
7.50%, 04/15/32	310	346,590
Valero Energy Partners LP, 4.50%, 03/15/28	413	398,575
Western Midstream Operating LP
4.65%, 07/01/26	200	195,353
4.75%, 08/15/28(b)	200	192,983
6.35%, 01/15/29	560	571,755
4.05%, 02/01/30	500	459,601
6.15%, 04/01/33	400	399,291
Williams Cos., Inc.
4.00%, 09/15/25	553	540,200
5.40%, 03/02/26	810	806,649
3.75%, 06/15/27	818	777,209
5.30%, 08/15/28	700	693,546
4.90%, 03/15/29	882	857,264
3.50%, 11/15/30(b)	829	735,630
2.60%, 03/15/31(b)	1,203	996,017
8.75%, 03/15/32	400	467,118
4.65%, 08/15/32	600	560,797
5.65%, 03/15/33	600	595,202
5.15%, 03/15/34	802	765,932
		157,591,842
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	186,375
Georgia-Pacific LLC
7.75%, 11/15/29	254	283,824
8.88%, 05/15/31	433	518,139
Smurfit Kappa Treasury ULC(a)
5.20%, 01/15/30(b)	200	195,059
5.44%, 04/03/34	600	580,574
Suzano Austria GmbH
2.50%, 09/15/28	250	217,266
6.00%, 01/15/29	1,128	1,116,382
5.00%, 01/15/30	400	376,400
3.75%, 01/15/31(b)	809	697,196
3.13%, 01/15/32	400	322,400
Suzano International Finance BV, 5.50%, 01/17/27	829	816,441
		5,310,056
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	159	148,843
Series 2016-2, Class AA, 3.20%, 12/15/29	279	254,982
Series 2017-2, 3.35%, 04/15/31(b)	405	367,696
Series 2019-1, Class AA, 3.15%, 08/15/33(b)	649	571,928
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29(b)	229	205,082
JetBlue Pass-Through Trust, 4.00%, 05/15/34(b)	241	219,780
Southwest Airlines Co.
5.25%, 05/04/25	543	539,901
5.13%, 06/15/27	1,027	1,012,351
2.63%, 02/10/30	159	134,931
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(b)	271	247,632
Series 2018-1, Class AA, 3.50%, 09/01/31	198	179,653
Series 2019-1, Class AA, 4.15%, 02/25/33	176	162,921
Series 2019-2, Class AA, 2.70%, 11/01/33	248	210,982
Security	Par (000)	Value
Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2020-1, Class A, 5.88%, 04/15/29	$820	$ 817,575
Series 2023-1, Class A, 4.30%, 02/15/27	69	67,045
		5,141,302
Personal Care Products — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/25(b)	302	294,104
4.80%, 03/02/26	338	336,259
3.10%, 08/15/27	302	285,309
4.60%, 03/01/28	480	474,758
3.25%, 08/15/32	302	263,724
4.60%, 03/01/33	480	464,233
Estee Lauder Cos., Inc.
3.15%, 03/15/27	179	169,258
4.38%, 05/15/28(b)	360	349,779
2.38%, 12/01/29	411	353,862
2.60%, 04/15/30	413	356,165
1.95%, 03/15/31	193	155,498
4.65%, 05/15/33(b)	450	426,765
5.00%, 02/14/34	200	191,990
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,150	1,086,139
3.38%, 03/24/29	400	364,622
3.63%, 03/24/32	1,312	1,152,328
Kenvue, Inc.
5.35%, 03/22/26	370	370,330
5.05%, 03/22/28	515	513,032
5.00%, 03/22/30	660	652,027
4.90%, 03/22/33	690	667,852
Procter & Gamble Co.
0.55%, 10/29/25	677	632,838
4.10%, 01/26/26	550	540,945
2.70%, 02/02/26	350	336,087
1.00%, 04/23/26	467	431,790
2.45%, 11/03/26	450	422,957
1.90%, 02/01/27	500	461,720
2.80%, 03/25/27	1,000	941,988
2.85%, 08/11/27	413	386,419
3.95%, 01/26/28	250	242,415
4.35%, 01/29/29	275	268,785
3.00%, 03/25/30	829	747,275
1.20%, 10/29/30	725	574,459
1.95%, 04/23/31	829	685,804
2.30%, 02/01/32(b)	480	400,981
4.05%, 01/26/33(b)	450	421,475
4.55%, 01/29/34	275	263,268
Unilever Capital Corp.
3.10%, 07/30/25(b)	400	389,721
2.00%, 07/28/26	490	457,096
2.90%, 05/05/27	790	740,880
3.50%, 03/22/28	900	849,687
4.88%, 09/08/28	600	595,113
2.13%, 09/06/29	655	565,301
1.38%, 09/14/30	527	419,843
1.75%, 08/12/31	450	357,182
5.90%, 11/15/32	723	754,807
5.00%, 12/08/33(b)	600	587,912
		22,404,782

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 4.1%
AbbVie, Inc.
3.60%, 05/14/25	$1,793	$ 1,758,977
3.20%, 05/14/26	1,190	1,141,234
2.95%, 11/21/26	2,709	2,557,907
4.80%, 03/15/27	1,200	1,185,561
4.25%, 11/14/28(b)	723	696,722
4.80%, 03/15/29	1,976	1,939,989
3.20%, 11/21/29	3,524	3,178,819
4.95%, 03/15/31	1,581	1,550,753
5.05%, 03/15/34	2,372	2,313,123
Astrazeneca Finance LLC
1.20%, 05/28/26	829	762,785
4.80%, 02/26/27	550	543,557
4.88%, 03/03/28	776	766,788
1.75%, 05/28/28	721	631,105
4.85%, 02/26/29	550	541,559
4.90%, 03/03/30	500	492,707
4.90%, 02/26/31	550	538,991
2.25%, 05/28/31	440	363,424
4.88%, 03/03/33	250	241,751
5.00%, 02/26/34	1,060	1,031,129
AstraZeneca PLC
3.38%, 11/16/25	1,141	1,107,220
0.70%, 04/08/26	911	834,563
3.13%, 06/12/27	413	388,886
4.00%, 01/17/29	707	672,261
1.38%, 08/06/30	911	725,826
Becton Dickinson & Co.
3.70%, 06/06/27	1,051	997,927
4.69%, 02/13/28	410	398,936
4.87%, 02/08/29	457	446,325
2.82%, 05/20/30	388	334,378
1.96%, 02/11/31	644	514,913
4.30%, 08/22/32	190	174,546
5.11%, 02/08/34	402	387,300
Bristol-Myers Squibb Co.
0.75%, 11/13/25	450	419,657
4.95%, 02/20/26(b)	697	692,191
3.20%, 06/15/26	1,044	1,000,086
4.90%, 02/22/27(b)	697	691,142
3.25%, 02/27/27	306	291,729
1.13%, 11/13/27	450	391,616
3.45%, 11/15/27	800	755,720
3.90%, 02/20/28	829	791,571
4.90%, 02/22/29	1,075	1,058,762
3.40%, 07/26/29	1,421	1,302,702
1.45%, 11/13/30	620	489,344
5.75%, 02/01/31	500	511,134
5.10%, 02/22/31	985	969,138
2.95%, 03/15/32	965	815,784
5.90%, 11/15/33	698	719,454
5.20%, 02/22/34	1,585	1,552,179
Cardinal Health, Inc.
3.75%, 09/15/25	413	402,059
3.41%, 06/15/27	829	779,353
5.13%, 02/15/29	496	488,215
5.45%, 02/15/34	382	374,437
Cencora, Inc.
3.45%, 12/15/27	620	581,233
2.80%, 05/15/30	329	284,720
2.70%, 03/15/31	669	560,345
5.13%, 02/15/34(b)	300	289,851
Security	Par (000)	Value
Pharmaceuticals (continued)
Cigna Group
4.13%, 11/15/25	$822	$ 804,796
4.50%, 02/25/26	433	425,374
1.25%, 03/15/26	172	158,804
5.69%, 03/15/26	400	399,520
3.40%, 03/01/27	898	850,871
3.05%, 10/15/27	179	165,974
4.38%, 10/15/28	2,569	2,456,866
5.00%, 05/15/29	600	587,802
2.40%, 03/15/30(b)	721	607,873
2.38%, 03/15/31	890	727,798
5.13%, 05/15/31(b)	300	292,135
5.40%, 03/15/33	490	481,365
5.25%, 02/15/34	750	722,775
CVS Health Corp.
3.88%, 07/20/25	1,854	1,813,426
5.00%, 02/20/26	910	900,917
2.88%, 06/01/26	1,148	1,087,207
3.00%, 08/15/26	1,000	945,984
3.63%, 04/01/27	457	435,073
1.30%, 08/21/27(b)	1,835	1,605,571
4.30%, 03/25/28	4,079	3,914,016
5.00%, 01/30/29(b)	440	432,136
3.25%, 08/15/29	1,147	1,028,501
5.13%, 02/21/30	984	963,250
3.75%, 04/01/30	983	891,690
1.75%, 08/21/30	1,020	815,690
5.25%, 01/30/31(b)	335	328,608
1.88%, 02/28/31	1,023	810,589
2.13%, 09/15/31	371	294,163
5.25%, 02/21/33	950	917,800
5.30%, 06/01/33	820	792,780
Eli Lilly & Co.
2.75%, 06/01/25(b)	350	340,641
5.00%, 02/27/26	350	349,154
4.50%, 02/09/27	550	541,958
5.50%, 03/15/27	264	267,999
3.10%, 05/15/27	620	586,368
4.50%, 02/09/29	804	784,954
3.38%, 03/15/29	829	770,921
4.70%, 02/27/33	590	567,049
4.70%, 02/09/34	1,206	1,154,531
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	829	766,033
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	829	814,303
3.88%, 05/15/28	1,325	1,267,671
Johnson & Johnson
0.55%, 09/01/25(b)	339	319,093
2.45%, 03/01/26	1,065	1,016,031
2.95%, 03/03/27	666	631,349
0.95%, 09/01/27	998	876,068
2.90%, 01/15/28(b)	829	774,670
1.30%, 09/01/30	1,164	937,769
4.95%, 05/15/33	250	252,083
4.38%, 12/05/33	478	460,247
McKesson Corp.
0.90%, 12/03/25	250	232,385
5.25%, 02/15/26	336	334,323
1.30%, 08/15/26	745	678,869
3.95%, 02/16/28	129	122,713
4.90%, 07/15/28	110	108,300
5.10%, 07/15/33	402	391,598
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Mead Johnson Nutrition Co., 4.13%, 11/15/25	$829	$ 809,560
Merck & Co., Inc.
0.75%, 02/24/26	688	636,022
1.70%, 06/10/27	1,033	931,549
4.05%, 05/17/28(b)	200	193,135
1.90%, 12/10/28(b)	795	692,908
3.40%, 03/07/29	1,052	975,733
4.30%, 05/17/30	400	382,875
1.45%, 06/24/30	793	638,981
2.15%, 12/10/31	1,264	1,024,977
4.50%, 05/17/33	820	775,042
6.50%, 12/01/33(b)	389	425,201
Mylan, Inc., 4.55%, 04/15/28	660	627,174
Novartis Capital Corp.
3.00%, 11/20/25	1,163	1,126,496
2.00%, 02/14/27	831	766,843
3.10%, 05/17/27	665	629,104
2.20%, 08/14/30	1,159	980,370
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	1,680	1,666,648
4.45%, 05/19/26	1,680	1,651,298
4.45%, 05/19/28	3,318	3,218,006
4.65%, 05/19/30	2,488	2,405,954
4.75%, 05/19/33	3,349	3,190,221
Pfizer, Inc.
0.80%, 05/28/25	285	271,588
2.75%, 06/03/26(b)	505	481,220
3.00%, 12/15/26	1,452	1,376,439
3.60%, 09/15/28(b)	359	339,171
3.45%, 03/15/29	860	799,498
2.63%, 04/01/30	829	719,450
1.70%, 05/28/30	683	560,057
1.75%, 08/18/31	829	655,093
Pharmacia LLC, 6.60%, 12/01/28	400	420,945
Sanofi SA, 3.63%, 06/19/28	559	532,064
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,986	1,885,619
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,078	1,058,336
2.05%, 03/31/30	1,654	1,367,436
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	1,227	1,176,666
Viatris, Inc.
1.65%, 06/22/25	829	789,682
2.30%, 06/22/27	829	745,400
2.70%, 06/22/30	843	697,134
Zoetis, Inc.
4.50%, 11/13/25	300	295,354
5.40%, 11/14/25	400	398,978
3.00%, 09/12/27	350	324,261
3.90%, 08/20/28	179	169,042
2.00%, 05/15/30	329	271,051
5.60%, 11/16/32	300	301,589
		126,822,988
Professional Services — 0.1%
Concentrix Corp.
6.65%, 08/02/26	250	251,793
6.60%, 08/02/28	500	498,510
6.85%, 08/02/33(b)	250	240,951
Security	Par (000)	Value
Professional Services (continued)
Verisk Analytics, Inc.
4.00%, 06/15/25	$563	$ 551,501
4.13%, 03/15/29	413	389,054
5.75%, 04/01/33	285	287,118
		2,218,927
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	163	160,270
5.50%, 04/01/29	272	268,655
2.50%, 04/01/31(b)	193	156,604
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	77,745
		663,274
Residential REITs — 0.4%
Essential Properties LP, 2.95%, 07/15/31	129	102,288
NNN REIT, Inc.
4.00%, 11/15/25	274	266,959
3.60%, 12/15/26	500	474,825
3.50%, 10/15/27	274	256,087
4.30%, 10/15/28	129	122,514
2.50%, 04/15/30	200	167,824
5.60%, 10/15/33	200	196,218
Realty Income Corp.
4.63%, 11/01/25	350	345,019
5.05%, 01/13/26	376	373,846
0.75%, 03/15/26	475	434,488
4.88%, 06/01/26	400	394,865
4.13%, 10/15/26	829	803,973
3.00%, 01/15/27	829	778,356
3.95%, 08/15/27	413	394,592
3.40%, 01/15/28	413	384,747
3.65%, 01/15/28	414	389,121
2.20%, 06/15/28	374	328,159
4.70%, 12/15/28	220	212,449
4.75%, 02/15/29	225	217,709
3.25%, 06/15/29	207	187,280
4.00%, 07/15/29	350	326,082
3.10%, 12/15/29	413	366,532
3.40%, 01/15/30	413	368,136
4.85%, 03/15/30	450	434,000
3.25%, 01/15/31	554	482,202
3.20%, 02/15/31	350	300,710
2.70%, 02/15/32	292	236,812
5.63%, 10/13/32	500	496,829
2.85%, 12/15/32	525	423,559
1.80%, 03/15/33	300	219,474
4.90%, 07/15/33	340	319,365
5.13%, 02/15/34	525	499,251
Tanger Properties LP
3.88%, 07/15/27(b)	79	73,397
2.75%, 09/01/31	200	159,603
		11,537,271
Retail REITs — 0.2%
Simon Property Group LP
3.50%, 09/01/25	500	486,920
3.30%, 01/15/26	549	528,498
3.25%, 11/30/26	450	426,732
1.38%, 01/15/27	279	250,935
3.38%, 06/15/27(b)	620	585,041
3.38%, 12/01/27	450	420,676

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail REITs (continued)
Simon Property Group LP (continued)
1.75%, 02/01/28	$450	$ 394,852
2.45%, 09/13/29	735	632,484
2.65%, 07/15/30	829	707,272
2.20%, 02/01/31	412	333,487
2.25%, 01/15/32	579	459,234
2.65%, 02/01/32	479	390,793
5.50%, 03/08/33(b)	500	493,774
6.25%, 01/15/34(b)	343	354,594
		6,465,292
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	430	392,705
Analog Devices, Inc.
3.50%, 12/05/26	620	594,718
3.45%, 06/15/27	500	473,763
1.70%, 10/01/28	450	388,075
2.10%, 10/01/31	650	525,679
5.05%, 04/01/34	300	294,233
Applied Materials, Inc.
3.90%, 10/01/25	503	493,199
3.30%, 04/01/27	829	788,883
1.75%, 06/01/30	523	430,737
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	2,364	2,268,591
3.50%, 01/15/28	413	385,603
Broadcom, Inc.
3.15%, 11/15/25	662	637,796
3.46%, 09/15/26	309	295,313
1.95%, 02/15/28(a)	198	173,965
4.11%, 09/15/28	700	664,201
4.00%, 04/15/29(a)	450	420,786
4.75%, 04/15/29(b)	976	944,889
5.00%, 04/15/30	450	442,105
4.15%, 11/15/30	1,146	1,057,422
2.45%, 02/15/31(a)	2,225	1,828,644
4.15%, 04/15/32(a)	890	801,340
4.30%, 11/15/32	1,244	1,133,203
2.60%, 02/15/33(a)	1,298	1,023,140
3.42%, 04/15/33(a)	1,820	1,528,421
3.47%, 04/15/34(a)	2,000	1,657,064
Hubbell, Inc.
3.35%, 03/01/26	290	278,799
3.50%, 02/15/28	250	233,555
Intel Corp.
3.70%, 07/29/25	1,379	1,348,011
4.88%, 02/10/26	1,008	998,949
2.60%, 05/19/26	672	636,192
3.75%, 03/25/27	660	632,704
3.15%, 05/11/27	400	376,169
3.75%, 08/05/27	750	715,994
4.88%, 02/10/28(b)	1,055	1,039,391
1.60%, 08/12/28	559	480,478
4.00%, 08/05/29	350	329,702
2.45%, 11/15/29	1,119	966,487
5.13%, 02/10/30	600	593,771
3.90%, 03/25/30	838	775,452
5.00%, 02/21/31	215	209,843
2.00%, 08/12/31	699	555,987
4.15%, 08/05/32	810	740,101
4.00%, 12/15/32	500	450,588
5.20%, 02/10/33(b)	1,258	1,227,397
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
5.15%, 02/21/34	$605	$ 583,050
KLA Corp.
4.10%, 03/15/29	413	394,090
4.65%, 07/15/32	640	611,548
4.70%, 02/01/34	225	214,021
Lam Research Corp.
3.75%, 03/15/26	450	437,049
4.00%, 03/15/29	650	617,592
1.90%, 06/15/30	679	560,173
Marvell Technology, Inc.
1.65%, 04/15/26	736	681,839
2.45%, 04/15/28	429	380,930
4.88%, 06/22/28	260	251,906
5.75%, 02/15/29	260	261,201
2.95%, 04/15/31	393	330,356
5.95%, 09/15/33(b)	260	261,543
Microchip Technology, Inc.
4.25%, 09/01/25	829	813,145
5.05%, 03/15/29	300	294,855
Micron Technology, Inc.
4.98%, 02/06/26	163	161,227
4.19%, 02/15/27	400	386,173
5.38%, 04/15/28	340	338,606
5.33%, 02/06/29	363	359,430
6.75%, 11/01/29	772	811,293
4.66%, 02/15/30	300	285,675
5.30%, 01/15/31	561	550,478
2.70%, 04/15/32	829	670,905
5.88%, 02/09/33	464	466,467
5.88%, 09/15/33(b)	600	602,661
NVIDIA Corp.
3.20%, 09/16/26	829	795,611
1.55%, 06/15/28(b)	600	525,312
2.85%, 04/01/30	946	838,972
2.00%, 06/15/31	579	474,300
NXP BV/NXP Funding LLC
5.35%, 03/01/26	320	318,550
5.55%, 12/01/28(b)	400	399,216
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25	400	388,424
3.88%, 06/18/26	497	480,057
3.15%, 05/01/27(b)	300	280,389
4.40%, 06/01/27	400	387,232
4.30%, 06/18/29	829	782,725
3.40%, 05/01/30	465	413,580
2.50%, 05/11/31	661	539,270
2.65%, 02/15/32(b)	662	534,956
5.00%, 01/15/33(b)	500	475,215
Qorvo, Inc., 4.38%, 10/15/29	454	418,945
QUALCOMM, Inc.
3.45%, 05/20/25	600	589,018
3.25%, 05/20/27	1,163	1,102,482
1.30%, 05/20/28	366	316,262
2.15%, 05/20/30	774	655,420
1.65%, 05/20/32	700	535,333
4.25%, 05/20/32	93	86,701
5.40%, 05/20/33(b)	500	506,501
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	98,641
3.00%, 06/01/31	123	101,846
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
1.13%, 09/15/26	$350	$ 318,586
4.60%, 02/08/27(b)	473	467,932
2.90%, 11/03/27(b)	306	284,678
4.60%, 02/15/28	508	499,769
4.60%, 02/08/29	473	463,707
2.25%, 09/04/29	562	488,100
1.75%, 05/04/30	450	372,098
1.90%, 09/15/31	467	378,196
3.65%, 08/16/32	200	179,308
4.90%, 03/14/33	620	606,459
4.85%, 02/08/34	175	169,630
TSMC Arizona Corp.
1.75%, 10/25/26	450	411,554
3.88%, 04/22/27	1,000	959,170
4.13%, 04/22/29(b)	250	238,953
2.50%, 10/25/31	610	508,069
4.25%, 04/22/32(b)	400	377,625
Xilinx, Inc., 2.38%, 06/01/30	528	448,716
		62,777,766
Software — 1.9%
Adobe, Inc.
2.15%, 02/01/27	598	553,242
4.85%, 04/04/27	180	179,123
4.80%, 04/04/29	275	272,037
2.30%, 02/01/30	994	854,614
4.95%, 04/04/34	275	268,277
Autodesk, Inc.
3.50%, 06/15/27	209	197,997
2.85%, 01/15/30	376	327,633
2.40%, 12/15/31	637	514,338
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26(b)	201	192,215
2.90%, 12/01/29	413	359,489
2.60%, 05/01/31	381	311,762
Electronic Arts, Inc.
4.80%, 03/01/26	290	286,622
1.85%, 02/15/31	463	369,552
Fidelity National Information Services, Inc.
1.15%, 03/01/26	900	830,280
1.65%, 03/01/28(b)	562	488,268
3.75%, 05/21/29(b)	334	311,680
2.25%, 03/01/31(b)	588	482,840
5.10%, 07/15/32(b)	280	271,611
Fiserv, Inc.
3.85%, 06/01/25	350	342,912
3.20%, 07/01/26	1,598	1,522,047
5.15%, 03/15/27	599	593,161
2.25%, 06/01/27	699	635,130
5.45%, 03/02/28	400	398,826
5.38%, 08/21/28	300	298,054
4.20%, 10/01/28	829	785,360
3.50%, 07/01/29	2,398	2,184,311
2.65%, 06/01/30	699	594,892
5.35%, 03/15/31	275	271,077
5.60%, 03/02/33	630	624,177
5.63%, 08/21/33	750	744,401
5.45%, 03/15/34	525	513,139
Intuit, Inc.
0.95%, 07/15/25	625	591,789
5.25%, 09/15/26	330	330,670
1.35%, 07/15/27	683	605,776
Security	Par (000)	Value
Software (continued)
Intuit, Inc. (continued)
5.13%, 09/15/28	$450	$ 448,751
1.65%, 07/15/30	166	134,612
5.20%, 09/15/33	736	726,427
Microsoft Corp.
3.13%, 11/03/25	1,834	1,779,186
2.40%, 08/08/26	2,553	2,405,471
3.40%, 09/15/26(a)	350	336,575
3.30%, 02/06/27	2,584	2,475,094
3.40%, 06/15/27(a)(b)	129	122,858
1.35%, 09/15/30(a)(b)	61	48,964
Oracle Corp.
2.95%, 05/15/25	1,563	1,520,051
5.80%, 11/10/25	920	922,184
1.65%, 03/25/26	1,691	1,570,989
2.65%, 07/15/26	2,497	2,345,565
2.80%, 04/01/27	1,707	1,585,743
3.25%, 11/15/27	1,820	1,691,172
2.30%, 03/25/28	1,148	1,021,056
4.50%, 05/06/28	130	125,935
6.15%, 11/09/29	949	978,695
2.95%, 04/01/30	2,456	2,133,185
4.65%, 05/06/30	430	412,229
3.25%, 05/15/30	787	696,501
2.88%, 03/25/31	2,705	2,285,922
6.25%, 11/09/32	1,708	1,771,687
4.90%, 02/06/33	730	691,087
Roper Technologies, Inc.
1.00%, 09/15/25	512	480,489
3.80%, 12/15/26	413	396,769
1.40%, 09/15/27	305	267,338
4.20%, 09/15/28	450	429,664
2.95%, 09/15/29	359	316,257
2.00%, 06/30/30	313	255,950
1.75%, 02/15/31	714	560,549
Salesforce, Inc.
3.70%, 04/11/28	1,009	960,475
1.50%, 07/15/28	784	678,058
1.95%, 07/15/31	951	767,532
ServiceNow, Inc., 1.40%, 09/01/30	1,038	820,402
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	350	345,637
3.70%, 04/14/27	305	290,077
4.95%, 03/28/28	350	342,554
4.00%, 04/14/32	359	321,223
VMware, Inc.
4.50%, 05/15/25	500	493,965
1.40%, 08/15/26	909	826,626
4.65%, 05/15/27	400	388,864
3.90%, 08/21/27	600	567,902
1.80%, 08/15/28(b)	500	428,581
4.70%, 05/15/30	309	293,103
2.20%, 08/15/31(b)	750	592,921
Workday, Inc.
3.50%, 04/01/27	639	606,598
3.70%, 04/01/29	543	501,364
3.80%, 04/01/32	821	726,489
		58,996,628
Specialty Retail — 0.0%
Best Buy Co., Inc.(b)
4.45%, 10/01/28	250	240,427
1.95%, 10/01/30	236	191,065

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialty Retail (continued)
Dick’ s Sporting Goods, Inc., 3.15%, 01/15/32(b)	$329	$ 271,417
Ross Stores, Inc.
0.88%, 04/15/26	250	228,833
1.88%, 04/15/31	179	142,645
Tractor Supply Co.
1.75%, 11/01/30	201	160,101
5.25%, 05/15/33	320	312,777
		1,547,265
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.
1.13%, 05/11/25	1,488	1,424,693
3.20%, 05/13/25	620	606,640
0.55%, 08/20/25	523	492,158
0.70%, 02/08/26(b)	1,613	1,491,151
3.25%, 02/23/26	1,584	1,530,567
4.42%, 05/08/26	600	592,656
2.45%, 08/04/26	1,169	1,102,361
2.05%, 09/11/26	900	838,165
3.35%, 02/09/27	1,559	1,489,381
3.20%, 05/11/27	1,243	1,178,598
3.00%, 06/20/27	700	658,679
2.90%, 09/12/27	829	774,237
3.00%, 11/13/27	829	776,826
1.20%, 02/08/28	1,789	1,557,232
4.00%, 05/10/28	890	860,169
1.40%, 08/05/28	1,530	1,320,708
3.25%, 08/08/29	400	367,353
2.20%, 09/11/29	1,023	888,924
4.15%, 05/10/30(b)	360	345,975
1.65%, 05/11/30	1,160	956,808
1.25%, 08/20/30	523	417,559
1.65%, 02/08/31	1,773	1,433,921
1.70%, 08/05/31	692	552,210
3.35%, 08/08/32	800	710,532
4.30%, 05/10/33	360	347,050
Dell International LLC/EMC Corp.
5.85%, 07/15/25	496	496,843
6.02%, 06/15/26	1,499	1,507,707
4.90%, 10/01/26	829	816,495
6.10%, 07/15/27(b)	258	262,284
5.25%, 02/01/28	550	547,501
5.30%, 10/01/29	1,036	1,025,573
6.20%, 07/15/30	450	463,073
5.75%, 02/01/33(b)	400	402,925
5.40%, 04/15/34	600	581,324
Dell, Inc., 7.10%, 04/15/28(b)	329	348,900
Fortinet, Inc.
1.00%, 03/15/26	628	576,078
2.20%, 03/15/31	183	148,321
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,292	1,276,480
1.75%, 04/01/26	829	771,744
5.25%, 07/01/28(b)	140	139,005
HP, Inc.
2.20%, 06/17/25	413	396,944
1.45%, 06/17/26	318	291,549
3.00%, 06/17/27	450	418,603
4.75%, 01/15/28	634	618,829
4.00%, 04/15/29	704	657,763
3.40%, 06/17/30(b)	310	275,751
2.65%, 06/17/31	529	435,887
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. (continued)
4.20%, 04/15/32	$477	$ 432,979
5.50%, 01/15/33(b)	650	640,148
NetApp, Inc.
1.88%, 06/22/25	558	533,820
2.38%, 06/22/27	400	363,008
2.70%, 06/22/30	400	339,214
Western Digital Corp.
2.85%, 02/01/29	226	190,880
3.10%, 02/01/32	145	113,332
		37,787,513
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.38%, 11/01/26	732	683,969
2.75%, 03/27/27	619	580,285
2.85%, 03/27/30	1,099	970,706
Ralph Lauren Corp., 2.95%, 06/15/30	350	306,417
Tapestry, Inc.
7.05%, 11/27/25	200	203,052
7.00%, 11/27/26	700	713,388
7.35%, 11/27/28	650	670,643
7.70%, 11/27/30(b)	575	596,715
3.05%, 03/15/32(b)	200	158,854
7.85%, 11/27/33	750	783,446
VF Corp.
2.80%, 04/23/27	254	227,401
2.95%, 04/23/30(b)	413	328,730
		6,223,606
Tobacco — 1.0%
Altria Group, Inc.
2.35%, 05/06/25	656	634,402
4.40%, 02/14/26	806	789,971
2.63%, 09/16/26	209	195,682
6.20%, 11/01/28	175	179,334
4.80%, 02/14/29	1,437	1,394,593
3.40%, 05/06/30	625	554,517
2.45%, 02/04/32	1,319	1,041,310
6.88%, 11/01/33	418	441,524
BAT Capital Corp.
3.22%, 09/06/26	829	784,279
4.70%, 04/02/27	695	677,215
3.56%, 08/15/27	1,495	1,402,013
2.26%, 03/25/28	1,196	1,051,291
3.46%, 09/06/29	328	293,355
4.91%, 04/02/30	496	474,984
6.34%, 08/02/30	600	615,167
5.83%, 02/20/31	656	655,745
2.73%, 03/25/31	823	679,794
4.74%, 03/16/32(b)	454	424,031
7.75%, 10/19/32	340	377,080
6.42%, 08/02/33(b)	822	844,734
6.00%, 02/20/34(b)	485	482,002
BAT International Finance PLC
1.67%, 03/25/26	987	916,488
4.45%, 03/16/28	772	738,446
5.93%, 02/02/29	600	605,413
Philip Morris International, Inc.
1.50%, 05/01/25	300	288,322
3.38%, 08/11/25	620	604,081
5.00%, 11/17/25	500	496,101
4.88%, 02/13/26	1,022	1,012,575
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
2.75%, 02/25/26	$342	$ 326,094
0.88%, 05/01/26	300	274,325
4.75%, 02/12/27	400	394,067
3.13%, 08/17/27	179	167,591
5.13%, 11/17/27	740	733,109
4.88%, 02/15/28	700	688,044
3.13%, 03/02/28	250	230,583
5.25%, 09/07/28	175	174,166
4.88%, 02/13/29	900	878,569
3.38%, 08/15/29(b)	800	729,191
5.63%, 11/17/29	667	672,635
5.13%, 02/15/30	1,500	1,474,519
2.10%, 05/01/30	259	214,357
5.50%, 09/07/30	175	174,634
1.75%, 11/01/30	959	764,371
5.13%, 02/13/31	752	730,724
5.75%, 11/17/32	901	907,112
5.38%, 02/15/33	1,300	1,274,139
5.63%, 09/07/33(b)	575	571,749
5.25%, 02/13/34	1,000	964,650
Reynolds American, Inc., 4.45%, 06/12/25	793	780,212
		31,779,290
Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	334,248
FedEx Corp.
3.25%, 04/01/26	450	433,385
3.40%, 02/15/28	250	233,529
4.20%, 10/17/28	252	240,332
3.10%, 08/05/29	829	744,709
4.25%, 05/15/30(b)	309	291,382
2.40%, 05/15/31(b)	516	426,531
4.90%, 01/15/34(b)	268	254,998
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(b)	403	325,160
Ryder System, Inc.
1.75%, 09/01/26	404	369,991
2.90%, 12/01/26(b)	161	150,653
2.85%, 03/01/27	103	95,838
5.30%, 03/15/27	145	143,987
4.30%, 06/15/27	110	105,928
5.65%, 03/01/28	200	201,091
5.25%, 06/01/28	500	495,543
6.30%, 12/01/28	200	205,933
5.38%, 03/15/29	200	198,320
06/01/29(c)	65	64,617
6.60%, 12/01/33	370	388,379
United Parcel Service, Inc.
2.40%, 11/15/26	659	616,847
3.05%, 11/15/27	701	653,181
3.40%, 03/15/29	350	325,167
2.50%, 09/01/29	280	246,016
4.45%, 04/01/30	350	337,770
4.88%, 03/03/33(b)	400	387,896
		8,271,431
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	413	381,404
3.75%, 09/01/28	193	181,217
3.45%, 06/01/29	413	377,646
2.80%, 05/01/30	254	218,967
2.30%, 06/01/31	745	605,056
Security	Par (000)	Value
Water Utilities (continued)
American Water Capital Corp. (continued)
4.45%, 06/01/32	$430	$ 401,486
5.15%, 03/01/34	275	266,491
Essential Utilities, Inc.
2.70%, 04/15/30	250	212,581
2.40%, 05/01/31(b)	129	103,945
5.38%, 01/15/34	350	337,058
		3,085,851
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV
3.63%, 04/22/29	916	837,966
2.88%, 05/07/30	582	503,110
4.70%, 07/21/32	350	327,578
Orange SA, 9.00%, 03/01/31	1,613	1,906,305
Rogers Communications, Inc.
3.63%, 12/15/25	556	536,345
2.90%, 11/15/26	179	167,512
3.20%, 03/15/27	767	719,505
5.00%, 02/15/29	992	965,319
3.80%, 03/15/32	1,546	1,348,825
5.30%, 02/15/34	800	766,927
Sprint LLC, 7.63%, 03/01/26	600	615,668
T-Mobile U.S., Inc.
1.50%, 02/15/26	829	771,250
2.25%, 02/15/26	1,396	1,316,129
2.63%, 04/15/26	450	425,156
3.75%, 04/15/27	2,883	2,747,155
4.75%, 02/01/28	700	681,389
2.05%, 02/15/28	1,365	1,206,725
4.95%, 03/15/28	720	706,975
4.80%, 07/15/28	1,000	974,554
4.85%, 01/15/29	310	302,180
2.63%, 02/15/29	700	615,130
2.40%, 03/15/29	250	217,351
3.38%, 04/15/29	1,500	1,361,195
3.88%, 04/15/30	4,964	4,542,085
2.55%, 02/15/31	1,803	1,495,259
2.88%, 02/15/31	700	594,991
3.50%, 04/15/31	1,766	1,553,134
2.25%, 11/15/31	286	227,840
2.70%, 03/15/32	625	510,601
5.20%, 01/15/33	902	875,684
5.05%, 07/15/33	1,685	1,614,170
5.75%, 01/15/34	305	307,168
5.15%, 04/15/34	970	933,951
Vodafone Group PLC
4.13%, 05/30/25	543	534,474
4.38%, 05/30/28(b)	400	387,957
7.88%, 02/15/30	376	419,403
6.25%, 11/30/32	500	521,472
		34,538,438
Total Corporate Bonds — 88.5% (Cost: $2,880,525,898)		2,738,237,077
Foreign Agency Obligations
Canada — 1.4%
Canada Government International Bond
0.75%, 05/19/26	1,200	1,099,818
3.75%, 04/26/28	2,000	1,918,611
Export Development Canada
3.38%, 08/26/25	1,300	1,267,938

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Export Development Canada (continued)
4.38%, 06/29/26	$1,100	$ 1,083,596
3.00%, 05/25/27	1,100	1,038,717
3.88%, 02/14/28	1,600	1,542,997
4.13%, 02/13/29(b)	2,500	2,423,888
Hydro-Quebec, 9.38%, 04/15/30	300	358,589
Province of Alberta Canada
1.00%, 05/20/25	1,039	992,260
3.30%, 03/15/28	409	384,086
1.30%, 07/22/30(b)	659	529,351
4.50%, 01/24/34	1,000	955,257
Province of British Columbia Canada
2.25%, 06/02/26	829	780,884
0.90%, 07/20/26(b)	859	782,897
4.80%, 11/15/28	1,200	1,190,993
4.90%, 04/24/29	1,500	1,493,865
4.20%, 07/06/33	1,200	1,123,237
Province of Manitoba Canada
1.50%, 10/25/28	359	308,863
4.30%, 07/27/33	600	565,197
Province of New Brunswick Canada, 3.63%, 02/24/28	179	169,306
Province of Ontario Canada
0.63%, 01/21/26	1,229	1,136,344
1.05%, 04/14/26	1,050	969,932
2.50%, 04/27/26	2,489	2,363,132
3.10%, 05/19/27(b)	800	755,376
1.05%, 05/21/27	829	735,999
4.20%, 01/18/29	2,000	1,934,345
2.00%, 10/02/29	829	712,058
1.13%, 10/07/30	459	361,786
1.60%, 02/25/31	1,659	1,335,914
2.13%, 01/21/32	1,200	979,983
5.05%, 04/24/34	900	897,235
Province of Quebec Canada
0.60%, 07/23/25	1,659	1,566,457
2.50%, 04/20/26	881	836,782
2.75%, 04/12/27(b)	1,659	1,554,257
3.63%, 04/13/28(b)	1,700	1,615,345
4.50%, 04/03/29	2,300	2,249,889
7.50%, 09/15/29	900	1,002,633
1.35%, 05/28/30	659	534,106
4.50%, 09/08/33(b)	800	765,228
		42,317,151
Chile — 0.2%
Chile Government International Bond
3.13%, 01/21/26	400	383,750
2.75%, 01/31/27	600	556,688
3.24%, 02/06/28	982	907,122
4.85%, 01/22/29	1,100	1,069,750
2.45%, 01/31/31	783	652,826
2.55%, 01/27/32	878	718,588
2.55%, 07/27/33	1,300	1,022,125
3.50%, 01/31/34(b)	900	760,219
		6,071,068
Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	829	771,218
Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27	600	577,125
3.50%, 01/11/28	1,310	1,224,167
Security	Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond (continued)
4.10%, 04/24/28	$478	$ 454,996
4.75%, 02/11/29	478	465,303
4.40%, 03/10/29	600	576,000
2.85%, 02/14/30(b)	1,310	1,143,794
3.85%, 10/15/30	1,310	1,198,241
1.85%, 03/12/31	800	635,750
2.15%, 07/28/31	600	481,687
3.55%, 03/31/32	700	612,062
4.65%, 09/20/32	1,000	940,937
4.85%, 01/11/33	500	477,813
4.70%, 02/10/34(b)	400	377,417
		9,165,292
Israel — 0.2%
Israel Government International Bond
2.88%, 03/16/26(b)	400	377,250
3.25%, 01/17/28	982	898,837
5.38%, 03/12/29	1,000	979,529
2.75%, 07/03/30	858	714,821
4.50%, 01/17/33(b)	1,150	1,030,688
5.50%, 03/12/34	2,000	1,897,500
State of Israel, 2.50%, 01/15/30	710	587,809
		6,486,434
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	2,489	2,299,527
2.88%, 10/17/29	883	765,480
		3,065,007
Japan — 0.7%
Japan Bank for International Cooperation
2.50%, 05/28/25	2,486	2,408,136
0.63%, 07/15/25	1,310	1,236,202
4.25%, 01/26/26	1,500	1,471,851
2.38%, 04/20/26	650	614,624
4.25%, 04/27/26	1,000	980,139
1.88%, 07/21/26	800	743,765
2.25%, 11/04/26	1,500	1,395,756
2.88%, 06/01/27	976	913,475
2.88%, 07/21/27	900	839,752
2.75%, 11/16/27	1,200	1,108,535
3.25%, 07/20/28(b)	1,310	1,221,745
3.50%, 10/31/28(b)	1,100	1,031,525
2.13%, 02/16/29(b)	900	789,103
2.00%, 10/17/29	476	407,558
1.25%, 01/21/31	1,310	1,031,524
4.38%, 01/24/31	600	578,856
1.88%, 04/15/31	986	804,637
4.63%, 04/17/34	600	584,659
Japan International Cooperation Agency
2.13%, 10/20/26	300	277,850
2.75%, 04/27/27	800	744,249
3.25%, 05/25/27	500	471,882
4.00%, 05/23/28	1,000	955,679
		20,611,502
Mexico — 0.5%
Mexico Government International Bond
4.13%, 01/21/26	2,489	2,422,108
4.15%, 03/28/27	1,028	986,880
3.75%, 01/11/28	478	446,631
5.40%, 02/09/28	1,400	1,383,813
4.50%, 04/22/29	1,053	995,085
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bond (continued)
5.00%, 05/07/29(b)	$1,200	$ 1,157,400
3.25%, 04/16/30	1,139	987,727
2.66%, 05/24/31	2,310	1,874,709
4.75%, 04/27/32	1,639	1,500,197
7.50%, 04/08/33	300	329,531
4.88%, 05/19/33	1,600	1,462,500
3.50%, 02/12/34	1,700	1,361,700
		14,908,281
Panama — 0.2%
Panama Government International Bond
7.13%, 01/29/26	600	605,250
8.88%, 09/30/27	600	634,875
3.88%, 03/17/28	633	569,304
9.38%, 04/01/29	400	436,500
3.16%, 01/23/30	1,178	957,714
7.50%, 03/01/31	700	709,844
2.25%, 09/29/32	1,300	897,650
3.30%, 01/19/33	800	597,250
		5,408,387
Peru — 0.2%
Peruvian Government International Bond
7.35%, 07/21/25	360	366,413
2.39%, 01/23/26	251	236,881
4.13%, 08/25/27(b)	580	554,263
2.84%, 06/20/30	470	400,381
2.78%, 01/23/31	2,059	1,714,117
1.86%, 12/01/32(b)	620	454,925
8.75%, 11/21/33	1,100	1,310,031
3.00%, 01/15/34	1,650	1,295,766
		6,332,777
Philippines — 0.3%
Philippine Government International Bond, 5.50%, 03/30/26	650	651,625
Philippines Government International Bond
5.17%, 10/13/27	600	595,500
3.00%, 02/01/28	978	899,149
4.63%, 07/17/28(b)	800	779,718
3.75%, 01/14/29	489	455,687
9.50%, 02/02/30	1,100	1,324,125
2.46%, 05/05/30	710	602,141
7.75%, 01/14/31	1,243	1,399,152
1.65%, 06/10/31	478	371,794
1.95%, 01/06/32	500	390,313
6.38%, 01/15/32	600	632,625
3.56%, 09/29/32	400	347,875
5.61%, 04/13/33(b)	400	403,250
5.00%, 07/17/33	900	870,187
		9,723,141
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,036	999,688
5.50%, 11/16/27	700	707,147
4.63%, 03/18/29	1,000	974,630
5.75%, 11/16/32	600	610,200
4.88%, 10/04/33	1,500	1,428,863
		4,720,528
South Korea — 0.5%
Export-Import Bank of Korea
4.88%, 01/11/26	1,500	1,488,060
Security	Par (000)	Value
South Korea (continued)
Export-Import Bank of Korea (continued)
0.63%, 02/09/26(b)	$1,000	$ 920,960
2.63%, 05/26/26	478	452,551
1.63%, 01/18/27	1,000	910,510
4.25%, 09/15/27	400	388,216
5.00%, 01/11/28	850	844,603
4.50%, 01/11/29(b)	500	488,970
4.50%, 09/15/32	600	566,922
5.13%, 01/11/33(b)	1,000	984,840
5.13%, 09/18/33	300	295,182
4.63%, 01/11/34(b)	500	472,320
Korea Development Bank
4.00%, 09/08/25	850	832,711
3.38%, 09/16/25	1,000	970,870
3.00%, 01/13/26	1,310	1,260,141
0.80%, 07/19/26	400	362,636
5.38%, 10/23/28(b)	800	806,808
4.50%, 02/15/29	1,000	975,485
4.25%, 09/08/32	400	371,320
4.38%, 02/15/33	800	746,152
5.63%, 10/23/33	500	510,320
Korea International Bond
2.75%, 01/19/27	600	564,642
2.50%, 06/19/29	500	442,825
		15,657,044
Supranational — 3.8%
African Development Bank
0.88%, 03/23/26	1,659	1,531,573
0.88%, 07/22/26	950	866,364
Arab Petroleum Investments Corp., 1.48%, 10/06/26(a)	800	727,000
Asian Development Bank
0.38%, 09/03/25	1,000	936,850
4.25%, 01/09/26	2,000	1,969,028
0.50%, 02/04/26	1,659	1,529,510
1.00%, 04/14/26	1,659	1,532,790
2.00%, 04/24/26	829	780,473
2.63%, 01/12/27	829	779,604
1.50%, 01/20/27	1,400	1,276,713
3.13%, 08/20/27	2,000	1,889,910
2.50%, 11/02/27	1,659	1,529,993
2.75%, 01/19/28	1,020	945,667
5.82%, 06/16/28	2,519	2,591,687
4.38%, 03/06/29	3,500	3,432,385
1.88%, 03/15/29	1,500	1,308,083
1.75%, 09/19/29	1,659	1,416,870
1.88%, 01/24/30	789	672,050
1.50%, 03/04/31	1,500	1,212,324
3.13%, 04/27/32	1,000	886,780
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,750	1,614,970
4.00%, 01/18/28	2,000	1,937,860
4.25%, 03/13/34	1,000	952,570
Corp. Andina de Fomento
1.63%, 09/23/25	700	660,303
2.25%, 02/08/27(b)	400	365,696
Council of Europe Development Bank
3.63%, 01/26/28	1,000	955,238
4.13%, 01/24/29	1,500	1,454,122
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,659	1,576,205
0.50%, 01/28/26	900	830,171

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
European Bank for Reconstruction & Development (continued)
4.13%, 01/25/29	$2,000	$ 1,940,161
4.25%, 03/13/34	1,000	953,128
European Investment Bank
0.63%, 07/25/25	1,659	1,566,778
2.75%, 08/15/25	1,050	1,016,791
0.38%, 12/15/25	1,350	1,249,443
0.38%, 03/26/26	3,000	2,744,605
2.13%, 04/13/26(b)	829	783,526
0.75%, 10/26/26	1,198	1,080,098
2.38%, 05/24/27	2,903	2,695,414
3.25%, 11/15/27	1,000	946,406
1.75%, 03/15/29	1,100	953,876
4.75%, 06/15/29	3,000	2,993,711
1.63%, 10/09/29	620	526,456
0.88%, 05/17/30	400	318,024
1.25%, 02/14/31	3,000	2,392,719
4.13%, 02/13/34	2,500	2,365,068
Inter-American Development Bank
0.63%, 07/15/25	1,350	1,275,982
0.88%, 04/20/26	2,489	2,293,082
2.00%, 06/02/26	413	387,663
2.00%, 07/23/26(b)	1,700	1,590,118
1.50%, 01/13/27	1,500	1,368,763
2.38%, 07/07/27	829	766,324
1.13%, 07/20/28	2,489	2,137,602
2.25%, 06/18/29(b)	1,534	1,355,232
3.50%, 09/14/29	2,000	1,873,413
1.13%, 01/13/31	2,073	1,636,536
Inter-American Investment Corp.
4.13%, 02/15/28	500	483,601
4.25%, 02/14/29	1,000	968,922
International Bank for Reconstruction & Development
0.38%, 07/28/25	2,489	2,342,446
2.50%, 07/29/25	829	800,990
0.50%, 10/28/25	1,659	1,546,765
0.88%, 07/15/26	850	776,496
1.88%, 10/27/26	1,720	1,594,255
3.13%, 06/15/27(b)	2,000	1,896,273
2.50%, 11/22/27	1,659	1,530,026
0.75%, 11/24/27	1,000	865,114
1.38%, 04/20/28	2,903	2,539,507
1.13%, 09/13/28	2,150	1,837,353
3.63%, 09/21/29	1,000	942,583
1.75%, 10/23/29	2,489	2,120,532
0.88%, 05/14/30	4,000	3,175,182
0.75%, 08/26/30(b)	2,300	1,793,019
1.25%, 02/10/31	4,150	3,295,967
1.63%, 11/03/31	800	639,952
2.50%, 03/29/32(b)	4,000	3,392,838
International Finance Corp.
0.38%, 07/16/25	1,659	1,563,142
0.75%, 10/08/26(b)	1,659	1,498,369
0.75%, 08/27/30	459	357,959
Nordic Investment Bank
0.38%, 09/11/25	1,100	1,029,209
3.38%, 09/08/27(b)	500	475,471
Security	Par (000)	Value
Supranational (continued)
Nordic Investment Bank (continued)
4.38%, 03/14/28	$1,600	$ 1,567,724
4.25%, 02/28/29	1,000	974,669
		117,382,072
Sweden — 0.2%
Svensk Exportkredit AB
0.63%, 05/14/25	1,310	1,246,517
0.50%, 08/26/25	1,310	1,228,301
4.38%, 02/13/26	1,500	1,475,704
2.25%, 03/22/27	500	461,982
4.25%, 02/01/29	1,000	971,925
		5,384,429
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	829	816,824
4.38%, 01/23/31	823	788,023
		1,604,847
Total Foreign Agency Obligations — 8.7% (Cost: $287,680,047)		269,609,178
Municipal Bonds
California — 0.2%
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	249,455
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32(b)	540	445,549
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	186,694
State of California, GO, BAB, 7.50%, 04/01/34	1,200	1,367,983
State of California, Refunding GO
3.38%, 04/01/25	25	24,563
3.50%, 04/01/28	285	269,624
2.50%, 10/01/29	530	466,508
5.75%, 10/01/31	150	154,676
6.00%, 03/01/33	325	342,995
4.50%, 04/01/33	1,000	950,173
University of California, RB
Series BD, 3.35%, 07/01/29	460	424,600
Series BG, 0.88%, 05/15/25	150	143,360
Series BG, 1.61%, 05/15/30	320	262,458
University of California, Refunding RB, Series AX, 3.06%, 07/01/25	25	24,343
		5,312,981
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	490	509,388
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	607	578,123
Series A, 1.71%, 07/01/27	371	332,437
Series A, 2.15%, 07/01/30(b)	795	661,880
		1,572,440
Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33(b)	4,550	4,444,616
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	$385	$ 373,460
Class A-1, 5.08%, 06/01/31	194	191,626
		565,086
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	303,301
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	425	359,342
		662,643
New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,267,403
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	580	580,116
		1,847,519
New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	235	230,837
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	435	402,748
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	130,780
		764,365
Ohio — 0.0%
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	20	19,386
Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	300	299,716
State of Oregon, GO, 5.89%, 06/01/27	610	617,011
		916,727
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	279,745
Texas — 0.0%
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	490	486,175
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27(e)	230	218,028
Total Municipal Bonds — 0.6% (Cost: $18,597,642)		17,599,099
Security	Par (000)	Value
Preferred Securities
Capital Trusts — 0.0%(d)
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62	$329	$ 293,782
Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45	413	408,583
		702,365
Total Preferred Securities — 0.0% (Cost: $741,928)		702,365
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Svensk Exportkredit AB, 4.88%, 10/04/30	700	695,168
Total U.S. Government Sponsored Agency Securities — 0.0% (Cost: $705,871)		695,168
Total Long-Term Investments — 97.8% (Cost: $3,188,251,386)		3,026,842,887

	Shares
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	273,069,683	273,151,604
Total Short-Term Securities — 8.8% (Cost: $273,110,901)		273,151,604
Total Investments — 106.6% (Cost: $3,461,362,287)		3,299,994,491
Liabilities in Excess of Other Assets — (6.6)%		(204,273,414)
Net Assets — 100.0%		$ 3,095,721,077

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	When-issued security.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Credit Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 182,872,847	$ 90,322,605 (a)	$ —	$ (16,606)	$ (27,242)	$ 273,151,604	273,069,683	$ 1,236,867 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,738,237,077	$ —	$ 2,738,237,077
Foreign Agency Obligations	—	269,609,178	—	269,609,178
Municipal Bonds	—	17,599,099	—	17,599,099
Preferred Securities
Capital Trusts	—	702,365	—	702,365
U.S. Government Sponsored Agency Securities	—	695,168	—	695,168
Short-Term Securities
Money Market Funds	273,151,604	—	—	273,151,604
	$273,151,604	$3,026,842,887	$—	$3,299,994,491
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares U.S. Intermediate Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Financial Services — 0.1%
Private Export Funding Corp., 4.30%, 12/15/28(a)	$5,000	$ 4,884,274
Total Corporate Bonds — 0.1% (Cost: $5,488,284)		4,884,274
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.8%
Fannie Mae
2.63%, 09/06/24	4,979	4,931,120
0.50%, 06/17/25	16,605	15,752,750
6.25%, 05/15/29(a)	4,441	4,733,278
7.13%, 01/15/30(a)	8,302	9,267,693
7.25%, 05/15/30(a)	17,063	19,255,398
0.88%, 08/05/30(a)	5,819	4,589,577
6.63%, 11/15/30	96	105,565
Federal Farm Credit Banks Funding Corp, 4.75%, 09/01/26	1,000	992,867
Federal Home Loan Banks
2.75%, 12/13/24	4,145	4,078,492
3.13%, 06/13/25	7,930	7,740,449
2.13%, 09/14/29	5,000	4,353,087
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	243	229,344
6.75%, 03/15/31(a)	2,323	2,586,325
Tennessee Valley Authority, 1.50%, 09/15/31	130	104,001
		78,719,946
Total U.S. Government Sponsored Agency Securities — 1.8% (Cost: $86,874,625)		78,719,946
U.S. Treasury Obligations
U.S. Treasury Bonds
6.88%, 08/15/25(a)	6,641	6,805,468
6.00%, 02/15/26	6,359	6,480,467
6.75%, 08/15/26(a)	6,225	6,468,164
6.63%, 02/15/27(a)	2,903	3,042,140
6.38%, 08/15/27	4,000	4,186,406
5.25%, 11/15/28 - 02/15/29	11,621	11,859,710
6.13%, 08/15/29	6,225	6,629,382
6.25%, 05/15/30	1,700	1,834,871
5.38%, 02/15/31	4,979	5,199,360
U.S. Treasury Notes
2.13%, 05/15/25 - 05/31/26	38,508	37,025,171
2.75%, 05/15/25 - 08/15/32	179,905	166,292,376
0.25%, 05/31/25 - 10/31/25	133,130	125,107,241
2.88%, 05/31/25 - 05/15/32	147,220	136,928,018
4.25%, 05/31/25 - 02/28/31(a)	196,200	192,729,844
4.63%, 06/30/25 - 04/30/31(a)	246,000	244,279,339
3.00%, 07/15/25 - 10/31/25	61,007	59,254,684
4.75%, 07/31/25	7,000	6,962,539
3.13%, 08/15/25 - 08/31/29	76,804	72,568,998
5.00%, 08/31/25 - 10/31/25	21,900	21,845,195
3.50%, 09/15/25 - 02/15/33	158,500	148,814,559
2.25%, 11/15/25 - 11/15/27	93,916	86,951,042
4.50%, 11/15/25 - 11/15/33	169,900	167,928,109
4.00%, 12/15/25 - 02/15/34	260,491	251,684,061
0.38%, 12/31/25 - 09/30/27	80,832	72,357,802
3.88%, 01/15/26 - 08/15/33	229,000	219,877,328
2.63%, 01/31/26 - 07/31/29	63,589	58,314,596
1.63%, 02/15/26 - 05/15/31	198,635	178,392,219
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
0.50%, 02/28/26 - 08/31/27	$57,521	$ 52,543,519
2.50%, 02/28/26	7,000	6,686,367
0.75%, 03/31/26 - 01/31/28	195,779	178,741,359
3.75%, 04/15/26 - 12/31/30	157,120	150,402,577
2.38%, 04/30/26 - 05/15/29	93,956	85,462,625
3.63%, 05/15/26 - 03/31/30	76,100	73,133,101
4.13%, 06/15/26 - 11/15/32(a)	231,207	224,444,669
0.88%, 06/30/26 - 11/15/30	87,003	74,059,297
1.88%, 06/30/26 - 02/15/32	115,959	101,011,129
0.63%, 07/31/26 - 08/15/30	210,463	176,339,999
1.50%, 08/15/26 - 02/15/30	67,043	60,092,567
4.38%, 08/15/26 - 11/30/30	130,300	128,297,653
1.38%, 08/31/26 - 11/15/31	134,150	112,429,772
1.13%, 10/31/26 - 02/15/31	200,946	172,769,813
2.00%, 11/15/26	23,954	22,290,320
1.25%, 11/30/26 - 08/15/31	326,853	282,956,357
1.00%, 07/31/28	33,214	28,442,082
4.88%, 10/31/28 - 10/31/30	43,500	43,772,789
3.25%, 06/30/29	25,500	23,773,770
1.75%, 11/15/29	6,000	5,158,594
3.38%, 05/15/33	49,000	44,283,750
Total U.S. Treasury Obligations — 95.7% (Cost: $4,654,184,008)		4,346,911,198
Total Long-Term Investments — 97.6% (Cost: $4,746,546,917)		4,430,515,418

Shares
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(b)(c)(d)	192,437,158	192,494,889

	Par (000)
U.S. Treasury Obligations — 1.7%
U.S. Treasury Notes
5.03%, 02/28/25(a)	$10,000	9,793,848
2.63%, 04/15/25(a)	19,800	19,318,342
0.38%, 04/30/25	18,266	17,408,532
2.88%, 04/30/25	10,600	10,355,393
3.88%, 04/30/25	19,900	19,634,537
		76,510,652
Total Short-Term Securities — 5.9% (Cost: $270,888,369)		269,005,541
Total Investments — 103.5% (Cost: $5,017,435,286)		4,699,520,959
Liabilities in Excess of Other Assets — (3.5)%		(157,724,599)
Net Assets — 100.0%		$ 4,541,796,360

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Intermediate Government Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,621,788,775	$ —	$ (1,429,494,719)(a)	$ 768,612	$ (567,779)	$ 192,494,889	192,437,158	$ 840,103 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 4,884,274	$ —	$ 4,884,274
U.S. Government Sponsored Agency Securities	—	78,719,946	—	78,719,946
U.S. Treasury Obligations	—	4,346,911,198	—	4,346,911,198
Short-Term Securities
Money Market Funds	192,494,889	—	—	192,494,889
U.S. Treasury Obligations	—	76,510,652	—	76,510,652
	$192,494,889	$4,507,026,070	$—	$4,699,520,959
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.6%
Boeing Co.
3.60%, 05/01/34	$800	$ 633,931
3.25%, 02/01/35	725	546,225
3.55%, 03/01/38	650	466,791
3.50%, 03/01/39	350	245,869
6.88%, 03/15/39	450	455,912
5.88%, 02/15/40	500	459,878
5.71%, 05/01/40	2,759	2,504,891
3.38%, 06/15/46	463	287,930
3.65%, 03/01/47	250	160,853
3.63%, 03/01/48	320	202,012
3.85%, 11/01/48	324	213,075
3.90%, 05/01/49(a)	770	511,329
3.75%, 02/01/50	1,497	965,150
5.81%, 05/01/50	5,463	4,834,336
6.86%, 05/01/54(b)	850	852,303
3.95%, 08/01/59	725	453,103
5.93%, 05/01/60	3,073	2,686,062
7.01%, 05/01/64(b)	410	410,373
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,000	903,888
General Dynamics Corp.
4.25%, 04/01/40	929	799,421
2.85%, 06/01/41	397	277,215
3.60%, 11/15/42	450	345,600
4.25%, 04/01/50	813	670,508
General Electric Co.
5.88%, 01/14/38	900	914,200
6.88%, 01/10/39(a)	700	788,459
4.50%, 03/11/44	500	428,967
4.35%, 05/01/50	450	368,298
L3Harris Technologies, Inc.
4.85%, 04/27/35	281	260,115
6.15%, 12/15/40	270	275,191
5.05%, 04/27/45	458	411,366
5.60%, 07/31/53	515	496,553
Lockheed Martin Corp.
4.80%, 08/15/34	450	430,234
3.60%, 03/01/35	450	385,152
4.50%, 05/15/36	351	320,997
6.15%, 09/01/36	475	503,964
5.72%, 06/01/40	300	303,201
4.07%, 12/15/42	1,261	1,038,646
3.80%, 03/01/45	1,268	988,624
4.70%, 05/15/46	1,170	1,036,345
2.80%, 06/15/50	575	359,058
4.09%, 09/15/52	1,463	1,153,204
4.15%, 06/15/53	660	522,588
5.70%, 11/15/54(a)	750	758,081
5.20%, 02/15/55	1,010	947,116
4.30%, 06/15/62	660	521,987
5.90%, 11/15/63	675	699,199
5.20%, 02/15/64	780	724,157
Northrop Grumman Corp.
4.90%, 06/01/34	500	476,808
5.15%, 05/01/40	500	469,497
5.05%, 11/15/40	300	276,941
4.75%, 06/01/43	1,024	901,898
3.85%, 04/15/45	625	479,382
4.03%, 10/15/47	2,225	1,723,789
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
5.25%, 05/01/50	$929	$ 865,578
4.95%, 03/15/53	970	860,844
5.20%, 06/01/54	1,150	1,056,365
RTX Corp.
5.40%, 05/01/35	800	783,443
6.13%, 07/15/38	550	560,788
4.45%, 11/16/38	413	356,753
5.70%, 04/15/40(a)	600	589,211
4.88%, 10/15/40	163	145,459
4.70%, 12/15/41	426	369,811
4.50%, 06/01/42	3,324	2,824,170
4.80%, 12/15/43	350	303,460
4.15%, 05/15/45	813	640,883
3.75%, 11/01/46	1,220	895,554
4.35%, 04/15/47	829	670,304
4.05%, 05/04/47	838	645,208
4.63%, 11/16/48	1,736	1,461,038
3.13%, 07/01/50	1,153	740,945
2.82%, 09/01/51	1,063	634,006
3.03%, 03/15/52	1,300	808,711
5.38%, 02/27/53	1,290	1,202,716
6.40%, 03/15/54	1,655	1,775,028
		57,040,947
Automobile Components — 0.1%
Aptiv PLC
4.40%, 10/01/46(a)	413	310,996
5.40%, 03/15/49(a)	350	304,925
3.10%, 12/01/51	1,429	842,528
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	963	693,905
BorgWarner, Inc., 4.38%, 03/15/45	400	313,975
Lear Corp.
5.25%, 05/15/49(a)	563	491,634
3.55%, 01/15/52	376	245,121
		3,203,084
Automobiles — 0.5%
Cummins, Inc.
4.88%, 10/01/43	575	521,546
2.60%, 09/01/50(a)	613	361,716
5.45%, 02/20/54	835	803,793
Ford Motor Co.
4.75%, 01/15/43	1,925	1,515,655
7.40%, 11/01/46(a)	250	264,197
5.29%, 12/08/46(a)	1,450	1,219,243
General Motors Co.
5.00%, 04/01/35	620	567,791
6.60%, 04/01/36	1,113	1,145,244
5.15%, 04/01/38	963	867,554
6.25%, 10/02/43	1,413	1,377,437
5.20%, 04/01/45	1,229	1,052,607
6.75%, 04/01/46(a)	642	660,945
5.40%, 04/01/48(a)	883	773,454
5.95%, 04/01/49	888	834,971
		11,966,153
Banks — 7.1%
Bank of America Corp.
6.11%, 01/29/37	1,500	1,525,824
7.75%, 05/14/38	1,550	1,810,326
5.88%, 02/07/42	1,661	1,698,466
5.00%, 01/21/44	2,236	2,056,413
4.88%, 04/01/44	429	382,658

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
4.75%, 04/21/45	$300	$ 262,151
(1-day SOFR + 1.56%), 2.97%, 07/21/52(c)	1,955	1,228,988
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	3,289	2,420,252
(1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	1,016	706,673
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	975	595,439
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	4,639	3,137,903
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	496	381,734
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	1,829	1,505,614
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	2,809	2,268,358
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	2,243	1,932,283
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	2,053	1,693,937
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	5,085	3,936,168
Bank of America N.A., 6.00%, 10/15/36	900	916,590
Barclays PLC
5.25%, 08/17/45(a)	1,250	1,146,494
4.95%, 01/10/47(a)	1,278	1,113,524
(1-day SOFR + 2.42%), 6.04%, 03/12/55(c)	700	696,165
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	928	649,332
(1-year CMT + 1.70%), 3.81%, 03/10/42(a)(c)	950	705,973
Citigroup, Inc.
8.13%, 07/15/39	1,825	2,227,510
5.88%, 01/30/42	1,623	1,638,893
6.68%, 09/13/43	163	174,180
5.30%, 05/06/44(a)	413	381,770
4.65%, 07/30/45	2,070	1,772,676
4.75%, 05/18/46	2,118	1,778,799
4.65%, 07/23/48	2,218	1,894,039
(1-day SOFR + 1.38%), 2.90%, 11/03/42(c)	1,108	757,849
(1-day SOFR + 4.55%), 5.32%, 03/26/41(c)	1,290	1,219,832
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	975	796,037
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)	954	772,096
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,299	1,249,671
5.75%, 12/01/43	1,050	1,021,488
5.25%, 08/04/45(a)	997	927,424
Fifth Third Bancorp, 8.25%, 03/01/38	925	1,059,523
Goldman Sachs Group, Inc.
6.45%, 05/01/36	500	519,015
6.75%, 10/01/37	4,874	5,144,274
6.25%, 02/01/41	2,254	2,353,919
4.80%, 07/08/44	986	869,799
5.15%, 05/22/45	2,243	2,054,254
4.75%, 10/21/45	1,500	1,309,915
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	1,834	1,250,203
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	2,654	1,899,946
(1-day SOFR + 1.63%), 3.44%, 02/24/43(a)(c)	1,629	1,198,264
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	1,934	1,593,932
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	1,754	1,512,265
HSBC Bank USA NA, 7.00%, 01/15/39	261	287,680
HSBC Holdings PLC
6.50%, 05/02/36	1,528	1,539,029
6.50%, 09/15/37(a)	2,165	2,185,821
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
6.80%, 06/01/38(a)	$1,350	$ 1,404,626
6.80%, 06/01/38	500	529,528
6.10%, 01/14/42(a)	1,529	1,585,195
5.25%, 03/14/44(a)	1,418	1,272,806
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	2,415	2,469,443
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,765,826
5.50%, 10/15/40	1,259	1,240,505
5.60%, 07/15/41	1,804	1,795,299
5.40%, 01/06/42	1,329	1,293,907
5.63%, 08/16/43	1,413	1,412,681
4.85%, 02/01/44	1,026	926,993
4.95%, 06/01/45	1,536	1,396,146
(1-day SOFR + 1.46%), 3.16%, 04/22/42(c)	1,358	980,992
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	2,791	1,899,419
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	2,109	1,380,470
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	1,950	1,492,691
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	1,493	989,743
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	1,600	1,332,245
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	3,373	2,593,461
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	1,513	1,183,120
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	2,204	1,787,901
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	1,661	1,207,668
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	971	861,214
4.34%, 01/09/48(a)	1,201	905,949
(5-year CMT + 1.50%), 3.37%, 12/14/46(c)	1,150	778,814
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	338	296,618
4.15%, 03/07/39(a)	450	389,036
3.75%, 07/18/39	1,832	1,492,206
Morgan Stanley
3.97%, 07/22/38(c)	2,229	1,831,537
6.38%, 07/24/42	1,719	1,853,937
4.30%, 01/27/45	2,604	2,163,524
4.38%, 01/22/47	1,650	1,368,896
(1-day SOFR + 1.43%), 2.80%, 01/25/52(c)	1,764	1,073,950
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	1,800	1,306,235
(1-day SOFR + 4.84%), 5.60%, 03/24/51(c)	1,404	1,389,114
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	2,589	2,260,629
Regions Bank, 6.45%, 06/26/37	450	444,597
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	325,090
2.93%, 09/17/41(a)	780	556,192
3.05%, 01/14/42	450	326,007
6.18%, 07/13/43(a)	950	1,001,318
UBS AG/London, 4.50%, 06/26/48	800	676,001
UBS Group AG, 4.88%, 05/15/45	1,807	1,586,600
Wachovia Corp., 5.50%, 08/01/35	1,200	1,161,449
Wells Fargo & Co.
5.38%, 11/02/43	1,895	1,740,892
5.61%, 01/15/44	2,192	2,070,658
4.65%, 11/04/44	2,100	1,747,239
3.90%, 05/01/45	2,328	1,803,818
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
4.90%, 11/17/45	$1,993	$ 1,703,893
4.40%, 06/14/46	1,706	1,350,108
4.75%, 12/07/46	1,575	1,315,240
(1-day SOFR + 2.13%), 4.61%, 04/25/53(c)	2,956	2,463,377
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	3,634	2,588,370
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	5,407	4,802,384
Wells Fargo Bank NA
5.85%, 02/01/37	1,550	1,547,183
6.60%, 01/15/38	1,200	1,260,767
Westpac Banking Corp.
4.42%, 07/24/39	854	729,355
2.96%, 11/16/40(a)	1,000	678,385
3.13%, 11/18/41	926	630,855
		157,583,470
Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,903	5,494,851
4.90%, 02/01/46	9,713	8,740,630
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	558,514
4.63%, 02/01/44	713	619,231
4.90%, 02/01/46	1,538	1,367,199
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34	100	96,636
4.38%, 04/15/38	1,479	1,310,551
8.20%, 01/15/39	1,253	1,559,875
5.45%, 01/23/39	2,029	1,994,681
4.35%, 06/01/40	1,079	931,207
4.95%, 01/15/42	1,888	1,736,833
4.60%, 04/15/48	821	709,007
4.44%, 10/06/48	2,048	1,715,378
5.55%, 01/23/49	3,889	3,829,071
4.75%, 04/15/58	1,375	1,186,625
5.80%, 01/23/59	1,929	1,959,081
Brown-Forman Corp.
4.00%, 04/15/38	413	352,593
4.50%, 07/15/45	300	256,775
Coca-Cola Co.
2.50%, 06/01/40	779	535,015
2.88%, 05/05/41	613	439,369
4.20%, 03/25/50	450	373,874
2.60%, 06/01/50(a)	1,354	825,403
3.00%, 03/05/51	1,870	1,239,410
2.50%, 03/15/51	1,513	893,887
2.75%, 06/01/60(a)	1,000	599,432
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43(a)	500	478,594
Constellation Brands, Inc.
4.50%, 05/09/47	300	243,656
4.10%, 02/15/48	613	471,587
5.25%, 11/15/48	400	361,570
3.75%, 05/01/50	663	475,140
Diageo Capital PLC
5.88%, 09/30/36(a)	500	518,286
3.88%, 04/29/43	931	750,672
Diageo Investment Corp.
7.45%, 04/15/35	250	287,090
4.25%, 05/11/42(a)	163	138,909
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	1,400	960,120
Security	Par (000)	Value
Beverages (continued)
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	$600	$ 497,191
4.42%, 12/15/46	413	336,489
5.09%, 05/25/48	250	221,901
3.80%, 05/01/50	688	500,850
3.35%, 03/15/51	563	373,145
4.50%, 04/15/52	1,163	946,864
Molson Coors Beverage Co.
5.00%, 05/01/42	1,200	1,075,231
4.20%, 07/15/46	1,718	1,346,978
PepsiCo, Inc.
5.50%, 01/15/40	450	452,704
3.50%, 03/19/40	250	197,475
4.88%, 11/01/40	250	236,978
2.63%, 10/21/41	563	386,899
4.00%, 03/05/42	500	425,046
3.60%, 08/13/42	800	621,027
4.45%, 04/14/46	800	688,886
3.45%, 10/06/46	616	451,559
4.00%, 05/02/47	450	360,990
3.38%, 07/29/49	400	284,745
2.88%, 10/15/49	913	589,581
3.63%, 03/19/50	479	355,675
2.75%, 10/21/51	943	584,264
4.20%, 07/18/52(a)	675	553,290
4.65%, 02/15/53(a)	500	441,427
3.88%, 03/19/60	450	339,969
		56,279,916
Biotechnology — 1.8%
Amgen, Inc.
6.38%, 06/01/37	400	417,349
6.40%, 02/01/39	300	312,685
3.15%, 02/21/40	1,704	1,243,359
5.75%, 03/15/40	350	347,666
2.80%, 08/15/41(a)	911	623,869
4.95%, 10/01/41	650	589,349
5.15%, 11/15/41	663	608,579
5.60%, 03/02/43	2,775	2,675,947
4.40%, 05/01/45	2,070	1,698,779
4.56%, 06/15/48	1,438	1,189,088
3.38%, 02/21/50(a)	2,029	1,387,472
4.66%, 06/15/51	3,428	2,856,569
3.00%, 01/15/52(a)	985	623,985
4.20%, 02/22/52	810	624,120
4.88%, 03/01/53	900	771,141
5.65%, 03/02/53(a)	4,025	3,862,717
2.77%, 09/01/53(a)	829	481,953
4.40%, 02/22/62(a)	1,075	825,687
5.75%, 03/02/63	2,670	2,550,310
Baxalta, Inc., 5.25%, 06/23/45	602	556,460
Biogen, Inc.
5.20%, 09/15/45	950	851,724
3.15%, 05/01/50	1,137	714,299
3.25%, 02/15/51(a)	586	378,744
Gilead Sciences, Inc.
4.60%, 09/01/35(a)	1,119	1,031,374
4.00%, 09/01/36	750	643,961
2.60%, 10/01/40	1,030	689,298
5.65%, 12/01/41	869	852,028
4.80%, 04/01/44	1,936	1,701,194
4.50%, 02/01/45	1,753	1,471,537
4.75%, 03/01/46	2,118	1,835,650

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
4.15%, 03/01/47	$1,153	$ 909,372
2.80%, 10/01/50	1,294	787,800
5.55%, 10/15/53(a)	1,100	1,067,586
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	404,807
Royalty Pharma PLC
3.30%, 09/02/40	779	548,981
3.55%, 09/02/50(a)	950	613,505
3.35%, 09/02/51	663	405,877
		39,154,821
Broadline Retail — 1.2%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	500	454,905
4.00%, 12/06/37(a)	878	730,443
2.70%, 02/09/41(a)	950	627,846
4.20%, 12/06/47(a)	1,751	1,362,155
3.15%, 02/09/51	1,366	854,856
4.40%, 12/06/57	978	754,419
3.25%, 02/09/61(a)	950	565,412
Amazon.com, Inc.
4.80%, 12/05/34(a)	1,496	1,460,702
3.88%, 08/22/37	2,129	1,831,155
2.88%, 05/12/41	1,835	1,321,581
4.95%, 12/05/44(a)	1,513	1,432,907
4.05%, 08/22/47	3,498	2,857,381
2.50%, 06/03/50	2,279	1,349,729
3.10%, 05/12/51	3,359	2,249,262
3.95%, 04/13/52	2,126	1,673,539
4.25%, 08/22/57	1,934	1,572,526
2.70%, 06/03/60	2,029	1,162,075
3.25%, 05/12/61	1,779	1,157,863
4.10%, 04/13/62(a)	1,129	882,417
eBay, Inc.
4.00%, 07/15/42	600	468,037
3.65%, 05/10/51	813	571,151
TJX Cos., Inc., 4.50%, 04/15/50	413	356,346
		25,696,707
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40	1,379	1,034,062
3.58%, 04/05/50	1,893	1,336,416
6.20%, 03/15/54	950	990,385
Fortune Brands Innovations, Inc., 4.50%, 03/25/52(a)	413	320,188
Johnson Controls International PLC
6.00%, 01/15/36(a)	300	307,021
4.63%, 07/02/44	620	519,808
5.13%, 09/14/45	238	212,086
4.50%, 02/15/47	453	367,012
4.95%, 07/02/64(a)(d)	365	304,938
Lafarge SA, 7.13%, 07/15/36	400	427,455
Martin Marietta Materials, Inc.
4.25%, 12/15/47	613	487,740
3.20%, 07/15/51	925	610,031
Masco Corp.
4.50%, 05/15/47(a)	350	283,612
3.13%, 02/15/51	222	140,129
Owens Corning
7.00%, 12/01/36	300	326,510
4.30%, 07/15/47	650	508,147
4.40%, 01/30/48	329	259,014
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd.
4.65%, 11/01/44(a)	$600	$ 519,522
4.50%, 03/21/49	413	343,337
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48	638	515,019
Vulcan Materials Co.
4.50%, 06/15/47	713	584,101
4.70%, 03/01/48	400	338,256
		10,734,789
Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,100	2,176,660
3.30%, 04/15/40	1,311	995,061
5.40%, 09/15/40	413	403,211
5.95%, 04/01/41	913	945,623
4.20%, 04/01/43	920	766,164
4.88%, 02/15/44	900	814,844
4.40%, 03/15/45	1,036	875,372
4.25%, 04/01/46	1,479	1,216,140
3.90%, 06/15/47	1,069	825,553
4.50%, 12/06/48	1,379	1,167,487
3.13%, 12/15/49	1,146	758,269
3.35%, 04/15/50	1,498	1,034,968
2.38%, 03/15/51	1,195	666,330
2.75%, 09/15/51	1,038	628,303
3.63%, 04/15/52	1,608	1,161,850
4.95%, 09/15/52(a)	1,055	954,143
3.50%, 09/15/56	900	623,113
Lowe’s Cos., Inc.
5.50%, 10/15/35	900	895,897
5.00%, 04/15/40	329	298,285
2.80%, 09/15/41	1,213	818,431
4.38%, 09/15/45	829	669,637
3.70%, 04/15/46	1,250	903,780
4.05%, 05/03/47	1,579	1,199,609
5.13%, 04/15/50	750	664,106
3.00%, 10/15/50(a)	1,719	1,055,974
3.50%, 04/01/51	829	559,169
4.25%, 04/01/52(a)	1,658	1,281,686
5.63%, 04/15/53	1,245	1,187,591
5.75%, 07/01/53	305	296,371
4.45%, 04/01/62	1,150	878,654
5.80%, 09/15/62	700	671,102
5.85%, 04/01/63	475	459,783
		27,853,166
Capital Markets — 0.1%
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	450	298,234
Brookfield Finance, Inc.
4.70%, 09/20/47	823	680,072
3.50%, 03/30/51	881	596,505
3.63%, 02/15/52	279	189,630
5.97%, 03/04/54(a)	665	650,844
		2,415,285
Chemicals — 1.5%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	783	542,818
2.80%, 05/15/50(a)	1,434	896,959
Albemarle Corp.(a)
5.45%, 12/01/44	275	241,643
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Albemarle Corp.(a) (continued)
5.65%, 06/01/52	$450	$ 392,202
CF Industries, Inc.
4.95%, 06/01/43	663	567,798
5.38%, 03/15/44	338	302,595
Dow Chemical Co.
4.25%, 10/01/34	378	338,930
9.40%, 05/15/39	479	622,453
5.25%, 11/15/41	826	749,035
4.38%, 11/15/42	838	680,158
4.63%, 10/01/44	400	333,905
5.55%, 11/30/48	829	772,389
4.80%, 05/15/49	929	775,350
3.60%, 11/15/50	963	662,424
6.90%, 05/15/53	850	932,343
5.60%, 02/15/54(a)	600	567,666
DuPont de Nemours, Inc.
5.32%, 11/15/38	1,630	1,545,051
5.42%, 11/15/48	2,218	2,069,290
Eastman Chemical Co.
4.80%, 09/01/42	463	390,762
4.65%, 10/15/44	979	795,527
Ecolab, Inc.
3.95%, 12/01/47	500	396,945
2.13%, 08/15/50	660	355,824
2.70%, 12/15/51	841	506,006
2.75%, 08/18/55	700	412,706
FMC Corp.
4.50%, 10/01/49	607	444,342
6.38%, 05/18/53	370	352,670
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	413	303,747
5.00%, 09/26/48	763	629,305
Linde, Inc.
3.55%, 11/07/42	450	345,971
2.00%, 08/10/50	233	121,560
LYB International Finance BV
5.25%, 07/15/43	800	712,255
4.88%, 03/15/44	838	711,395
LYB International Finance III LLC
3.38%, 10/01/40	741	531,525
4.20%, 10/15/49	966	720,667
4.20%, 05/01/50	963	716,059
3.63%, 04/01/51	1,053	708,063
3.80%, 10/01/60(a)	405	267,073
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	795	622,520
Mosaic Co.
4.88%, 11/15/41	300	257,865
5.63%, 11/15/43	520	478,699
Nutrien Ltd.
4.13%, 03/15/35	350	305,996
5.88%, 12/01/36	410	409,337
5.63%, 12/01/40	600	567,956
6.13%, 01/15/41	350	349,015
4.90%, 06/01/43	513	444,968
5.25%, 01/15/45	520	466,980
5.00%, 04/01/49	620	533,149
3.95%, 05/13/50	513	376,406
5.80%, 03/27/53	760	734,904
Security	Par (000)	Value
Chemicals (continued)
RPM International, Inc.
5.25%, 06/01/45	$163	$ 146,676
4.25%, 01/15/48(a)	300	233,599
Sherwin-Williams Co.
4.55%, 08/01/45	500	412,965
4.50%, 06/01/47	1,154	950,986
3.80%, 08/15/49	727	535,628
3.30%, 05/15/50	600	398,258
2.90%, 03/15/52	500	304,586
Westlake Corp.
2.88%, 08/15/41	295	193,499
5.00%, 08/15/46	620	528,080
4.38%, 11/15/47(a)	465	363,721
3.13%, 08/15/51(a)	520	315,394
3.38%, 08/15/61	470	277,493
		32,624,091
Commercial Services & Supplies — 0.2%
Ford Foundation, 2.82%, 06/01/70	1,520	852,443
GATX Corp.
6.90%, 05/01/34	275	291,408
5.20%, 03/15/44	250	220,161
3.10%, 06/01/51	500	305,286
President and Fellows of Harvard College
4.61%, 02/15/35(a)	500	479,259
3.15%, 07/15/46	2,113	1,516,596
2.52%, 10/15/50(a)	133	80,926
3.30%, 07/15/56	579	401,748
Quanta Services, Inc., 3.05%, 10/01/41(a)	451	305,473
Rockefeller Foundation, 2.49%, 10/01/50(a)	329	197,600
		4,650,900
Communications Equipment — 0.4%
Cisco Systems, Inc.
5.90%, 02/15/39	1,859	1,933,140
5.50%, 01/15/40	2,127	2,118,364
5.30%, 02/26/54	1,705	1,640,597
5.35%, 02/26/64	860	818,490
Juniper Networks, Inc., 5.95%, 03/15/41(a)	413	402,103
Motorola Solutions, Inc., 5.50%, 09/01/44	300	283,680
Nokia OYJ, 6.63%, 05/15/39	500	474,271
		7,670,645
Consumer Finance — 0.3%
Global Payments, Inc.
4.15%, 08/15/49	843	621,632
5.95%, 08/15/52	655	626,000
Moody’ s Corp.
2.75%, 08/19/41	547	367,331
5.25%, 07/15/44	600	559,765
4.88%, 12/17/48	350	309,368
3.25%, 05/20/50	64	42,752
3.75%, 02/25/52	766	559,426
3.10%, 11/29/61(a)	384	229,525
PayPal Holdings, Inc.
3.25%, 06/01/50(a)	900	601,181
5.05%, 06/01/52(a)	930	843,582
5.25%, 06/01/62	530	477,171
S&P Global, Inc.
3.25%, 12/01/49	545	373,039
3.70%, 03/01/52	849	623,915

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
S&P Global, Inc. (continued)
2.30%, 08/15/60	$663	$ 333,580
3.90%, 03/01/62	450	326,887
		6,895,154
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.
4.13%, 04/03/50	354	260,957
5.50%, 11/01/52	250	225,508
Dollar Tree, Inc., 3.38%, 12/01/51	329	206,526
Target Corp.
6.50%, 10/15/37	400	434,614
7.00%, 01/15/38	655	746,839
4.00%, 07/01/42	900	741,416
3.63%, 04/15/46	1,052	781,747
3.90%, 11/15/47	413	319,628
2.95%, 01/15/52(a)	875	554,685
4.80%, 01/15/53(a)	925	825,907
Walmart, Inc.
5.25%, 09/01/35	1,200	1,212,585
6.50%, 08/15/37	1,000	1,113,172
6.20%, 04/15/38	600	651,712
3.95%, 06/28/38	500	436,755
5.63%, 04/01/40	1,659	1,708,474
5.00%, 10/25/40	350	336,433
5.63%, 04/15/41	550	565,891
2.50%, 09/22/41	854	578,341
4.30%, 04/22/44	300	262,274
4.05%, 06/29/48	1,493	1,218,792
2.95%, 09/24/49	675	447,098
2.65%, 09/22/51	1,492	917,327
4.50%, 09/09/52	800	696,028
4.50%, 04/15/53	1,250	1,087,775
		16,330,484
Containers & Packaging(a) — 0.1%
Packaging Corp. of America
4.05%, 12/15/49	538	407,993
3.05%, 10/01/51	645	408,344
Sonoco Products Co., 5.75%, 11/01/40	450	435,177
		1,251,514
Distributors — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	1,086	947,465
3.75%, 05/15/46	350	267,453
4.20%, 05/15/47(a)	600	491,105
		1,706,023
Diversified Consumer Services — 0.7%
American University, 3.67%, 04/01/49(a)	111	84,704
Brown University, 2.92%, 09/01/50(a)	610	404,011
California Institute of Technology
4.70%, 11/01/2111	250	203,938
3.65%, 09/01/2119	1,829	1,176,831
Case Western Reserve University, 5.41%, 06/01/2122	279	255,634
Duke University
2.68%, 10/01/44	225	156,605
2.83%, 10/01/55	1,330	835,503
Emory University, 2.97%, 09/01/50	288	188,244
George Washington University
4.30%, 09/15/44	163	137,688
4.87%, 09/15/45	26	23,920
Security	Par (000)	Value
Diversified Consumer Services (continued)
George Washington University (continued)
4.13%, 09/15/48	$606	$ 497,048
Georgetown University, 2.94%, 04/01/50	27	17,424
Howard University, 5.21%, 10/01/52	64	54,782
Leland Stanford Junior University
3.65%, 05/01/48	620	491,903
2.41%, 06/01/50(a)	225	136,367
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	1,731,177
2.99%, 07/01/50	216	147,031
2.29%, 07/01/51(a)	101	58,059
3.07%, 04/01/52	230	157,417
5.60%, 07/01/2111(a)	413	418,230
4.68%, 07/01/2114	225	189,357
3.89%, 07/01/2116	1,000	706,962
Northwestern University, 3.66%, 12/01/57	1,000	732,017
Thomas Jefferson University, 3.85%, 11/01/57(a)	66	46,835
Trustees of Boston College, 3.13%, 07/01/52(a)	413	280,703
Trustees of Princeton University
5.70%, 03/01/39(a)	413	433,123
2.52%, 07/01/50(a)	346	214,916
4.20%, 03/01/52	1,000	846,712
Trustees of the University of Pennsylvania
2.40%, 10/01/50	674	397,330
3.61%, 02/15/2119(a)	103	66,826
University of Chicago
2.55%, 04/01/50(a)	64	41,198
3.00%, 10/01/52	2,000	1,349,653
University of Miami, 4.06%, 04/01/52	500	393,595
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	28	20,627
University of Southern California
3.03%, 10/01/39	130	100,512
3.84%, 10/01/47	1,000	794,613
2.81%, 10/01/50	63	40,248
2.95%, 10/01/51	883	577,344
4.98%, 10/01/53(a)	315	297,893
3.23%, 10/01/2120	61	35,660
Washington University
3.52%, 04/15/54(a)	1,350	988,725
4.35%, 04/15/2122	29	22,178
William Marsh Rice University, 3.77%, 05/15/55(a)	215	168,160
Yale University, 2.40%, 04/15/50	113	68,033
		15,989,736
Diversified REITs — 0.7%
American Homes 4 Rent LP
3.38%, 07/15/51	450	282,859
4.30%, 04/15/52	150	111,972
American Tower Corp.
3.70%, 10/15/49	575	398,625
3.10%, 06/15/50(a)	1,028	640,031
2.95%, 01/15/51(a)	1,170	706,282
AvalonBay Communities, Inc.
3.90%, 10/15/46	663	503,619
4.15%, 07/01/47	300	234,534
Camden Property Trust, 3.35%, 11/01/49(a)	300	203,597
Crown Castle, Inc.
2.90%, 04/01/41(a)	1,259	842,898
4.75%, 05/15/47(a)	350	287,234
5.20%, 02/15/49(a)	400	352,843
4.00%, 11/15/49	200	147,354
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Crown Castle, Inc. (continued)
4.15%, 07/01/50	$500	$ 375,448
3.25%, 01/15/51(a)	925	593,419
Equinix, Inc.
3.00%, 07/15/50	514	313,959
2.95%, 09/15/51	200	119,428
3.40%, 02/15/52	660	434,482
ERP Operating LP
4.50%, 07/01/44	697	570,017
4.50%, 06/01/45	413	335,677
Essex Portfolio LP
4.50%, 03/15/48(a)	300	240,500
2.65%, 09/01/50	329	180,865
Federal Realty OP LP, 4.50%, 12/01/44	400	317,198
Kimco Realty OP LLC
4.25%, 04/01/45	500	381,110
4.13%, 12/01/46	250	183,106
4.45%, 09/01/47	288	220,856
3.70%, 10/01/49(a)	413	281,579
Mid-America Apartments LP, 2.88%, 09/15/51	259	154,948
Prologis LP
4.38%, 09/15/48	496	403,900
3.05%, 03/01/50	100	63,688
3.00%, 04/15/50	700	443,794
2.13%, 10/15/50	400	206,808
5.25%, 06/15/53	885	812,924
5.25%, 03/15/54	900	821,525
Public Storage Operating Co., 5.35%, 08/01/53	775	727,210
Regency Centers LP
4.40%, 02/01/47	413	323,137
4.65%, 03/15/49	300	244,195
VICI Properties LP
5.63%, 05/15/52	629	549,220
6.13%, 04/01/54	420	392,298
Weyerhaeuser Co., 4.00%, 03/09/52	350	261,143
		14,664,282
Diversified Telecommunication Services — 3.6%
AT&T, Inc.
4.50%, 05/15/35	2,320	2,082,945
5.25%, 03/01/37	850	807,315
4.90%, 08/15/37	575	522,767
6.30%, 01/15/38	700	718,366
6.55%, 02/15/39	300	312,992
4.85%, 03/01/39	1,100	980,030
5.35%, 09/01/40	1,000	933,985
3.50%, 06/01/41	2,300	1,705,448
5.55%, 08/15/41	500	479,576
4.30%, 12/15/42	1,350	1,097,326
3.10%, 02/01/43(a)	1,300	913,387
4.65%, 06/01/44	405	337,651
4.35%, 06/15/45	1,250	1,011,748
4.75%, 05/15/46	2,000	1,696,544
5.15%, 11/15/46	680	608,598
5.65%, 02/15/47(a)	900	870,999
5.45%, 03/01/47	300	281,752
4.50%, 03/09/48	1,850	1,487,556
4.55%, 03/09/49	850	691,205
5.15%, 02/15/50	500	440,921
3.65%, 06/01/51	3,100	2,134,631
3.30%, 02/01/52(a)	800	519,861
3.50%, 09/15/53(a)	7,214	4,755,938
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
3.55%, 09/15/55	$6,933	$ 4,521,694
5.70%, 03/01/57	250	237,109
3.80%, 12/01/57	5,349	3,608,911
3.65%, 09/15/59	6,136	3,980,674
3.85%, 06/01/60	1,400	947,913
3.50%, 02/01/61	850	544,186
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,085	882,456
4.30%, 07/29/49	498	395,210
3.65%, 03/17/51	500	351,035
3.20%, 02/15/52	559	356,692
3.65%, 08/15/52	658	458,944
5.55%, 02/15/54	825	777,025
Telefonica Emisiones SA
7.05%, 06/20/36	1,840	1,970,546
4.67%, 03/06/38	355	307,358
5.21%, 03/08/47	2,417	2,091,048
4.90%, 03/06/48	1,182	983,556
5.52%, 03/01/49	1,200	1,085,892
TELUS Corp.
4.60%, 11/16/48(a)	630	517,491
4.30%, 06/15/49	413	318,936
Verizon Communications, Inc.
4.40%, 11/01/34	1,993	1,807,552
4.27%, 01/15/36	1,300	1,150,785
5.25%, 03/16/37	800	772,475
4.81%, 03/15/39	1,242	1,124,710
2.65%, 11/20/40	3,038	2,029,882
3.40%, 03/22/41	3,886	2,893,177
2.85%, 09/03/41	1,288	878,219
3.85%, 11/01/42	163	126,675
6.55%, 09/15/43	900	976,855
4.13%, 08/15/46	950	748,536
4.86%, 08/21/46(a)	2,384	2,105,277
4.52%, 09/15/48	1,250	1,044,809
4.00%, 03/22/50	779	589,949
2.88%, 11/20/50(a)	2,823	1,718,963
3.55%, 03/22/51(a)	4,699	3,275,491
3.88%, 03/01/52	1,322	975,805
5.50%, 02/23/54	860	816,731
5.01%, 08/21/54(a)	800	708,450
4.67%, 03/15/55	600	506,463
2.99%, 10/30/56	3,664	2,159,634
3.00%, 11/20/60(a)	2,125	1,229,951
3.70%, 03/22/61(a)	3,387	2,310,568
		79,679,174
Electric Utilities — 10.5%
AEP Texas, Inc.
3.45%, 01/15/50	163	106,779
3.45%, 05/15/51	679	436,091
5.25%, 05/15/52	980	862,404
AEP Transmission Co. LLC
4.00%, 12/01/46	200	155,094
3.75%, 12/01/47	600	437,764
4.25%, 09/15/48	200	157,631
3.80%, 06/15/49	829	603,742
3.15%, 09/15/49	64	41,170
3.65%, 04/01/50	413	293,130
2.75%, 08/15/51	329	192,501
4.50%, 06/15/52	2,000	1,630,515

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
AEP Transmission Co. LLC (continued)
5.40%, 03/15/53	$500	$ 466,911
Alabama Power Co.
6.13%, 05/15/38	829	845,578
6.00%, 03/01/39	450	454,551
3.85%, 12/01/42	500	392,231
3.75%, 03/01/45	618	464,697
4.30%, 01/02/46	163	131,646
3.70%, 12/01/47	277	202,850
3.45%, 10/01/49	120	83,337
3.13%, 07/15/51	496	321,742
3.00%, 03/15/52(a)	375	237,815
Ameren Illinois Co.
4.15%, 03/15/46	413	329,157
3.70%, 12/01/47	675	492,891
4.50%, 03/15/49	250	208,159
3.25%, 03/15/50	197	131,375
2.90%, 06/15/51	100	61,112
5.90%, 12/01/52	400	404,057
American Electric Power Co., Inc., 3.25%, 03/01/50(a)	829	535,468
Appalachian Power Co.
7.00%, 04/01/38	400	428,270
4.40%, 05/15/44	263	204,451
4.45%, 06/01/45	350	273,202
4.50%, 03/01/49	100	77,484
3.70%, 05/01/50	825	555,228
Arizona Public Service Co.
5.05%, 09/01/41(a)	163	144,988
4.50%, 04/01/42	829	685,357
3.75%, 05/15/46(a)	925	663,806
4.20%, 08/15/48	63	47,876
3.50%, 12/01/49	961	638,390
3.35%, 05/15/50(a)	600	391,783
2.65%, 09/15/50	250	141,070
Avista Corp.
4.35%, 06/01/48	496	389,356
4.00%, 04/01/52	300	218,302
Baltimore Gas and Electric Co.
6.35%, 10/01/36	288	299,247
3.50%, 08/15/46	579	412,532
3.75%, 08/15/47	800	585,511
3.20%, 09/15/49	345	225,475
2.90%, 06/15/50	221	135,681
4.55%, 06/01/52	630	520,233
5.40%, 06/01/53	710	669,022
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,563	1,599,386
5.95%, 05/15/37	454	453,076
5.15%, 11/15/43	263	243,625
4.50%, 02/01/45	679	575,119
3.80%, 07/15/48	763	547,806
4.45%, 01/15/49	963	772,773
4.25%, 10/15/50	829	634,200
2.85%, 05/15/51	1,429	855,970
4.60%, 05/01/53	1,029	832,087
Black Hills Corp.
6.15%, 05/15/34	540	538,842
4.20%, 09/15/46(a)	250	186,615
3.88%, 10/15/49	313	216,096
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	26	19,485
4.50%, 04/01/44	800	674,496
3.95%, 03/01/48	163	125,876
Security	Par (000)	Value
Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC (continued)
4.25%, 02/01/49	$950	$ 760,329
2.90%, 07/01/50	325	204,005
3.35%, 04/01/51	613	415,911
3.60%, 03/01/52	800	566,756
4.85%, 10/01/52	500	438,025
5.30%, 04/01/53	260	243,958
CenterPoint Energy, Inc., 3.70%, 09/01/49	263	182,850
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	235,371
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	280	273,538
Commonwealth Edison Co.
5.90%, 03/15/36	800	818,037
6.45%, 01/15/38	350	368,013
3.80%, 10/01/42(a)	320	245,454
4.60%, 08/15/43	175	149,845
3.70%, 03/01/45	163	121,057
4.35%, 11/15/45	800	650,360
3.65%, 06/15/46	620	449,630
3.75%, 08/15/47	900	660,893
4.00%, 03/01/48	829	630,683
4.00%, 03/01/49	829	627,269
3.20%, 11/15/49	605	395,005
3.00%, 03/01/50	413	259,053
3.13%, 03/15/51	629	401,070
2.75%, 09/01/51	513	300,310
3.85%, 03/15/52	659	480,474
5.30%, 02/01/53	440	406,395
Connecticut Light and Power Co.
4.30%, 04/15/44	450	372,282
4.15%, 06/01/45(a)	700	566,232
4.00%, 04/01/48	860	664,204
5.25%, 01/15/53(a)	500	467,188
Consolidated Edison Co. of New York, Inc.
5.85%, 03/15/36	500	502,632
6.30%, 08/15/37	393	409,993
6.75%, 04/01/38	800	871,018
5.50%, 12/01/39	867	836,097
5.70%, 06/15/40(a)	400	388,739
4.20%, 03/15/42	329	265,655
3.95%, 03/01/43	547	429,494
4.45%, 03/15/44	663	553,686
4.50%, 12/01/45	663	551,365
3.85%, 06/15/46	829	620,114
3.88%, 06/15/47(a)	400	300,426
4.65%, 12/01/48	413	346,543
4.13%, 05/15/49	913	705,435
3.95%, 04/01/50	829	632,117
3.20%, 12/01/51	550	355,283
6.15%, 11/15/52(a)	800	831,473
5.90%, 11/15/53	675	678,447
4.63%, 12/01/54	600	495,405
4.30%, 12/01/56	413	318,948
4.00%, 11/15/57(a)	620	454,770
4.50%, 05/15/58	829	662,806
3.70%, 11/15/59	480	324,077
3.00%, 12/01/60	660	380,408
3.60%, 06/15/61(a)	720	484,009
Constellation Energy Generation LLC
6.25%, 10/01/39	847	852,040
5.75%, 10/01/41	413	394,344
5.60%, 06/15/42	869	817,156
6.50%, 10/01/53	840	871,827
5.75%, 03/15/54	550	517,517
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co.
3.25%, 08/15/46	$1,000	$ 702,577
4.05%, 05/15/48	450	357,573
4.35%, 04/15/49	829	683,357
3.10%, 08/15/50(a)	390	258,020
3.50%, 08/01/51	829	588,795
2.65%, 08/15/52(a)	34	20,086
4.20%, 09/01/52	610	481,753
2.50%, 05/01/60	799	423,274
Dayton Power & Light Co., 3.95%, 06/15/49	300	213,278
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	829	791,674
4.60%, 06/15/43	463	395,155
6.25%, 10/15/53	140	148,199
5.10%, 06/01/65(a)	413	360,897
Dominion Energy, Inc.
5.95%, 06/15/35	290	288,774
7.00%, 06/15/38	163	172,866
3.30%, 04/15/41	225	160,522
4.90%, 08/01/41	509	441,546
4.70%, 12/01/44	829	686,457
4.60%, 03/15/49	513	414,509
4.85%, 08/15/52(a)	400	335,640
DTE Electric Co.
4.00%, 04/01/43(a)	97	77,350
4.30%, 07/01/44	400	329,330
3.70%, 03/15/45	534	402,606
3.70%, 06/01/46	163	120,204
3.75%, 08/15/47	630	464,401
4.05%, 05/15/48	463	361,209
3.95%, 03/01/49	750	579,723
2.95%, 03/01/50	829	520,600
3.25%, 04/01/51	479	315,964
3.65%, 03/01/52	117	83,189
5.40%, 04/01/53	500	476,610
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	418,581
6.00%, 01/15/38	900	908,815
6.05%, 04/15/38	511	519,691
5.30%, 02/15/40	713	677,956
4.25%, 12/15/41	829	680,449
4.00%, 09/30/42	1,113	882,778
3.75%, 06/01/45	500	368,253
3.88%, 03/15/46	800	602,208
3.70%, 12/01/47	413	296,479
3.95%, 03/15/48	329	247,690
3.20%, 08/15/49	769	506,362
3.45%, 04/15/51	225	153,479
3.55%, 03/15/52(a)	892	612,862
5.35%, 01/15/53	750	697,784
5.40%, 01/15/54	1,032	969,310
Duke Energy Corp.
3.30%, 06/15/41	279	198,053
4.80%, 12/15/45	463	389,057
3.75%, 09/01/46	1,493	1,065,764
3.95%, 08/15/47	413	301,665
4.20%, 06/15/49	413	312,001
3.50%, 06/15/51	829	547,508
5.00%, 08/15/52	1,050	896,712
6.10%, 09/15/53	675	673,616
Duke Energy Florida LLC
6.35%, 09/15/37	450	467,098
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Florida LLC (continued)
6.40%, 06/15/38	$1,100	$ 1,147,121
5.65%, 04/01/40	300	292,781
3.40%, 10/01/46	863	593,866
3.00%, 12/15/51	425	261,600
5.95%, 11/15/52	525	528,462
6.20%, 11/15/53	375	390,558
Duke Energy Indiana LLC
6.12%, 10/15/35	500	514,271
6.35%, 08/15/38	275	286,994
6.45%, 04/01/39	200	210,119
4.90%, 07/15/43	163	143,200
3.75%, 05/15/46	513	376,843
3.25%, 10/01/49	800	528,247
2.75%, 04/01/50	500	294,410
5.40%, 04/01/53	450	416,877
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	118,686
5.65%, 04/01/53	125	119,768
5.55%, 03/15/54	275	259,599
Duke Energy Progress LLC
6.30%, 04/01/38	300	311,137
4.10%, 05/15/42	922	738,773
4.10%, 03/15/43	863	682,950
4.38%, 03/30/44	326	266,664
4.15%, 12/01/44	413	326,407
4.20%, 08/15/45	963	758,805
3.70%, 10/15/46	238	172,508
3.60%, 09/15/47	829	583,378
2.50%, 08/15/50	413	232,006
2.90%, 08/15/51	1,026	621,405
4.00%, 04/01/52	100	74,840
5.35%, 03/15/53	300	278,403
El Paso Electric Co., 6.00%, 05/15/35	413	403,346
Emera U.S. Finance LP, 4.75%, 06/15/46	988	770,306
Entergy Arkansas LLC
4.20%, 04/01/49	350	271,790
2.65%, 06/15/51	975	554,027
3.35%, 06/15/52	288	188,101
Entergy Corp., 3.75%, 06/15/50	464	321,025
Entergy Louisiana LLC
3.10%, 06/15/41	400	281,318
4.95%, 01/15/45	350	305,443
4.20%, 09/01/48	913	708,566
4.20%, 04/01/50	829	642,442
2.90%, 03/15/51	493	294,557
4.75%, 09/15/52	500	419,802
5.70%, 03/15/54	400	385,882
Entergy Mississippi LLC
3.85%, 06/01/49	413	301,598
3.50%, 06/01/51	325	220,258
Entergy Texas, Inc.
4.50%, 03/30/39	400	344,063
3.55%, 09/30/49	130	89,858
5.00%, 09/15/52(a)	200	172,548
5.80%, 09/01/53	325	317,948
Evergy Kansas Central, Inc.
4.13%, 03/01/42	575	462,944
4.10%, 04/01/43	350	276,152
4.25%, 12/01/45	211	167,465
3.25%, 09/01/49	413	267,856
3.45%, 04/15/50	413	277,795

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Evergy Kansas Central, Inc. (continued)
5.70%, 03/15/53	$345	$ 331,604
Evergy Metro, Inc.
5.30%, 10/01/41	340	313,627
4.13%, 04/01/49	550	420,677
Eversource Energy, 3.45%, 01/15/50(a)	629	415,581
Exelon Corp.
4.95%, 06/15/35	700	637,368
5.63%, 06/15/35	300	293,489
5.10%, 06/15/45	763	675,644
4.45%, 04/15/46	600	485,699
4.70%, 04/15/50	713	592,946
4.10%, 03/15/52(a)	959	721,784
5.60%, 03/15/53(a)	1,025	970,443
FirstEnergy Corp., 3.40%, 03/01/50	750	481,274
Florida Power & Light Co.
4.95%, 06/01/35	830	788,292
5.95%, 02/01/38	800	819,412
5.96%, 04/01/39	250	258,592
5.69%, 03/01/40(a)	413	418,619
5.25%, 02/01/41(a)	413	395,768
4.13%, 02/01/42	413	340,689
4.05%, 06/01/42	700	571,272
3.80%, 12/15/42	400	312,586
4.05%, 10/01/44	620	497,468
3.70%, 12/01/47	829	616,017
3.95%, 03/01/48	963	744,782
4.13%, 06/01/48	413	327,032
3.99%, 03/01/49	513	396,939
3.15%, 10/01/49(a)	733	485,870
2.88%, 12/04/51(a)	1,200	738,543
5.30%, 04/01/53(a)	695	658,321
Georgia Power Co.
4.75%, 09/01/40	100	87,708
4.30%, 03/15/42	979	808,960
4.30%, 03/15/43	340	275,709
3.70%, 01/30/50	829	596,083
3.25%, 03/15/51	775	506,410
5.13%, 05/15/52	1,030	934,370
Iberdrola International BV, 6.75%, 07/15/36	300	326,988
Idaho Power Co.
4.20%, 03/01/48	400	306,730
5.50%, 03/15/53	220	205,055
5.80%, 04/01/54	521	505,585
Indiana Michigan Power Co.
6.05%, 03/15/37	513	515,754
4.55%, 03/15/46	96	78,481
3.75%, 07/01/47	829	591,655
4.25%, 08/15/48	263	203,009
5.63%, 04/01/53	305	291,835
Interstate Power and Light Co.
6.25%, 07/15/39	260	262,374
3.70%, 09/15/46	363	259,647
3.50%, 09/30/49	477	324,616
3.10%, 11/30/51	355	219,357
ITC Holdings Corp., 5.30%, 07/01/43	200	180,483
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42(a)	641	582,046
Kentucky Utilities Co.
5.13%, 11/01/40	850	783,318
4.38%, 10/01/45	829	673,955
3.30%, 06/01/50	475	314,652
Louisville Gas and Electric Co., 4.25%, 04/01/49	854	670,361
Security	Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co.
5.80%, 10/15/36	$300	$ 302,014
4.80%, 09/15/43	163	144,950
4.40%, 10/15/44	829	683,742
4.25%, 05/01/46	300	240,434
3.95%, 08/01/47	400	305,171
3.65%, 08/01/48	413	301,096
4.25%, 07/15/49	943	759,021
3.15%, 04/15/50	613	399,708
2.70%, 08/01/52(a)	225	131,229
5.85%, 09/15/54	800	804,690
5.30%, 02/01/55	145	134,792
Mississippi Power Co.
4.25%, 03/15/42	363	291,906
3.10%, 07/30/51(a)	413	254,729
National Grid USA, 5.80%, 04/01/35	300	291,634
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	218,438
4.30%, 03/15/49	588	471,199
Nevada Power Co.
6.65%, 04/01/36	600	632,632
3.13%, 08/01/50(a)	329	205,219
5.90%, 05/01/53	100	98,041
6.00%, 03/15/54	450	448,823
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52(a)	454	275,990
5.25%, 02/28/53	950	856,297
5.55%, 03/15/54	1,250	1,167,694
Northern States Power Co.
6.20%, 07/01/37(a)	400	419,872
5.35%, 11/01/39	350	336,205
3.40%, 08/15/42	130	96,116
4.13%, 05/15/44	250	197,294
4.00%, 08/15/45	250	192,763
3.60%, 05/15/46	500	361,577
3.60%, 09/15/47	953	682,832
2.90%, 03/01/50	366	228,841
2.60%, 06/01/51	700	404,975
3.20%, 04/01/52	145	94,267
4.50%, 06/01/52	626	518,189
5.10%, 05/15/53(a)	600	543,726
5.40%, 03/15/54	720	682,917
NorthWestern Corp., 4.18%, 11/15/44(a)	350	270,700
NSTAR Electric Co.
5.50%, 03/15/40	100	96,140
3.10%, 06/01/51(a)	250	160,847
4.55%, 06/01/52	381	314,217
4.95%, 09/15/52	225	198,617
Oglethorpe Power Corp.
5.95%, 11/01/39	350	338,005
5.38%, 11/01/40	300	273,626
4.50%, 04/01/47	479	376,880
5.05%, 10/01/48	829	716,407
3.75%, 08/01/50	163	112,820
6.20%, 12/01/53(b)	425	422,346
Ohio Edison Co., 6.88%, 07/15/36	300	322,861
Ohio Power Co.
4.15%, 04/01/48	1,004	762,499
2.90%, 10/01/51	609	364,581
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	450	350,395
3.85%, 08/15/47	150	110,309
5.60%, 04/01/53	270	259,508
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	$163	$ 154,861
4.55%, 12/01/41	350	303,675
5.30%, 06/01/42	295	281,783
3.75%, 04/01/45	163	123,214
3.80%, 09/30/47	104	77,488
4.10%, 11/15/48	413	322,574
3.80%, 06/01/49	829	617,955
3.10%, 09/15/49	909	591,898
3.70%, 05/15/50	470	338,505
2.70%, 11/15/51	626	365,030
4.60%, 06/01/52	500	420,552
4.95%, 09/15/52(a)	800	711,076
5.35%, 10/01/52	300	279,578
Pacific Gas and Electric Co.
5.80%, 05/15/34	300	292,921
4.50%, 07/01/40	2,084	1,691,075
3.30%, 08/01/40	941	655,754
4.20%, 06/01/41	712	547,242
4.45%, 04/15/42	625	488,178
3.75%, 08/15/42	350	249,318
4.60%, 06/15/43	475	376,374
4.75%, 02/15/44	613	494,511
4.30%, 03/15/45	476	355,128
4.25%, 03/15/46(a)	875	648,958
4.00%, 12/01/46	510	360,834
3.95%, 12/01/47	655	459,267
4.95%, 07/01/50(a)	2,971	2,416,379
3.50%, 08/01/50(a)	1,745	1,119,176
5.25%, 03/01/52	543	456,404
6.75%, 01/15/53	1,530	1,577,364
6.70%, 04/01/53	665	683,327
PacifiCorp.
5.25%, 06/15/35	163	154,447
5.75%, 04/01/37	500	486,478
6.25%, 10/15/37	700	708,610
6.35%, 07/15/38	243	248,281
6.00%, 01/15/39	500	497,493
4.10%, 02/01/42	263	199,907
4.13%, 01/15/49	829	613,544
4.15%, 02/15/50	763	569,301
3.30%, 03/15/51	1,000	624,187
2.90%, 06/15/52	926	523,141
5.35%, 12/01/53	1,150	1,003,864
5.50%, 05/15/54(a)	1,135	1,013,861
5.80%, 01/15/55	1,550	1,430,196
PECO Energy Co.
5.95%, 10/01/36	260	266,054
3.90%, 03/01/48	829	639,619
3.00%, 09/15/49	126	80,222
2.80%, 06/15/50	100	60,889
3.05%, 03/15/51	57	36,412
2.85%, 09/15/51	243	147,900
4.60%, 05/15/52	300	254,743
4.38%, 08/15/52	200	162,616
Potomac Electric Power Co.
6.50%, 11/15/37	450	482,580
4.15%, 03/15/43	563	455,842
5.50%, 03/15/54	300	288,772
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	261,755
4.75%, 07/15/43	163	143,676
4.15%, 10/01/45(a)	300	240,235
Security	Par (000)	Value
Electric Utilities (continued)
PPL Electric Utilities Corp. (continued)
3.95%, 06/01/47	$400	$ 307,846
4.15%, 06/15/48	500	397,960
3.00%, 10/01/49	110	71,300
5.25%, 05/15/53	500	467,183
Progress Energy, Inc., 6.00%, 12/01/39	800	788,137
Public Service Co. of Colorado
3.60%, 09/15/42	163	119,728
3.80%, 06/15/47	829	601,023
4.10%, 06/15/48	300	225,132
4.05%, 09/15/49	829	620,530
3.20%, 03/01/50	450	288,772
2.70%, 01/15/51	660	376,172
4.50%, 06/01/52	500	398,562
5.25%, 04/01/53	750	671,765
5.75%, 05/15/54	625	606,292
Public Service Co. of New Hampshire
3.60%, 07/01/49	229	164,368
5.15%, 01/15/53	275	253,055
Public Service Co. of Oklahoma, 3.15%, 08/15/51	130	81,390
Public Service Electric and Gas Co.
5.80%, 05/01/37	288	292,462
3.95%, 05/01/42	385	307,409
3.65%, 09/01/42	100	76,542
3.80%, 01/01/43	385	302,849
3.80%, 03/01/46	1,036	786,483
3.60%, 12/01/47	250	181,326
4.05%, 05/01/48	350	277,081
3.85%, 05/01/49	413	313,360
3.20%, 08/01/49	400	266,791
3.15%, 01/01/50	429	285,088
2.70%, 05/01/50	300	182,557
2.05%, 08/01/50	300	157,898
3.00%, 03/01/51	829	530,259
5.13%, 03/15/53	390	359,920
5.45%, 08/01/53	300	288,678
5.45%, 03/01/54	450	433,388
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	414,413
5.76%, 10/01/39	300	293,309
5.80%, 03/15/40(a)	413	405,814
5.64%, 04/15/41	250	241,966
4.30%, 05/20/45	400	322,370
4.22%, 06/15/48	413	321,436
3.25%, 09/15/49	370	239,535
2.89%, 09/15/51	300	179,871
5.45%, 06/01/53	320	302,340
San Diego Gas & Electric Co.
6.00%, 06/01/39(a)	400	403,808
4.50%, 08/15/40	500	432,846
3.75%, 06/01/47	300	219,162
4.15%, 05/15/48	929	731,056
4.10%, 06/15/49	700	537,002
3.32%, 04/15/50	300	196,966
2.95%, 08/15/51	600	376,077
3.70%, 03/15/52	400	282,149
5.35%, 04/01/53	895	827,486
5.55%, 04/15/54	450	429,866
Sempra
3.80%, 02/01/38	1,129	896,301
6.00%, 10/15/39	700	685,109
4.00%, 02/01/48	829	612,994
Sierra Pacific Power Co., 5.90%, 03/15/54(b)	550	538,927

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co.
5.20%, 06/01/34	$500	$ 476,974
5.75%, 04/01/35	300	299,259
5.35%, 07/15/35	300	288,692
5.63%, 02/01/36	300	292,385
5.95%, 02/01/38	413	409,656
6.05%, 03/15/39	700	695,780
4.50%, 09/01/40	804	676,117
4.05%, 03/15/42	340	263,978
3.90%, 03/15/43	207	157,483
4.65%, 10/01/43	1,038	872,555
3.60%, 02/01/45	163	116,115
4.00%, 04/01/47	1,779	1,331,461
4.13%, 03/01/48	1,279	974,366
4.88%, 03/01/49	563	477,672
3.65%, 02/01/50(a)	1,279	890,953
2.95%, 02/01/51	1,000	609,520
3.65%, 06/01/51	629	434,732
3.45%, 02/01/52	980	653,333
5.45%, 06/01/52	243	223,113
5.70%, 03/01/53	465	443,309
5.88%, 12/01/53	570	555,024
5.75%, 04/15/54	450	431,919
Southern Co.
4.25%, 07/01/36	550	474,248
4.40%, 07/01/46	1,920	1,563,162
Southern Power Co.
5.15%, 09/15/41(a)	725	649,249
5.25%, 07/15/43	413	369,414
4.95%, 12/15/46	829	704,218
Southwestern Electric Power Co.
6.20%, 03/15/40	300	304,115
3.90%, 04/01/45	340	245,528
3.85%, 02/01/48	413	291,829
3.25%, 11/01/51(a)	229	143,465
Southwestern Public Service Co.
4.50%, 08/15/41	300	244,447
3.40%, 08/15/46	100	66,468
3.70%, 08/15/47	413	283,353
3.75%, 06/15/49	829	578,889
3.15%, 05/01/50	454	282,920
Tampa Electric Co.
4.10%, 06/15/42	113	90,288
4.35%, 05/15/44	300	241,921
4.30%, 06/15/48(a)	329	259,360
4.45%, 06/15/49(a)	961	777,606
3.63%, 06/15/50(a)	300	209,312
3.45%, 03/15/51	100	66,045
5.00%, 07/15/52(a)	175	152,280
Toledo Edison Co., 6.15%, 05/15/37	276	281,713
Tucson Electric Power Co.
4.85%, 12/01/48(a)	163	138,128
4.00%, 06/15/50	500	366,060
3.25%, 05/01/51	130	82,979
5.50%, 04/15/53	250	235,267
Union Electric Co.
5.30%, 08/01/37	300	290,491
8.45%, 03/15/39	300	368,037
3.90%, 09/15/42	340	267,503
3.65%, 04/15/45	285	207,860
4.00%, 04/01/48	854	648,038
3.25%, 10/01/49(a)	413	272,383
Security	Par (000)	Value
Electric Utilities (continued)
Union Electric Co. (continued)
2.63%, 03/15/51	$500	$ 290,071
3.90%, 04/01/52	629	470,514
5.45%, 03/15/53	550	515,745
5.25%, 01/15/54	350	318,540
Virginia Electric and Power Co.
6.00%, 01/15/36	829	842,168
6.00%, 05/15/37	963	968,430
6.35%, 11/30/37	1,000	1,038,878
8.88%, 11/15/38	950	1,214,300
4.00%, 01/15/43(a)	638	501,557
4.65%, 08/15/43	413	352,675
4.45%, 02/15/44(a)	538	446,621
4.20%, 05/15/45	300	238,198
4.00%, 11/15/46	425	322,444
3.80%, 09/15/47	413	300,682
4.60%, 12/01/48	474	391,769
3.30%, 12/01/49	209	139,019
2.45%, 12/15/50	1,066	584,034
2.95%, 11/15/51	1,013	617,013
4.63%, 05/15/52	529	435,116
5.45%, 04/01/53	735	688,620
5.70%, 08/15/53(a)	450	437,832
5.35%, 01/15/54(a)	325	301,438
Wisconsin Electric Power Co.
5.70%, 12/01/36	500	500,902
4.30%, 10/15/48(a)	620	497,609
Wisconsin Power and Light Co., 6.38%, 08/15/37	200	206,645
Wisconsin Public Service Corp.
3.67%, 12/01/42	100	75,986
4.75%, 11/01/44(a)	400	346,075
3.30%, 09/01/49(a)	516	344,846
2.85%, 12/01/51	153	92,136
Xcel Energy, Inc.
6.50%, 07/01/36	650	672,284
3.50%, 12/01/49	530	351,938
		232,402,662
Electrical Equipment — 0.1%
Eaton Corp.
4.15%, 11/02/42	913	761,833
4.70%, 08/23/52	900	795,190
Emerson Electric Co.
5.25%, 11/15/39	250	242,450
2.75%, 10/15/50	829	507,440
2.80%, 12/21/51	857	526,431
		2,833,344
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.
4.70%, 03/15/37	100	89,556
5.75%, 08/15/40	350	336,835
4.75%, 03/15/42	550	474,750
5.35%, 11/15/48	620	568,976
3.90%, 11/15/49	163	120,821
4.38%, 11/15/57	745	568,767
5.85%, 11/15/68	496	470,218
5.45%, 11/15/79	963	849,720
Honeywell International, Inc.
5.00%, 03/01/35	650	630,927
5.70%, 03/15/36(a)	450	461,009
5.70%, 03/15/37(a)	400	406,373
5.38%, 03/01/41	400	393,340
3.81%, 11/21/47	413	315,134
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Honeywell International, Inc. (continued)
2.80%, 06/01/50	$759	$ 489,083
5.25%, 03/01/54	1,625	1,540,267
5.35%, 03/01/64	625	592,684
Tyco Electronics Group SA, 7.13%, 10/01/37	325	364,178
		8,672,638
Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,026	963,528
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc., 4.08%, 12/15/47	1,243	969,473
Halliburton Co.
4.85%, 11/15/35(a)	829	780,588
6.70%, 09/15/38	800	861,181
7.45%, 09/15/39	930	1,075,807
4.50%, 11/15/41	450	381,498
4.75%, 08/01/43	836	725,948
5.00%, 11/15/45	1,709	1,529,640
NOV, Inc., 3.95%, 12/01/42	1,117	820,350
		8,108,013
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.05%, 03/15/42	3,950	3,162,024
5.14%, 03/15/52	5,414	4,146,658
5.39%, 03/15/62	2,750	2,105,585
		9,414,267
Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, 3.96%, 03/01/52(a)	66	51,307
Republic Services, Inc.
6.20%, 03/01/40	400	419,503
5.70%, 05/15/41	700	691,081
3.05%, 03/01/50	250	163,794
Waste Connections, Inc.
3.05%, 04/01/50	329	212,256
2.95%, 01/15/52	725	454,599
Waste Management, Inc.
2.95%, 06/01/41	570	405,935
4.10%, 03/01/45	530	435,836
4.15%, 07/15/49	663	535,678
2.50%, 11/15/50	450	262,258
		3,632,247
Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,175	885,469
American Express Co., 4.05%, 12/03/42	1,200	997,173
CI Financial Corp., 4.10%, 06/15/51	709	416,427
CME Group, Inc.
5.30%, 09/15/43	829	809,810
4.15%, 06/15/48	750	617,854
Franklin Resources, Inc., 2.95%, 08/12/51	225	134,938
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,029	700,947
4.25%, 09/21/48	1,363	1,097,546
3.00%, 06/15/50	1,259	798,574
4.95%, 06/15/52(a)	1,221	1,092,615
3.00%, 09/15/60	1,235	723,958
5.20%, 06/15/62	925	838,775
Invesco Finance PLC, 5.38%, 11/30/43	513	475,190
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	946,373
Legg Mason, Inc., 5.63%, 01/15/44	516	497,075
Security	Par (000)	Value
Financial Services (continued)
Mastercard, Inc.
3.80%, 11/21/46	$550	$ 427,270
3.95%, 02/26/48	450	359,621
3.65%, 06/01/49	963	721,307
3.85%, 03/26/50	1,444	1,118,331
2.95%, 03/15/51(a)	704	459,306
Nasdaq, Inc.
2.50%, 12/21/40	300	191,363
3.25%, 04/28/50	430	280,949
3.95%, 03/07/52	2,750	1,994,169
5.95%, 08/15/53(a)	250	246,713
6.10%, 06/28/63(a)	100	100,128
Raymond James Financial, Inc.
4.95%, 07/15/46	663	582,193
3.75%, 04/01/51	775	555,608
Visa, Inc.
4.15%, 12/14/35	1,413	1,286,294
2.70%, 04/15/40	829	587,459
4.30%, 12/14/45	3,250	2,754,493
3.65%, 09/15/47	676	513,160
2.00%, 08/15/50(a)	1,736	945,887
Voya Financial, Inc.
5.70%, 07/15/43	413	387,738
4.80%, 06/15/46	255	209,103
Western Union Co., 6.20%, 11/17/36(a)	433	430,798
		25,184,614
Food Products — 1.5%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	700	691,153
4.54%, 03/26/42	350	298,420
4.02%, 04/16/43	59	45,681
3.75%, 09/15/47(a)	354	257,735
4.50%, 03/15/49	829	682,060
2.70%, 09/15/51(a)	600	357,661
Campbell Soup Co.
4.80%, 03/15/48	620	525,983
3.13%, 04/24/50	390	245,186
Conagra Brands, Inc.
5.30%, 11/01/38	829	759,319
5.40%, 11/01/48	823	737,947
General Mills, Inc.
5.40%, 06/15/40	800	763,380
4.70%, 04/17/48(a)	400	341,035
3.00%, 02/01/51(a)	371	229,127
Hershey Co.
3.13%, 11/15/49	413	278,224
2.65%, 06/01/50	300	181,927
Hormel Foods Corp., 3.05%, 06/03/51(a)	413	263,442
Ingredion, Inc., 3.90%, 06/01/50(a)	413	287,947
J M Smucker Co.
4.25%, 03/15/35	613	538,773
2.75%, 09/15/41	200	129,189
6.50%, 11/15/43	650	677,161
4.38%, 03/15/45	563	457,222
3.55%, 03/15/50(a)	330	221,952
6.50%, 11/15/53(a)	1,005	1,056,321
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	800	554,861
6.50%, 12/01/52	1,375	1,301,642
7.25%, 11/15/53(b)	700	719,839
Kellanova, 4.50%, 04/01/46	478	391,180

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	$400	$ 382,716
Kraft Heinz Foods Co.
5.00%, 07/15/35(a)	671	639,874
6.88%, 01/26/39	813	885,589
4.63%, 10/01/39	338	292,220
6.50%, 02/09/40	421	442,637
5.00%, 06/04/42	1,587	1,417,430
5.20%, 07/15/45	1,478	1,332,113
4.38%, 06/01/46	2,452	1,964,389
4.88%, 10/01/49	1,437	1,233,898
5.50%, 06/01/50	763	714,516
Kroger Co.
6.90%, 04/15/38(a)	350	381,425
5.40%, 07/15/40(a)	900	849,755
5.15%, 08/01/43	259	232,100
3.88%, 10/15/46	513	374,301
4.45%, 02/01/47	779	630,226
4.65%, 01/15/48	313	260,827
5.40%, 01/15/49	713	664,318
3.95%, 01/15/50	525	394,449
McCormick & Co., Inc., 4.20%, 08/15/47(a)	360	285,981
Mondelez International, Inc., 2.63%, 09/04/50	955	563,646
Pilgrim’ s Pride Corp., 6.88%, 05/15/34	465	482,009
Sysco Corp.
5.38%, 09/21/35	350	343,278
6.60%, 04/01/40	350	371,956
4.85%, 10/01/45	397	341,197
4.50%, 04/01/46	428	351,401
4.45%, 03/15/48	413	334,167
3.30%, 02/15/50	400	266,826
6.60%, 04/01/50(a)	1,179	1,279,859
3.15%, 12/14/51	1,000	636,469
Tyson Foods, Inc.
4.88%, 08/15/34(a)	375	347,289
5.15%, 08/15/44	338	293,343
4.55%, 06/02/47	763	602,377
5.10%, 09/28/48	1,368	1,170,284
		33,757,232
Gas Utilities — 0.6%
Atmos Energy Corp.
4.15%, 01/15/43(a)	26	21,518
4.13%, 10/15/44	640	520,711
4.30%, 10/01/48	538	435,314
4.13%, 03/15/49	315	247,394
3.38%, 09/15/49	520	355,876
2.85%, 02/15/52	650	394,262
5.75%, 10/15/52	500	498,783
6.20%, 11/15/53(a)	550	583,811
CenterPoint Energy Resources Corp.
5.85%, 01/15/41(a)	163	162,303
4.10%, 09/01/47	330	253,601
NiSource, Inc.
5.95%, 06/15/41	319	313,081
5.25%, 02/15/43	301	272,223
4.80%, 02/15/44	763	649,286
5.65%, 02/01/45	428	400,833
4.38%, 05/15/47(a)	963	761,246
3.95%, 03/30/48	775	568,352
5.00%, 06/15/52	450	389,101
ONE Gas, Inc.
4.66%, 02/01/44	563	483,597
Security	Par (000)	Value
Gas Utilities (continued)
ONE Gas, Inc. (continued)
4.50%, 11/01/48(a)	$350	$ 288,032
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	213,699
3.64%, 11/01/46	255	176,585
3.35%, 06/01/50(a)	329	209,404
5.05%, 05/15/52	325	279,045
Southern California Gas Co.
3.75%, 09/15/42	600	455,371
4.13%, 06/01/48	163	124,571
4.30%, 01/15/49	404	316,544
3.95%, 02/15/50	350	258,224
6.35%, 11/15/52	325	341,584
5.75%, 06/01/53	320	309,695
5.60%, 04/01/54	400	379,835
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	550	533,954
4.40%, 06/01/43	261	208,287
3.95%, 10/01/46	620	453,708
4.40%, 05/30/47	450	357,120
3.15%, 09/30/51	845	517,921
Southwest Gas Corp.
4.15%, 06/01/49	100	73,762
3.18%, 08/15/51	695	425,132
Washington Gas Light Co.
3.80%, 09/15/46	350	251,593
3.65%, 09/15/49	413	289,911
		13,775,269
Ground Transportation — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	264,919
6.15%, 05/01/37(a)	650	688,634
5.75%, 05/01/40	750	757,740
5.05%, 03/01/41	450	419,643
5.40%, 06/01/41	500	485,233
4.95%, 09/15/41	250	230,389
4.40%, 03/15/42	847	725,563
4.38%, 09/01/42	563	478,795
4.45%, 03/15/43	930	793,860
5.15%, 09/01/43	713	669,769
4.90%, 04/01/44	1,013	916,583
4.55%, 09/01/44	813	699,757
4.15%, 04/01/45	1,013	821,971
4.70%, 09/01/45	338	295,771
3.90%, 08/01/46	309	238,518
4.13%, 06/15/47	763	609,921
4.05%, 06/15/48	829	654,684
4.15%, 12/15/48	913	730,754
3.55%, 02/15/50	931	664,532
3.05%, 02/15/51	329	212,452
3.30%, 09/15/51	829	561,516
2.88%, 06/15/52	575	353,971
4.45%, 01/15/53	1,000	833,445
5.20%, 04/15/54	1,510	1,413,083
Canadian National Railway Co.
6.25%, 08/01/34	400	427,195
6.20%, 06/01/36	450	476,353
6.38%, 11/15/37(a)	250	267,716
3.20%, 08/02/46	585	411,656
3.65%, 02/03/48	593	448,469
2.45%, 05/01/50(a)	1,174	684,839
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Canadian National Railway Co. (continued)
4.40%, 08/05/52(a)	$793	$ 664,669
6.13%, 11/01/53(a)	310	336,815
Canadian Pacific Railway Co.
4.80%, 09/15/35	163	151,474
5.95%, 05/15/37	500	503,956
3.00%, 12/02/41(a)	992	835,958
4.30%, 05/15/43(a)	400	328,838
4.80%, 08/01/45	519	453,339
4.95%, 08/15/45	450	396,785
4.70%, 05/01/48	513	431,460
3.50%, 05/01/50	463	323,597
3.10%, 12/02/51	1,692	1,086,237
4.20%, 11/15/69	377	278,735
6.13%, 09/15/2115	963	952,407
CSX Corp.
6.00%, 10/01/36	300	311,941
6.15%, 05/01/37	650	684,288
6.22%, 04/30/40	550	578,722
5.50%, 04/15/41	500	487,781
4.75%, 05/30/42	1,011	898,841
4.10%, 03/15/44	750	607,101
3.80%, 11/01/46(a)	750	568,029
4.30%, 03/01/48	995	809,681
4.75%, 11/15/48	450	392,999
4.50%, 03/15/49	829	694,767
3.35%, 09/15/49	590	404,990
3.80%, 04/15/50	554	411,604
3.95%, 05/01/50	571	435,428
2.50%, 05/15/51	425	244,205
4.50%, 11/15/52	650	544,671
4.50%, 08/01/54	413	343,699
4.25%, 11/01/66	663	501,564
4.65%, 03/01/68(a)	413	336,953
Norfolk Southern Corp.
4.84%, 10/01/41	600	536,432
3.95%, 10/01/42	626	491,979
4.45%, 06/15/45	563	467,155
4.65%, 01/15/46	775	656,476
3.94%, 11/01/47	745	562,065
4.15%, 02/28/48(a)	713	558,033
4.10%, 05/15/49	400	306,571
3.40%, 11/01/49	276	189,078
3.05%, 05/15/50	875	554,250
2.90%, 08/25/51	626	379,323
4.05%, 08/15/52	829	626,523
3.70%, 03/15/53	272	191,468
4.55%, 06/01/53	675	557,840
5.35%, 08/01/54	1,150	1,072,807
3.16%, 05/15/55	854	527,479
5.95%, 03/15/64	525	526,002
4.10%, 05/15/2121(a)	579	397,356
Union Pacific Corp.
3.38%, 02/01/35	413	344,354
2.89%, 04/06/36	700	548,669
3.60%, 09/15/37	436	357,669
3.55%, 08/15/39	500	396,221
3.20%, 05/20/41	925	686,572
3.38%, 02/14/42	493	370,629
4.05%, 11/15/45(a)	163	129,602
4.05%, 03/01/46	466	366,571
4.50%, 09/10/48(a)	413	345,972
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
4.30%, 03/01/49	$550	$ 445,839
3.25%, 02/05/50	1,711	1,170,174
3.80%, 10/01/51	1,013	757,083
2.95%, 03/10/52(a)	1,086	684,138
4.95%, 09/09/52	550	501,911
3.50%, 02/14/53	1,316	924,572
4.95%, 05/15/53	625	568,232
3.95%, 08/15/59	645	470,162
3.84%, 03/20/60	1,876	1,340,504
3.55%, 05/20/61	977	654,519
2.97%, 09/16/62	1,000	581,003
5.15%, 01/20/63	200	181,325
4.10%, 09/15/67	400	295,037
3.75%, 02/05/70	650	445,261
3.80%, 04/06/71	1,159	799,861
3.85%, 02/14/72	451	315,788
		55,521,770
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,566	1,485,466
6.15%, 11/30/37	500	532,637
6.00%, 04/01/39	500	528,444
5.30%, 05/27/40	613	604,888
4.75%, 04/15/43	563	516,152
4.90%, 11/30/46	3,125	2,866,916
Baxter International, Inc.
3.50%, 08/15/46	238	162,174
3.13%, 12/01/51	671	412,507
Boston Scientific Corp.
6.50%, 11/15/35	240	258,965
4.55%, 03/01/39(a)	565	507,234
7.38%, 01/15/40	250	286,072
4.70%, 03/01/49(a)	764	661,894
Danaher Corp.
4.38%, 09/15/45	375	321,138
2.60%, 10/01/50	1,038	615,418
2.80%, 12/10/51	1,060	650,567
DH Europe Finance II SARL
3.25%, 11/15/39	954	732,303
3.40%, 11/15/49	958	673,015
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	815	868,690
Koninklijke Philips NV
6.88%, 03/11/38	674	715,915
5.00%, 03/15/42	413	360,501
Medtronic, Inc.
4.38%, 03/15/35	1,938	1,782,326
4.63%, 03/15/45	1,700	1,510,375
Revvity, Inc., 3.63%, 03/15/51	300	199,897
Solventum Corp.(b)
5.90%, 04/30/54	1,025	956,984
6.00%, 05/15/64	1,025	948,882
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	500	353,900
Stryker Corp.
4.10%, 04/01/43	425	344,460
4.38%, 05/15/44	350	295,087
4.63%, 03/15/46	836	721,569
2.90%, 06/15/50(a)	638	408,159
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41(a)	1,177	812,588
5.40%, 08/10/43(a)	485	473,030
5.30%, 02/01/44	400	381,526

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc. (continued)
4.10%, 08/15/47	$663	$ 531,649
Zimmer Biomet Holdings, Inc.(a)
5.75%, 11/30/39	250	242,103
4.45%, 08/15/45	688	580,152
		24,303,583
Health Care Providers & Services — 4.5%
AdventHealth Obligated Group, 2.80%, 11/15/51(a)	66	41,063
Adventist Health System, 3.63%, 03/01/49	127	89,226
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	22,263
3.39%, 10/15/49	1,585	1,114,007
3.01%, 06/15/50(a)	198	128,282
Aetna, Inc.
6.63%, 06/15/36	700	736,789
6.75%, 12/15/37	400	426,490
4.50%, 05/15/42	253	208,236
4.13%, 11/15/42	400	308,853
4.75%, 03/15/44	849	704,985
3.88%, 08/15/47	869	623,854
AHS Hospital Corp., 2.78%, 07/01/51	961	587,895
Allina Health System, Series 2019, 3.89%, 04/15/49	142	106,428
Ascension Health
3.11%, 11/15/39	1,500	1,121,968
3.95%, 11/15/46	1,243	993,466
Banner Health
2.91%, 01/01/42	1,140	795,976
3.18%, 01/01/50	118	79,311
2.91%, 01/01/51(a)	231	145,656
BayCare Health System, Inc., 3.83%, 11/15/50	213	163,618
Baylor Scott & White Holdings, 2.84%, 11/15/50(a)	2,496	1,589,797
Bon Secours Mercy Health, Inc., 3.21%, 06/01/50	110	72,539
Catholic Health Services of Long Island Obligated Group, 3.37%, 07/01/50	145	94,073
Children’s Hospital Corp., 4.12%, 01/01/47	130	106,389
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	836,851
Children’s Hospital of Philadelphia, 2.70%, 07/01/50(a)	93	57,388
City of Hope, 5.62%, 11/15/43	610	583,514
Cleveland Clinic Foundation, 4.86%, 01/01/2114	250	214,841
CommonSpirit Health
5.32%, 12/01/34	405	390,600
3.82%, 10/01/49(a)	1,437	1,065,949
4.19%, 10/01/49	1,761	1,374,951
6.46%, 11/01/52(a)	343	375,920
5.55%, 12/01/54	705	672,771
Community Health Network, Inc., 3.10%, 05/01/50	225	143,530
Corewell Health Obligated Group, 3.49%, 07/15/49	1,000	720,125
Cottage Health Obligated Group, 3.30%, 11/01/49	1,000	695,220
Dartmouth-Hitchcock Health, 4.18%, 08/01/48	1,164	878,532
Dignity Health, 5.27%, 11/01/64	26	22,972
Duke University Health System, Inc., 3.92%, 06/01/47(a)	862	678,333
Elevance Health, Inc.
5.95%, 12/15/34	350	356,800
6.38%, 06/15/37	350	364,845
4.63%, 05/15/42	775	670,415
4.65%, 01/15/43	859	739,676
5.10%, 01/15/44	745	675,083
4.65%, 08/15/44	888	757,398
4.38%, 12/01/47	1,479	1,193,448
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
4.55%, 03/01/48	$820	$ 680,469
3.70%, 09/15/49	800	573,721
3.13%, 05/15/50	999	650,978
3.60%, 03/15/51	1,220	857,582
4.55%, 05/15/52	1,029	847,350
6.10%, 10/15/52	610	624,402
5.13%, 02/15/53	1,000	901,761
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	326	289,738
Hackensack Meridian Health, Inc.
2.88%, 09/01/50	657	422,279
4.50%, 07/01/57	1,000	824,069
Series 2020, 2.68%, 09/01/41	126	84,882
Hartford HealthCare Corp., 3.45%, 07/01/54	113	76,642
HCA, Inc.
5.13%, 06/15/39	679	611,316
4.38%, 03/15/42	500	399,494
5.50%, 06/15/47	1,479	1,329,590
5.25%, 06/15/49	1,856	1,606,057
3.50%, 07/15/51	1,545	1,002,606
4.63%, 03/15/52	1,906	1,492,875
5.90%, 06/01/53	985	927,975
6.00%, 04/01/54	1,490	1,420,014
6.10%, 04/01/64	775	733,913
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	1,127	858,238
Humana, Inc.
4.63%, 12/01/42	829	687,863
4.95%, 10/01/44	563	482,502
4.80%, 03/15/47	480	398,091
3.95%, 08/15/49	375	275,319
5.50%, 03/15/53	750	683,755
5.75%, 04/15/54	525	493,307
Indiana University Health, Inc. Obligated Group, 2.85%, 11/01/51	1,413	901,140
Inova Health System Foundation, 4.07%, 05/15/52	25	19,926
Integris Baptist Medical Center, Inc., 3.88%, 08/15/50	122	87,348
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	876,791
Kaiser Foundation Hospitals
2.81%, 06/01/41	1,430	1,003,050
4.15%, 05/01/47	919	744,539
3.27%, 11/01/49(a)	243	168,987
3.00%, 06/01/51	3,055	1,975,929
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	615,363
Mass General Brigham, Inc.
3.77%, 07/01/48	600	456,562
3.19%, 07/01/49(a)	913	624,914
3.34%, 07/01/60	329	212,998
Mayo Clinic(a)
4.13%, 11/15/52	225	183,380
3.20%, 11/15/61	1,801	1,158,531
MedStar Health, Inc., 3.63%, 08/15/49(a)	25	18,049
Memorial Health Services, 3.45%, 11/01/49	323	230,320
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	121,992
2.96%, 01/01/50	1,505	983,686
4.13%, 07/01/52(a)	130	103,855
Methodist Hospital, 2.71%, 12/01/50	942	575,558
Montefiore Obligated Group, 4.29%, 09/01/50	300	179,908
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	$103	$ 76,819
Mount Sinai Hospital
3.98%, 07/01/48	1,500	1,154,141
3.74%, 07/01/49(a)	225	161,990
3.39%, 07/01/50	120	78,097
MultiCare Health System, 2.80%, 08/15/50	200	114,537
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	21,937
New York and Presbyterian Hospital
2.26%, 08/01/40	413	270,991
4.02%, 08/01/45	97	78,865
2.61%, 08/01/60(a)	413	224,870
3.95%, 08/01/2119	270	186,871
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	130	99,775
3.81%, 11/01/49	1,544	1,097,850
Novant Health, Inc.
2.64%, 11/01/36	66	48,530
3.17%, 11/01/51(a)	1,858	1,216,145
3.32%, 11/01/61	141	88,347
NYU Langone Hospitals
5.75%, 07/01/43(a)	500	508,696
4.37%, 07/01/47(a)	645	544,681
3.38%, 07/01/55	500	333,910
OhioHealth Corp., 2.83%, 11/15/41	272	189,711
Orlando Health Obligated Group, 3.33%, 10/01/50(a)	125	85,883
PeaceHealth Obligated Group, 3.22%, 11/15/50	66	42,109
Piedmont Healthcare, Inc., 2.72%, 01/01/42	106	71,745
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	97,613
Providence St Joseph Health Obligated Group, 2.70%, 10/01/51(a)	2,499	1,434,094
Queen’s Health Systems, 4.81%, 07/01/52	60	53,318
Quest Diagnostics, Inc., 4.70%, 03/30/45	363	311,680
Rady Children’s Hospital-San Diego, 3.15%, 08/15/51	57	38,418
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,150	907,879
Seattle Children’s Hospital, 2.72%, 10/01/50(a)	113	69,837
Sentara Healthcare, 2.93%, 11/01/51	63	40,008
Stanford Health Care
3.80%, 11/15/48	250	190,739
3.03%, 08/15/51(a)	579	376,235
Summa Health, 3.51%, 11/15/51(a)	130	90,712
Sutter Health
3.16%, 08/15/40	115	84,356
4.09%, 08/15/48	27	21,593
3.36%, 08/15/50	800	549,225
5.55%, 08/15/53	915	905,113
Texas Health Resources, 2.33%, 11/15/50	107	60,256
Trinity Health Corp.
2.63%, 12/01/40	29	19,922
4.13%, 12/01/45	1,500	1,236,173
3.43%, 12/01/48(a)	64	47,716
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	194,523
UnitedHealth Group, Inc.
4.63%, 07/15/35	58	54,397
5.80%, 03/15/36	1,000	1,028,678
6.50%, 06/15/37	500	540,570
6.63%, 11/15/37	800	872,610
6.88%, 02/15/38	926	1,036,288
3.50%, 08/15/39	1,384	1,087,084
2.75%, 05/15/40	1,175	823,006
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
5.95%, 02/15/41(a)	$26	$ 26,675
3.05%, 05/15/41	1,639	1,185,947
4.63%, 11/15/41	496	439,066
4.38%, 03/15/42	650	557,036
3.95%, 10/15/42	597	482,352
4.25%, 03/15/43	663	559,746
4.75%, 07/15/45	1,343	1,194,887
4.20%, 01/15/47	620	501,114
4.25%, 04/15/47	829	676,771
3.75%, 10/15/47	863	645,520
4.25%, 06/15/48	1,160	944,243
4.45%, 12/15/48	1,579	1,326,334
3.70%, 08/15/49	1,243	914,599
2.90%, 05/15/50	1,069	675,010
3.25%, 05/15/51	1,858	1,248,582
4.75%, 05/15/52	2,000	1,739,910
5.88%, 02/15/53(a)	2,400	2,443,624
5.05%, 04/15/53	1,600	1,455,601
5.38%, 04/15/54	1,500	1,424,830
3.88%, 08/15/59	379	275,225
3.13%, 05/15/60(a)	1,150	704,589
4.95%, 05/15/62	1,000	872,734
6.05%, 02/15/63	1,400	1,448,527
5.20%, 04/15/63	1,805	1,644,194
5.50%, 04/15/64	1,500	1,423,385
UPMC, 5.38%, 05/15/43(a)	500	479,461
WakeMed, 3.29%, 10/01/52	59	39,765
Willis-Knighton Medical Center, 4.81%, 09/01/48	528	451,942
Yale-New Haven Health Services Corp., 2.50%, 07/01/50	57	32,430
		99,892,582
Health Care REITs — 0.1%
Healthpeak OP LLC, 6.75%, 02/01/41(a)	250	267,281
Ventas Realty LP
5.70%, 09/30/43	550	505,163
4.88%, 04/15/49(a)	300	243,064
Welltower OP LLC
6.50%, 03/15/41(a)	350	365,608
4.95%, 09/01/48	450	394,338
		1,775,454
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	213	166,317
McDonald’s Corp.
4.70%, 12/09/35(a)	696	648,619
6.30%, 10/15/37	600	631,983
6.30%, 03/01/38	829	871,943
5.70%, 02/01/39	300	298,790
4.88%, 07/15/40(a)	50	45,736
3.70%, 02/15/42	826	634,610
3.63%, 05/01/43	175	132,067
4.60%, 05/26/45	829	705,282
4.88%, 12/09/45	1,654	1,460,811
4.45%, 03/01/47	1,113	915,959
4.45%, 09/01/48	650	538,831
3.63%, 09/01/49	1,999	1,430,000
4.20%, 04/01/50	822	647,973
5.15%, 09/09/52	650	592,775
5.45%, 08/14/53	690	657,579
Starbucks Corp.
3.75%, 12/01/47	929	685,694
4.50%, 11/15/48	855	706,793

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. (continued)
4.45%, 08/15/49	$625	$ 510,079
3.35%, 03/12/50	754	505,211
3.50%, 11/15/50	935	651,067
		13,438,119
Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51(a)	450	285,089
MDC Holdings, Inc.
6.00%, 01/15/43	529	519,540
3.97%, 08/06/61	300	248,451
PulteGroup, Inc., 6.00%, 02/15/35	300	301,455
Whirlpool Corp.
4.50%, 06/01/46	413	320,941
4.60%, 05/15/50(a)	446	343,097
		2,018,573
Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	370	283,424
5.00%, 06/15/52	400	360,059
Kimberly-Clark Corp.
6.63%, 08/01/37	600	667,110
5.30%, 03/01/41	413	397,649
3.20%, 07/30/46	136	94,145
3.90%, 05/04/47	620	478,688
2.88%, 02/07/50(a)	660	427,451
		2,708,526
Industrial Conglomerates — 0.2%
3M Co.
5.70%, 03/15/37	600	612,092
3.13%, 09/19/46	363	238,787
3.63%, 10/15/47(a)	1,050	744,092
4.00%, 09/14/48(a)	829	637,865
3.25%, 08/26/49(a)	905	601,536
3.70%, 04/15/50(a)	638	454,560
		3,288,932
Insurance — 3.5%
Aflac, Inc.
4.00%, 10/15/46	515	391,017
4.75%, 01/15/49	493	426,552
Alleghany Corp.
4.90%, 09/15/44(a)	150	135,952
3.25%, 08/15/51	429	282,936
Allstate Corp.
5.55%, 05/09/35	450	447,673
5.95%, 04/01/36	350	358,227
4.50%, 06/15/43	422	354,189
4.20%, 12/15/46	829	646,633
3.85%, 08/10/49	309	227,607
(3-mo. LIBOR US + 2.12%), 6.50%, 05/15/67(c)	425	424,567
American Financial Group, Inc., 4.50%, 06/15/47	745	589,639
American International Group, Inc.
3.88%, 01/15/35	500	430,694
6.25%, 05/01/36	650	665,048
4.50%, 07/16/44	800	672,734
4.80%, 07/10/45	620	544,324
4.75%, 04/01/48(a)	929	807,337
4.38%, 06/30/50	863	700,172
Aon Corp., 6.25%, 09/30/40	155	160,411
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	450	270,046
Security	Par (000)	Value
Insurance (continued)
Aon Corp./Aon Global Holdings PLC (continued)
3.90%, 02/28/52	$839	$ 605,436
Aon Global Ltd.
4.60%, 06/14/44	488	405,650
4.75%, 05/15/45	588	498,981
Aon North America, Inc., 5.75%, 03/01/54	1,870	1,807,785
Arch Capital Finance LLC, 5.03%, 12/15/46	600	526,637
Arch Capital Group Ltd.
7.35%, 05/01/34	250	275,151
3.64%, 06/30/50	1,029	712,729
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	259	233,838
Arthur J Gallagher & Co.
5.45%, 07/15/34	400	388,584
3.50%, 05/20/51	763	507,657
3.05%, 03/09/52	300	179,776
5.75%, 03/02/53	494	467,018
6.75%, 02/15/54	685	737,610
5.75%, 07/15/54	505	479,702
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	400	270,505
Athene Holding Ltd.
3.95%, 05/25/51	394	276,951
3.45%, 05/15/52	700	430,997
6.25%, 04/01/54	1,025	996,284
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	700	732,112
4.40%, 05/15/42	676	602,870
4.30%, 05/15/43	563	488,371
4.20%, 08/15/48	2,184	1,814,051
4.25%, 01/15/49	1,879	1,578,578
2.85%, 10/15/50(a)	1,804	1,134,587
2.50%, 01/15/51(a)	628	372,303
3.85%, 03/15/52	2,567	1,942,408
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	911	829,836
Brighthouse Financial, Inc.
4.70%, 06/22/47	985	749,032
3.85%, 12/22/51	350	218,276
Brown & Brown, Inc., 4.95%, 03/17/52	570	471,566
Chubb Corp.
6.00%, 05/11/37	1,100	1,139,619
6.50%, 05/15/38	526	570,598
Chubb INA Holdings LLC
6.70%, 05/15/36	200	219,942
4.15%, 03/13/43	97	80,536
4.35%, 11/03/45	1,334	1,117,790
2.85%, 12/15/51(a)	838	530,857
3.05%, 12/15/61	836	516,751
Cincinnati Financial Corp., 6.13%, 11/01/34	310	320,579
Corebridge Financial, Inc.
4.35%, 04/05/42	525	420,913
4.40%, 04/05/52	1,155	886,166
Equitable Holdings, Inc., 5.00%, 04/20/48	1,204	1,042,208
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	1,213	792,160
3.13%, 10/15/52	965	582,128
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54(b)	790	780,996
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	257,115
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	500	509,581
6.10%, 10/01/41	176	178,827
4.30%, 04/15/43	500	409,037
4.40%, 03/15/48	350	286,205
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (continued)
3.60%, 08/19/49	$656	$ 466,000
2.90%, 09/15/51	629	385,232
Jackson Financial, Inc., 4.00%, 11/23/51	400	265,023
Lincoln National Corp.
6.30%, 10/09/37	363	357,970
7.00%, 06/15/40	250	264,668
4.35%, 03/01/48(a)	230	169,571
4.38%, 06/15/50	363	264,649
Loews Corp.
6.00%, 02/01/35	300	310,191
4.13%, 05/15/43	400	323,845
Manulife Financial Corp., 5.38%, 03/04/46	679	630,696
Markel Group, Inc.
5.00%, 04/05/46	400	345,955
4.30%, 11/01/47	220	168,913
5.00%, 05/20/49(a)	600	518,561
4.15%, 09/17/50	413	309,016
3.45%, 05/07/52(a)	575	375,753
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	375	340,662
4.35%, 01/30/47	513	420,279
4.20%, 03/01/48	288	228,370
4.90%, 03/15/49	1,279	1,126,899
2.90%, 12/15/51(a)	518	315,100
6.25%, 11/01/52	450	473,930
5.45%, 03/15/53	710	672,552
5.70%, 09/15/53	1,025	1,011,424
5.45%, 03/15/54	300	286,339
MetLife, Inc.
6.38%, 06/15/34	613	650,176
5.70%, 06/15/35	1,050	1,058,880
5.88%, 02/06/41	655	656,073
4.13%, 08/13/42	825	666,261
4.88%, 11/13/43	1,036	920,015
4.72%, 12/15/44	450	386,647
4.05%, 03/01/45	1,013	797,497
4.60%, 05/13/46	693	591,727
5.00%, 07/15/52	1,185	1,056,682
5.25%, 01/15/54(a)	1,150	1,069,633
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	336,937
Old Republic International Corp., 3.85%, 06/11/51	650	448,068
Principal Financial Group, Inc.
6.05%, 10/15/36	400	409,047
4.63%, 09/15/42	250	215,289
4.35%, 05/15/43(a)	300	248,958
4.30%, 11/15/46	213	169,465
5.50%, 03/15/53	325	302,402
Progressive Corp.
4.35%, 04/25/44	376	317,094
3.70%, 01/26/45	130	99,483
4.13%, 04/15/47	1,163	934,210
4.20%, 03/15/48	413	336,353
3.95%, 03/26/50	513	395,274
3.70%, 03/15/52	655	479,995
Prudential Financial, Inc.
5.70%, 12/14/36	900	909,730
6.63%, 12/01/37	300	325,313
3.00%, 03/10/40	379	273,350
4.60%, 05/15/44	763	647,295
3.91%, 12/07/47	763	569,565
4.42%, 03/27/48	450	366,077
Security	Par (000)	Value
Insurance (continued)
Prudential Financial, Inc. (continued)
3.94%, 12/07/49	$777	$ 576,890
4.35%, 02/25/50	1,204	961,815
3.70%, 03/13/51	1,511	1,083,276
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	370,691
Travelers Cos., Inc.
6.75%, 06/20/36	163	179,533
6.25%, 06/15/37	1,113	1,175,909
5.35%, 11/01/40	650	630,659
4.60%, 08/01/43	702	617,166
4.30%, 08/25/45	163	135,161
3.75%, 05/15/46	550	418,070
4.00%, 05/30/47	763	601,024
4.05%, 03/07/48	450	355,902
4.10%, 03/04/49	163	130,414
2.55%, 04/27/50	575	338,547
3.05%, 06/08/51	829	538,733
5.45%, 05/25/53(a)	700	684,799
Unum Group
5.75%, 08/15/42	463	435,526
4.50%, 12/15/49	163	124,670
4.13%, 06/15/51	875	624,274
W R Berkley Corp.
4.75%, 08/01/44	300	254,362
4.00%, 05/12/50	413	303,687
3.55%, 03/30/52	413	274,337
3.15%, 09/30/61(a)	300	170,227
Willis North America, Inc.
5.05%, 09/15/48	400	348,040
3.88%, 09/15/49	480	340,494
5.90%, 03/05/54	750	719,209
XL Group Ltd., 5.25%, 12/15/43(a)	300	271,941
		78,247,497
Interactive Media & Services — 0.5%
Alphabet, Inc.(a)
1.90%, 08/15/40	1,141	726,275
2.05%, 08/15/50	2,460	1,372,806
2.25%, 08/15/60	1,701	920,286
Meta Platforms, Inc.
4.45%, 08/15/52	2,624	2,184,577
5.60%, 05/15/53	2,245	2,226,452
4.65%, 08/15/62	1,425	1,185,398
5.75%, 05/15/63	1,590	1,584,496
		10,200,290
IT Services — 0.5%
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	700	646,885
5.30%, 02/05/54	1,200	1,094,539
International Business Machines Corp.
4.15%, 05/15/39	2,070	1,731,615
5.60%, 11/30/39	850	843,073
2.85%, 05/15/40	655	454,798
4.00%, 06/20/42	902	719,983
4.70%, 02/19/46(a)	491	425,143
4.25%, 05/15/49	2,795	2,219,799
2.95%, 05/15/50	764	472,752
3.43%, 02/09/52	550	368,051
4.90%, 07/27/52(a)	800	701,175
5.10%, 02/06/53	750	678,869

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
7.13%, 12/01/96	$150	$ 179,790
Kyndryl Holdings, Inc., 4.10%, 10/15/41	479	351,052
		10,887,524
Leisure Products — 0.1%
Brunswick Corp., 5.10%, 04/01/52(a)	329	251,682
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	246	196,482
Hasbro, Inc.
6.35%, 03/15/40	463	461,041
5.10%, 05/15/44(a)	255	214,349
Mattel, Inc., 5.45%, 11/01/41(a)	250	218,805
		1,342,359
Machinery — 0.7%
ABB Finance USA, Inc., 4.38%, 05/08/42	550	479,174
Caterpillar, Inc.
5.30%, 09/15/35(a)	250	253,530
6.05%, 08/15/36	690	730,554
5.20%, 05/27/41	994	954,421
3.80%, 08/15/42	1,203	962,569
4.30%, 05/15/44	125	107,605
3.25%, 09/19/49(a)	829	578,077
3.25%, 04/09/50	1,104	772,791
4.75%, 05/15/64(a)	400	349,243
Deere & Co.
3.90%, 06/09/42	1,179	967,770
2.88%, 09/07/49	517	338,062
3.75%, 04/15/50(a)	750	582,507
Dover Corp.
5.38%, 10/15/35	300	297,094
5.38%, 03/01/41(a)	400	379,850
Fortive Corp., 4.30%, 06/15/46	675	539,574
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	527,124
3.90%, 09/01/42	1,000	811,470
Otis Worldwide Corp.(a)
3.11%, 02/15/40	754	548,003
3.36%, 02/15/50	676	461,153
Parker-Hannifin Corp.
4.20%, 11/21/34	763	685,884
6.25%, 05/15/38	295	306,395
4.45%, 11/21/44	525	438,386
4.10%, 03/01/47	613	476,904
4.00%, 06/14/49	663	510,162
Rockwell Automation, Inc.
4.20%, 03/01/49(a)	479	388,839
2.80%, 08/15/61	410	227,563
Snap-on, Inc.
4.10%, 03/01/48	350	280,931
3.10%, 05/01/50(a)	429	286,796
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	319,579
4.85%, 11/15/48	463	384,535
2.75%, 11/15/50	675	376,744
Xylem, Inc./New York, 4.38%, 11/01/46(a)	413	335,746
		15,659,035
Media — 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35	2,013	1,902,083
5.38%, 04/01/38	829	686,820
3.50%, 06/01/41	1,579	1,010,249
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
3.50%, 03/01/42	$1,363	$ 862,153
6.48%, 10/23/45	2,451	2,169,835
5.38%, 05/01/47	2,543	1,944,090
5.75%, 04/01/48	2,209	1,780,345
5.13%, 07/01/49	1,229	900,445
4.80%, 03/01/50	2,726	1,907,270
3.70%, 04/01/51	2,146	1,255,663
3.90%, 06/01/52	2,425	1,458,387
5.25%, 04/01/53(a)	1,352	1,014,884
6.83%, 10/23/55	463	422,678
3.85%, 04/01/61	1,867	1,043,159
4.40%, 12/01/61	1,429	884,628
3.95%, 06/30/62	1,343	762,499
5.50%, 04/01/63	1,000	743,503
Comcast Corp.
4.20%, 08/15/34	953	854,413
5.65%, 06/15/35	900	900,398
4.40%, 08/15/35	163	146,907
3.20%, 07/15/36	1,163	914,570
6.45%, 03/15/37	350	370,412
3.90%, 03/01/38	1,213	1,005,064
4.60%, 10/15/38	1,370	1,220,462
3.25%, 11/01/39	1,579	1,170,041
3.75%, 04/01/40	1,629	1,290,933
4.65%, 07/15/42	475	411,849
4.75%, 03/01/44(a)	308	269,884
4.60%, 08/15/45	1,036	876,615
3.40%, 07/15/46	1,413	990,390
4.00%, 08/15/47	1,163	887,482
3.97%, 11/01/47	2,093	1,586,932
4.00%, 03/01/48	1,163	889,897
4.70%, 10/15/48	1,736	1,498,323
4.00%, 11/01/49	2,039	1,546,646
3.45%, 02/01/50	1,750	1,202,059
2.80%, 01/15/51	1,000	596,406
2.89%, 11/01/51(a)	4,859	2,938,577
2.45%, 08/15/52(a)	1,584	863,574
4.05%, 11/01/52	1,097	828,045
5.35%, 05/15/53	1,590	1,478,013
2.94%, 11/01/56(a)	5,751	3,356,067
4.95%, 10/15/58	829	721,406
2.65%, 08/15/62	1,300	682,476
2.99%, 11/01/63	4,079	2,320,380
5.50%, 05/15/64	1,265	1,178,433
Discovery Communications LLC
5.00%, 09/20/37(a)	463	389,267
6.35%, 06/01/40(a)	700	663,168
4.88%, 04/01/43(a)	500	386,292
5.20%, 09/20/47	1,099	864,889
5.30%, 05/15/49	613	482,255
4.65%, 05/15/50(a)	1,079	782,163
4.00%, 09/15/55(a)	1,575	987,818
Fox Corp.
5.48%, 01/25/39	1,129	1,034,036
5.58%, 01/25/49(a)	1,429	1,268,638
Grupo Televisa SAB
6.63%, 01/15/40(a)	463	450,846
5.00%, 05/13/45	850	682,125
6.13%, 01/31/46(a)	702	655,931
5.25%, 05/24/49(a)	601	499,770
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	$464	$ 329,610
5.40%, 10/01/48	500	448,572
NBCUniversal Media LLC
5.95%, 04/01/41(a)	516	519,375
4.45%, 01/15/43	680	572,037
Paramount Global
6.88%, 04/30/36	863	802,380
5.90%, 10/15/40	200	163,197
4.85%, 07/01/42	443	317,149
4.38%, 03/15/43	1,186	785,684
5.85%, 09/01/43	1,061	839,908
5.25%, 04/01/44	163	117,451
4.90%, 08/15/44(a)	379	265,451
4.60%, 01/15/45	600	402,026
4.95%, 05/19/50	929	648,441
Thomson Reuters Corp.
5.50%, 08/15/35	350	344,261
5.85%, 04/15/40(a)	400	396,248
5.65%, 11/23/43(a)	279	262,120
Time Warner Cable LLC
6.55%, 05/01/37	1,463	1,329,864
7.30%, 07/01/38	1,250	1,214,911
6.75%, 06/15/39	1,701	1,558,136
5.88%, 11/15/40	1,013	837,396
5.50%, 09/01/41	825	656,716
4.50%, 09/15/42	1,263	888,767
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500	426,076
4.13%, 12/01/41	513	424,877
3.70%, 12/01/42	500	389,799
4.13%, 06/01/44	813	663,701
3.00%, 07/30/46	600	395,850
Walt Disney Co.
6.20%, 12/15/34	788	840,525
6.40%, 12/15/35	903	970,205
6.65%, 11/15/37	1,536	1,693,620
4.63%, 03/23/40	854	774,926
3.50%, 05/13/40	1,250	973,528
6.15%, 02/15/41	650	679,950
5.40%, 10/01/43	650	628,601
4.75%, 09/15/44	413	366,958
4.95%, 10/15/45	450	407,516
7.75%, 12/01/45(a)	250	313,711
4.75%, 11/15/46	373	326,463
2.75%, 09/01/49	1,879	1,164,786
4.70%, 03/23/50(a)	1,552	1,373,888
3.60%, 01/13/51	2,574	1,869,466
3.80%, 05/13/60	1,364	988,042
		92,264,731
Metals & Mining — 1.3%
ArcelorMittal SA
7.00%, 10/15/39	696	736,479
6.75%, 03/01/41	125	126,491
Barrick Gold Corp.
6.45%, 10/15/35	250	261,801
5.25%, 04/01/42	300	279,961
Barrick North America Finance LLC
5.70%, 05/30/41	963	942,913
5.75%, 05/01/43	713	700,457
Security	Par (000)	Value
Metals & Mining (continued)
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	$713	$ 706,514
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,013	836,561
5.00%, 09/30/43	2,084	1,900,282
5.50%, 09/08/53	885	855,570
Freeport-McMoRan, Inc.
5.40%, 11/14/34	613	591,157
5.45%, 03/15/43	1,644	1,506,960
Newmont Corp.
5.88%, 04/01/35	563	569,350
6.25%, 10/01/39	800	829,432
4.88%, 03/15/42	927	830,734
5.45%, 06/09/44	380	357,400
Newmont Corp./Newcrest Finance Pty. Ltd.(b)
5.75%, 11/15/41	100	98,265
4.20%, 05/13/50	400	313,165
Nucor Corp.
6.40%, 12/01/37	550	582,666
5.20%, 08/01/43(a)	350	328,407
4.40%, 05/01/48(a)	350	292,082
3.85%, 04/01/52	550	409,687
2.98%, 12/15/55	438	263,370
Precision Castparts Corp.
3.90%, 01/15/43	400	320,876
4.38%, 06/15/45	413	348,666
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	250	252,979
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,088	1,036,618
2.75%, 11/02/51	1,389	841,255
Rio Tinto Finance USA PLC
4.75%, 03/22/42	463	416,761
4.13%, 08/21/42(a)	738	609,430
5.13%, 03/09/53	1,130	1,039,551
Southern Copper Corp.
7.50%, 07/27/35	990	1,117,462
6.75%, 04/16/40	869	934,718
5.25%, 11/08/42	1,250	1,137,500
5.88%, 04/23/45	1,338	1,294,702
Steel Dynamics, Inc., 3.25%, 10/15/50(a)	421	267,814
Teck Resources Ltd.
6.13%, 10/01/35	165	164,696
6.00%, 08/15/40	400	384,587
6.25%, 07/15/41	630	620,705
5.20%, 03/01/42	300	263,592
5.40%, 02/01/43	560	499,477
Vale Overseas Ltd.
6.88%, 11/21/36	1,258	1,286,557
6.88%, 11/10/39(a)	1,226	1,257,533
Vale SA, 5.63%, 09/11/42(a)	379	356,497
Valmont Industries, Inc., 5.00%, 10/01/44	829	697,102
		29,468,782
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35	510	464,530
5.25%, 05/15/36(a)	265	248,890
4.85%, 04/15/49	113	92,241
4.00%, 02/01/50	529	382,194
3.00%, 05/18/51	730	429,432
3.55%, 03/15/52	930	608,638

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
5.15%, 04/15/53	$545	$ 467,922
5.63%, 05/15/54	550	505,489
		3,199,336
Oil, Gas & Consumable Fuels — 8.1%
Apache Corp.
6.00%, 01/15/37(a)	300	291,095
5.10%, 09/01/40(a)	1,775	1,477,374
5.25%, 02/01/42	100	83,117
4.75%, 04/15/43	125	96,210
5.35%, 07/01/49	375	304,984
Boardwalk Pipelines LP, 5.63%, 08/01/34	500	482,624
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,530	1,099,278
3.00%, 02/24/50	1,829	1,173,529
2.77%, 11/10/50	1,609	974,743
2.94%, 06/04/51(a)	2,242	1,404,432
3.00%, 03/17/52(a)	1,363	861,255
3.38%, 02/08/61	1,927	1,247,324
Burlington Resources LLC, 5.95%, 10/15/36	250	256,406
Canadian Natural Resources Ltd.
5.85%, 02/01/35	300	293,104
6.50%, 02/15/37	400	409,753
6.25%, 03/15/38	1,150	1,159,153
6.75%, 02/01/39	275	285,718
4.95%, 06/01/47(a)	643	549,188
Cenovus Energy, Inc.
5.25%, 06/15/37	290	264,944
6.75%, 11/15/39	628	661,315
5.40%, 06/15/47	527	470,814
3.75%, 02/15/52(a)	509	352,502
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	763	604,655
Chevron Corp., 3.08%, 05/11/50(a)	925	616,900
Chevron USA, Inc.
6.00%, 03/01/41	350	369,340
5.25%, 11/15/43(a)	300	292,110
2.34%, 08/12/50	488	276,976
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,000	1,048,437
6.40%, 05/15/37	1,329	1,458,179
7.50%, 07/30/39(a)	1,000	1,199,687
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	525	496,261
ConocoPhillips
6.50%, 02/01/39	1,450	1,574,394
4.88%, 10/01/47	500	446,753
ConocoPhillips Co.
3.76%, 03/15/42	630	491,962
4.30%, 11/15/44	729	606,677
5.95%, 03/15/46	400	406,509
3.80%, 03/15/52	913	671,055
5.30%, 05/15/53	980	916,841
5.55%, 03/15/54(a)	1,240	1,198,062
4.03%, 03/15/62	1,480	1,090,043
5.70%, 09/15/63(a)	700	687,048
Continental Resources, Inc., 4.90%, 06/01/44(a)	563	454,162
DCP Midstream Operating LP, 5.60%, 04/01/44	350	327,791
Devon Energy Corp.
5.60%, 07/15/41	1,438	1,329,909
4.75%, 05/15/42	719	598,042
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. (continued)
5.00%, 06/15/45	$763	$ 645,229
Diamondback Energy, Inc.
4.40%, 03/24/51	613	484,235
4.25%, 03/15/52	625	479,909
6.25%, 03/15/53(a)	600	613,322
5.75%, 04/18/54	1,460	1,393,802
5.90%, 04/18/64	925	879,928
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43(a)	300	257,152
4.60%, 12/15/44	500	412,531
Enbridge Energy Partners LP
7.50%, 04/15/38	350	393,183
5.50%, 09/15/40	625	580,394
7.38%, 10/15/45	510	568,438
Enbridge, Inc.
4.50%, 06/10/44	613	495,857
5.50%, 12/01/46	250	232,082
4.00%, 11/15/49(a)	454	333,025
3.40%, 08/01/51	989	649,079
6.70%, 11/15/53(a)	1,185	1,267,052
5.95%, 04/05/54(a)	735	711,725
Energy Transfer LP
4.90%, 03/15/35	463	423,820
6.63%, 10/15/36	370	377,483
5.80%, 06/15/38	500	478,987
7.50%, 07/01/38	500	551,305
6.05%, 06/01/41	700	673,282
6.50%, 02/01/42	963	977,751
6.10%, 02/15/42	250	241,161
4.95%, 01/15/43	163	136,826
5.15%, 02/01/43	413	352,991
5.95%, 10/01/43	397	374,490
5.30%, 04/01/44	626	549,461
5.00%, 05/15/44	413	346,558
5.15%, 03/15/45	1,029	884,167
5.35%, 05/15/45	913	801,224
6.13%, 12/15/45	1,036	995,436
5.30%, 04/15/47	920	795,107
5.40%, 10/01/47	1,479	1,297,817
6.00%, 06/15/48	1,000	948,443
6.25%, 04/15/49	1,779	1,735,178
5.00%, 05/15/50	2,000	1,657,808
5.95%, 05/15/54	1,675	1,578,637
EnLink Midstream Partners LP
5.60%, 04/01/44	300	259,794
5.05%, 04/01/45	400	321,695
5.45%, 06/01/47	400	339,098
Enterprise Products Operating LLC
6.65%, 10/15/34	300	323,403
6.13%, 10/15/39	600	614,242
6.45%, 09/01/40	600	634,870
5.95%, 02/01/41	597	604,299
4.85%, 08/15/42	1,100	978,968
4.45%, 02/15/43	1,308	1,100,451
4.85%, 03/15/44	1,529	1,350,311
5.10%, 02/15/45	936	848,870
4.90%, 05/15/46	911	804,745
4.25%, 02/15/48	1,279	1,028,598
4.80%, 02/01/49	1,329	1,152,206
4.20%, 01/31/50	1,378	1,088,837
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
3.70%, 01/31/51	$1,025	$ 737,650
3.20%, 02/15/52	1,204	781,376
3.30%, 02/15/53	981	648,047
4.95%, 10/15/54	300	261,106
3.95%, 01/31/60	1,000	716,720
EOG Resources, Inc.
3.90%, 04/01/35	450	395,951
4.95%, 04/15/50	713	644,706
Equinor ASA
3.63%, 04/06/40	829	661,010
5.10%, 08/17/40	911	868,931
4.25%, 11/23/41	225	191,939
3.95%, 05/15/43	1,250	1,009,386
3.25%, 11/18/49	620	424,097
3.70%, 04/06/50(a)	1,604	1,188,055
Exxon Mobil Corp.
3.00%, 08/16/39	713	529,283
4.23%, 03/19/40	1,944	1,691,352
3.57%, 03/06/45	1,025	768,180
4.11%, 03/01/46	2,254	1,837,720
3.10%, 08/16/49	1,418	945,453
4.33%, 03/19/50	2,493	2,069,574
3.45%, 04/15/51	2,465	1,742,586
Hess Corp.
6.00%, 01/15/40	675	677,661
5.60%, 02/15/41	1,129	1,098,387
5.80%, 04/01/47	429	420,023
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	679	667,079
6.50%, 02/01/37	576	581,070
6.95%, 01/15/38	1,086	1,157,679
6.50%, 09/01/39	600	604,760
6.55%, 09/15/40(a)	275	278,327
7.50%, 11/15/40	650	713,216
6.38%, 03/01/41	413	409,385
5.00%, 08/15/42	650	555,927
4.70%, 11/01/42	400	328,937
5.00%, 03/01/43	763	651,524
5.50%, 03/01/44	645	582,484
5.40%, 09/01/44	463	414,501
Kinder Morgan, Inc.
5.30%, 12/01/34	763	729,167
5.55%, 06/01/45	1,586	1,454,787
5.05%, 02/15/46	770	656,405
5.20%, 03/01/48	686	592,262
3.25%, 08/01/50	500	312,149
3.60%, 02/15/51	1,029	686,116
5.45%, 08/01/52(a)	625	563,610
Marathon Oil Corp.
6.60%, 10/01/37	763	776,903
5.20%, 06/01/45	463	395,530
Marathon Petroleum Corp.
6.50%, 03/01/41	1,150	1,192,737
4.75%, 09/15/44	763	640,468
4.50%, 04/01/48	459	364,868
5.00%, 09/15/54(a)	250	209,785
MPLX LP
4.50%, 04/15/38	1,425	1,217,808
5.20%, 03/01/47	829	725,146
5.20%, 12/01/47	413	360,639
4.70%, 04/15/48	1,386	1,131,929
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
5.50%, 02/15/49	$1,329	$ 1,207,491
4.95%, 03/14/52	1,421	1,187,675
5.65%, 03/01/53	540	498,133
4.90%, 04/15/58	500	400,514
Occidental Petroleum Corp.
6.45%, 09/15/36	1,350	1,393,189
6.20%, 03/15/40	1,000	989,648
6.60%, 03/15/46(a)	1,000	1,029,637
4.40%, 04/15/46	25	19,314
4.20%, 03/15/48	1,650	1,216,661
ONEOK Partners LP
6.65%, 10/01/36	500	517,289
6.85%, 10/15/37	400	419,954
6.13%, 02/01/41	575	563,309
6.20%, 09/15/43	300	296,574
ONEOK, Inc.
6.00%, 06/15/35(a)	300	297,039
5.15%, 10/15/43	400	350,567
4.25%, 09/15/46	563	426,324
4.95%, 07/13/47	854	712,432
4.20%, 10/03/47	660	494,023
5.20%, 07/15/48	563	488,515
4.85%, 02/01/49(a)	550	455,156
4.45%, 09/01/49(a)	625	481,329
3.95%, 03/01/50	811	574,656
4.50%, 03/15/50	413	317,229
7.15%, 01/15/51	250	268,013
6.63%, 09/01/53	1,600	1,668,817
Ovintiv, Inc.
6.50%, 08/15/34(a)	413	424,498
6.63%, 08/15/37	575	579,833
6.50%, 02/01/38	343	343,960
7.10%, 07/15/53(a)	350	377,994
Phillips 66
4.65%, 11/15/34	722	660,588
5.88%, 05/01/42	1,276	1,274,215
4.88%, 11/15/44	1,636	1,439,925
3.30%, 03/15/52(a)	967	627,205
Phillips 66 Co.
4.68%, 02/15/45	400	336,225
4.90%, 10/01/46	713	617,526
5.65%, 06/15/54	450	428,605
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	500	516,177
5.15%, 06/01/42	450	388,082
4.30%, 01/31/43	300	231,881
4.70%, 06/15/44	620	504,534
4.90%, 02/15/45	679	563,767
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37(a)	350	350,738
Shell International Finance BV
4.13%, 05/11/35(a)	1,440	1,294,478
6.38%, 12/15/38	1,926	2,081,445
5.50%, 03/25/40	775	771,844
2.88%, 11/26/41	563	394,483
3.63%, 08/21/42	600	466,174
4.55%, 08/12/43	1,259	1,099,583
4.38%, 05/11/45	2,923	2,450,820
4.00%, 05/10/46	2,036	1,610,712
3.75%, 09/12/46	1,095	831,456
3.13%, 11/07/49	1,128	750,389
3.25%, 04/06/50(a)	1,939	1,316,152

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
3.00%, 11/26/51	$1,000	$ 634,533
Spectra Energy Partners LP
5.95%, 09/25/43	350	337,801
4.50%, 03/15/45	660	527,851
Suncor Energy, Inc.
5.95%, 12/01/34	400	403,770
6.80%, 05/15/38	750	786,966
6.50%, 06/15/38	1,318	1,351,539
6.85%, 06/01/39	613	643,740
4.00%, 11/15/47	829	605,404
3.75%, 03/04/51(a)	721	500,582
Targa Resources Corp.
4.95%, 04/15/52	852	709,384
6.25%, 07/01/52	350	343,488
6.50%, 02/15/53	800	818,805
TotalEnergies Capital International SA
2.99%, 06/29/41	700	499,384
3.46%, 07/12/49	963	684,373
3.13%, 05/29/50(a)	2,204	1,471,233
3.39%, 06/29/60	829	544,807
TotalEnergies Capital SA
5.49%, 04/05/54	1,525	1,483,860
5.64%, 04/05/64	1,025	1,000,928
TransCanada PipeLines Ltd.
5.85%, 03/15/36	500	493,626
6.20%, 10/15/37	880	882,413
4.75%, 05/15/38(a)	386	338,482
7.25%, 08/15/38	513	562,005
7.63%, 01/15/39	1,363	1,539,833
6.10%, 06/01/40	500	492,045
5.00%, 10/16/43	367	318,099
4.88%, 05/15/48	870	727,408
5.10%, 03/15/49(a)	1,270	1,110,128
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	400	379,911
4.45%, 08/01/42	163	137,686
4.60%, 03/15/48	780	645,136
3.95%, 05/15/50	413	304,269
Valero Energy Corp.
6.63%, 06/15/37	1,275	1,346,234
4.90%, 03/15/45	413	361,984
3.65%, 12/01/51(a)	975	662,284
4.00%, 06/01/52(a)	519	374,225
Western Midstream Operating LP
5.45%, 04/01/44	180	157,927
5.30%, 03/01/48	1,025	857,136
5.50%, 08/15/48	300	254,140
5.25%, 02/01/50	1,100	932,969
Williams Cos., Inc.
6.30%, 04/15/40	1,113	1,126,576
5.80%, 11/15/43	350	334,938
5.40%, 03/04/44	429	392,005
5.75%, 06/24/44	504	478,884
4.90%, 01/15/45	463	393,862
5.10%, 09/15/45	945	831,946
4.85%, 03/01/48	713	601,797
3.50%, 10/15/51	600	400,943
5.30%, 08/15/52	720	649,149
		179,093,573
Security	Par (000)	Value
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	$300	$ 247,594
International Paper Co.
5.00%, 09/15/35	500	470,809
6.00%, 11/15/41	600	591,827
4.80%, 06/15/44	966	826,678
5.15%, 05/15/46	400	355,697
4.40%, 08/15/47	613	490,144
4.35%, 08/15/48	525	419,993
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(b)	750	717,241
		4,119,983
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 01/11/36(a)	532	444,498
United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.80%, 07/15/37	1,200	1,192,425
		1,636,923
Personal Care Products — 0.4%
Colgate-Palmolive Co.
4.00%, 08/15/45	500	412,406
3.70%, 08/01/47	620	482,078
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	311,188
4.38%, 06/15/45	400	331,732
4.15%, 03/15/47	363	288,095
3.13%, 12/01/49	591	384,952
5.15%, 05/15/53(a)	580	536,494
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	1,000	766,528
Kenvue, Inc.
5.10%, 03/22/43(a)	630	594,405
5.05%, 03/22/53	1,500	1,385,102
5.20%, 03/22/63	700	647,719
Procter & Gamble Co.
5.80%, 08/15/34	350	372,452
5.55%, 03/05/37	950	975,661
3.55%, 03/25/40	463	376,148
3.60%, 03/25/50	929	711,187
Unilever Capital Corp., 2.63%, 08/12/51(a)	704	433,508
		9,009,655
Pharmaceuticals — 7.0%
AbbVie, Inc.
4.55%, 03/15/35	1,895	1,759,464
4.50%, 05/14/35	2,001	1,847,079
4.30%, 05/14/36	1,030	927,148
4.05%, 11/21/39	3,787	3,208,481
4.40%, 11/06/42	2,910	2,508,052
5.35%, 03/15/44	675	652,778
4.85%, 06/15/44	1,036	939,137
4.75%, 03/15/45	552	491,728
4.70%, 05/14/45	2,398	2,122,539
4.45%, 05/14/46	2,061	1,752,518
4.88%, 11/14/48	2,054	1,857,065
4.25%, 11/21/49	5,531	4,519,481
5.40%, 03/15/54	2,840	2,749,606
5.50%, 03/15/64(a)	1,490	1,436,591
AstraZeneca PLC
6.45%, 09/15/37(a)	2,475	2,691,718
4.00%, 09/18/42	800	655,603
4.38%, 11/16/45	1,262	1,064,309
4.38%, 08/17/48	845	710,444
2.13%, 08/06/50	448	246,553
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC (continued)
3.00%, 05/28/51	$650	$ 426,527
Becton Dickinson & Co.
4.69%, 12/15/44	944	810,749
4.67%, 06/06/47	1,538	1,305,658
3.79%, 05/20/50	397	291,618
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,763	1,490,426
2.35%, 11/13/40	675	436,477
3.55%, 03/15/42	1,040	792,556
3.25%, 08/01/42	750	540,745
5.50%, 02/22/44	240	232,830
4.63%, 05/15/44	650	563,246
5.00%, 08/15/45	775	702,352
4.35%, 11/15/47	1,460	1,187,563
4.55%, 02/20/48	1,142	962,981
4.25%, 10/26/49	3,326	2,658,867
2.55%, 11/13/50(a)	1,589	914,940
3.70%, 03/15/52	1,893	1,361,930
6.25%, 11/15/53	1,080	1,144,213
5.55%, 02/22/54	2,615	2,523,779
3.90%, 03/15/62	864	613,374
6.40%, 11/15/63	1,180	1,257,126
5.65%, 02/22/64	1,525	1,459,625
Cardinal Health, Inc.
4.60%, 03/15/43	100	83,227
4.50%, 11/15/44	400	325,097
4.90%, 09/15/45	320	273,390
4.37%, 06/15/47	513	406,826
Cencora, Inc.
4.25%, 03/01/45	363	300,665
4.30%, 12/15/47	338	277,654
Cigna Group
4.80%, 08/15/38	1,854	1,659,691
3.20%, 03/15/40	829	599,127
6.13%, 11/15/41	350	357,366
4.80%, 07/15/46	1,661	1,421,453
3.88%, 10/15/47	620	457,250
4.90%, 12/15/48	2,793	2,398,782
3.40%, 03/15/50	954	635,711
3.40%, 03/15/51	1,361	902,539
5.60%, 02/15/54(a)	1,475	1,389,267
CVS Health Corp.
4.88%, 07/20/35	529	485,998
4.78%, 03/25/38	4,823	4,246,575
6.13%, 09/15/39	200	198,181
4.13%, 04/01/40	910	726,827
2.70%, 08/21/40(a)	1,208	789,679
5.30%, 12/05/43	750	675,024
5.13%, 07/20/45	3,256	2,833,221
5.05%, 03/25/48	7,642	6,518,591
4.25%, 04/01/50	621	470,820
5.63%, 02/21/53(a)	1,275	1,176,121
5.88%, 06/01/53(a)	1,340	1,276,581
6.00%, 06/01/63	740	708,639
Eli Lilly & Co.
5.55%, 03/15/37	400	407,096
3.70%, 03/01/45(a)	829	646,136
3.95%, 05/15/47	250	202,713
3.95%, 03/15/49	800	633,939
2.25%, 05/15/50(a)	1,075	610,389
4.88%, 02/27/53	1,060	969,923
5.00%, 02/09/54	1,310	1,218,232
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
4.15%, 03/15/59	$500	$ 397,501
2.50%, 09/15/60	796	433,742
4.95%, 02/27/63	1,040	940,224
5.10%, 02/09/64	1,475	1,369,388
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	2,451	2,649,741
4.20%, 03/18/43	496	417,513
Johnson & Johnson
3.55%, 03/01/36	970	828,577
3.63%, 03/03/37	1,263	1,069,937
5.95%, 08/15/37	725	771,859
3.40%, 01/15/38	700	572,935
5.85%, 07/15/38	600	634,102
2.10%, 09/01/40	876	570,956
4.50%, 09/01/40	291	266,520
4.85%, 05/15/41(a)	250	238,714
4.50%, 12/05/43(a)	620	562,736
3.70%, 03/01/46	1,913	1,497,055
3.75%, 03/03/47	850	665,567
3.50%, 01/15/48	586	438,617
2.25%, 09/01/50(a)	1,025	592,250
2.45%, 09/01/60	1,243	682,988
Mead Johnson Nutrition Co.
5.90%, 11/01/39	535	530,589
4.60%, 06/01/44	463	390,602
Merck & Co., Inc.
6.55%, 09/15/37	350	383,201
3.90%, 03/07/39	763	641,432
2.35%, 06/24/40	1,059	708,172
3.60%, 09/15/42	450	347,923
4.15%, 05/18/43	1,295	1,078,676
4.90%, 05/17/44	800	734,340
3.70%, 02/10/45	1,951	1,496,823
4.00%, 03/07/49	1,154	910,314
2.45%, 06/24/50	929	538,483
2.75%, 12/10/51	1,921	1,171,872
5.00%, 05/17/53(a)	1,520	1,395,420
2.90%, 12/10/61	1,354	789,919
5.15%, 05/17/63	1,015	938,768
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	310,368
Mylan, Inc.
5.40%, 11/29/43	438	369,386
5.20%, 04/15/48	754	595,009
Novartis Capital Corp.
3.70%, 09/21/42(a)	450	357,242
4.40%, 05/06/44	1,836	1,593,539
4.00%, 11/20/45	1,120	914,374
2.75%, 08/14/50(a)	1,110	702,006
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	500	465,450
5.30%, 05/19/53	10,255	9,563,172
5.34%, 05/19/63(a)	1,375	1,261,372
Pfizer, Inc.
4.00%, 12/15/36	763	664,899
4.10%, 09/15/38	829	716,813
3.90%, 03/15/39	813	671,717
7.20%, 03/15/39	3,166	3,648,494
2.55%, 05/28/40	1,109	754,053
5.60%, 09/15/40	400	397,534
4.30%, 06/15/43	1,913	1,612,059
4.40%, 05/15/44(a)	813	702,947
4.13%, 12/15/46	1,243	1,004,237

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer, Inc. (continued)
4.20%, 09/15/48	$813	$ 657,066
4.00%, 03/15/49(a)	829	653,250
2.70%, 05/28/50(a)	1,160	721,034
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,041	742,740
3.18%, 07/09/50	1,833	1,191,348
3.38%, 07/09/60	1,078	676,004
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	988	789,192
Viatris, Inc.
3.85%, 06/22/40	1,329	938,677
4.00%, 06/22/50	1,718	1,124,050
Wyeth LLC, 5.95%, 04/01/37	1,563	1,612,250
Zoetis, Inc.
4.70%, 02/01/43	1,129	983,893
3.95%, 09/12/47	463	352,421
4.45%, 08/20/48	413	342,877
3.00%, 05/15/50(a)	229	146,983
		154,994,518
Professional Services — 0.0%
Verisk Analytics, Inc.
5.50%, 06/15/45	300	279,654
3.63%, 05/15/50	472	328,579
		608,233
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34	625	621,433
Residential REITs — 0.1%
NNN REIT, Inc.(a)
3.10%, 04/15/50	629	388,290
3.50%, 04/15/51	350	235,755
3.00%, 04/15/52	378	228,257
Realty Income Corp., 4.65%, 03/15/47	600	505,168
		1,357,470
Retail REITs — 0.2%
Simon Property Group LP
6.75%, 02/01/40	600	641,794
4.75%, 03/15/42	476	411,740
4.25%, 10/01/44	513	405,130
4.25%, 11/30/46	413	324,440
3.25%, 09/13/49(a)	1,341	878,432
3.80%, 07/15/50	829	594,371
5.85%, 03/08/53	600	580,347
6.65%, 01/15/54(a)	415	444,902
		4,281,156
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	455	378,328
Analog Devices, Inc.
2.80%, 10/01/41	701	482,915
2.95%, 10/01/51	1,075	683,411
5.30%, 04/01/54	650	618,380
Applied Materials, Inc.
5.10%, 10/01/35(a)	400	396,171
5.85%, 06/15/41	625	648,529
4.35%, 04/01/47	995	848,556
2.75%, 06/01/50	913	583,525
Broadcom, Inc.(b)
3.14%, 11/15/35	3,068	2,380,915
3.19%, 11/15/36(a)	2,525	1,936,154
4.93%, 05/15/37	2,400	2,191,725
3.50%, 02/15/41	2,866	2,129,438
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.(b) (continued)
3.75%, 02/15/51	$1,685	$ 1,205,472
Intel Corp.
4.60%, 03/25/40	625	552,477
2.80%, 08/12/41	657	442,748
4.80%, 10/01/41	740	657,540
4.25%, 12/15/42	500	406,669
5.63%, 02/10/43	1,380	1,341,315
4.90%, 07/29/45(a)	750	680,835
4.10%, 05/19/46	1,123	882,036
4.10%, 05/11/47	1,113	861,215
3.73%, 12/08/47	1,909	1,367,385
3.25%, 11/15/49	1,475	958,028
4.75%, 03/25/50	2,156	1,809,387
3.05%, 08/12/51	1,050	646,576
4.90%, 08/05/52	1,625	1,393,596
5.70%, 02/10/53	1,885	1,799,967
5.60%, 02/21/54	1,085	1,020,995
3.10%, 02/15/60(a)	913	536,668
4.95%, 03/25/60(a)	829	706,609
3.20%, 08/12/61	525	311,354
5.05%, 08/05/62	800	685,065
5.90%, 02/10/63	1,050	1,022,128
KLA Corp.
5.00%, 03/15/49(a)	400	364,187
3.30%, 03/01/50	711	487,083
4.95%, 07/15/52(a)	1,345	1,221,759
5.25%, 07/15/62	820	759,794
Lam Research Corp.
4.88%, 03/15/49	1,004	902,019
2.88%, 06/15/50(a)	779	496,382
3.13%, 06/15/60	675	416,292
Micron Technology, Inc.
3.37%, 11/01/41	363	257,622
3.48%, 11/01/51	513	341,526
NVIDIA Corp.
3.50%, 04/01/40	988	794,341
3.50%, 04/01/50	1,993	1,478,853
3.70%, 04/01/60	693	509,318
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	913	644,313
3.13%, 02/15/42	463	314,812
3.25%, 11/30/51	500	319,110
QUALCOMM, Inc.
4.65%, 05/20/35	963	916,255
4.80%, 05/20/45	1,470	1,329,053
4.30%, 05/20/47	1,643	1,365,986
3.25%, 05/20/50(a)	860	593,335
4.50%, 05/20/52	1,267	1,065,719
6.00%, 05/20/53(a)	870	913,161
Texas Instruments, Inc.
3.88%, 03/15/39	829	705,521
4.15%, 05/15/48	1,404	1,139,636
2.70%, 09/15/51	450	272,097
4.10%, 08/16/52	95	76,219
5.00%, 03/14/53	495	453,356
5.15%, 02/08/54	825	773,299
5.05%, 05/18/63	1,450	1,313,543
TSMC Arizona Corp.
3.13%, 10/25/41	916	696,316
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
TSMC Arizona Corp. (continued)
3.25%, 10/25/51	$750	$ 536,250
4.50%, 04/22/52(a)	1,180	1,069,006
		55,092,275
Software — 2.7%
Electronic Arts, Inc., 2.95%, 02/15/51	571	357,014
Fidelity National Information Services, Inc.
3.10%, 03/01/41(a)	666	463,602
4.50%, 08/15/46	300	238,604
Fiserv, Inc., 4.40%, 07/01/49	1,677	1,339,845
Intuit, Inc., 5.50%, 09/15/53	1,185	1,158,687
Microsoft Corp.
3.50%, 02/12/35(a)	1,465	1,294,963
4.20%, 11/03/35	575	538,620
3.45%, 08/08/36	1,692	1,440,773
4.10%, 02/06/37	850	776,208
5.30%, 02/08/41(a)	750	779,597
4.45%, 11/03/45	1,000	906,267
3.70%, 08/08/46	1,729	1,370,776
4.25%, 02/06/47(a)	1,500	1,325,035
4.50%, 06/15/47(b)	350	311,107
2.53%, 06/01/50	5,911	3,617,391
2.50%, 09/15/50(a)(b)	1,460	876,618
2.92%, 03/17/52(a)	5,902	3,890,065
4.00%, 02/12/55	125	101,626
4.50%, 02/06/57	709	633,693
2.68%, 06/01/60	3,458	2,028,931
3.04%, 03/17/62	2,340	1,493,341
Oracle Corp.
4.30%, 07/08/34	1,066	946,741
3.90%, 05/15/35	1,213	1,023,987
3.85%, 07/15/36	1,370	1,122,359
3.80%, 11/15/37	1,670	1,337,606
6.50%, 04/15/38	1,200	1,250,184
6.13%, 07/08/39	1,413	1,419,945
3.60%, 04/01/40	2,609	1,954,909
5.38%, 07/15/40	2,129	1,965,403
3.65%, 03/25/41	2,560	1,907,629
4.50%, 07/08/44	913	738,707
4.13%, 05/15/45	2,041	1,556,828
4.00%, 07/15/46	2,591	1,919,559
4.00%, 11/15/47	1,718	1,260,844
3.60%, 04/01/50	4,269	2,887,326
3.95%, 03/25/51	2,834	2,024,619
6.90%, 11/09/52	2,600	2,822,785
5.55%, 02/06/53	2,375	2,182,740
4.38%, 05/15/55	1,211	914,147
3.85%, 04/01/60	3,341	2,223,838
4.10%, 03/25/61	1,450	1,008,611
Salesforce, Inc.
2.70%, 07/15/41	1,179	805,678
2.90%, 07/15/51	2,073	1,301,685
3.05%, 07/15/61	970	586,492
		60,105,385
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	580	393,555
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.
4.50%, 02/23/36	1,263	1,207,928
2.38%, 02/08/41	1,500	1,007,659
3.85%, 05/04/43	3,025	2,478,801
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.45%, 05/06/44	$1,163	$ 1,044,366
3.45%, 02/09/45	2,069	1,567,018
4.38%, 05/13/45	2,013	1,750,118
4.65%, 02/23/46	3,492	3,147,217
3.85%, 08/04/46	2,020	1,606,624
4.25%, 02/09/47(a)	1,163	993,561
3.75%, 09/12/47	800	619,285
3.75%, 11/13/47	1,036	801,997
2.95%, 09/11/49	1,386	917,307
2.65%, 05/11/50	2,644	1,631,554
2.40%, 08/20/50	1,473	865,855
2.65%, 02/08/51	2,536	1,556,016
2.70%, 08/05/51	1,815	1,118,431
3.95%, 08/08/52	1,950	1,536,173
4.85%, 05/10/53(a)	680	630,754
2.55%, 08/20/60(a)	829	483,291
2.80%, 02/08/61	1,373	806,734
2.85%, 08/05/61	1,255	746,787
4.10%, 08/08/62	1,200	942,530
Dell International LLC/EMC Corp.
8.10%, 07/15/36	901	1,049,887
3.38%, 12/15/41	879	626,751
8.35%, 07/15/46	310	384,209
3.45%, 12/15/51	753	495,580
Dell, Inc., 6.50%, 04/15/38(a)	329	342,961
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	663	682,808
6.35%, 10/15/45	1,220	1,240,075
HP, Inc., 6.00%, 09/15/41	988	980,325
		33,262,602
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	1,154	883,840
3.63%, 05/01/43	450	349,783
3.88%, 11/01/45	863	679,811
3.38%, 11/01/46	343	245,736
3.38%, 03/27/50	1,450	1,029,223
		3,188,393
Tobacco — 1.3%
Altria Group, Inc.
5.80%, 02/14/39(a)	1,793	1,750,976
3.40%, 02/04/41	1,579	1,105,745
4.25%, 08/09/42	850	662,961
4.50%, 05/02/43	629	505,439
5.38%, 01/31/44(a)	1,844	1,723,183
3.88%, 09/16/46	1,436	1,017,171
5.95%, 02/14/49(a)	2,343	2,259,995
4.45%, 05/06/50	541	407,755
3.70%, 02/04/51	1,145	754,148
4.00%, 02/04/61(a)	979	664,797
BAT Capital Corp.
4.39%, 08/15/37	2,466	2,024,236
3.73%, 09/25/40	730	528,381
7.08%, 08/02/43	700	725,197
4.54%, 08/15/47	2,469	1,847,563
4.76%, 09/06/49	970	748,394
5.28%, 04/02/50	463	384,537
3.98%, 09/25/50	946	657,655
5.65%, 03/16/52	454	395,122
7.08%, 08/02/53	900	941,971

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc.
6.38%, 05/16/38	$1,225	$ 1,288,275
4.38%, 11/15/41	845	696,786
4.50%, 03/20/42	760	634,338
3.88%, 08/21/42	713	545,309
4.13%, 03/04/43	971	765,596
4.88%, 11/15/43	588	510,905
4.25%, 11/10/44	1,050	833,361
Reynolds American, Inc.
5.70%, 08/15/35(a)	618	593,418
7.25%, 06/15/37	400	421,483
6.15%, 09/15/43	497	477,000
5.85%, 08/15/45	2,450	2,208,204
		28,079,901
Transportation Infrastructure — 0.6%
FedEx Corp.
3.90%, 02/01/35	423	365,052
3.25%, 05/15/41	708	501,902
3.88%, 08/01/42	500	380,706
4.10%, 04/15/43	500	389,041
5.10%, 01/15/44	650	578,551
4.10%, 02/01/45	600	460,047
4.75%, 11/15/45	1,146	962,341
4.55%, 04/01/46	1,095	890,923
4.40%, 01/15/47	763	604,366
4.05%, 02/15/48	1,403	1,049,422
4.95%, 10/17/48	704	604,605
5.25%, 05/15/50(a)	979	883,856
United Parcel Service, Inc.
6.20%, 01/15/38	1,151	1,224,611
5.20%, 04/01/40	379	363,828
4.88%, 11/15/40	350	321,498
3.63%, 10/01/42	463	357,524
3.40%, 11/15/46(a)	317	230,453
3.75%, 11/15/47	1,030	776,714
4.25%, 03/15/49	879	716,411
3.40%, 09/01/49	575	405,124
5.30%, 04/01/50	1,154	1,102,029
5.05%, 03/03/53	1,200	1,106,967
		14,275,971
Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	864,042
4.30%, 12/01/42	625	528,466
4.30%, 09/01/45	163	133,670
4.00%, 12/01/46	280	218,737
3.75%, 09/01/47	613	453,534
4.20%, 09/01/48	500	399,583
4.15%, 06/01/49	413	326,719
3.45%, 05/01/50	500	346,854
3.25%, 06/01/51(a)	745	501,275
5.45%, 03/01/54	450	424,418
Essential Utilities, Inc.
4.28%, 05/01/49	400	308,054
3.35%, 04/15/50	604	399,543
5.30%, 05/01/52	579	513,196
		5,418,091
Wireless Telecommunication Services — 1.7%
America Movil SAB de C.V.
6.38%, 03/01/35	900	949,275
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
America Movil SAB de C.V. (continued)
6.13%, 11/15/37	$300	$ 308,211
6.13%, 03/30/40	1,650	1,661,583
4.38%, 07/16/42	1,371	1,136,216
4.38%, 04/22/49(a)	1,228	990,259
Orange SA
5.38%, 01/13/42	812	764,754
5.50%, 02/06/44	750	715,353
Rogers Communications, Inc.
7.50%, 08/15/38	200	224,827
4.50%, 03/15/42(a)	976	803,627
4.50%, 03/15/43	500	408,755
5.45%, 10/01/43	525	481,496
5.00%, 03/15/44	1,013	875,783
4.30%, 02/15/48	736	566,530
4.35%, 05/01/49	1,036	799,515
3.70%, 11/15/49	979	675,888
4.55%, 03/15/52	1,998	1,580,277
T-Mobile U.S., Inc.
4.38%, 04/15/40	2,211	1,883,601
3.00%, 02/15/41	1,959	1,369,664
4.50%, 04/15/50	3,050	2,480,694
3.30%, 02/15/51	2,600	1,706,653
3.40%, 10/15/52	3,259	2,153,226
5.65%, 01/15/53	1,850	1,774,107
5.75%, 01/15/54	1,450	1,407,346
6.00%, 06/15/54	1,005	1,011,368
5.50%, 01/15/55(a)	690	647,792
3.60%, 11/15/60	1,606	1,051,910
5.80%, 09/15/62	650	630,628
Vodafone Group PLC
6.15%, 02/27/37	1,263	1,289,418
5.00%, 05/30/38(a)	500	467,480
4.38%, 02/19/43	1,037	848,095
5.25%, 05/30/48	1,300	1,172,632
4.88%, 06/19/49	1,343	1,137,498
4.25%, 09/17/50	860	654,256
5.63%, 02/10/53	1,625	1,521,102
5.13%, 06/19/59	496	424,539
5.75%, 02/10/63	400	377,884
		36,952,242
Total Corporate Bonds — 88.0% (Cost: $2,291,480,091)		1,947,879,079
Foreign Agency Obligations
Chile — 0.5%
Chile Government International Bond
4.95%, 01/05/36	1,500	1,395,469
3.10%, 05/07/41	2,525	1,770,656
4.34%, 03/07/42(a)	1,625	1,349,766
3.63%, 10/30/42	300	220,956
3.86%, 06/21/47	975	722,109
3.50%, 01/25/50	2,103	1,444,498
4.00%, 01/31/52(a)	960	711,600
5.33%, 01/05/54	1,470	1,333,791
3.10%, 01/22/61	2,132	1,247,220
3.25%, 09/21/71(a)	708	415,286
		10,611,351
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	$1,516	$ 1,683,480
Indonesia — 0.4%
Indonesia Government International Bond
4.35%, 01/11/48(a)	1,666	1,368,386
5.35%, 02/11/49	900	855,281
3.70%, 10/30/49(a)	1,000	726,250
3.50%, 02/14/50(a)	678	471,210
4.20%, 10/15/50(a)	1,528	1,208,552
3.05%, 03/12/51	1,889	1,230,211
4.30%, 03/31/52	750	599,766
5.45%, 09/20/52(a)	575	547,751
5.65%, 01/11/53(a)	630	617,006
5.10%, 02/10/54	750	681,640
3.20%, 09/23/61	478	292,828
4.45%, 04/15/70(a)	1,000	787,188
3.35%, 03/12/71	750	461,484
		9,847,553
Israel — 0.3%
Israel Government International Bond
4.50%, 01/30/43	1,785	1,436,367
4.13%, 01/17/48	978	708,512
3.88%, 07/03/50	1,978	1,364,820
5.75%, 03/12/54	2,700	2,436,750
4.50%, 12/31/99	850	583,313
State of Israel, 3.38%, 01/15/50	1,778	1,117,362
		7,647,124
Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	2,383	1,666,830
3.88%, 05/06/51	2,178	1,463,685
		3,130,515
Mexico — 1.5%
Mexico Government International Bond
6.75%, 09/27/34	1,497	1,547,524
6.35%, 02/09/35	2,605	2,593,603
6.00%, 05/07/36	3,000	2,886,000
6.05%, 01/11/40	2,406	2,290,963
4.28%, 08/14/41	2,232	1,710,968
4.75%, 03/08/44	3,522	2,784,141
5.55%, 01/21/45(a)	2,565	2,274,033
4.60%, 01/23/46(a)	2,282	1,742,877
4.35%, 01/15/47(a)	1,547	1,139,366
4.60%, 02/10/48(a)	1,722	1,305,491
4.50%, 01/31/50(a)	1,729	1,289,186
5.00%, 04/27/51(a)	2,360	1,879,887
4.40%, 02/12/52	2,075	1,495,297
6.34%, 05/04/53	2,864	2,670,680
6.40%, 05/07/54	2,250	2,111,625
3.77%, 05/24/61(a)	2,710	1,638,195
5.75%, 12/31/99(a)	2,472	2,049,442
		33,409,278
Panama — 0.7%
Panama Government International Bond
6.40%, 02/14/35	2,000	1,832,000
6.70%, 01/26/36	1,938	1,821,114
6.88%, 01/31/36	1,020	963,263
8.00%, 03/01/38	1,100	1,122,344
Security	Par (000)	Value
Panama (continued)
Panama Government International Bond (continued)
4.50%, 05/15/47	$1,150	$ 758,281
4.50%, 04/16/50	2,068	1,328,690
4.30%, 04/29/53	1,578	971,456
6.85%, 03/28/54	1,350	1,176,609
4.50%, 04/01/56	2,008	1,247,470
7.88%, 03/01/57	650	637,813
3.87%, 07/23/60(a)	2,803	1,537,270
4.50%, 01/19/63	1,500	917,813
		14,314,123
Peru — 0.3%
Peruvian Government International Bond
6.55%, 03/14/37	1,113	1,153,694
3.30%, 03/11/41(a)	959	680,291
5.63%, 11/18/50	2,460	2,282,419
3.55%, 03/10/51(a)	1,750	1,175,781
2.78%, 12/01/60(a)	1,736	916,282
3.60%, 01/15/72(a)	925	563,094
3.23%, 12/31/99	913	481,322
		7,252,883
Philippines — 0.6%
Philippines Government International Bond
6.38%, 10/23/34	1,750	1,869,219
5.00%, 01/13/37	1,128	1,074,772
3.95%, 01/20/40	1,850	1,508,328
3.70%, 03/01/41	1,926	1,505,289
3.70%, 02/02/42	1,903	1,475,034
2.95%, 05/05/45	1,478	973,633
2.65%, 12/10/45	1,310	807,288
3.20%, 07/06/46	1,910	1,294,235
4.20%, 03/29/47	900	716,625
5.95%, 10/13/47	700	710,577
5.50%, 01/17/48(a)	1,200	1,158,132
		13,093,132
Poland — 0.3%
Republic of Poland Government International Bond
5.13%, 09/18/34	1,500	1,443,375
5.50%, 04/04/53	2,350	2,223,359
5.50%, 03/18/54	3,250	3,059,712
		6,726,446
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41(a)	478	322,698
Korea International Bond
4.13%, 06/10/44(a)	1,000	849,470
3.88%, 09/20/48	345	275,855
		1,448,023
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	750	749,219
Inter-American Development Bank
3.20%, 08/07/42	370	285,892
4.38%, 01/24/44	225	203,911
International Bank for Reconstruction & Development, 4.75%, 02/15/35(a)	413	405,594
		1,644,616
Uruguay — 0.4%
Uruguay Government International Bond
5.75%, 10/28/34	1,625	1,651,813
7.63%, 03/21/36(a)	1,050	1,224,234

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bond (continued)
4.13%, 11/20/45(a)	$800	$ 668,800
5.10%, 06/18/50	3,956	3,597,982
4.98%, 04/20/55(a)	2,524	2,222,382
		9,365,211
Total Foreign Agency Obligations — 5.4% (Cost: $142,918,324)		120,173,735
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	910	841,406
California — 1.4%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	640,626
Series S-1, 6.92%, 04/01/40	500	546,941
Series S-1, 7.04%, 04/01/50	25	28,722
Series S-3, 6.91%, 10/01/50(a)	1,540	1,760,567
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	554,207
California Health Facilities Financing Authority, RB, M/F Housing, Sustainability Bonds, 4.35%, 06/01/41(a)	500	438,818
California State University, RB
Series B, 5.18%, 11/01/53	1,245	1,173,234
Series E, 2.90%, 11/01/51	125	85,977
California State University, Refunding RB
Series B, 2.98%, 11/01/51	835	557,601
Series B, 2.72%, 11/01/52	270	172,702
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48	540	453,033
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	28,277
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,525	1,536,699
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	195	154,301
Series A, (AGM), 3.92%, 01/15/53	110	83,770
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	1,420	1,050,674
Class B, (SAP), 3.00%, 06/01/46	90	82,272
Series A-1, 3.71%, 06/01/41	210	157,758
Series A-1, 4.21%, 06/01/50	210	152,560
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49(a)	1,315	1,481,283
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, BAB, 5.74%, 06/01/39	625	625,073
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	28,964
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	1,300	1,413,227
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60(a)	290	186,552
Series N, 3.71%, 05/15/2120	1,400	888,155
Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB (continued)
Series Q, 4.56%, 05/15/53	$1,135	$ 975,710
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	60,182
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	534,288
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	190,011
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,065,362
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	163,824
State of California, GO, BAB
7.55%, 04/01/39	1,465	1,723,751
7.30%, 10/01/39	3,390	3,838,031
7.35%, 11/01/39	1,270	1,446,686
7.63%, 03/01/40	2,480	2,909,080
7.60%, 11/01/40(a)	1,525	1,801,780
State of California, Refunding GO
4.60%, 04/01/38	100	92,832
5.20%, 03/01/43(a)	265	255,649
University of California, RB
Series AD, 4.86%, 05/15/2112	225	192,712
Series AQ, 4.77%, 05/15/2115	333	274,519
		29,806,410
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	25,564
District of Columbia — 0.1%
District of Columbia Income Tax Revenue, RB, BAB, Series E, 5.59%, 12/01/34	1,125	1,120,094
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(a)	530	451,339
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	95	68,129
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	29,581
		1,669,143
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	472,456
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	64,295
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	85	87,971
		624,722
Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	150	116,812
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	1,002	1,077,630
6.66%, 04/01/57	813	880,753
		2,075,195
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46(a)	$25	$ 16,548
Illinois — 0.3%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	100	87,807
Series C, Senior Lien, 4.57%, 01/01/54	100	88,228
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	936,588
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	407	443,378
Series B, 6.90%, 12/01/40	1,106	1,203,473
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	354,699
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	670	667,435
Sales Tax Securitization Corp., Refunding RB
Series B, 3.59%, 01/01/43	320	259,098
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	795,777
State of Illinois, GO, BAB, 7.35%, 07/01/35	896	944,571
		5,781,054
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51	55	38,525
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51(a)	90	59,623
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-4, 4.48%, 08/01/39	1,460	1,338,493
Series A-3, 5.20%, 12/01/39	495	485,998
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	150	109,774
		1,934,265
Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	25	16,852
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	820	825,032
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	680,438
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	43,922
Massachusetts Water Resources Authority, Refunding RB, Series C, Sustainability Bonds, 2.82%, 08/01/41	110	82,798
		1,649,042
Michigan — 0.2%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	90	75,920
3.38%, 12/01/40	1,555	1,232,442
Michigan State Building Authority, Refunding RB, Series 2, 2.71%, 10/15/40	155	113,943
Michigan State University, RB, Series A, 4.17%, 08/15/2122	243	177,378
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	55	40,721
Series A, 4.45%, 04/01/2122	1,547	1,225,225
Series B, 2.44%, 04/01/40	475	331,876
Security	Par (000)	Value
Michigan (continued)
University of Michigan, RB (continued)
Series B, 2.56%, 04/01/50	$1,163	$ 722,266
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	1,000	811,677
		4,731,448
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	118	96,305
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	545,170
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	155	109,196
		654,366
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	88,271
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	393,955
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,086,662
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	620	703,754
Series F, 7.41%, 01/01/40	2,505	2,912,696
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	463	308,528
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	267,754
		5,279,394
New York — 0.8%
City of New York, GO, Sustainability Bonds, 5.26%, 10/01/52(a)	780	774,509
City of New York, GO, BAB
5.52%, 10/01/37	400	394,052
Series F-1, 6.27%, 12/01/37	415	436,353
Metropolitan Transportation Authority Refunding RB, 5.18%, 11/15/49	115	114,996
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	1,956,274
7.34%, 11/15/39	400	458,807
6.81%, 11/15/40	320	340,966
New York City Municipal Water Finance Authority, RB, BAB
5.75%, 06/15/41(a)	2,825	2,804,113
5.95%, 06/15/42	55	55,635
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	25,024
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	211,552
6.01%, 06/15/42	490	498,811
5.44%, 06/15/43	125	118,963
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	25	25,097
5.57%, 11/01/38	520	513,742
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	1,110	1,087,063

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB, BAB (continued)
Series F, 5.63%, 03/15/39	$350	$ 347,867
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	1,005	1,003,928
Port Authority of New York & New Jersey, ARB
3.14%, 02/15/51	1,600	1,135,831
3.18%, 07/15/60	370	238,309
Series 192, 4.81%, 10/15/65	125	111,998
Series 20, 4.23%, 10/15/57	1,070	870,933
Series 215, 3.29%, 08/01/69	125	80,702
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,056,483
Series 168, 4.93%, 10/01/51	1,030	952,211
Series 181, 4.96%, 08/01/46	110	101,198
Series 182, 5.31%, 08/01/46	25	23,636
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	2,315	1,953,726
		17,692,779
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	39,773
Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	617,617
Series B, 8.08%, 02/15/50	400	507,995
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	400	311,267
Series B, 4.53%, 01/01/35(a)	280	268,631
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,652,658
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	112,272
		3,470,440
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	261,290
Series A-2, 4.62%, 06/01/44	580	539,188
Series A-2, 4.85%, 02/01/45	500	472,159
Series A-3, 5.09%, 02/01/52	265	247,088
Series A-3, 4.71%, 05/01/52	115	104,969
		1,624,694
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	77,674
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	55	55,500
		133,174
Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	115	81,969
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,540	1,115,479
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	282,200
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State University, Refunding RB (continued)
Series D, 2.84%, 09/01/50	$95	$ 62,379
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	596,475
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	70,736
		2,209,238
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	27,649
Texas — 0.7%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,333,741
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	164,988
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	155	153,682
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	420,153
Series B, 6.00%, 12/01/44	1,450	1,482,614
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	301,398
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51	1,300	1,060,552
Series A, 4.51%, 11/01/51	190	164,823
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	100,506
Series A, 3.14%, 11/01/45	190	139,527
Series C, 3.09%, 11/01/40	1,065	815,204
Series C, 2.92%, 11/01/50(a)	720	492,912
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	890	613,869
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,301,192
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	625,517
State of Texas, GO, BAB
5.52%, 04/01/39	945	948,294
Series A, 4.68%, 04/01/40	1,500	1,380,864
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, 5.10%, 04/01/35	1,518	1,503,050
Series 2023-1, 5.17%, 04/01/41	1,500	1,464,131
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	375	294,641
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	536,809
		16,298,467
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	281,691
Series A, 3.23%, 09/01/2119	55	31,565
Series U, 2.58%, 11/01/51(a)	215	128,354
		441,610
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	$490	$ 439,253
Total Municipal Bonds — 4.4% (Cost: $116,121,938)		98,142,313
Preferred Securities
Capital Trust — 0.1%
Insurance — 0.1%
MetLife, Inc., 6.40%, 12/15/66	1,250	1,244,349
Total Preferred Securities — 0.1% (Cost: $1,300,322)		1,244,349
Total Long-Term Investments — 97.9% (Cost: $2,551,820,675)		2,167,439,476

	Shares
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	207,628,922	207,691,210
Total Short-Term Securities — 9.4% (Cost: $207,652,093)		207,691,210
Total Investments — 107.3% (Cost: $2,759,472,768)		2,375,130,686
Liabilities in Excess of Other Assets — (7.3)%		(162,112,347)
Net Assets — 100.0%		$ 2,213,018,339

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 175,565,567	$ 32,152,790 (a)	$ —	$ (8,222)	$ (18,925)	$ 207,691,210	207,628,922	$ 851,381 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Credit Bond Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 1,947,879,079	$ —	$ 1,947,879,079
Foreign Agency Obligations	—	120,173,735	—	120,173,735
Municipal Bonds	—	98,142,313	—	98,142,313
Preferred Securities
Capital Trust	—	1,244,349	—	1,244,349
Short-Term Securities
Money Market Funds	207,691,210	—	—	207,691,210
	$207,691,210	$2,167,439,476	$—	$2,375,130,686
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares U.S. Long Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.0%
Fannie Mae, 5.63%, 07/15/37	$4,000	$ 4,277,739
Federal Home Loan Banks
5.63%, 03/14/36	1,000	1,052,903
5.50%, 07/15/36	4,730	4,997,132
Tennessee Valley Authority
5.88%, 04/01/36	11,841	12,695,135
3.50%, 12/15/42	66	52,516
		23,075,425
Total U.S. Government Sponsored Agency Securities — 1.0% (Cost: $25,576,994)		23,075,425
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 02/15/44(a)	59,046	56,945,973
4.75%, 02/15/37 - 11/15/53	110,428	109,938,026
5.00%, 05/15/37	27,415	28,418,432
4.38%, 02/15/38 - 08/15/43(a)	73,570	69,486,847
3.50%, 02/15/39	12,761	11,117,523
4.25%, 05/15/39 - 02/15/54	76,545	70,620,310
4.63%, 02/15/40(a)	16,575	16,288,822
1.13%, 05/15/40 - 08/15/40	121,755	71,293,392
3.88%, 08/15/40 - 05/15/43	63,103	55,322,605
1.38%, 11/15/40 - 08/15/50	142,489	76,527,699
1.88%, 02/15/41 - 11/15/51	221,285	133,315,743
2.25%, 05/15/41 - 02/15/52	280,578	181,368,291
1.75%, 08/15/41	49,509	31,436,281
3.75%, 08/15/41 - 11/15/43	45,466	38,927,458
2.00%, 11/15/41 - 08/15/51	191,041	113,128,317
3.13%, 11/15/41 - 05/15/48	88,536	68,163,861
2.38%, 02/15/42 - 05/15/51	79,460	51,613,583
3.00%, 05/15/42 - 08/15/52	387,892	286,610,782
3.25%, 05/15/42	28,247	22,689,182
2.75%, 08/15/42 - 11/15/47	157,938	113,758,931
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
3.38%, 08/15/42 - 11/15/48	$84,477	$ 67,148,429
4.00%, 11/15/42 - 11/15/52	93,000	82,027,297
2.88%, 05/15/43 - 05/15/52	163,608	117,297,812
3.63%, 08/15/43 - 05/15/53	171,656	141,191,540
2.50%, 02/15/45 - 05/15/46	212,530	144,798,824
1.25%, 05/15/50	28,428	13,428,899
1.63%, 11/15/50	143,669	75,078,276
4.13%, 08/15/53	68,500	61,339,609
Total U.S. Treasury Obligations — 97.5% (Cost: $2,913,536,247)		2,309,282,744
Total Long-Term Investments — 98.5% (Cost: $2,939,113,241)		2,332,358,169

	Shares
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(b)(c)(d)	53,946,775	53,962,959
Total Short-Term Securities — 2.3% (Cost: $53,951,391)		53,962,959
Total Investments — 100.8% (Cost: $2,993,064,632)		2,386,321,128
Liabilities in Excess of Other Assets — (0.8)%		(19,474,015)
Net Assets — 100.0%		$ 2,366,847,113

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 771,554,674	$ —	$ (717,740,081)(a)	$ 403,231	$ (254,865)	$ 53,962,959	53,946,775	$ 518,450 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	1	06/18/24	$ 120	$ (8,153)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 8,153	$ —	$ 8,153

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (2,716)	$ —	$ (2,716)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 7,940	$ —	$ 7,940
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$124,485
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 23,075,425	$ —	$ 23,075,425
U.S. Treasury Obligations	—	2,309,282,744	—	2,309,282,744
Short-Term Securities
Money Market Funds	53,962,959	—	—	53,962,959
	$53,962,959	$2,332,358,169	$—	$2,386,321,128
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Long Government Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (8,153)	$ —	$ —	$ (8,153)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27	$3,750	$ 3,643,563
Series 2022-2, Class A, 3.39%, 05/15/27	8,302	8,120,846
Series 2023-3, Class A, 5.23%, 09/15/28	4,402	4,389,695
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,006,637
Americredit Automobile Receivables Trust, Series 2023-1, Class A3, 5.62%, 11/18/27	1,685	1,692,417
Chase Issuance Trust, Series 2023-A1, Class A, 5.16%, 09/15/28	6,913	6,867,244
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28	2,500	2,492,625
Series 2024-2A, Class C, 5.74%, 05/15/29	3,000	2,978,226
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	1,972,578
Ford Credit Auto Owner Trust
Series 2022-C, Class A4, 4.59%, 12/15/27	4,000	3,936,040
Series 2024-A, Class A3, 5.09%, 12/15/28	7,350	7,296,346
GM Financial Consumer Automobile Receivables Trust
Series 2024-2, Class A3, 5.10%, 03/16/29	2,938	2,915,956
Series 2024-2, Class B, 5.28%, 10/16/29	850	840,996
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	616	607,920
Series 2022-B, Class A4, 3.80%, 08/15/28	450	437,081
Series 2024-A, Class A3, 4.99%, 02/15/29	4,000	3,959,850
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28	650	642,548
Series 2024-A, Class A4, 4.91%, 02/18/31	610	600,812
PG&E Wildfire Recovery Funding LLC, Series 2022-1, Class A4, 4.45%, 12/01/49	3,000	2,549,630
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14%, 02/16/27	339	337,347
Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.04%, 03/15/30	1,740	1,717,675
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	748	737,263
Series 2021-B, Class A4, 0.53%, 10/15/26	2,073	1,974,971
Verizon Master Trust
Series 2021-1, Class A, 0.50%, 05/20/27	2,382	2,375,599
Series 2024-3, Class A1A, 5.34%, 04/22/30	7,000	7,003,506
Virginia Power Fuel Securitization LLC, Series 2020- 24, Class A2, 4.88%, 05/01/33	2,000	1,955,997
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/27	4,430	4,398,228
Total Asset-Backed Securities — 1.7% (Cost: $80,428,593)		79,451,596
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.8%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,458,231
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	3,913,743
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,621,665
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,792,698
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,544,067
Series 2022-C16, Class A5, 4.60%, 06/15/55(a)	3,000	2,803,312
Series 2024-5C25, Class AS, 6.36%, 03/15/57(a)	400	405,361
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,365,174
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	$2,489	$ 2,347,310
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,425,787
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	2,966,800
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	6,179,980
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,269,216
Series 2020-B19, Class B, 2.35%, 09/15/53	937	674,668
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,388,667
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,572,353
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	5,631,460
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,217,760
Series 2024-V6, Class A3, 5.93%, 03/15/29	2,000	2,014,453
Series 2024-V6, Class AS, 6.38%, 03/15/29	920	928,572
Series 2024-V6, Class B, 6.79%, 03/15/29	780	788,711
Series 2024-V6, Class C, 6.67%, 03/15/29	440	434,274
BMO Mortgage Trust(a)
Series 2023-C6, Class C, 6.97%, 09/15/56	1,000	1,007,492
Series 2024-C8, Class A5, 5.60%, 03/15/57	2,720	2,702,088
Series 2024-C8, Class AS, 5.91%, 03/15/57	4,250	4,191,477
Series 2024-C8, Class B, 6.14%, 03/15/57	1,470	1,451,490
Series 2024-C8, Class C, 6.23%, 03/15/57	250	239,830
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,768,197
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	761,176
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,299,511
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,734,480
Commercial Mortgage Trust, Series 2016-CR28, Class A4, 3.76%, 02/10/49	620	597,487
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	829	805,134
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,715,168
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,131,594
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	5,838,070
GS Mortgage Securities Trust
Series 2015-GC30, Class A4, 3.38%, 05/10/50	496	481,484
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,908	1,829,683
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,289,264
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	12	11,856
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,557	1,513,489
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,657,954
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,573,722
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A4, 3.73%, 05/15/48	620	601,042
Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,387,811
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	940,454
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,319,523
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	438,320
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	541,447
Series 2021-L6, Class AS, 2.75%, 06/15/54(a)	1,634	1,306,573
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,028	3,913,368
Series 2018-C47, Class AS, 4.67%, 09/15/61(a)	2,000	1,875,899
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	2,970,454
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2020-C56, Class A5, 2.45%, 06/15/53	$2,580	$ 2,139,677
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,890,212
Total Non-Agency Mortgage-Backed Securities — 2.8% (Cost: $147,207,882)		131,669,688
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 2.9%
Fannie Mae, Series 2017-M12, Class A2, 3.16%, 06/25/27(a)	1,275	1,200,236
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	4,442	4,207,580
Series 2016-M6, Class A2, 2.49%, 05/25/26	4,589	4,337,706
Series 2017-M15, Class A2, 3.06%, 09/25/27(a)	2,967	2,775,193
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	2,489	2,296,022
Series 2018-M3, Class A2, 3.17%, 02/25/30(a)	6,828	6,166,122
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,696	3,251,181
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,549	3,705,172
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	3,536	2,797,677
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	1,970,324
Freddie Mac
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,604,532
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,626,858
Series K143, Class A2, 2.35%, 03/25/32	3,425	2,810,117
Series K-159, Class A2, 4.50%, 07/25/33(a)	3,000	2,857,034
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,846,933
Freddie Mac Mortgage-Backed Securities
4.50%, 04/01/46	13	12,635
4.00%, 05/01/46	178	162,764
Freddie Mac Multifamily Structured Pass Through Certificates
Series K052, Class A2, 3.15%, 11/25/25	620	600,554
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	3,962,565
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,732,988
Series K067, Class A1, 2.90%, 03/25/27	1,687	1,623,425
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,582,575
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	7,911,664
Series K088, Class A2, 3.69%, 01/25/29	413	388,802
Series K100, Class A2, 2.67%, 09/25/29	11,302	10,019,640
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,120,421
Series K109, Class A2, 1.56%, 04/25/30	8,471	6,951,723
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,791,397
Series K111, Class A2, 1.35%, 05/25/30	829	669,773
Series K123, Class A2, 1.62%, 12/25/30	8,302	6,695,599
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,535,229
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,127,381
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,707,312
Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,403,764
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	2,873,638
Series K-154, Class A2, 4.35%, 01/25/33(a)	3,000	2,830,418
Series K730, Class A2, 3.59%, 01/25/25(a)	7,070	6,974,971
Series K734, Class A2, 3.21%, 02/25/26	4,731	4,575,768
Series K748, Class A2, 2.26%, 01/25/29(a)	10,000	8,814,012
		135,521,705
Mortgage-Backed Securities — 93.6%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	872	755,241
4.00%, 02/01/47 - 02/01/57	3,132	2,826,404
3.50%, 11/01/51	4,812	4,197,633
(12-mo. LIBOR US + 1.53%), 5.71%, 05/01/43(a)	32	32,329
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued)
(12-mo. LIBOR US + 1.54%), 5.42%, 06/01/43(a)	$45	$ 44,865
(12-mo. LIBOR US + 1.70%), 5.95%, 08/01/42(a)	11	11,775
(12-mo. LIBOR US + 1.75%), 6.00%, 08/01/41(a)	4	3,774
(12-mo. LIBOR US + 1.83%), 6.08%, 11/01/40(a)	2	1,658
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	1	956
3.00%, 03/01/27 - 10/01/47	33,160	28,601,850
2.50%, 07/01/28 - 01/01/33	7,312	6,749,418
3.50%, 03/01/32 - 06/01/49	32,355	28,794,695
5.00%, 04/01/33 - 04/01/49	1,384	1,340,876
4.00%, 05/01/33 - 01/01/49	10,873	9,977,720
5.50%, 06/01/35 - 01/01/39	46	45,731
4.50%, 06/01/38 - 01/01/49	4,574	4,315,358
(12-mo. LIBOR US + 1.50%), 5.25%, 06/01/43(a)	1	989
(12-mo. LIBOR US + 1.71%), 5.98%, 08/01/41(a)	2	2,192
(12-mo. LIBOR US + 1.84%), 6.12%, 09/01/40(a)	5	5,001
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 05/15/54(b)	66,657	65,436,226
6.00%, 03/15/35 - 06/15/54(b)	58,170	58,352,926
6.50%, 09/15/36 - 05/15/54(b)	57,639	58,422,573
4.50%, 07/15/39 - 05/20/54(b)	73,597	68,791,941
5.00%, 11/15/39 - 05/15/54(b)	74,542	71,470,823
4.00%, 03/15/41 - 05/20/54(b)	84,024	76,627,607
3.50%, 09/20/42 - 05/20/53(b)	124,502	110,662,765
3.00%, 01/20/43 - 05/20/54(b)	162,097	138,688,939
2.50%, 05/20/45 - 05/20/54(b)	238,791	195,581,684
2.00%, 07/20/50 - 06/20/52	243,574	191,901,697
1.50%, 10/20/51	760	572,362
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 05/13/54(b)	152,828	141,528,500
4.00%, 10/01/25 - 02/01/53(b)	235,484	213,988,480
3.50%, 02/01/26 - 05/01/54(b)	281,720	247,672,342
3.00%, 01/01/27 - 05/01/52(b)	446,317	378,972,900
2.50%, 09/01/28 - 05/15/54(b)	837,880	678,912,218
7.00%, 02/01/32	7	7,419
6.50%, 07/01/32 - 05/15/54(b)	110,474	111,977,629
5.00%, 11/01/33 - 05/15/54(b)	149,397	141,876,170
6.00%, 03/01/34 - 05/15/54(b)	127,159	126,673,733
2.00%, 12/01/35 - 05/13/54(b)	1,172,930	918,275,784
1.50%, 03/01/36 - 11/01/51(b)	131,991	102,369,384
5.50%, 04/01/36 - 05/15/54(b)	154,081	150,270,018
		4,336,742,585
Total U.S. Government Sponsored Agency Securities — 96.5% (Cost: $5,063,656,515)		4,472,264,290
Total Long-Term Investments — 101.0% (Cost: $5,291,292,990)		4,683,385,574

2024 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)	544,931,934	$ 545,095,414
Total Short-Term Securities — 11.7% (Cost: $544,926,728)		545,095,414
Total Investments Before TBA Sale Commitments — 112.7% (Cost: $5,836,219,718)		5,228,480,988

Par (000)
TBA Sale Commitments(b)
Mortgage-Backed Securities — (1.4)%
Ginnie Mae Mortgage-Backed Securities
6.00%, 05/15/54	$(4,800)	(4,812,096)
6.50%, 05/15/54	(9,400)	(9,517,298)
Uniform Mortgage-Backed Securities
2.00%, 05/13/54	(2,375)	(1,792,404)
2.50%, 05/15/54	(28,100)	(22,228,672)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
3.00%, 02/25/52	$(5,650)	$ (4,664,574)
3.50%, 03/25/52	(4,025)	(3,468,901)
4.50%, 05/13/54	(400)	(368,566)
6.00%, 05/15/54	(8,650)	(8,569,583)
6.50%, 05/15/54	(10,775)	(10,856,254)
Total TBA Sale Commitments — (1.4)% (Proceeds: $(67,197,011))		(66,278,348)
Total Investments, Net of TBA Sale Commitments — 111.3% (Cost: $5,769,022,707)		5,162,202,640
Liabilities in Excess of Other Assets — (11.3)%		(525,709,906)
Net Assets — 100.0%		$ 4,636,492,734

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 580,881,705	$ —	$ (35,730,327)(a)	$ 23,262	$ (79,226)	$ 545,095,414	544,931,934	$ 16,007,087	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 79,451,596	$ —	$ 79,451,596
Non-Agency Mortgage-Backed Securities	—	131,669,688	—	131,669,688
U.S. Government Sponsored Agency Securities	—	4,472,264,290	—	4,472,264,290
Short-Term Securities
Money Market Funds	545,095,414	—	—	545,095,414
Liabilities
Investments
TBA Sale Commitments	—	(66,278,348)	—	(66,278,348)
	$545,095,414	$4,617,107,226	$—	$5,162,202,640
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,026,842,887	$ 4,507,026,070	$ 2,167,439,476	$ 2,332,358,169
Investments, at value — affiliated(c)	273,151,604	192,494,889	207,691,210	53,962,959
Cash	231,609	633,791	2,600,978	—
Cash pledged for futures contracts	—	—	—	7,000
Receivables:
Investments sold	—	73,457,636	604,242	—
Securities lending income — affiliated	43,657	35,185	51,787	7,596
Capital shares sold	—	634,228	14,894,225	39,590,205
Dividends — affiliated	295,402	26,808	81,824	10,912
Interest — unaffiliated	30,580,292	34,089,839	30,547,458	30,240,748
Prepaid expenses	5,060	5,959	4,757	4,904
Total assets	3,331,150,511	4,808,404,405	2,423,915,957	2,456,182,493
LIABILITIES
Collateral on securities loaned	187,057,905	184,341,804	182,383,412	49,561,942
Payables:
Investments purchased	40,508,747	57,984,726	28,020,397	39,754,579
Capital shares redeemed	7,845,528	24,262,915	479,537	—
Trustees’ and Officer’s fees	935	2,147	2,158	2,044
Professional fees	16,319	16,453	12,114	15,866
Variation margin on futures contracts	—	—	—	949
Total liabilities	235,429,434	266,608,045	210,897,618	89,335,380
Commitments and contingent liabilities
NET ASSETS	$ 3,095,721,077	$ 4,541,796,360	$ 2,213,018,339	$ 2,366,847,113
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 3,346,894,875	$ 4,958,337,884	$ 2,693,948,476	$ 3,066,709,247
Accumulated loss	(251,173,798)	(416,541,524)	(480,930,137)	(699,862,134)
NET ASSETS	$ 3,095,721,077	$ 4,541,796,360	$ 2,213,018,339	$ 2,366,847,113
Net asset value	$ 9.71	$ 9.55	$ 8.84	$ 7.66
(a)Investments, at cost—unaffiliated	$3,188,251,386	$4,825,032,626	$2,551,820,675	$2,939,113,241
(b)Securities loaned, at value	$180,882,145	$178,900,667	$174,713,758	$47,758,887
(c)Investments, at cost—affiliated	$273,110,901	$192,402,660	$207,652,093	$53,951,391
(d)Shares outstanding	318,917,728	475,692,915	250,455,316	309,008,852
(e)Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(f)Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2024

iShares U.S. Securitized Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 4,683,385,574
Investments, at value — affiliated(b)	545,095,414
Receivables:
Investments sold	2,659,114
TBA sale commitments	67,197,011
Dividends — affiliated	2,518,642
Interest — unaffiliated	13,247,151
Principal paydowns	99,871
Prepaid expenses	6,223
Total assets	5,314,209,000
LIABILITIES
TBA sale commitments, at value(c)	66,278,348
Payables:
Investments purchased	611,418,927
Trustees’ and Officer’s fees	2,831
Professional fees	16,160
Total liabilities	677,716,266
Commitments and contingent liabilities
NET ASSETS	$ 4,636,492,734
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 5,323,815,853
Accumulated loss	(687,323,119)
NET ASSETS	$ 4,636,492,734
Net asset value	$ 9.04
(a)Investments, at cost—unaffiliated	$5,291,292,990
(b)Investments, at cost—affiliated	$544,926,728
(c)Proceeds from TBA sale commitments	$67,197,011
(d)Shares outstanding	512,810,400
(e)Shares authorized	Unlimited
(f)Par value	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$878,815	$232,021	$475,038	$227,035
Interest — unaffiliated	57,020,733	61,160,942	56,746,713	45,530,579
Securities lending income — affiliated — net	358,052	608,082	376,343	291,415
Total investment income	58,257,600	62,001,045	57,598,094	46,049,029
EXPENSES
Administration	839,729	1,079,162	659,587	586,653
Investment advisory	839,729	1,079,162	659,587	586,653
Professional	16,744	16,744	16,744	16,744
Trustees and Officer	11,748	17,239	10,205	10,472
Miscellaneous	4,135	5,285	4,573	4,135
Total expenses	1,712,085	2,197,592	1,350,696	1,204,657
Less:
Fees waived and/or reimbursed by the Administrator	(1,707,950)	(2,192,307)	(1,346,123)	(1,200,522)
Total expenses after fees waived and/or reimbursed	4,135	5,285	4,573	4,135
Net investment income	58,253,465	61,995,760	57,593,521	46,044,894
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,276,767)	(10,533,198)	(27,095,136)	(56,311,668)
Investments — affiliated	(16,606)	768,612	(8,222)	403,231
Futures contracts	—	—	—	(2,716)
	(6,293,373)	(9,764,586)	(27,103,358)	(55,911,153)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	67,954,348	42,973,932	190,408,032	179,899,376
Investments — affiliated	(27,242)	(567,779)	(18,925)	(254,865)
Futures contracts	—	—	—	7,940
	67,927,106	42,406,153	190,389,107	179,652,451
Net realized and unrealized gain	61,633,733	32,641,567	163,285,749	123,741,298
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,887,198	$94,637,327	$220,879,270	$169,786,192
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited) (continued)
Six Months Ended April 30, 2024

iShares U.S. Securitized Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$16,007,087
Interest — unaffiliated	72,157,918
Total investment income	88,165,005
EXPENSES
Administration	1,374,710
Investment advisory	1,374,710
Trustees and Officer	18,327
Professional	16,744
Miscellaneous	4,608
Total expenses	2,789,099
Less:
Fees waived and/or reimbursed by the Administrator	(2,784,491)
Total expenses after fees waived and/or reimbursed	4,608
Net investment income	88,160,397
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	7,480,932
Investments — affiliated	23,262
7,504,194
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	115,206,720
Investments — affiliated	(79,226)
115,127,494
Net realized and unrealized gain	122,631,688
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$210,792,085
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	iShares U.S. Intermediate Credit Bond Index Fund		iShares U.S. Intermediate Government Bond Index Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$58,253,465	$77,250,586	$61,995,760	$90,715,523
Net realized loss	(6,293,373)	(14,672,304)	(9,764,586)	(35,320,864)
Net change in unrealized appreciation (depreciation)	67,927,106	(10,140,490)	42,406,153	(6,252,065)
Net increase in net assets resulting from operations	119,887,198	52,437,792	94,637,327	49,142,594
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(58,222,793)	(77,358,427)	(61,322,308)	(89,518,603)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	610,048,582	678,827,108	585,581,920	500,310,980
NET ASSETS
Total increase in net assets	671,712,987	653,906,473	618,896,939	459,934,971
Beginning of period	2,424,008,090	1,770,101,617	3,922,899,421	3,462,964,450
End of period	$3,095,721,077	$2,424,008,090	$4,541,796,360	$3,922,899,421

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	iShares U.S. Long Credit Bond Index Fund		iShares U.S. Long Government Bond Index Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$57,593,521	$106,754,435	$46,044,894	$75,226,319
Net realized loss	(27,103,358)	(45,666,996)	(55,911,153)	(28,459,206)
Net change in unrealized appreciation (depreciation)	190,389,107	(48,361,682)	179,652,451	(260,634,110)
Net increase (decrease) in net assets resulting from operations	220,879,270	12,725,757	169,786,192	(213,866,997)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(57,471,125)	(106,546,280)	(45,722,248)	(74,646,145)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	66,044,720	153,018,649	97,370,026	573,402,649
NET ASSETS
Total increase in net assets	229,452,865	59,198,126	221,433,970	284,889,507
Beginning of period	1,983,565,474	1,924,367,348	2,145,413,143	1,860,523,636
End of period	$2,213,018,339	$1,983,565,474	$2,366,847,113	$2,145,413,143

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	iShares U.S. Securitized Bond Index Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$88,160,397	$144,811,383
Net realized gain (loss)	7,504,194	(36,939,785)
Net change in unrealized appreciation (depreciation)	115,127,494	(151,263,436)
Net increase (decrease) in net assets resulting from operations	210,792,085	(43,391,838)
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(84,823,522)	(145,884,807)
Return of capital	—	(1,646,980)
Decrease in net assets resulting from distributions to shareholders	(84,823,522)	(147,531,787)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	285,488,167	548,245,723
NET ASSETS
Total increase in net assets	411,456,730	357,322,098
Beginning of period	4,225,036,004	3,867,713,906
End of period	$4,636,492,734	$4,225,036,004

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Credit Bond Index Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.42	$9.43	$10.00
Net investment income(b)	0.20	0.35	0.12
Net realized and unrealized gain (loss)	0.29	(0.01)	(0.57)
Net increase (decrease) from investment operations	0.49	0.34	(0.45)
Distributions from net investment income(c)	(0.20)	(0.35)	(0.12)
Net asset value, end of period	$9.71	$9.42	$9.43
Total Return(d)
Based on net asset value	5.22%(e)	3.53%	(4.49)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.12%(g)	0.12%	0.12%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)	0.00%(h)	— %(g)
Net investment income	4.16%(g)	3.61%	2.84%(g)
Supplemental Data
Net assets, end of period (000)	$3,095,721	$2,424,008	$1,770,102
Portfolio turnover rate	9%	14%	19%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Government Bond Index Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.44	$9.51	$10.00
Net investment income(b)	0.14	0.23	0.08
Net realized and unrealized gain (loss)	0.11	(0.08)	(0.50)
Net increase (decrease) from investment operations	0.25	0.15	(0.42)
Distributions from net investment income(c)	(0.14)	(0.22)	(0.07)
Net asset value, end of period	$9.55	$9.44	$9.51
Total Return(d)
Based on net asset value	2.60%(e)	1.59%	(4.18)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.10%	0.10%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)	0.00%(h)	— %(g)
Net investment income	2.87%(g)	2.35%	1.73%(g)
Supplemental Data
Net assets, end of period (000)	$4,541,796	$3,922,899	$3,462,964
Portfolio turnover rate	10%	24%	16%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Credit Bond Index Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$8.17	$8.53	$10.00
Net investment income(b)	0.24	0.47	0.20
Net realized and unrealized gain (loss)	0.67	(0.36)	(1.47)
Net increase (decrease) from investment operations	0.91	0.11	(1.27)
Distributions from net investment income(c)	(0.24)	(0.47)	(0.20)
Net asset value, end of period	$8.84	$8.17	$8.53
Total Return(d)
Based on net asset value	11.02%(e)	0.80%	(12.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.12%(g)	0.12%	0.12%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)	0.00%(h)	— %(g)
Net investment income	5.24%(g)	5.11%	4.79%(g)
Supplemental Data
Net assets, end of period (000)	$2,213,018	$1,983,565	$1,924,367
Portfolio turnover rate	7%	13%	7%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Government Bond Index Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$7.25	$8.18	$10.00
Net investment income(b)	0.16	0.30	0.13
Net realized and unrealized gain (loss)	0.41	(0.93)	(1.82)
Net increase (decrease) from investment operations	0.57	(0.63)	(1.69)
Distributions from net investment income(c)	(0.16)	(0.30)	(0.13)
Net asset value, end of period	$7.66	$7.25	$8.18
Total Return(d)
Based on net asset value	7.71%(e)	(8.17)%	(17.06)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.10%(g)	0.10%	0.10%(g)
Total expenses after fees waived and/or reimbursed	0.00%(g)(h)	0.00%(h)	— %(g)
Net investment income	3.92%(g)	3.57%	3.09%(g)
Supplemental Data
Net assets, end of period (000)	$2,366,847	$2,145,413	$1,860,524
Portfolio turnover rate	8%	4%	5%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Securitized Bond Index Fund
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$8.76	$9.12	$10.00
Net investment income(b)	0.18	0.32	0.11
Net realized and unrealized gain (loss)	0.27	(0.35)	(0.88)
Net increase (decrease) from investment operations	0.45	(0.03)	(0.77)
Distributions(c)
From net investment income	(0.17)	(0.33)	(0.11)
Return of capital	—	(0.00)(d)	—
Total distributions	(0.17)	(0.33)	(0.11)
Net asset value, end of period	$9.04	$8.76	$9.12
Total Return(e)
Based on net asset value	5.11%(f)	(0.53)%	(7.71)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%(h)
Total expenses after fees waived and/or reimbursed	0.00%(h)(i)	0.00%(i)	— %(h)
Net investment income	3.85%(h)	3.43%	2.53%(h)
Supplemental Data
Net assets, end of period (000)	$4,636,493	$4,225,036	$3,867,714
Portfolio turnover rate(j)	127%	341%	150%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Portfolio turnover rate (excluding MDRs)	64%	163%	150%

(k)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares U.S. Intermediate Credit Bond Index Fund	U.S. Intermediate Credit Bond	Diversified
iShares U.S. Intermediate Government Bond Index Fund	U.S. Intermediate Government Bond	Diversified
iShares U.S. Long Credit Bond Index Fund	U.S. Long Credit Bond	Diversified
iShares U.S. Long Government Bond Index Fund	U.S. Long Government Bond	Diversified
iShares U.S. Securitized Bond Index Fund	U.S. Securitized Bond	Diversified
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of each Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Intermediate Credit Bond
Barclays Capital, Inc.	$ 7,797,158	$ (7,797,158)	$ —	$ —
BMO Capital Markets Corp.	6,434,630	(6,434,630)	—	—
BNP Paribas SA	37,966,136	(37,966,136)	—	—
BofA Securities, Inc.	13,710,389	(13,710,389)	—	—
Citigroup Global Markets, Inc.	2,606,512	(2,606,512)	—	—
Goldman Sachs & Co. LLC	11,442,848	(11,442,848)	—	—
HSBC Securities (USA), Inc.	1,418,198	(1,418,198)	—	—
J.P. Morgan Securities LLC	26,858,681	(26,858,681)	—	—
Jefferies LLC	1,690,386	(1,690,386)	—	—
Nomura Securities International, Inc.	5,527,542	(5,527,542)	—	—
RBC Capital Markets LLC	14,353,186	(14,353,186)	—	—
Scotia Capital (USA), Inc.	5,555,527	(5,555,527)	—	—
State Street Bank & Trust Co.	11,341,411	(11,341,411)	—	—
TD Securities (USA) LLC	1,309,848	(1,309,848)	—	—
Toronto-Dominion Bank	1,034,598	(1,034,598)	—	—
UBS AG	210,273	(210,273)	—	—
UBS Securities LLC	1,523,336	(1,523,336)	—	—
Wells Fargo Bank N.A.	1,236,881	(1,236,881)	—	—
Wells Fargo Securities LLC	28,864,605	(28,864,605)	—	—
	$ 180,882,145	$ (180,882,145)	$ —	$ —
U.S. Intermediate Government Bond
BofA Securities, Inc.	$ 9,402,683	$ (9,402,683)	$ —	$ —
Citigroup Global Markets, Inc.	565,975	(565,975)	—	—
Goldman Sachs & Co. LLC	46,407,286	(46,407,286)	—	—
HSBC Securities (USA), Inc.	4,733,278	(4,733,278)	—	—
J.P. Morgan Securities LLC	78,613,548	(78,613,548)	—	—
Nomura Securities International, Inc.	14,741,445	(14,741,445)	—	—
TD Securities (USA) LLC	4,589,577	(4,589,577)	—	—
Toronto-Dominion Bank	19,846,875	(19,846,875)	—	—
	$ 178,900,667	$ (178,900,667)	$ —	$ —
U.S. Long Credit Bond
Barclays Capital, Inc.	$ 16,987,513	$ (16,987,513)	$ —	$ —
BMO Capital Markets Corp.	2,133,345	(2,133,345)	—	—
BNP Paribas SA	37,755,333	(37,755,333)	—	—
BofA Securities, Inc.	6,077,593	(6,077,593)	—	—
Citigroup Global Markets, Inc.	1,654,222	(1,654,222)	—	—
Goldman Sachs & Co. LLC	7,177,339	(7,177,339)	—	—
HSBC Securities (USA), Inc.	2,098,897	(2,098,897)	—	—
J.P. Morgan Securities LLC	49,720,501	(49,720,501)	—	—
Jefferies LLC	1,748,386	(1,748,386)	—	—
Nomura Securities International, Inc.	4,634,759	(4,634,759)	—	—
RBC Capital Markets LLC	11,537,330	(11,537,330)	—	—
Scotia Capital (USA), Inc.	10,613,280	(10,613,280)	—	—
State Street Bank & Trust Co.	6,224,251	(6,224,251)	—	—
Toronto-Dominion Bank	250,099	(250,099)	—	—
UBS AG	5,106,851	(5,106,851)	—	—
UBS Securities LLC	3,412,439	(3,412,439)	—	—
Wells Fargo Bank N.A.	748,561	(748,561)	—	—
Wells Fargo Securities LLC	6,833,059	(6,833,059)	—	—
	$ 174,713,758	$ (174,713,758)	$ —	$ —
U.S. Long Government Bond
BofA Securities, Inc.	$ 21,119,424	$ (21,119,424)	$ —	$ —
Citigroup Global Markets, Inc.	26,639,463	(26,639,463)	—	—
	$ 47,758,887	$ (47,758,887)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Manager contractually agreed to waive each Fund’s investment advisory fees through June 30, 2034. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2024, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 839,729
U.S. Intermediate Government Bond	1,079,162
U.S. Long Credit Bond	659,587
U.S. Long Government Bond	586,653
U.S. Securitized Bond	1,374,710
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly,

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Administration Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Administrator contractually agreed to waive each Fund’s administration fees through June 30, 2034. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2024, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 839,729
U.S. Intermediate Government Bond	1,079,162
U.S. Long Credit Bond	659,587
U.S. Long Government Bond	586,653
U.S. Securitized Bond	1,374,710
Expense Waivers and Reimbursements:  The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by each Fund. The Administrator and the Manager have contractually agreed to reimburse each Fund or provide an offsetting credit to each Fund in an amount equal to these independent expenses as applicable, through June 30, 2034. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. The amounts waived are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 28,492
U.S. Intermediate Government Bond	33,983
U.S. Long Credit Bond	26,949
U.S. Long Government Bond	27,216
U.S. Securitized Bond	35,071
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2024, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
U.S. Intermediate Credit Bond	$ 114,642
U.S. Intermediate Government Bond	258,184
U.S. Long Credit Bond	115,496
U.S. Long Government Bond	120,845
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
U.S. Intermediate Credit Bond	$ —	$ —	$ 829,782,424	$ 252,661,860
U.S. Intermediate Government Bond	1,011,145,696	435,407,855	5,038,800	5,129,000
U.S. Long Credit Bond	—	—	222,876,036	162,073,379
U.S. Long Government Bond	281,374,589	185,145,351	—	—
U.S. Securitized Bond	—	—	6,125,652,771	5,784,622,918
For the six months ended April 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
U.S. Securitized Bond	$ 2,870,945,864	$ 2,869,180,334
8.
INCOME TAX INFORMATION
It is each Fund’ s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
U.S. Intermediate Credit Bond	$ (81,273,219)
U.S. Intermediate Government Bond	(86,114,195)
U.S. Long Credit Bond	(61,349,243)
U.S. Long Government Bond	(33,584,335)
U.S. Securitized Bond	(87,116,574)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Intermediate Credit Bond	$ 3,463,653,750	$ 4,100,886	$ (167,760,145)	$ (163,659,259)
U.S. Intermediate Government Bond	5,020,381,573	468,082	(321,328,696)	(320,860,614)

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Long Credit Bond	$ 2,767,832,876	$ 3,011,125	$ (395,713,315)	$ (392,702,190)
U.S. Long Government Bond	2,997,424,562	227,858	(611,339,445)	(611,111,587)
U.S. Securitized Bond	5,840,582,609	3,302,600	(614,485,558)	(611,182,958)
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’ s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The  Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.
The  Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Credit Bond
Shares sold	68,303,991	$ 675,720,534	72,487,287	$ 707,238,370
Shares issued in reinvestment of distributions	5,920,879	58,223,411	7,993,574	77,358,950
Shares redeemed	(12,604,266)	(123,895,363)	(10,971,490)	(105,770,212)
	61,620,604	$ 610,048,582	69,509,371	$ 678,827,108

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Government Bond
Shares sold	73,399,460	$ 713,721,943	89,647,418	$ 867,928,770
Shares issued in reinvestment of distributions	6,328,685	61,322,677	9,290,586	89,518,684
Shares redeemed	(19,610,302)	(189,462,700)	(47,418,357)	(457,136,474)
	60,117,843	$ 585,581,920	51,519,647	$ 500,310,980

2024 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Credit Bond
Shares sold	18,595,319	$ 170,967,202	38,136,216	$ 350,550,132
Shares issued in reinvestment of distributions	6,229,156	57,475,945	11,669,706	106,546,600
Shares redeemed	(17,133,129)	(162,398,427)	(32,636,820)	(304,078,083)
	7,691,346	$ 66,044,720	17,169,102	$ 153,018,649

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Government Bond
Shares sold	34,179,704	$ 275,856,385	70,820,611	$ 594,020,955
Shares issued in reinvestment of distributions	5,645,944	45,723,203	8,853,903	74,647,020
Shares redeemed	(26,808,270)	(224,209,562)	(11,242,159)	(95,265,326)
	13,017,378	$ 97,370,026	68,432,355	$ 573,402,649

	Six Months Ended 04/30/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Securitized Bond
Shares sold	37,000,152	$ 343,946,935	65,646,206	$ 617,560,584
Shares issued in reinvestment of distributions	9,127,230	84,823,843	15,816,297	147,532,018
Shares redeemed	(15,423,834)	(143,282,611)	(23,299,753)	(216,846,879)
	30,703,548	$ 285,488,167	58,162,750	$ 548,245,723
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares U.S. Intermediate Credit Bond Index Fund, iShares U.S. Intermediate Government Bond Index Fund, iShares U.S. Long Credit Bond Index Fund, iShares U.S. Long Government Bond Index Fund and iShares U.S. Securitized Bond Index Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets.  It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications.  Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements.  The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

2024 BlackRock Semi-Annual Report to Shareholders

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
Additional Information

Additional Information (continued)

BlackRock Privacy Principles (continued)
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in This Report

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
ISUSCGSB-04/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 24, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 24, 2024

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